                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2014

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT O C T O B E R 3 1 , 2 0 1 4 ( u n a u d i t e d )

MARKET VECTORS
MUNICIPAL INCOME ETFs

CEF Municipal Income ETF	XMPT®

High-Yield Municipal Index ETF	HYD®

Intermediate Municipal Index ETF	ITM®

Long Municipal Index ETF	MLN®

Pre-Refunded Municipal Index ETF	PRB®

Short High-Yield Municipal Index ETF	SHYD®

Short Municipal Index ETF	SMB®

888.MKT.VCTR
marketvectorsetfs.com

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of October 31, 2014, and are subject to change.

MARKET VECTORS MUNICIPAL INCOME ETFS

(unaudited)

Dear Shareholder:

On October 31 of this year, assets under management in the Market Vectors Municipal Income ETFs reached a record level of US$2.6 billion, surpassing the previous high of US$2.3 billion recorded in February 2013.

Meeting the market’s demand for municipal bonds in which to invest has become a challenge. Even by October 2014, reinvestment demand, as measured by calls, maturities and coupons, had outpaced new issuance supply from the primary market by approximately 33%.

Through the end of October, there was only about $264 billion in new bonds to meet reinvestment demand of around $351 billion; that does not even take into consideration either new investors or non-traditional buyers such as investors shifting assets from high-yield corporate bonds because of the more attractive yields in high-yield munis.

This imbalance of supply versus demand has been a big theme this year, and has been the primary driver of continuing very strong performance which, in many instances, has exceeded the expectations analysts may have had at the start to the year.

$351 Billion in Demand from Bonds Being Called, Bonds Maturing, and Coupon Payments through 10/31/2014

Source: Siebert, Brandford, Shank & Co. LLC. Data as of October 31, 2014. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

We encourage you stay in touch with us through the videos, emails, and subscriptions available on our website (http://www.vaneck.com).

You may, in particular, be interested in subscribing to Muni Nation®, our weekly blog on the municipal bond market written by Jim Colby, senior municipal strategist and portfolio manager responsible for Market Vectors municipal bond investments. Should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

1

MARKET VECTORS MUNICIPAL INCOME ETFS

(unaudited)

Thank you for participating in the Market Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six month period ending October 31, 2014. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

November 11, 2014

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

[1]	Source: Van Eck Global and Morningstar Direct. Based on NAV total return performance of the 32 ETFs in the Municipal Bond Morningstar U.S. Category Group year to date ending October 31, 2014.
2

Management Discussion (unaudited)

Market Review

During the six month period ended October 31, 2014, the municipal bond market (munis) continued to demonstrate its resilience in the face of a number of challenges. For example, despite the extension of the Federal Reserve Bank’s (the “Fed”) “taper” program, which itself ended at the end of the period under review, and building on the momentum they developed during the first three months 2014, munis continued to experience inflows. In stark contrast to negative performance across the board for the year ended April 30, 2014, in the six months to October 31, 2014 all the Market Vectors Municipal Income ETFs performed positively.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and ETF share values will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. ETF returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Current performance may be lower or higher than performance data quoted.

Short Municipal Index ETF/Pre-Refunded Municipal Index ETF

Among short munis, the state general obligation and transportation sectors contributed most to the total return of the Short Municipal Index ETF. All other nine sectors contributed positive performance, but the industrial development revenue/pollution control revenue (IDR/PCR) and pre-refunded sectors contributed the least. In terms of state/U.S. territory, New York and California contributed the most to the total return of the Fund, while Puerto Rico was the single detractor from performance.

Munis from California contributed by far the most to the total return of the Pre-Refunded Municipal Index ETF. Grouped by state/U.S. territory, only munis from Maryland actually detracted from performance, and then only minimally.

Intermediate Municipal Index ETF

Munis from California and New York contributed the most to the total return of the Fund, while, when grouped by state/U.S. territory, those from Puerto Rico were the only detractors from performance. The sectors with the largest and second largest average weightings in the index, state general obligation and local general obligation, were the two largest contributors to the Fund’s performance. While no sectors detracted from performance, the pre-refunded and health care facilities sectors contributed the least over the period under review.

3

MARKET VECTORS MUNICIPAL INCOME ETFS

(unaudited)

Long Municipal Index ETF

All sectors contributed positively to the Fund’s total return, with the hospital sector being the greatest contributor. Municipal bonds issued by New York contributed by far the most to performance. Grouped by state/U.S. territory, municipal bonds issued by Puerto Rico were the only detractors from performance.

Short High-Yield Municipal Index ETF/High-Yield Municipal Index ETF

The Short High-Yield Municipal Index ETF traded for the full six month period to October 31, 2014. While the hospital and IDR/PCR sectors contributed most to performance, the electric sector was the one detractor from performance. Every single state/U.S. territory represented in the Fund, except for New Hampshire, Louisiana, and Puerto Rico, contributed positively to the Fund’s total return, with munis from Texas and New Jersey contributing the most to performance.

In the High-Yield Municipal Index ETF, every sector except one – electric – contributed to overall performance. While the hospital and IDR/PCR sectors contributed by far the most to total return, the pre-refunded and housing sectors contributed the least. Munis from Florida made the greatest contribution to performance and those from Oklahoma, Nevada, and Puerto Rico detracted most from performance.

CEF Municipal Income ETF

Over the six months under review, the average discount at which municipal closed-end funds (CEFs) traded at the beginning of the period continued to widen inexorably, if choppily. From a starting point of approximately -5.9% on May 1, the average discount had widened to approximately -8.3% by October 31. Since many municipal CEFs use leverage, and short-term rates remained low during the period under review, the cost of leverage, too, remained relatively low. This was, therefore, beneficial to the municipal closed-end fund market.

4

CEF MUNICIPAL INCOME ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	CEFMXTR[2]
Six Months	4.96%	5.00%	5.20%
One Year	15.83%	15.51%	15.99%
Life* (annualized)	7.08%	7.05%	7.47%
Life* (cumulative)	25.37%	25.25%	26.88%
*since 7/12/11

Commencement date for the Market Vectors CEF Municipal Income ETF (XMPT) was 7/12/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/12/11) to the first day of secondary market trading in shares of the Fund (7/13/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.60% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

S-Network Municipal Bond Closed-End Fund IndexSM is calculated and maintained by S-Network Global Indexes, LLC. S-Network does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is composed of shares of municipal closed-end funds listed in the United States that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.
5

HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	LMEHTR[2]
Six Months	5.43%	5.68%	5.53%
One Year	12.26%	11.43%	12.54%
Five Year	6.00%	6.36%	7.98%
Life* (annualized)	9.61%	9.63%	10.88%
Life* (cumulative)	69.30%	69.44%	80.87%
*since 2/4/09

Commencement date for the Market Vectors High-Yield Municipal Index ETF (HYD) was 2/4/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Funds or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Custom High Yield Composite Index (LMEHTR) is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990.
6

INTERMEDIATE MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	LMT2TR2
Six Months	3.26%	3.40%	4.00%
One Year	7.55%	6.98%	8.53%
Five Year	5.26%	5.29%	6.06%
Life* (annualized)	5.04%	5.04%	5.90%
Life* (cumulative)	40.49%	40.45%	48.62%
*since 12/4/07

Commencement date for the Market Vectors Intermediate Municipal Index ETF (ITM) was 12/4/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB-or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
7

LONG MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	LMT3TR2
Six Months	5.79%	5.73%	6.45%
One Year	13.01%	12.57%	13.82%
Five Year	5.93%	6.03%	7.03%
Life* (annualized)	4.17%	4.16%	5.82%
Life* (cumulative)	32.22%	32.14%	47.18%
*since 1/2/08

Commencement date for the Market Vectors Long Municipal Index ETF (MLN) was 1/2/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
8

PRE-REFUNDED MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	LMPETR[2]
Six Months	(0.26)%	0.47%	0.67%
One Year	0.05%	1.03%	1.35%
Five Year	1.21%	1.31%	1.81%
Life* (annualized)	1.15%	1.29%	1.83%
Life* (cumulative)	6.77%	7.63%	10.96%
*since 2/2/09

Commencement date for the Market Vectors Pre-Refunded Municipal Index ETF (PRB) was 2/2/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Pre-Refunded-Treasury-Escrowed Index (LMPETR) is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1-30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars.
9

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	BMHYTR[2]
Six Months	2.23%	2.40%	4.09%
Life* (cumulative)	4.26%	4.26%	7.12%
*since 1/13/14

Commencement date for the Market Vectors Short High-Yield Municipal Index ETF (SHYD) was 1/13/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/13/14) to the first day of secondary market trading in shares of the Fund (1/14/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal High Yield Short Duration Index (BMHYTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax. As of December 31, 2013, the Index consisted of approximately 1,619 bonds and 497 issuers.
10

SHORT MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	LMT1TR2
Six Months	0.99%	0.82%	1.25%
One Year	1.82%	1.59%	2.23%
Five Year	2.30%	2.44%	3.03%
Life* (annualized)	2.96%	2.97%	3.57%
Life* (cumulative)	21.53%	21.62%	26.47%
*since 2/22/08

Commencement date for the Market Vectors Short Municipal Index ETF (SMB) was 2/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.20%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
11

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, May 1, 2014 to October 31, 2014.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	May 1, 2014-
	May 1, 2014	October 31, 2014	During Period	October 31, 2014
CEF Municipal Income ETF
Actual	$1,000.00	$1,050.00	0.40%	$2.07
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,056.80	0.35%	$1.81
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Intermediate Municipal Index ETF
Actual	$1,000.00	$1,034.00	0.24%	$1.23
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Long Municipal Index ETF
Actual	$1,000.00	$1,057.30	0.24%	$1.24
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,004.70	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$1,024.00	0.35%	$1.79
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Short Municipal Index ETF
Actual	$1,000.00	$1,008.20	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2014) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
12

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 99.8%
22,436	Alliance Bernstein National Municipal Income Fund, Inc.	$315,001
12,758	BlackRock Investment Quality Municipal Trust, Inc.	200,428
12,991	BlackRock Long-Term Municipal Advantage Trust	146,538
40,942	BlackRock Muni Intermediate Duration Fund, Inc.	594,478
27,920	BlackRock MuniAssets Fund, Inc.	372,732
8,911	BlackRock Municipal 2018 Term Trust	144,804
11,740	BlackRock Municipal 2020 Term Trust	189,014
8,209	BlackRock Municipal Bond Trust	128,307
9,619	BlackRock Municipal Income Investment Quality Trust	138,225
28,711	BlackRock Municipal Income Quality Trust	402,528
34,568	BlackRock Municipal Income Trust	478,767
18,300	BlackRock Municipal Income Trust II	282,735
78,638	BlackRock Municipal Target Term Trust	1,584,556
28,979	BlackRock MuniEnhanced Fund, Inc.	326,883
8,874	BlackRock MuniHoldings Fund II, Inc.	134,707
13,611	BlackRock MuniHoldings Fund, Inc.	222,812
40,668	BlackRock MuniHoldings Investment Quality Fund	570,572
24,188	BlackRock MuniHoldings Quality Fund II, Inc.	322,426
14,172	BlackRock MuniHoldings Quality Fund, Inc.	187,921
13,808	BlackRock MuniVest Fund II, Inc.	213,748
49,216	BlackRock MuniVest Fund, Inc.	481,332
36,255	BlackRock MuniYield Fund, Inc.	525,697
10,774	BlackRock MuniYield Investment Fund	163,226
22,199	BlackRock MuniYield Quality Fund II, Inc.	290,807
65,985	BlackRock MuniYield Quality Fund III, Inc.	922,470
29,605	BlackRock MuniYield Quality Fund, Inc.	451,772
26,761	Deutsche Municipal Income Trust	362,344
20,443	Dreyfus Municipal Bond Infrastructure Fund, Inc.	247,769
15,967	Dreyfus Municipal Income, Inc.	151,527
37,654	Dreyfus Strategic Municipal Bond Fund, Inc.	308,763
41,832	Dreyfus Strategic Municipals, Inc.	351,389
67,792	Eaton Vance Municipal Bond Fund	856,213
7,906	Eaton Vance Municipal Bond Fund II	101,908
11,992	Eaton Vance Municipal Income Term Trust	211,059
12,704	Eaton Vance Municipal Income Trust	165,533
16,621	Eaton Vance National Municipal Opportunities Trust	335,578
44,209	Invesco Advantage Municipal Income Trust II	514,593
37,568	Invesco Municipal Income Opportunities Trust	253,584
73,357	Invesco Municipal Opportunity Trust	935,302
60,056	Invesco Municipal Trust	756,105
57,803	Invesco Quality Municipal Income Trust	714,445
58,672	Invesco Trust for Investment Grade Municipals	773,884
45,042	Invesco Value Municipal Income Trust	705,358
Number of Shares		Value

26,118	MainStay Defined Term Municipal Opportunities Fund	$472,213
34,375	MFS High Income Municipal Trust	166,375
45,027	MFS Municipal Income Trust	294,026
14,430	Neuberger Berman Intermediate Municipal Fund, Inc.	222,511
85,136	Nuveen AMT-Free Municipal Income Fund	1,170,620
9,989	Nuveen AMT-Free Municipal Value Fund	168,714
39,155	Nuveen Dividend Advantage Municipal Fund	554,435
32,349	Nuveen Dividend Advantage Municipal Fund 2	456,768
44,041	Nuveen Dividend Advantage Municipal Fund 3	607,766
32,381	Nuveen Dividend Advantage Municipal Income Fund	458,191
14,326	Nuveen Enhanced Municipal Value Fund	213,601
93,084	Nuveen Insured Municipal Opportunity Fund, Inc.	1,357,165
42,841	Nuveen Insured Quality Municipal Fund, Inc.	564,216
46,795	Nuveen Intermediate Duration Municipal Term Fund	591,957
12,872	Nuveen Intermediate Duration Quality Municipal Term Fund	164,504
34,636	Nuveen Investment Quality Municipal Fund, Inc.	513,652
43,303	Nuveen Municipal Advantage Fund, Inc.	594,983
37,853	Nuveen Municipal High Income Opportunity Fund	500,038
50,750	Nuveen Municipal Market Opportunity Fund, Inc.	690,200
160,988	Nuveen Municipal Value Fund, Inc.	1,550,314
65,133	Nuveen Performance Plus Municipal Fund, Inc.	951,593
21,784	Nuveen Premier Municipal Income Fund, Inc.	299,312
77,589	Nuveen Premium Income Municipal Fund 2, Inc.	1,086,246
43,163	Nuveen Premium Income Municipal Fund 4, Inc.	574,068
70,539	Nuveen Premium Income Municipal Fund, Inc.	964,974
54,366	Nuveen Quality Income Municipal Fund, Inc.	758,949
38,842	Nuveen Select Quality Municipal Fund, Inc.	543,011
16,042	Nuveen Select Tax Free	225,069
13,998	Nuveen Select Tax Free 2	187,433
12,603	Nuveen Select Tax Free 3	176,820
13,182	PIMCO Municipal Income Fund	185,471
40,102	PIMCO Municipal Income Fund II	473,204
18,113	PIMCO Municipal Income Fund III	197,432
10,812	Pioneer Municipal High Income Advantage Trust	164,451
11,312	Pioneer Municipal High Income Trust	172,621
62,281	Putnam Managed Municipal Income Trust	446,555
46,913	Putnam Municipal Opportunities Trust	555,450

See Notes to Financial Statements

13

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

33,736	Western Asset Managed Municipals Fund, Inc.	$451,050
7,972	Western Asset Municipal Defined Opportunity Trust, Inc.	179,689
20,909	Western Asset Municipal High Income Fund, Inc.	156,190
9,338	Western Asset Municipal Partners Fund, Inc.	139,230
Total Closed-End Funds (Cost: $39,178,766)		37,738,907
Number of Shares		Value

MONEY MARKET FUND: 0.1%
(Cost: $33,366)
33,366	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	$33,366
Total Investments: 99.9% (Cost: $39,212,132)		37,772,273
Other assets less liabilities: 0.1%		54,220
NET ASSETS: 100.0%		$37,826,493

Summary of Investments
by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$37,738,907
Money Market Fund	0.1	33,366
	100.0%	$37,772,273

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$37,738,907	$—	$—	$37,738,907
Money Market Fund	33,366	—	—	33,366
Total	$37,772,273	$—	$—	$37,772,273

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

14

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.2%
Alabama: 2.6%
$5,145,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 12/05/14 (c)	$5,196,501
1,215,000	Alabama State University (RB) (XLCA) 4.63%, 08/01/16 (c)	1,225,728
665,000	Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority (RB) 5.00%, 11/15/15 (c)	672,827
4,465,000	Colbert County, Alabama Health Care Authority (RB) 5.75%, 12/05/14 (c)	4,465,402
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
5,970,000	6.00%, 10/01/23 (c)	6,531,419
10,150,000	6.50%, 10/01/23 (c)	11,393,882
1,145,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 01/01/17 (c)	1,156,015
	Sylacauga Health Care Authority (RB)
1,450,000	6.00%, 08/01/15 (c)	1,511,842
1,800,000	6.00%, 08/01/15 (c)	1,876,770
		34,030,386
Alaska: 0.5%
	Northern Tobacco Securitization Corp., Series A (RB)
10,000	4.63%, 11/20/14 (c)	10,000
2,170,000	5.00%, 11/20/14 (c)	1,835,885
6,245,000	5.00%, 11/20/14 (c)	4,714,226
		6,560,111
Arizona: 4.1%
1,000,000	Apache County Industrial Development Authority (RB) 4.50%, 03/01/22 (c)	1,068,050
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
350,000	5.00%, 02/01/21	410,841
2,165,000	5.00%, 02/01/22 (c)	2,371,260
730,000	5.00%, 02/01/22 (c)	789,838
875,000	5.00%, 02/01/22 (c)	929,583
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
410,000	5.10%, 10/01/16 (c)	411,898
4,110,000	5.20%, 10/01/16 (c)	3,914,323
105,000	City of Glendale, Arizona Municipal Property Corp., Series C (RB) 4.00%, 01/01/23 (c)	106,456
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
4,650,000	5.00%, 01/01/16 (c)	4,668,879
5,150,000	5.00%, 01/01/16 (c)	5,166,840
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
750,000	3.75%, 07/01/24	752,993
1,000,000	5.00%, 07/01/24 (c)	1,050,750
500,000	5.00%, 07/01/24 (c)	511,505
Principal Amount		Value

Arizona: (continued)
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
$5,490,000	5.50%, 07/01/17 (c)	$5,230,762
3,340,000	5.63%, 07/01/17 (c)	2,952,460
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,528,086
	Salt Verde Financial Corp. (RB)
5,650,000	5.00%, 12/01/32	6,498,291
10,080,000	5.00%, 12/01/37	11,457,533
30,000	5.25%, 12/01/23	35,958
50,000	5.25%, 12/01/27	60,048
245,000	5.50%, 12/01/29	298,778
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,084,170
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	984,270
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB) 5.00%, 07/01/15 (c)	1,521,720
		53,805,292
Arkansas: 0.0%
35,000	County of Howard, Arkansas (RB) 4.50%, 06/01/17 (c)	35,406
California: 9.1%
40,000	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 1.70%, 10/01/17 ^	38,300
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
15,000	5.00%, 06/01/17 (c)	12,215
4,115,000	5.00%, 06/01/17 (c)	3,114,520
	California County Tobacco Securitization Agency, Series A (RB)
1,000,000	5.45%, 12/01/18 (c)	937,030
3,845,000	5.60%, 12/01/18 (c)	3,342,228
2,500,000	5.70%, 12/01/18 (c)	2,069,425
100,000,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 06/01/16 (c) ^	982,000
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
500,000	5.13%, 06/01/15 (c)	408,820
2,000,000	5.25%, 06/01/15 (c)	1,611,680
4,450,000	California Housing Finance Agency, Series G (RB) 4.95%, 02/01/17 (c)	4,574,956

See Notes to Financial Statements

15

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	$1,103,160
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	920,958
930,000	7.00%, 06/01/22 (c)	1,053,764
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,577,775
2,000,000	California Pollution Control Financing Authority, Poseidon Resources (Channelside) LP Desalination Project (RB) 5.00%, 07/01/22 (c)	2,148,400
1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	1,047,220
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,070,650
3,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB) 5.13%, 07/15/17 (c)	3,013,620
	California Statewide Community Development Authority, Daughters of Charity Health System Series A (RB)
1,050,000	5.00%, 07/01/15 (c)	1,049,958
2,410,000	5.25%, 07/01/15 (c)	2,405,734
3,210,000	5.25%, 07/01/15 (c)	3,198,155
	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
750,000	5.15%, 07/01/17 (c)	755,498
500,000	5.25%, 07/01/17 (c)	492,785
	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB)
1,750,000	3.50%, 10/01/26 (d)	840,000
4,500,000	3.63%, 10/01/18 (c) (d)	2,160,000
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 12/05/14 (c)	899,910
10,000,000	7.10%, 06/01/16 (c) ^	1,175,200
3,150,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 12/05/14 (c)	3,149,685
Principal Amount		Value

California: (continued)
$210,000,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.31%, 06/01/16 (c) ^	$1,623,300
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	120,326
9,125,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	10,579,707
	Foothill-Eastern Transportation Corridor Agency (RB)
1,000,000	5.75%, 01/15/24 (c)	1,146,720
2,500,000	6.00%, 01/15/24 (c)	2,891,750
1,000,000	6.00%, 01/15/24 (c)	1,155,030
1,000,000	6.50%, 01/15/24 (c)	1,178,870
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
6,060,000	4.50%, 06/01/17 (c)	5,682,523
1,295,000	5.00%, 06/01/17 (c)	1,060,592
2,100,000	5.13%, 06/01/17 (c)	1,569,624
7,700,000	5.75%, 06/01/17 (c)	6,279,196
1,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	803,670
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA) 5.00%, 09/01/15 (c)	235,472
	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA)
50,000	5.00%, 09/01/17 (c)	51,065
465,000	5.50%, 09/01/17 (c)	478,532
5,400,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	5,252,202
435,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB) 5.75%, 06/01/21 (c)	436,631
100,000,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series E (RB) 11.09%, 06/01/17 (c) ^	986,000
165,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	172,407
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,357,008

See Notes to Financial Statements

16

Principal Amount		Value

California: (continued)
	San Joaquin Hills Transportation Corridor Agency (RB)
$500,000	5.00%, 01/15/25 (c)	$561,535
1,250,000	5.00%, 01/15/25 (c)	1,360,288
1,250,000	5.00%, 01/15/25 (c)	1,342,900
1,250,000	5.00%, 01/15/25 (c)	1,314,150
	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL)
310,000	5.38%, 12/08/14 (c)	311,504
4,320,000	5.50%, 12/08/14 (c)	4,341,254
140,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB) 5.00%, 12/08/14 (c)	140,617
10,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	2,038,400
100,000,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	943,000
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,060,480
5,010,000	Tobacco Securitization Authority of Northern California (RB) 5.50%, 06/01/15 (c)	4,009,252
	Tobacco Securitization Authority of Southern California (RB)
3,150,000	5.00%, 11/20/14 (c)	2,546,775
5,690,000	5.13%, 11/20/14 (c)	4,451,799
3,265,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	3,239,827
		118,876,052
Colorado: 1.7%
1,500,000	City of Lakewood, Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,568,010
1,545,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB) 4.00%, 12/01/22 (c)	1,591,211
	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
950,000	5.20%, 12/05/14 (c)	955,900
1,700,000	5.30%, 12/05/14 (c)	1,579,300
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	1,054,990
1,500,000	7.00%, 06/01/22 (c)	1,579,875
25,000	Denver Convention Center Hotel Authority (RB) (XLCA) 5.00%, 11/01/16 (c)	25,545
Principal Amount		Value

Colorado: (continued)
	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
$4,550,000	5.25%, 10/01/17 (c)	$4,666,707
2,000,000	5.75%, 10/01/17 (c)	2,080,000
	E-470 Public Highway Authority (RB) (NATL)
5,145,000	5.30%, 09/01/26 (c) ^	1,748,683
9,000,000	5.50%, 09/01/40 ^	2,910,420
2,500,000	Salida Hospital District (RB) 5.25%, 10/01/16 (c)	2,518,775
		22,279,416
Connecticut: 0.8%
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 12/05/14 (c)	1,331,091
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
801,000	7.00%, 04/01/20 (c)	923,040
1,500,000	7.88%, 04/01/20 (c)	1,795,260
	Town of Hamden, Connecticut, Series A (RB)
1,540,000	7.63%, 01/01/20 (c)	1,619,479
4,750,000	7.75%, 01/01/20 (c)	4,882,762
		10,551,632
Delaware: 0.2%
2,210,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	2,369,540
District of Columbia: 2.4%
	District of Columbia Provident Group- Howard Properties, LLC (RB)
2,965,000	5.00%, 10/01/22 (c)	3,176,612
305,000	5.00%, 10/01/22 (c)	319,170
5,075,000	5.00%, 10/01/22 (c)	5,225,017
	District of Columbia, The Howard University Issue, Series A (RB)
1,500,000	6.25%, 04/01/21 (c)	1,724,610
2,485,000	6.50%, 04/01/21 (c)	2,887,719
1,330,000	6.50%, 04/01/21 (c)	1,543,066
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
14,255,000	5.00%, 04/01/22 (c)	14,936,817
205,000	5.04%, 10/01/37 ^	67,336
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB) 6.50%, 10/01/28 (c)	1,569,090
		31,449,437
Florida: 6.8%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,782,755

See Notes to Financial Statements

17

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
$1,530,000	8.00%, 11/15/21 (c)	$1,788,295
1,000,000	8.13%, 11/15/21 (c)	1,169,050
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA) 5.25%, 08/01/17 (c)	1,999,840
2,000,000	Capital Trust Agency, Inc. (RB) 7.75%, 01/01/21 (c)	2,050,640
	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	362,828
1,640,000	5.88%, 11/15/17 (c)	1,642,886
1,660,000	5.88%, 11/15/17 (c)	1,652,049
55,000	County of Brevard, Florida (RB) 6.75%, 11/01/19 (c)	60,992
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
120,000	5.00%, 10/01/23 (c)	134,839
175,000	6.00%, 10/01/23 (c)	211,047
4,750,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	5,588,042
	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB)
115,000	5.50%, 08/15/20 (c)	134,528
70,000	6.00%, 08/15/20 (c)	81,262
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	359,089
450,000	5.88%, 06/15/24 (c)	448,668
695,000	6.00%, 06/15/24 (c)	689,238
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,001,890
3,300,000	7.63%, 06/15/21 (c)	3,634,125
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB) 7.13%, 12/05/14 (c) §	3,002,160
2,590,000	Lake County, Florida Industrial Development, Crane’s View Lodge Project, Series A (RB) 7.13%, 11/01/17 (c)	2,612,041
	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB)
130,000	5.00%, 05/15/17 (c)	135,896
335,000	5.13%, 11/15/16 (c)	345,432
Principal Amount		Value

Florida: (continued)
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
$4,000,000	5.25%, 06/15/17 (c)	$4,091,720
3,500,000	5.38%, 06/15/17 (c)	3,571,015
3,300,000	5.75%, 06/15/22 (c)	3,433,716
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	108,104
800,000	5.50%, 11/15/21 (c)	900,504
2,000,000	5.50%, 11/15/21 (c)	2,198,900
	Miami Beach Health Facilities Authority (RB)
950,000	4.25%, 11/15/19 (c)	961,495
4,910,000	5.00%, 11/15/24 (c)	5,388,872
2,000,000	5.00%, 11/15/24 (c)	2,179,380
1,000,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	1,067,540
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,000,000	4.25%, 05/01/23 (c)	2,130,520
1,000,000	5.00%, 05/01/23 (c)	1,055,160
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
1,200,000	5.50%, 07/01/17 (c)	1,217,340
2,750,000	5.50%, 07/01/17 (c)	2,780,195
1,100,000	5.70%, 07/01/15 (c)	1,107,645
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,500,000	5.00%, 05/15/23 (c)	1,527,075
4,305,000	5.00%, 05/15/23 (c)	4,316,796
2,000,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	2,279,460
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	543,430
	Sarasota County, Florida Health Facilities Authority (RB)
1,785,000	5.75%, 07/01/17 (c)	1,790,926
5,455,000	5.75%, 07/01/17 (c)	5,460,510
4,545,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB) 7.38%, 01/01/18 (c)	4,680,986
435,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	500,711
945,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,007,606

See Notes to Financial Statements

18

Principal
Amount		Value

Florida: (continued)
$2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	$3,067,159
1,315,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	1,525,545
		89,779,902
Georgia: 1.0%
2,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (c)	2,309,013
100,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 03/01/17 (c)	100,351
79,000	Georgia Local Government, Series A (CP) (NATL) 4.75%, 06/01/28	82,956
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
5,000,000	4.13%, 04/01/24 (c)	5,021,150
5,000,000	5.00%, 04/01/24 (c)	5,400,750
		12,914,220
Guam: 1.0%
2,400,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	2,686,296
1,000,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	1,144,670
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,334,628
	Guam Government Waterworks Authority (RB)
255,000	5.50%, 07/01/20 (c)	287,360
1,395,000	5.50%, 07/01/23 (c)	1,579,461
	Guam Power Authority, Series A (RB)
1,210,000	5.00%, 10/01/22 (c)	1,328,229
250,000	5.50%, 10/01/20 (c)	281,283
	Territory of Guam, Series A (GO)
1,000,000	5.25%, 11/15/17 (c)	1,008,040
3,000,000	7.00%, 11/15/19 (c)	3,469,710
		13,119,677
Hawaii: 0.2%
2,285,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 12/05/14 (c)	2,294,300
Illinois: 4.3%
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	467,124
	Chicago, Illinois, Series A (GO)
1,000,000	5.00%, 01/01/24 (c)	1,019,070
2,750,000	5.25%, 01/01/24 (c)	2,915,907
Principal
Amount		Value

Illinois: (continued)
$465,000	City of Harvey, Illinois, Series A (GO) 5.50%, 12/01/17 (c)	$371,582
2,000,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,141,960
3,750,000	Harvey, Illinois, Series A (GO) 5.63%, 12/01/17 (c)	2,868,075
	Illinois Finance Authority, Centegra Health System, Series A (RB)
535,000	4.63%, 09/01/24 (c)	536,856
2,000,000	5.00%, 09/01/24 (c)	2,109,440
20,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB) 5.63%, 01/01/18 (c)	21,663
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4,800,000	5.13%, 05/15/23 (c)	4,962,336
1,500,000	5.25%, 05/15/23 (c)	1,551,000
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
1,000,000	8.13%, 02/15/20 (c)	1,063,680
3,000,000	8.25%, 02/15/20 (c)	3,186,990
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
3,000,000	5.00%, 04/01/16 (c)	3,012,390
1,000,000	5.00%, 04/01/16 (c)	999,950
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,036,400
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,329,381
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
300,000	8.00%, 05/15/15 (c)	204,393
610,000	8.00%, 05/15/20 (c)	414,721
1,625,000	8.13%, 05/15/20 (c)	1,104,366
320,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	331,469
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	645,903
	Illinois Finance Authority, Roosevelt University Project (RB)
1,000,000	6.25%, 10/01/19 (c)	1,093,690
2,000,000	6.50%, 10/01/19 (c)	2,186,160
2,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (c)	2,974,415
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
230,000	5.75%, 02/15/20 (c)	254,962
2,070,000	6.00%, 02/15/20 (c)	2,277,476
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
1,565,000	8.00%, 05/15/20 (c)	1,648,759
7,000,000	8.00%, 05/15/20 (c)	7,351,960

See Notes to Financial Statements

19

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Illinois: (continued)
$150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 11/25/14 (c)	$150,173
1,250,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 11/25/14 (c)	1,251,613
	Illinois Railsplitter Tobacco Settlement Authority (RB)
350,000	5.25%, 06/01/20	409,290
200,000	5.38%, 06/01/21	237,982
1,030,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/18	1,166,454
2,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	2,038,540
		56,336,130
Indiana: 3.3%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,633,110
3,000,000	7.13%, 11/15/22 (c)	3,257,850
55,000	City of Anderson Economic Development, Anderson University Project (RB) 4.75%, 12/05/14 (c)	55,020
	City of Anderson, Indiana, Anderson University Project (RB)
45,000	5.00%, 04/01/17 (c)	45,618
525,000	5.00%, 04/01/17 (c)	526,271
175,000	5.00%, 04/01/17 (c)	172,751
1,900,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	2,106,834
	Indiana Finance Authority, I-69 Section 5 Project (RB)
2,515,000	5.00%, 09/01/24 (c)	2,654,683
1,250,000	5.25%, 09/01/24 (c)	1,386,538
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,608,178
2,500,000	5.50%, 08/15/20 (c)	2,686,250
245,000	5.50%, 08/15/20 (c)	262,601
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
1,100,000	5.00%, 07/01/23 (c)	1,173,117
3,000,000	5.00%, 07/01/23 (c)	3,159,150
8,300,000	5.25%, 07/01/23 (c)	8,876,767
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,220,000	5.00%, 06/01/22 (c)	2,374,201
3,200,000	5.00%, 06/01/22 (c)	3,362,368
Principal
Amount		Value

Indiana: (continued)
	Indiana Finance Authority, United States Steel Corp. Project (RB)
$1,040,000	5.75%, 08/01/22 (c)	$1,060,041
25,000	6.00%, 06/01/20 (c)	27,685
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,024,720
3,000,000	5.75%, 09/01/17 (c)	3,033,930
1,160,000	5.80%, 09/01/17 (c)	1,174,013
		42,661,696
Iowa: 2.1%
3,000,000	City of Coralville, Iowa, Series D (CP) 5.25%, 06/01/16 (c)	2,969,130
	Iowa Finance Authority (RB)
163,200	2.00%, 12/05/14 (c)	1,632
870,000	2.70%, 11/15/24 (c) §	535,798
5,430,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	5,617,987
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
500,000	5.00%, 12/01/19	535,525
1,500,000	5.25%, 12/01/23 (c)	1,627,185
2,450,000	5.50%, 12/01/18 (c)	2,597,147
	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB)
20,000	4.00%, 09/01/23 (c)	18,801
1,200,000	5.00%, 09/01/23 (c)	1,167,108
1,500,000	5.00%, 09/01/23 (c)	1,398,210
610,000	5.75%, 09/01/20 (c)	644,154
1,345,000	6.00%, 09/01/20 (c)	1,403,144
	Iowa Tobacco Settlement Authority, Series C (RB)
3,000,000	5.38%, 06/01/15 (c)	2,560,350
7,290,000	5.50%, 06/01/15 (c)	6,228,430
160,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 06/01/15 (c)	136,419
		27,441,020
Kansas: 2.1%
2,255,000	Arkansas City Public Building Commission (RB) 6.25%, 09/01/19 (c)	2,461,941
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
1,000,000	5.00%, 05/15/17 (c)	1,005,640
2,000,000	5.00%, 05/15/17 (c)	2,000,900
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
18,000,000	5.13%, 01/01/17 (c)	17,927,640
1,000,000	5.25%, 01/01/17 (c)	1,001,740
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,556,298
		26,954,159

See Notes to Financial Statements

20

Principal Amount		Value

Kentucky: 1.7%
$5,650,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	$5,386,201
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
2,000,000	5.38%, 11/15/22 (c)	2,063,740
1,000,000	5.50%, 11/15/22 (c)	1,021,440
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	563,814
2,000,000	6.00%, 06/01/20 (c)	2,297,980
1,325,000	6.38%, 06/01/20 (c)	1,530,799
2,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	2,310,640
	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB)
1,000,000	5.00%, 07/01/17	1,107,340
5,650,000	5.75%, 07/01/23 (c)	6,415,744
		22,697,698
Louisiana: 1.8%
	City of New Orleans, Louisiana (RB)
500,000	5.00%, 12/01/24 (c)	561,385
1,850,000	5.00%, 06/01/24 (c)	2,026,693
500,000	5.00%, 12/01/24 (c)	553,785
45,000	Jefferson Parish Hospital Service District No. 2 (RB) 6.25%, 07/01/21 (c)	50,891
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 (d)* §	1,487,500
100,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	112,288
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
910,000	6.50%, 08/01/20 (c)	1,078,823
2,300,000	6.50%, 11/01/20 (c)	2,725,799
575,000	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Series A (RB) (CIFG) 4.50%, 07/01/16 (c)	541,426
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	1,590,302
Principal Amount		Value

Louisiana: (continued)
$2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c)	$2,044,040
15,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 6.38%, 05/15/21 (c)	17,766
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
1,525,000	5.25%, 05/15/17 (c)	1,595,409
1,050,000	5.38%, 05/15/17 (c)	1,103,193
3,000,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Series A (RB) 7.50%, 07/01/23	3,062,610
25,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	27,158
1,475,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	1,557,246
2,750,000	Tobacco Settlement Financing Corp/LA (RB) 5.00%, 05/15/20	3,196,875
		23,333,189
Maine: 0.6%
2,000,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	2,180,140
	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB)
1,165,000	6.00%, 07/01/21 (c)	1,301,340
2,220,000	6.75%, 07/01/21 (c)	2,454,654
50,000	6.95%, 07/01/21 (c)	56,180
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 12/05/14 (c)	2,020,020
		8,012,334
Maryland: 1.2%
1,000,000	Anne Arundel County Consolidated Special Taxing District (ST) 5.25%, 07/01/24 (c)	1,019,730
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,544,829
	County of Howard, Maryland (RB)
2,000,000	5.25%, 04/01/17 (c)	1,978,360
2,990,000	5.25%, 04/01/17 (c)	2,840,948
60,000	5.25%, 04/01/17 (c)	55,604
2,955,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,019,508

See Notes to Financial Statements

21

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Maryland: (continued)
$2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c) (d)	$900,000
2,265,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	2,501,081
545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	565,770
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	47,786
		15,473,616
Massachusetts: 0.5%
3,150,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	3,193,218
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 12/05/14 (c)	282,856
220,000	Massachusetts Development Finance Agency, Series H (RB) 5.50%, 07/01/21 (c)	235,915
50,000	Massachusetts Health & Educational Facilities Authority, Boston Medical Center Issue, Series B (RB) 5.00%, 07/01/18 (c)	53,044
465,000	Massachusetts Health & Educational Facilities Authority, Jordan Hospital Issue, Series D (RB) 5.38%, 12/05/14 (c)	465,140
2,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	2,008,400
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	23,510
75,000	6.25%, 07/01/19 (c)	88,332
		6,350,415
Michigan: 3.0%
	City of Detroit, Michigan Sewage Disposal System Revenue, Series A (RB)
35,000	5.00%, 07/01/21	39,464
750,000	5.50%, 07/01/17 (c)	798,075
	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
25,000	5.00%, 07/01/21 (c)	26,164
25,000	5.25%, 07/01/21 (c)	27,405
Principal Amount		Value

Michigan: (continued)
$345,000	Detroit Local Development Finance Authority (TA) 5.50%, 12/05/14 (c)	$338,918
	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB)
2,000,000	4.75%, 07/01/23 (c)	1,848,080
990,000	7.38%, 07/01/20 (c)	1,073,576
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/01/15 (c)	2,569,110
1,000,000	5.75%, 07/01/15 (c)	1,027,330
1,450,000	6.00%, 07/01/15 (c)	1,490,150
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,567,755
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
650,000	5.00%, 07/01/24 (c)	698,373
100,000	5.00%, 07/01/24 (c)	105,397
520,000	5.00%, 07/01/24 (c)	543,884
	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB)
1,350,000	7.38%, 10/01/20	1,261,238
1,000,000	8.00%, 10/01/19 (c)	918,230
500,000	Michigan Finance Authority, Series C (RB) 5.00%, 07/01/22 (c)	527,270
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/01/17 (c)	1,004,880
5,750,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/05/14 (c)	5,750,632
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
1,940,000	5.13%, 06/01/17 (c)	1,692,611
7,500,000	6.00%, 06/01/17 (c)	6,374,850
970,000	6.00%, 06/01/17 (c)	784,381
7,000,000	6.88%, 06/01/18 (c)	6,616,750
100,000,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.24%, 06/01/17 (c) ^	1,684,000
		38,768,523
Minnesota: 1.1%
2,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	2,213,757
3,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	3,550,750

See Notes to Financial Statements

22

Principal
Amount		Value

Minnesota: (continued)
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
$500,000	6.00%, 08/01/17 (c)	$511,450
500,000	6.00%, 08/01/17 (c)	509,405
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	2,607,750
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,393,578
2,500,000	6.00%, 05/01/19 (c)	2,736,775
		14,523,465
Mississippi: 0.0%
280,000	Mississippi Development Bank, Series A (RB) (XLCA) 5.00%, 03/01/16 (c)	286,938
Missouri: 0.6%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,014,660
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 12/05/14 (c)	24,284
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,345,000	6.25%, 12/05/14 (c)	2,360,031
2,500,000	6.50%, 12/05/14 (c)	2,507,075
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
580,000	5.00%, 06/15/15 (c)	586,647
1,150,000	5.25%, 06/15/15 (c)	1,140,708
570,000	5.35%, 06/15/15 (c)	551,042
		8,184,447
Nebraska: 0.2%
3,160,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (c)	3,174,852
Nevada: 0.1%
	City of North Las Vegas, Nevada (GO)
1,220,000	5.00%, 06/01/21 (c)	1,042,990
715,000	5.00%, 06/01/21 (c)	595,824
		1,638,814
New Jersey: 4.8%
1,000,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	1,024,120
1,000,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	1,126,350
Principal
Amount		Value

New Jersey: (continued)
$235,000	City of Atlantic City, Series A (GO) 5.50%, 02/15/18	$246,449
3,745,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	4,204,774
4,000,000	New Jersey Economic Development Authority, ACR Energy Partners, LLC, Series A (RB) 10.50%, 06/01/16 (c)	1,800,000
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
370,000	4.25%, 06/15/22 (c)	395,019
840,000	5.00%, 06/15/22 (c)	967,109
500,000	5.00%, 06/15/22 (c)	556,780
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
3,220,000	4.88%, 09/15/19	3,410,302
1,150,000	5.25%, 08/20/22 (c)	1,224,359
2,215,000	5.50%, 12/05/14 (c)	2,216,218
100,000	5.63%, 03/05/24 (c)	109,391
235,000	5.63%, 03/05/24 (c)	257,445
3,735,000	5.75%, 09/15/22 (c)	4,137,446
8,140,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	8,278,706
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
1,350,000	5.13%, 01/01/24 (c)	1,477,319
150,000	5.38%, 01/01/24 (c)	164,949
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
250,000	5.00%, 07/01/19	288,955
125,000	5.00%, 07/01/21	147,744
2,050,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB) 6.25%, 07/01/21 (c)	2,259,161
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,222,020
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
7,500,000	5.00%, 06/01/17 (c)	6,418,650
6,385,000	5.00%, 06/01/17 (c)	4,773,681
3,150,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	3,569,454
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
5,535,000	4.50%, 06/01/17 (c)	5,503,727
25,000	5.00%, 06/01/17 (c)	27,160
1,000,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	747,450

See Notes to Financial Statements

23

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New Jersey: (continued)
$400,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 7.74%, 06/01/17 (c) ^	$97,784
5,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	5,336,812
		62,989,334
New Mexico: 0.9%
1,390,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 10/01/16 (c)	1,335,623
2,810,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	3,134,780
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,575,203
5,650,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	4,614,072
		11,659,678
New York: 7.2%
4,160,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	4,595,510
2,205,000	Dutchess County Industrial Development Agency (RB) 4.50%, 08/01/17 (c)	2,165,839
1,465,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB) 6.00%, 11/15/16 (c)	1,490,344
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
30,000	5.00%, 06/01/15 (c)	25,701
190,000	5.00%, 06/01/15 (c)	152,559
1,475,000	Long Island Power Authority, Series C (RB) (CIFG) 5.25%, 09/01/29	1,831,581
	Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project (RB)
1,000,000	5.00%, 07/01/22 (c)	1,103,460
415,000	5.00%, 07/01/22 (c)	449,511
	Nassau County Tobacco Settlement Corp., Series A (RB)
4,805,000	5.00%, 06/01/16 (c)	3,983,825
1,785,000	5.13%, 06/01/16 (c)	1,413,809
	New York City Industrial Development Agency, British Airways Plc Project (RB)
5,550,000	5.25%, 12/05/14 (c)	5,563,986
4,650,000	7.63%, 12/05/14 (c)	4,669,623
Principal
Amount		Value

New York: (continued)
$2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company, LLC Project (RB) 5.88%, 10/01/17 (c) (d) §	$780,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,083,840
	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series B (RB)
1,000,000	5.00%, 12/01/16 (c)	1,028,490
280,000	5.25%, 12/01/16 (c)	288,742
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	1,999,314
1,000,000	5.00%, 01/01/17 (c)	1,053,620
790,000	5.00%, 01/01/17 (c)	811,385
530,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 12/05/14 (c)	530,848
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,181,620
1,700,000	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC) 4.50%, 09/01/16 (c)	1,717,697
	New York Counties Tobacco Trust IV, Series A (RB)
325,000	5.00%, 06/01/15 (c)	249,278
115,000	5.00%, 06/01/15 (c)	86,032
500,000	New York Dormitory Authority, Pace University, Series A (RB) 4.00%, 05/01/22	529,525
2,070,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	2,187,742
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
2,000,000	5.00%, 11/15/24 (c)	2,015,660
1,000,000	5.38%, 11/15/24 (c)	1,023,730
1,000,000	7.25%, 11/15/24 (c)	1,079,070
2,000,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	2,134,220
2,170,000	New York State Dormitory Authority, Manhattan College, Series A (RB) 5.00%, 07/01/17 (c)	2,213,617
2,870,000	New York State Dormitory Authority, Orange Regional Medical Center (RB) 6.13%, 12/01/18 (c)	3,081,375

See Notes to Financial Statements

24

Principal Amount		Value

New York: (continued)
$295,000	New York State Dormitory Authority, Pace University, Series A (RB) 5.00%, 05/01/19	$329,052
100,000	New York State Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	102,140
4,400,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	4,534,728
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
5,965,000	4.50%, 07/01/22 (c)	5,794,699
3,140,000	5.00%, 07/01/22 (c)	3,167,632
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
1,000,000	4.63%, 07/01/19 (c)	1,045,710
200,000	5.00%, 07/01/19	215,180
795,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 4.75%, 06/01/16 (c)	745,066
10,000	Suffolk Tobacco Asset Securitization Corp (RB) 6.00%, 06/01/18 (c)	8,900
5,500,000	Suffolk Tobacco Asset Securitization Corp. (RB) 6.63%, 06/01/22 (c)	5,460,840
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA) 5.00%, 01/01/17 (c)	1,023,310
	Town of Oyster Bay, New York (GO)
705,000	3.25%, 08/15/17 (c)	711,705
945,000	3.25%, 08/01/22 (c)	954,658
100,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB) 5.00%, 06/01/16 (c)	97,425
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
5,415,000	5.00%, 06/01/16 (c)	4,517,193
7,265,000	5.13%, 06/01/16 (c)	5,849,705
1,250,000	Westchester County Local Development Corp. (RB) 5.50%, 05/01/24 (c)	1,398,938
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
1,500,000	5.13%, 06/01/15 (c)	1,390,680
2,500,000	5.13%, 06/01/15 (c)	2,068,650
		93,937,764
North Carolina: 0.5%
3,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB) 5.75%, 08/01/15 (c) §	3,005,100
Principal Amount		Value

North Carolina: (continued)
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
$245,000	4.75%, 03/01/22 (c)	$249,229
820,000	5.00%, 03/01/22 (c)	835,547
1,330,000	5.00%, 03/01/22 (c)	1,348,633
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,538,071
		6,976,580
North Dakota: 0.0%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,999
500,000	5.00%, 12/01/21 (c)	537,210
		563,209
Ohio: 4.8%
	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
2,500,000	5.88%, 06/01/17 (c)	2,054,625
5,000,000	5.88%, 06/01/17 (c)	3,964,750
3,380,000	6.50%, 06/01/17 (c)	2,908,558
102,650,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.90%, 06/01/17 (c) ^	1,273,887
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
9,750,000	5.13%, 06/01/17 (c)	8,140,762
2,000,000	5.38%, 06/01/17 (c)	1,701,060
4,765,000	6.00%, 06/01/17 (c)	3,789,462
540,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	450,738
750,000	City of Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 12/05/14 (c)	754,080
250,000	City of Cleveland, Ohio Airport System Revenue, Series A (RB) 5.00%, 01/01/22 (c)	280,435
1,035,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 12/05/14 (c)	1,037,991
2,535,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	2,817,805
1,750,000	County of Hamilton, Ohio The Christ Hospital Project (RB) 5.00%, 06/01/22 (c)	1,888,215
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB) 6.63%, 11/01/20 (c)	2,540,120

See Notes to Financial Statements

25

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Ohio: (continued)
$2,000,000	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	$2,064,160
2,000,000	Franklin, Ohio, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	1,829,200
2,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	3,234,542
2,000,000	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	2,039,240
1,000,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	1,022,200
1,000,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	1,064,550
550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB) 5.75%, 04/01/15 (c)	557,348
4,490,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (c)	4,399,257
4,650,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 12/05/14 (c)	4,660,230
850,000	Ohio State Water Development Authority, Series A (RB) 5.88%, 06/01/16 (p)	910,452
530,000	Ohio State Water Development Authority, Series C (RB) 3.95%, 05/01/20 (p)	556,399
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
3,400,000	5.75%, 12/01/22 (c)	3,533,212
3,750,000	6.00%, 12/01/22 (c)	3,860,887
		63,334,165
Oklahoma: 0.3%
2,057,834	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 12/05/14 (c) §	2,069,276
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB) 5.13%, 12/01/17 (c)	947,470
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	281,361
1,000,000	6.00%, 01/01/22 (c)	1,053,310
		4,351,417
Principal Amount		Value

Oregon: 0.1%
$400,000	Hospital Facilities Authority of Multnomah County Oregon (RB) 5.00%, 10/01/19	$429,240
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c)	698,022
750,000	6.38%, 09/01/20 (c)	807,353
		1,934,615
Pennsylvania: 3.4%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,370,918
1,000,000	6.75%, 12/01/21 (c)	1,175,310
1,000,000	6.88%, 11/01/19 (c)	1,146,860
	Allentown Neighborhood Improvement Zone Development Authority (RB)
815,000	5.00%, 05/01/22 (c)	881,561
2,980,000	5.00%, 05/01/22 (c)	3,189,107
750,000	Beaver County Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	770,655
400,000	Cumberland County, Pennsylvania Municipal Authority (RB) 5.25%, 01/01/22 (c)	414,440
9,840,000	Delaware County Authority (RB) 5.00%, 12/15/16 (c)	9,898,154
2,715,000	Delaware River Port Authority (RB) 5.00%, 01/01/23 (c)	3,100,937
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c) (d) §	2,970,576
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,567,695
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,258,213
700,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	710,612
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 12/05/14 (c)	1,802,916
1,000,000	Pennsylvania Higher Educational Facilities Authority (RB) 6.00%, 07/01/20 (c)	1,094,980
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	368,491
1,000,000	7.25%, 06/15/24 (c)	1,065,390

See Notes to Financial Statements

26

Principal Amount		Value

Pennsylvania: (continued)
$2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	$2,283,743
	Philadelphia Gas Works Co. (RB) (AMBAC)
150,000	5.00%, 10/01/17	169,074
135,000	5.00%, 10/01/17 (c)	147,174
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
105,000	5.00%, 07/01/17 (c)	105,928
1,990,000	5.50%, 07/01/17 (c)	2,044,168
1,365,000	5.63%, 07/01/22 (c)	1,460,700
4,175,000	5.63%, 07/01/22 (c)	4,442,701
1,500,000	Susquehanna Area Regional Airport Authority (RB) 5.00%, 01/01/23	1,678,695
		45,118,998
Puerto Rico: 3.6%
235,000	Children’s Trust Fund (RB) 5.63%, 12/05/14 (c)	219,991
	Commonwealth of Puerto Rico (GO)
20,000	5.00%, 07/01/16 (c)	15,380
25,000	5.25%, 07/01/18	21,989
100,000	5.50%, 07/01/21 (c)	71,697
85,000	5.63%, 07/01/16 (c)	61,265
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
420,000	4.50%, 07/01/22 (c)	297,171
50,000	5.00%, 07/01/22	38,449
415,000	5.13%, 07/01/22 (c)	284,209
90,000	5.25%, 07/01/16	84,046
85,000	5.25%, 07/01/16 (c)	66,509
250,000	5.25%, 12/05/14 (c)	201,298
20,000	5.25%, 12/05/14 (c)	15,649
100,000	5.25%, 07/01/22 (c)	75,969
70,000	5.25%, 07/01/18 (c)	52,816
220,000	5.50%, 07/01/17	200,770
150,000	5.50%, 07/01/18	132,440
500,000	5.50%, 07/01/18	441,465
100,000	5.50%, 07/01/19	86,466
65,000	5.50%, 07/01/18 (c)	46,126
9,985,000	8.00%, 07/01/20 (c)	8,736,875
	Commonwealth of Puerto Rico, Public Improvement, Series B (GO)
45,000	5.00%, 07/01/16 (c)	30,605
840,000	5.75%, 07/01/19 (c)	596,459
30,000	Commonwealth of Puerto Rico, Public Improvement, Series C (GO) 6.00%, 07/01/19 (c)	22,184
10,000	Commonwealth of Puerto Rico, Public Improvement, Series D (GO) 5.00%, 07/01/16 (c)	8,504
Principal Amount		Value

Puerto Rico: (continued)
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
$1,040,000	5.00%, 07/01/22 (c)	$717,839
1,740,000	5.25%, 07/01/22 (c)	1,192,857
700,000	5.75%, 07/01/22 (c)	500,752
10,000	6.00%, 07/01/18 (c)	7,363
1,500,000	6.00%, 07/01/18 (c)	1,083,645
7,355,000	6.00%, 07/01/22 (c)	5,295,968
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 9.15%, 05/15/15 (c) ^	970,060
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23	582,500
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB) 5.00%, 07/01/16 (c)	1,711,410
305,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 6.00%, 07/01/21 (c)	225,355
655,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/22 (c)	443,900
460,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	439,144
	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG)
25,000	4.50%, 07/01/16 (c)	19,945
200,000	4.75%, 07/01/16 (c)	132,126
500,000	5.00%, 07/01/16 (c)	338,320
	Puerto Rico Electric Power Authority, Series A (RB)
890,000	4.80%, 07/01/22 (c)	445,036
350,000	7.00%, 07/01/23 (c)	175,004
	Puerto Rico Electric Power Authority, Series AAA (RB)
325,000	5.25%, 07/01/20 (c)	162,536
90,000	5.25%, 07/01/20 (c)	45,008
	Puerto Rico Electric Power Authority, Series CCC (RB)
25,000	4.80%, 07/01/20 (c)	12,501
125,000	5.00%, 07/01/20 (c)	62,511
40,000	5.00%, 07/01/15 (c)	20,002
	Puerto Rico Electric Power Authority, Series DDD (RB)
525,000	5.00%, 07/01/20	262,574
975,000	5.00%, 07/01/20 (c)	487,607
165,000	5.00%, 07/01/20 (c)	82,515
	Puerto Rico Electric Power Authority, Series TT (RB)
375,000	5.00%, 07/01/17	187,624
260,000	5.00%, 07/01/17 (c)	130,029
25,000	5.00%, 07/01/17 (c)	12,502
925,000	5.00%, 07/01/17 (c)	462,546

See Notes to Financial Statements

27

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Puerto Rico: (continued)
$2,100,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 07/01/29	$2,066,148
	Puerto Rico Electric Power Authority, Series WW (RB)
85,000	5.38%, 07/01/18 (c)	42,508
45,000	5.50%, 07/01/18 (c)	22,505
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	4.00%, 07/01/16	250,280
115,000	4.25%, 07/01/20	57,516
500,000	5.00%, 07/01/16	250,275
25,000	5.00%, 07/01/17	12,508
385,000	5.00%, 07/01/18	192,589
50,000	5.25%, 07/01/20	25,007
25,000	5.25%, 07/01/20 (c)	12,502
175,000	5.25%, 07/01/20 (c)	87,514
500,000	5.25%, 07/01/20 (c)	250,035
290,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	263,433
	Puerto Rico Highways & Transportation Authority (RB)
500,000	5.00%, 07/01/15 (c)	326,250
115,000	5.00%, 07/01/15 (c)	73,888
10,000	5.00%, 12/05/14 (c)	6,880
1,500,000	5.00%, 07/01/17 (c)	828,750
400,000	5.00%, 07/01/15 (c)	221,196
780,000	5.00%, 12/05/14 (c)	430,264
1,020,000	5.00%, 07/01/17 (c)	541,518
200,000	5.00%, 07/01/17 (c)	105,064
250,000	5.25%, 12/05/14 (c)	172,180
1,055,000	5.50%, 07/01/22	635,638
2,000,000	5.50%, 07/01/24	1,125,000
1,500,000	5.50%, 07/01/25	829,650
1,500,000	5.50%, 07/01/26	829,545
155,000	Puerto Rico Highways & Transportation Authority, Series K (RB) 5.00%, 07/01/15 (c)	98,038
385,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	235,816
	Puerto Rico Infrastructure Financing Authority (RB)
1,000,000	5.00%, 12/15/21 (c)	702,750
1,065,000	5.00%, 07/01/16 (c)	646,966
265,000	5.00%, 07/01/16 (c)	160,794
55,000	5.00%, 07/01/16 (c)	33,072
860,000	5.25%, 12/15/21 (c)	587,354
	Puerto Rico Public Buildings Authority, Series D (RB) (COMWLTH GTD)
35,000	5.25%, 12/05/14 (c)	26,037
325,000	5.25%, 12/05/14 (c)	224,825
	Puerto Rico Public Buildings Authority, Series I (RB) (COMWLTH GTD)
320,000	5.00%, 12/05/14 (c)	218,214
1,570,000	5.25%, 12/05/14 (c)	1,084,258
Principal Amount		Value

Puerto Rico: (continued)
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
$1,485,000	5.00%, 07/01/17 (c)	$1,023,328
25,000	5.50%, 07/01/17 (c)	21,328
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
20,000	6.00%, 07/01/19	17,136
35,000	6.00%, 07/01/19 (c)	29,498
1,165,000	6.75%, 07/01/19 (c)	900,580
745,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.50%, 12/05/14 (c)	512,888
	Puerto Rico Public Buildings Authority, Series S (RB) (COMWLTH GTD)
170,000	5.50%, 07/01/16 (c)	131,799
505,000	5.75%, 07/01/16 (c)	401,662
1,655,000	6.00%, 07/01/21 (c)	1,160,883
	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD)
110,000	5.00%, 07/01/20	88,790
200,000	5.25%, 07/01/22 (c)	134,014
1,865,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series B (RB) 5.50%, 08/01/21 (c)	983,955
	University of Puerto Rico, Series P (RB)
445,000	5.00%, 06/01/16 (c)	300,918
500,000	5.00%, 06/01/16 (c)	343,565
90,000	5.00%, 06/01/16 (c)	58,962
		47,803,584
Rhode Island: 0.3%
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,451,650
220,000	Tobacco Settlement Financing Corp., Series A (RB) 6.25%, 12/05/14 (c)	220,042
		3,671,692
South Carolina: 1.4%
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,514,894
3,100,000	5.63%, 05/01/17 (c)	3,131,093
9,685,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	9,142,543
600,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	680,922
2,000,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	2,261,440
		18,730,892

See Notes to Financial Statements

28

Principal
Amount		Value

South Dakota: 0.5%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
$1,250,000	5.00%, 11/15/16 (c)	$1,289,600
5,325,000	5.00%, 11/15/16 (c)	5,347,312
		6,636,912
Tennessee: 0.7%
110,000	County of Claiborne, Tennessee (GO) 4.13%, 04/01/20 (c)	117,433
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,051,500
2,500,000	5.38%, 12/01/22 (c)	2,576,600
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,147,470
3,000,000	5.50%, 09/01/23 (c)	3,001,830
395,000	Sullivan County, Tennessee Health, Educational & Housing Facilities Board, Series C (RB) 5.25%, 09/01/16 (c)	419,237
		9,314,070
Texas: 7.1%
2,500,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	2,531,250
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB) 6.25%, 01/01/21 (c)	2,580,780
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
4,500,000	4.75%, 07/01/24	4,846,410
3,800,000	5.00%, 07/01/24 (c)	4,045,290
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	638,232
	Gregg County Health Facilities Development Corp., Series C (RB)
3,000,000	5.00%, 07/01/22 (c)	3,047,490
95,000	5.00%, 07/01/22 (c)	95,714
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	1,022,670
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	1,004,230
2,800,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	3,184,468
Principal
Amount		Value

Texas: (continued)
$340,000	IAH Public Facility Corp. (RB) 6.13%, 12/05/14 (c)	$190,828
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
2,765,000	5.00%, 11/01/22 (c)	3,013,629
985,000	5.25%, 11/01/20 (c)	1,058,668
2,000,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	2,039,280
1,500,000	New Hope Cultural Education Facilities Corp., Series A (RB) 5.00%, 04/01/24 (c)	1,612,920
2,930,000	North Texas Tollway Authority, Series F (RB) 5.75%, 01/01/18 (c)	3,256,695
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 12/05/14 (c)	2,003,420
2,060,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 12/05/14 (c)	2,064,923
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	951,950
500,000	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 07/15/15 (c)	504,835
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	11,085,900
800,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB) 7.50%, 12/05/14 (c)	793,752
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation – Edgemere Project, Series A (RB) 6.00%, 11/15/16 (c)	1,550,460
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,020,012
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
45,000	5.25%, 12/15/24	52,364
40,000	5.25%, 12/15/25	46,557
195,000	5.25%, 12/15/26	226,976
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,990,000	5.00%, 12/15/22 (c)	2,265,376
1,555,000	5.00%, 12/15/22 (c)	1,737,028
1,000,000	5.00%, 12/15/22 (c)	1,108,820
2,550,000	5.00%, 12/15/22 (c)	2,802,858
1,000,000	5.00%, 12/15/22 (c)	1,095,470
50,000	5.00%, 12/15/22 (c)	54,627
75,000	5.00%, 12/15/22 (c)	81,721

See Notes to Financial Statements

29

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
$30,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien Series A (RB) 5.25%, 12/15/22	$34,803
	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB)
600,000	5.63%, 12/15/17	644,220
12,500,000	6.25%, 12/15/26	15,463,750
3,650,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	4,380,620
2,425,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	2,619,218
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
785,000	6.00%, 01/01/21 (c)	856,011
2,950,000	7.00%, 01/01/21 (c)	3,250,841
2,480,000	7.13%, 01/01/21 (c)	2,708,061
		93,573,127
Vermont: 0.9%
4,650,000	Burlington, Vermont Airport Revenue, Series A (RB) 4.00%, 07/01/22 (c)	4,563,370
5,150,000	City of Burlington, Vermont Airport Revenue, Series A (RB) 5.00%, 07/01/22	5,778,506
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,128,578
		11,470,454
Virgin Islands: 1.3%
	Virgin Islands Public Finance Authority (RB)
390,000	5.00%, 10/01/20 (c)	428,372
7,330,000	5.00%, 10/01/22 (c)	8,072,749
1,200,000	5.25%, 10/01/20 (c)	1,346,472
1,200,000	Virgin Islands Public Finance Authority, Series A (RB) 5.00%, 10/01/20	1,370,808
1,000,000	Virgin Islands Public Finance Authority, Series B (RB) 5.00%, 10/01/19	1,131,500
800,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series A (RB) (ACA) 5.00%, 12/01/14 (c)	802,048
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (c)	1,152,590
Principal
Amount		Value

Virgin Islands: (continued)
$100,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	$110,209
	Virgin Islands Water and Power Authority, Series B (RB)
1,125,000	5.00%, 07/01/17 (c)	1,127,419
1,070,000	5.00%, 07/01/17 (c)	1,070,717
		16,612,884
Virginia: 3.2%
	Albermarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	626,240
1,500,000	5.00%, 01/01/23 (c)	1,542,390
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	656,195
2,750,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	2,922,947
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	1,002,810
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	446,529
1,000,000	5.00%, 12/01/23 (c)	1,027,870
2,000,000	5.00%, 12/01/23 (c)	2,040,860
1,520,000	5.13%, 10/01/17 (c)	1,590,194
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,673,793
1,000,000	6.88%, 03/01/21 (c)	1,163,980
	Hanover County, Virginia Economic Development Authority, Series A (RB)
570,000	4.00%, 07/01/22	578,248
1,500,000	5.00%, 07/01/22 (c)	1,517,025
1,500,000	5.00%, 07/01/22 (c)	1,513,200
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	951,950
	Route 460 Funding Corp., Series A (RB)
5,000,000	5.00%, 07/01/23 (c)	5,294,950
4,650,000	5.13%, 07/01/23 (c)	4,987,078
8,250,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	5,639,452
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
2,000,000	5.50%, 07/01/22 (c)	2,197,420
3,000,000	6.00%, 07/01/22 (c)	3,415,440
1,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	1,826,860
		42,615,431

See Notes to Financial Statements

30

Principal
Amount		Value

Washington: 1.5%
$1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	$1,053,800
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,072,240
1,000,000	Washington Health Care Facilities Authority (RB) 4.75%, 12/01/16 (c)	1,007,810
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (c)	853,395
3,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	3,205,890
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
1,545,000	5.25%, 01/01/17	1,574,185
3,750,000	5.63%, 01/01/17 (c)	3,774,225
5,800,000	5.63%, 01/01/17 (c)	5,606,570
		20,148,115
West Virginia: 1.4%
3,150,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	3,246,799
1,800,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (c)	1,841,724
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c)	5,275,527
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	2,138,920
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
1,500,000	6.50%, 10/01/18 (c)	1,600,740
2,000,000	6.50%, 10/01/18 (c)	2,072,140
2,005,000	6.75%, 10/01/18 (c)	2,092,598
		18,268,448
Wisconsin: 1.3%
4,240,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB) 5.00%, 07/01/22	4,739,133
1,000,000	Public Finance Authority, Rose Villa Project, Series A (RB) 5.00%, 11/15/24	1,021,350
4,630,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	4,826,960
Principal
Amount		Value

Wisconsin: (continued)
$1,000,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	$1,017,740
450,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.25%, 08/15/16 (c)	465,953
1,750,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB) 5.13%, 08/15/16 (c)	1,808,905
2,500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	2,924,875
		16,804,916
Total Municipal Bonds (Cost: $1,260,944,375)		1,290,418,952

Number of
Shares

MONEY MARKET FUND: 0.5% (Cost: $6,327,849)
6,327,849	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	6,327,849
Total Investments: 98.7% (Cost: $1,267,272,224)		1,296,746,801
Other assets less liabilities: 1.3%		16,416,343
NET ASSETS: 100.0%		$1,313,163,144

See Notes to Financial Statements

31

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
§	Illiquid Security - the aggregate value of illiquid securities is $13,850,410 which represents 1.1% of net assets.

Summary of Investments
By Sector (unaudited)	% of Investments	Value
Airport	4.4%	$56,956,870
Development	11.7	151,722,728
Education	3.6	47,339,704
Facilities	2.9	37,204,578
General Obligation	9.3	121,281,405
Higher Education	4.5	58,744,433
Housing	0.4	4,680,079
Medical	18.0	232,849,295
Multifamily Housing	0.1	1,047,220
Nursing Homes	9.8	127,539,510
Pollution	4.7	60,539,663
Power	1.0	13,300,945
Single Family Housing	0.4	4,574,956
Student Loan	0.4	4,631,417
Tobacco Settlement	13.3	172,577,428
Transportation	9.0	117,314,213
Utilities	2.8	36,845,971
Water	3.2	41,268,537
Money Market Fund	0.5	6,327,849
	100.0%	$1,296,746,801

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,290,418,952	$—	$1,290,418,952
Money Market Fund	6,327,849	—	—	6,327,849
Total	$6,327,849	$1,290,418,952	$—	$1,296,746,801

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

32

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alabama: 0.1%
$100,000	Alabama Federal & Highway Finance Authority, Federal Highway Grant Anticipation (RB) 5.00%, 09/01/22 (c)	$116,500
100,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/21	119,181
100,000	Alabama Public School & College Authority (RB) 5.00%, 01/01/21	119,919
350,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB) 5.00%, 03/01/21	420,578
35,000	Birmingham Airport Authority (RB) (AGM) 5.25%, 07/01/20 (c)	40,046
		816,224
Alaska: 0.1%
300,000	City of Valdez, Alaska BP Pipelines, Inc. Project, Series B (RB) 5.00%, 01/01/21	354,927
Arizona: 2.5%
1,875,000	Apache County Industrial Development Authority (RB) 4.50%, 03/01/22 (c)	2,002,594
	Arizona Department of Transportation State Highway Fund Revenue (RB)
1,000,000	4.00%, 07/01/22 (c)	1,091,510
1,275,000	5.00%, 07/01/22 (c)	1,495,804
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	562,285
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	591,860
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
500,000	5.00%, 07/01/21	602,010
680,000	5.00%, 07/01/21 (c)	810,723
1,200,000	5.00%, 07/01/21 (c)	1,423,260
2,000,000	5.00%, 07/01/22 (c)	2,369,300
	City of Mesa, Arizona (RB)
740,000	3.25%, 07/01/24 (c)	727,220
1,165,000	3.25%, 07/01/24 (c)	1,136,958
250,000	4.00%, 07/01/24 (c)	276,783
	City of Phoenix, Arizona (GO)
260,000	4.00%, 07/01/22	298,327
1,000,000	4.00%, 07/01/24 (c)	1,139,910
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO) 4.00%, 07/01/22 (c)	1,142,896
5,000	Regional Transportation Authority of Pima County, Arizona (RB) 5.00%, 06/01/21 (c)	5,892
Principal Amount		Value

Arizona: (continued)
	Salt River Project Agricultural Improvement & Power District (RB)
$600,000	5.00%, 12/01/21 (c)	$726,072
275,000	5.00%, 06/01/22 (c)	322,779
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
1,000,000	5.00%, 12/01/21 (c)	1,205,700
1,000,000	5.00%, 12/01/21 (c)	1,182,440
		19,114,323
Arkansas: 0.6%
220,000	City of Rogers, Arkansas (RB) 4.00%, 11/01/21 (c)	234,595
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	3,032,170
1,100,000	5.00%, 04/01/21	1,329,801
300,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	363,744
		4,960,310
California: 14.6%
25,000	Alameda County Joint Powers Authority (RB) 5.25%, 12/01/23 (c)	30,121
1,880,000	Alameda County, California Joint Powers Authority, Series A (RB) 5.25%, 12/01/23 (c)	2,288,768
	California Health Facilities Financing Authority (RB)
25,000	5.00%, 07/01/23 (c)	30,031
1,000,000	5.00%, 10/01/24 (c)	1,185,340
105,000	5.25%, 03/01/21 (c)	125,858
1,175,000	California Health Facilities Financing Authority, Series A (RB) 5.00%, 03/01/23 (c)	1,400,271
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB) 5.00%, 06/01/21	1,217,560
	California State Department of Veterans Affairs, Series A (RB)
1,000,000	3.25%, 12/01/20	1,053,040
595,000	3.50%, 06/01/21 (c)	625,678
100,000	3.88%, 06/01/21 (c)	106,164
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB) 5.00%, 12/01/19 (c)	593,765
1,500,000	California State Department of Water Resources, Series N (RB) 5.00%, 05/01/21	1,819,320
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (c)	1,073,580

See Notes to Financial Statements

33

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	California State Public Works Board (RB)
$150,000	5.00%, 03/01/23	$181,776
1,635,000	5.00%, 09/01/23 (c)	1,925,589
1,000,000	5.00%, 10/01/24 (c)	1,196,790
165,000	5.00%, 12/01/21 (c)	189,166
1,250,000	5.00%, 11/01/22 (c)	1,439,837
20,000	5.13%, 03/01/20 (c)	23,504
675,000	5.25%, 10/01/24 (c)	835,630
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.00%, 10/01/19 (c)	346,836
1,250,000	California State Public Works Board, Various Capital Projects, Series I (RB) 5.00%, 11/01/23	1,527,200
350,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB) 5.00%, 03/01/23 (c)	413,634
	California State Public Works Board, Various University of California Projects, Series G (RB)
1,370,000	5.00%, 12/01/21 (c)	1,681,305
505,000	5.00%, 12/01/21 (c)	619,751
1,195,000	California State University, Systemwide, Series A (RB) 4.00%, 11/01/22 (c)	1,292,560
	California State Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	541,564
1,000,000	4.00%, 09/01/21	1,144,770
250,000	4.00%, 10/01/21	286,260
1,000,000	5.00%, 09/01/20	1,195,030
1,015,000	5.00%, 02/01/21	1,219,106
1,840,000	5.00%, 09/01/21	2,224,247
850,000	5.00%, 10/01/21	1,028,321
500,000	5.00%, 10/01/21	604,895
200,000	5.00%, 11/01/21	242,292
855,000	5.00%, 10/01/22	1,037,500
925,000	5.00%, 10/01/22	1,122,441
770,000	5.00%, 12/01/22	935,635
1,475,000	5.00%, 09/01/23	1,807,140
500,000	5.00%, 04/01/22 (c)	598,960
2,350,000	5.00%, 09/01/23 (c)	2,853,957
1,000,000	5.00%, 09/01/22 (c)	1,204,960
100,000	5.00%, 02/01/22 (c)	118,566
1,250,000	5.00%, 09/01/18 (c)	1,436,675
755,000	5.00%, 09/01/23 (c)	908,220
1,090,000	5.00%, 04/01/18 (c)	1,235,417
580,000	5.00%, 03/01/20 (c)	671,228
915,000	5.00%, 09/01/18 (c)	1,045,699
1,000,000	5.00%, 09/01/23 (c)	1,178,590
4,315,000	5.00%, 04/01/18 (c)	4,813,469
500,000	5.25%, 10/01/19 (c)	599,095
830,000	5.25%, 09/01/22	1,021,033
500,000	5.25%, 03/01/20 (c)	584,395
600,000	California State, Department of Water Resources Power Supply, Series L (RB) 5.00%, 05/01/20 (c)	718,296
Principal Amount		Value

California: (continued)
$250,000	City & County of San Francisco, California, Series A (GO) 4.00%, 06/15/22 (c)	$276,753
550,000	City & County of San Francisco, California, Series R1 (GO) 5.00%, 12/15/21 (c)	664,119
1,750,000	City of Los Angeles, California, Series B (GO) 5.00%, 09/01/21	2,126,757
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB) 4.75%, 09/01/20 (c)	536,455
470,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	494,586
255,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	249,395
900,000	East Bay Municipal Utility District Water System Revenue (RB) 5.00%, 06/01/27	1,157,157
	Golden State Tobacco Securitization Corp. (RB)
250,000	5.00%, 06/01/23 (c)	289,795
525,000	5.00%, 06/01/23 (c)	600,847
535,000	Huntington Beach Union High School District (GO) 5.00%, 08/01/23 (c)	662,116
	Los Angeles Department of Water & Power, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,209,610
500,000	5.00%, 01/01/23 (c)	595,755
	Los Angeles Department of Water & Power, Series B (RB)
400,000	5.00%, 07/01/23 (c)	480,836
1,160,000	5.00%, 01/01/24 (c)	1,379,240
250,000	Los Angeles International Airport, Department of Airports, Series A (RB) 5.00%, 05/15/20 (c)	302,000
	Los Angeles, California Department of Airports (RB)
20,000	5.00%, 05/15/20 (c)	23,805
350,000	5.00%, 05/15/19 (c)	410,298
	Los Angeles, California Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	886,864
320,000	5.00%, 10/01/21	385,978
	Los Angeles, California Unified School District, Series C (GO)
1,070,000	5.00%, 07/01/24	1,328,255
550,000	5.00%, 07/01/24 (c)	664,141
750,000	5.00%, 07/01/24 (c)	900,675
1,100,000	5.00%, 07/01/24 (c)	1,314,775
500,000	5.00%, 07/01/24 (c)	595,280
25,000	Los Angeles, California Wastewater System Revenue (RB) 5.00%, 06/01/23	31,059
50,000	Metropolitan Water District of Southern California (RB) 5.00%, 07/01/22 (c)	58,850

See Notes to Financial Statements

34

Principal Amount		Value

California: (continued)
$500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB) 5.00%, 02/01/22	$613,455
1,260,000	Rancho Cucamonga Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/22	1,528,355
125,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	153,035
15,000	Riverside County Transportation Commission (RB) 5.25%, 06/01/23 (c)	18,385
20,000	Sacramento County Sanitation Districts Financing Authority (RB) 5.00%, 12/01/21 (c)	23,420
750,000	San Bernardino, California Community College District, Series A (GO) 5.00%, 08/01/23	926,175
	San Diego Community College District (GO)
240,000	5.00%, 08/01/22 (c)	286,817
250,000	5.00%, 08/01/21 (c)	298,798
	San Diego, California Water Authority, Series A (RB)
450,000	4.50%, 05/01/21 (c)	509,940
500,000	4.50%, 05/01/21 (c)	562,745
500,000	5.00%, 05/01/21 (c)	590,520
310,000	5.00%, 11/01/22 (c)	367,533
430,000	San Dieguito Union High School District (GO) 4.00%, 08/01/23 (c)	462,138
455,000	San Francisco Bay Area Rapid Transit District (RB) 5.00%, 07/01/22 (c)	529,320
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	411,454
1,215,000	San Francisco, California City & County Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	1,313,427
	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,000,000	5.00%, 11/01/21 (c)	1,209,990
1,250,000	5.00%, 11/01/21 (c)	1,495,262
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,151,010
600,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	708,990
385,000	Santa Clara County Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	430,584
Principal Amount		Value

California: (continued)
$1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (c)	$1,200,760
500,000	Southern California Public Power Authority, Windy Point Project (RB) 5.00%, 07/01/20 (c)	606,020
	State of California (GO)
700,000	3.00%, 12/01/22	747,082
100,000	3.00%, 02/01/22 (c)	106,151
500,000	4.00%, 05/01/23	571,425
855,000	4.00%, 09/01/22 (c)	944,946
500,000	5.00%, 02/01/22	602,850
765,000	5.00%, 10/01/22	928,289
355,000	5.00%, 02/01/22 (c)	427,491
1,325,000	5.00%, 05/01/24	1,632,228
905,000	5.00%, 12/01/23 (c)	1,104,037
1,000,000	5.00%, 12/01/23 (c)	1,208,100
140,000	5.00%, 02/01/22 (c)	164,968
200,000	5.00%, 12/01/23 (c)	240,536
695,000	5.00%, 09/01/23 (c)	825,118
250,000	5.00%, 11/01/23 (c)	297,598
1,000,000	5.00%, 12/01/23 (c)	1,191,940
2,750,000	5.00%, 10/01/24 (c)	3,293,812
700,000	5.00%, 09/01/18 (c)	790,426
190,000	5.00%, 09/01/18 (c)	213,562
2,350,000	5.00%, 12/01/23 (c)	2,755,469
135,000	5.25%, 03/01/20 (c)	156,894
	University of California (RB)
645,000	5.00%, 05/15/24 (c)	777,915
425,000	5.00%, 05/15/23 (c)	504,709
455,000	University of California, Series AF (RB) .00%, 05/15/23 (c)	554,354
1,750,000	University of California, Series AK (RB) 5.00%, 05/15/23 (p)	2,161,267
1,900,000	University of California, Series G (RB) 5.00%, 05/15/22 (c)	2,275,953
		113,101,489
Colorado: 0.6%
1,500,000	Colorado Higher Education (CP) 5.00%, 11/01/23	1,838,115
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	568,547
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	27,366
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	47,850
	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW)
900,000	5.00%, 12/01/21	1,090,431
375,000	5.00%, 12/01/23	461,269

See Notes to Financial Statements

35

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Colorado: (continued)
$165,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW) 5.00%, 12/01/22 (c)	$200,219
500,000	University of Colorado Enterprise System, Series A (RB) 4.00%, 06/01/22	573,725
		4,807,522
Connecticut: 2.4%
1,245,000	Connecticut State Health & Educational Facility Authority (RB) 5.00%, 07/01/24 (c)	1,450,076
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	1,126,880
650,000	Connecticut State, Series A (GO) 5.00%, 10/15/23 (c)	780,091
	Connecticut State, Series B (GO)
500,000	5.00%, 04/15/21	600,310
5,000	5.00%, 05/15/21 (c)	5,964
405,000	5.00%, 04/15/22 (c)	482,165
2,500,000	5.00%, 03/01/23 (c)	2,971,025
145,000	Connecticut State, Series C (GO) 5.00%, 12/01/19 (c)	172,901
	Connecticut State, Series D (GO)
1,100,000	5.00%, 11/01/20	1,318,339
960,000	5.00%, 11/01/21 (c)	1,134,614
	Connecticut State, Series E (GO)
225,000	5.00%, 08/15/23 (c)	270,848
1,000,000	5.00%, 09/15/22 (c)	1,195,510
480,000	Connecticut State, Series G (GO) 5.00%, 10/15/22 (c)	577,080
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
500,000	5.00%, 12/01/20	598,315
440,000	5.00%, 01/01/23 (c)	523,547
1,000,000	5.00%, 10/01/23 (c)	1,176,630
	State of Connecticut (GO)
500,000	4.00%, 09/01/24 (c)	547,595
270,000	5.00%, 02/15/19 (c)	312,776
650,000	5.00%, 07/15/23 (c)	776,815
125,000	5.00%, 03/01/24 (c)	147,759
	University of Connecticut, Series A (RB)
500,000	5.00%, 02/15/23 (c)	602,465
1,900,000	5.00%, 02/15/21 (c)	2,238,333
		19,010,038
Delaware: 0.0%
100,000	State of Delaware (GO) 5.00%, 03/01/22	122,627
District of Columbia: 0.7%
	District of Columbia (RB)
25,000	5.00%, 06/01/20 (c)	29,122
660,000	5.00%, 06/01/20 (c)	758,274
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	992,604
Principal Amount		Value

District of Columbia: (continued)
$395,000	District of Columbia, Income Tax Secured Revenue, Series C (RB) 5.00%, 12/01/22 (c)	$469,315
750,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	882,000
600,000	District of Columbia, National Public Radio, Series A (RB) 5.00%, 04/01/20 (c)	672,168
250,000	District of Columbia, Provident Group-Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	267,843
1,000,000	District of Columbia, Series A (GO) 5.00%, 06/01/23 (c)	1,183,340
		5,254,666
Florida: 5.0%
1,000,000	Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/21	1,180,510
750,000	City of Jacksonville, Florida, Better Jacksonville Sales Tax, Series A (RB) 5.00%, 10/01/25	927,180
1,225,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/22 (c)	1,410,220
	City of Orlando, Florida, Series A (RB)
2,420,000	5.25%, 05/01/24 (c)	2,904,363
750,000	5.25%, 05/01/24 (c)	894,600
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	24,757
1,440,000	County of Miami-Dade, Florida, Series A (RB) 5.00%, 10/01/22	1,708,114
265,000	County of Orange, Florida Sales Tax Revenue (RB) 5.00%, 01/01/21	319,163
500,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	601,015
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	577,490
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,253,643
570,000	4.00%, 06/01/22 (c)	628,231
1,000,000	4.00%, 06/01/21 (c)	1,092,280
1,500,000	5.00%, 06/01/19 (c)	1,747,755
	Florida State Board of Education, Public Education Capital Outlay, Series D (GO)
500,000	5.00%, 06/01/21 (c)	602,875
500,000	5.00%, 06/01/19 (c)	586,325
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	890,452

See Notes to Financial Statements

36

Principal
Amount		Value

Florida: (continued)
$1,000,000	Florida State Department of Environmental Protection, Series A (RB) 5.00%, 07/01/21	$1,199,850
1,000,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/21	1,199,850
	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO)
1,300,000	5.00%, 07/01/21 (c)	1,573,403
1,000,000	5.00%, 07/01/21 (c)	1,203,320
375,000	Florida State, Board of Education, Series A (GO) 4.00%, 06/01/21	428,164
100,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO) 5.00%, 07/01/21 (c)	119,985
30,000	Florida’s Turnpike Enterprise (RB) 3.00%, 07/01/22 (c)	29,193
700,000	Jacksonville, Florida Transportation Refunding, Series A (RB) 5.00%, 10/01/22 (c)	827,015
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB) 5.00%, 10/01/22	425,565
1,500,000	Jacksonville, Florida, Series B (RB) 5.00%, 10/01/21	1,804,965
250,000	Jacksonville, Florida, Series B-1 (RB) 5.00%, 10/01/21	300,108
800,000	Lee County, Florida School Board, Series B (CP) 5.00%, 08/01/21	947,256
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	366,902
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (c)	581,517
500,000	Miami-Dade County, Florida Expressway Authority (RB) 5.00%, 07/01/21	593,710
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
50,000	4.00%, 08/01/22 (c)	53,357
255,000	4.00%, 08/01/22 (c)	271,215
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
500,000	5.00%, 10/01/21 (c)	592,395
1,000,000	5.00%, 10/01/21 (c)	1,176,350
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
1,565,000	5.00%, 10/01/22 (c)	1,820,877
500,000	5.00%, 10/01/22 (c)	566,890
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGO) 5.00%, 10/01/20 (c)	566,460
Principal
Amount		Value

Florida: (continued)
$200,000	Orange County Health Facilities Authority (RB) 5.13%, 10/01/19 (c)	$226,064
395,000	Orlando Utilities Commission (RB) 5.00%, 10/01/24	490,961
100,000	Orlando-Orange County Expressway Authority (RB) 5.00%, 07/01/22	121,590
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	510,540
	State of Florida (GO)
650,000	3.00%, 06/01/24 (c)	644,969
610,000	3.00%, 06/01/24 (c)	586,771
215,000	4.00%, 06/01/21 (c)	232,265
800,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO) 4.00%, 06/01/21 (c)	899,120
1,020,000	Tampa-Hillsborough County Expressway Authority (RB) 5.00%, 07/01/22 (c)	1,180,477
50,000	Tohopekaliga Water Authority (RB) 5.75%, 10/01/21 (c)	61,349
		38,951,426
Georgia: 1.8%
850,000	Fulton County, Georgia Water and Sewerage Revenue (RB) 5.00%, 01/01/21	1,014,356
275,000	Georgia Housing & Finance Authority (RB) 3.00%, 06/01/24 (c)	271,150
	Georgia State, Series C (GO)
500,000	5.00%, 10/01/21	609,620
1,000,000	5.00%, 07/01/21 (c)	1,209,610
335,000	5.00%, 07/01/21 (c)	401,018
500,000	Georgia State, Series J (GO) 4.50%, 11/01/21 (c)	589,720
	Gwinnett County, Georgia School District (GO)
655,000	5.00%, 02/01/24	819,359
500,000	5.00%, 02/01/25 (c)	626,140
760,000	Gwinnett County, Water & Sewerage Authority, Series A (RB) 4.00%, 08/01/19 (c)	848,434
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	311,707
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	604,090
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,895,000	5.00%, 01/01/23	2,287,530
1,000,000	5.00%, 01/01/23 (c)	1,178,540
	State of Georgia (GO)
1,000,000	3.00%, 02/01/24 (c)	1,001,580
65,000	3.00%, 07/01/22 (c)	65,087
40,000	4.00%, 11/01/21 (c)	43,906
1,950,000	5.00%, 07/01/22 (c)	2,363,283
		14,245,130

See Notes to Financial Statements

37

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Guam: 0.2%
$1,000,000	Guam Power Authority (RB) (AGM) 5.00%, 10/01/21	$1,181,970
Hawaii: 1.4%
575,000	City & County of Honolulu, Hawaii, Series A (GO) 5.00%, 11/01/22 (c)	687,246
	City & County of Honolulu, Hawaii, Series B (GO)
500,000	5.00%, 12/01/20 (c)	601,845
40,000	5.00%, 11/01/22 (c)	48,654
650,000	5.00%, 12/01/20 (c)	781,560
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	971,048
1,000,000	5.00%, 12/01/21 (c)	1,209,380
800,000	5.00%, 12/01/21 (c)	962,208
	Hawaii State, Series EA (GO)
350,000	5.00%, 12/01/21	425,093
600,000	5.00%, 12/01/21 (c)	728,286
	State of Hawaii (GO)
100,000	5.00%, 11/01/22 (c)	118,082
1,850,000	5.00%, 12/01/21 (c)	2,198,188
1,425,000	5.00%, 12/01/21 (c)	1,688,055
50,000	State of Hawaii Airports System Revenue (RB) 5.25%, 07/01/20 (c)	58,356
		10,478,001
Illinois: 3.8%
	Chicago Midway International Airport (RB)
70,000	5.00%, 01/01/23 (c)	81,267
1,000,000	5.00%, 01/01/24 (c)	1,157,310
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	580,810
1,500,000	Chicago O’Hare International Airport, Senior Lien, Series B (RB) 5.25%, 01/01/23 (c)	1,730,775
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	231,236
945,000	Chicago, Illinois Board of Education, Series F (GO) 5.00%, 12/01/20	1,033,811
	Chicago, Illinois, Series A (GO)
475,000	5.00%, 01/01/20 (c)	496,684
500,000	5.00%, 01/01/20 (c)	539,235
450,000	5.00%, 01/01/20 (c)	468,414
1,000,000	5.00%, 01/01/20 (c)	1,079,950
500,000	5.00%, 01/01/20 (c)	532,890
160,000	5.25%, 01/01/24 (c)	170,274
925,000	Chicago, Illinois, Series C (GO) 5.00%, 01/01/22 (c)	975,542
535,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	563,895
	County of Cook County, Illinois, Series A (GO)
750,000	5.00%, 11/15/21	868,582
595,000	5.25%, 11/15/21 (c)	680,472
1,030,000	5.25%, 11/15/21 (c)	1,150,943
Principal
Amount		Value

Illinois: (continued)
	County of Cook, Illinois, Series C (GO)
$900,000	5.00%, 11/15/20	$1,033,308
200,000	5.00%, 11/15/22 (c)	230,040
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,105,000	5.00%, 12/01/21 (c)	1,279,933
1,035,000	5.00%, 12/01/21 (c)	1,190,178
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,300,000	5.38%, 06/01/21	1,546,883
450,000	5.50%, 06/01/21 (c)	529,254
	Illinois State (GO)
500,000	4.00%, 08/01/22 (c)	500,965
1,695,000	4.00%, 06/15/21 (c)	1,800,107
500,000	5.00%, 01/01/20 (c)	552,955
985,000	5.00%, 08/01/23	1,100,078
690,000	5.25%, 07/01/23 (c)	757,834
700,000	5.25%, 07/01/23 (c)	767,200
	Illinois State Toll Highway Authority (RB)
400,000	5.00%, 01/01/23 (c)	458,416
130,000	5.25%, 01/01/20 (c)	151,080
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,018,670
	State of Illinois (GO)
2,140,000	5.00%, 07/01/21	2,408,763
25,000	5.00%, 03/01/22 (c)	27,318
250,000	5.00%, 05/01/24 (c)	276,863
960,000	5.00%, 04/01/24 (c)	1,040,083
370,000	5.50%, 07/01/23 (c)	416,879
390,000	5.50%, 07/01/23 (c)	436,968
		29,865,865
Indiana: 0.6%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	487,365
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB) 5.00%, 05/01/22	964,759
1,000,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,200,470
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,155,830
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	580,575
140,000	Zionsville Community Schools Building Corp. (RB) 3.00%, 07/15/24 (c)	137,892
		4,526,891
Iowa: 0.2%
1,600,000	Iowa Finance Authority (RB) 5.00%, 08/01/19 (c)	1,868,784

See Notes to Financial Statements

38

Principal
Amount		Value

Kansas: 0.7%
$540,000	City of Wichita, Kansas (GO) 3.00%, 06/01/23 (c)	$532,867
260,000	Kansas Development Finance Authority, Department of Health and Environment, Series SRF-1 (RB) 5.00%, 03/01/20 (c)	303,046
	State of Kansas Department of Transportation (RB)
25,000	5.00%, 09/01/21	30,275
1,500,000	5.00%, 09/01/24 (c)	1,821,840
2,400,000	Wyandotte County, Kansas City Unified Government Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	2,707,368
		5,395,396
Kentucky: 0.7%
350,000	Kentucky Asset Liability Commission (RB) 5.00%, 09/01/24 (c)	422,387
250,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/24 (c)	297,645
	Kentucky State Property & Building Commission, Project No. 106, Series A (RB)
540,000	5.00%, 10/01/23 (c)	633,982
450,000	5.00%, 10/01/23 (c)	523,305
835,000	Kentucky State Property & Buildings Commission, Project No. 99, Series A (RB) 5.00%, 11/01/20 (c)	987,613
600,000	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB) 5.00%, 07/01/22 (c)	717,288
	Kentucky Turnpike Authority (RB)
125,000	5.00%, 07/01/23 (c)	149,936
470,000	5.00%, 07/01/23 (c)	560,123
300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB) 5.25%, 06/01/21 (c)	345,390
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB) 5.00%, 11/15/21 (c)	583,255
		5,220,924
Louisiana: 0.9%
1,500,000	Louisiana Public Facilities Authority (RB) 5.00%, 12/01/15 (c)	1,534,260
	Louisiana State, Series A (GO)
3,400,000	4.00%, 02/01/24 (c)	3,709,740
250,000	5.00%, 05/15/20 (c)	295,230
250,000	5.00%, 02/01/24 (c)	308,698
500,000	Louisiana State, Series B (RB) 5.00%, 05/01/20 (c)	575,360
Principal
Amount		Value

Louisiana: (continued)
	State of Louisiana (GO)
$60,000	5.00%, 05/15/20 (c)	$71,065
75,000	5.00%, 07/15/22 (c)	90,851
	State of Louisiana Gasoline & Fuels Tax Revenue (RB)
105,000	5.00%, 05/01/21	126,489
50,000	5.00%, 05/01/22 (c)	59,277
		6,770,970
Maryland: 1.2%
1,000,000	Howard County, Maryland, Consolidated Public Improvement, Series B (GO) 5.00%, 08/15/21 (c)	1,206,130
500,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.50%, 03/15/19 (c)	566,250
1,400,000	Maryland State Department of Transportation (RB) 4.00%, 02/15/21	1,602,594
750,000	Maryland State, State & Local Facilities Loan First Loan, Series A (GO) 5.00%, 03/01/22 (c)	912,787
	Maryland State, State & Local Facilities Loan First Loan, Series B (GO)
45,000	3.00%, 03/15/20 (c)	46,880
1,750,000	4.00%, 03/15/20 (c)	1,978,392
1,000,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,067,010
500,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 11/01/20	603,375
	Prince George’s County, Maryland, Series A (GO)
445,000	4.00%, 09/01/24 (c)	505,293
140,000	4.00%, 09/01/24 (c)	157,277
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	262,896
260,000	State of Maryland (GO) 5.00%, 08/01/21	316,625
		9,225,509
Massachusetts: 2.5%
	City of Boston, Massachusetts, Series A (GO)
300,000	4.00%, 03/01/24 (c)	331,683
280,000	5.00%, 04/01/22	342,510
685,000	Commonwealth of Massachusetts, Consolidated Loan, Series A (GO) 5.00%, 04/01/21 (c)	821,630
1,730,000	Commonwealth of Massachusetts, Consolidated Loan, Series B (GO) 5.00%, 06/01/20 (c)	2,030,259

See Notes to Financial Statements

39

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Massachusetts: (continued)
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
$855,000	3.00%, 07/01/22 (c)	$847,399
515,000	4.00%, 07/01/22 (c)	552,528
2,750,000	5.00%, 07/01/22 (c)	3,279,017
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO) 5.00%, 10/01/21 (c)	512,321
1,000,000	Massachusetts Commonwealth, Series A (GO) 5.00%, 04/01/21 (c)	1,175,560
1,300,000	Massachusetts Commonwealth, Series D (GO) 4.25%, 10/01/21 (c)	1,443,442
1,150,000	Massachusetts Commonwealth, Series E (GO) 4.00%, 12/01/19 (c)	1,279,191
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (c)	568,495
320,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	338,582
1,275,000	Massachusetts Health & Educational Facilities Authority (RB) 5.00%, 12/15/19 (c)	1,483,501
750,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB) 5.00%, 08/15/22 (c)	881,760
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (c)	702,942
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	649,308
780,000	5.00%, 06/01/21	946,982
575,000	5.00%, 06/01/23	711,281
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	457,901
10,000	Massachusetts Water Resources Authority (RB) 5.00%, 08/01/21 (c)	11,779
		19,368,071
Michigan: 0.9%
800,000	Detroit, Michigan Distributable State Aid (GO) (SAW) 4.50%, 11/01/20 (c)	827,144
1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	1,100,140
750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/22	924,240
Principal
Amount		Value

Michigan: (continued)
$675,000	Michigan Finance Authority, Hospital Revenue & Refunding Bonds, Series A (RB) 5.00%, 06/01/22 (c)	$727,846
	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB)
195,000	5.00%, 07/01/19 (c)	227,487
260,000	5.00%, 07/01/16 (c)	279,084
250,000	Michigan Finance Authority, School District of the City of Detroit (RB) 5.50%, 06/01/21	290,003
	Michigan Finance Authority, Series C-3 (RB) (AGM)
405,000	5.00%, 07/01/24 (c)	454,041
750,000	5.00%, 07/01/24 (c)	837,562
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	943,889
25,000	Michigan State Building Authority (RB) 5.00%, 10/15/23 (c)	30,048
425,000	Michigan State Building Authority, Series I-A (RB) 5.13%, 10/15/21 (c)	483,799
		7,125,283
Minnesota: 1.7%
430,000	Metropolitan Council, Series E (GO) 5.00%, 09/01/21	522,265
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO) 5.50%, 02/15/20 (c)	857,782
1,185,000	Minnesota Public Facilities Authority, Series C (RB) 3.25%, 03/01/20 (c)	1,255,721
275,000	Minnesota State Various Purpose, Series H (GO) 5.00%, 11/01/19 (c)	324,288
	Minnesota State, General Fund Appropriation, Series B (RB)
1,400,000	5.00%, 03/01/22 (c)	1,684,718
2,000,000	5.00%, 03/01/22 (c)	2,350,140
1,000,000	Minnesota State, State Trunk Highway, Series B (GO) 5.00%, 08/01/23 (c)	1,217,030
	State of Minnesota (GO)
175,000	3.00%, 08/01/21	189,541
205,000	3.00%, 08/01/24	218,930
1,050,000	3.00%, 08/01/24 (c)	1,089,574
585,000	3.00%, 03/01/22 (c)	566,754
25,000	3.50%, 10/01/23 (c)	26,512
225,000	4.00%, 08/01/24 (c)	257,141
1,800,000	5.00%, 08/01/21	2,190,726
500,000	5.00%, 08/01/20 (c)	595,570
		13,346,692

See Notes to Financial Statements

40

Principal Amount		Value

Mississippi: 0.2%
	Mississippi Development Bank (RB)
$450,000	5.00%, 01/01/27	$549,311
1,000,000	5.00%, 01/01/23 (c)	1,147,600
30,000	State of Mississippi (GO) 4.00%, 12/01/20	34,281
		1,731,192
Missouri: 1.6%
1,325,000	City of Kansas City, Missouri, Series A (GO) 5.00%, 02/01/22 (c)	1,581,758
	Health & Educational Facilities Authority of the State of Missouri (RB)
500,000	5.00%, 06/01/24 (c)	595,960
960,000	5.00%, 06/01/24 (c)	1,110,058
1,000,000	5.00%, 06/01/24 (c)	1,150,940
505,000	Kansas City, Missouri Industrial Development Authority (RB) 5.50%, 09/01/21 (c)	591,860
1,000,000	Missouri Highway & Transportation Commission (RB) 5.00%, 05/01/22	1,224,040
290,000	Missouri Joint Municipal Electric Utility Commission (RB) 5.00%, 01/01/24 (c)	336,374
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	772,530
1,200,000	2.50%, 10/01/20 (c)	1,188,648
10,000	3.00%, 10/01/20 (c)	10,201
2,555,000	4.00%, 10/01/20 (c)	2,854,880
250,000	Missouri State Environmental Improvement & Energy Resources Authority, Series A (RB) 5.00%, 07/01/23	309,555
	University of Missouri (RB)
300,000	5.00%, 11/01/24 (c)	372,222
175,000	5.00%, 11/01/24 (c)	211,740
		12,310,766
Nebraska: 0.5%
250,000	City of Lincoln, Nebraska Electric System Revenue (RB) 3.25%, 09/01/22 (c)	250,165
150,000	Lincoln, Nebraska Electric System (RB) 5.00%, 09/01/22	182,069
	Nebraska Public Power District (RB)
250,000	3.88%, 01/01/22 (c)	269,160
350,000	5.00%, 01/01/18 (c)	392,679
250,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/22 (c)	290,888
	Omaha Public Power District (RB)
130,000	2.25%, 08/01/19 (c)	129,531
1,080,000	5.00%, 02/01/24 (c)	1,302,458
1,000,000	Omaha School District (GO) 5.00%, 06/15/24	1,246,260
		4,063,210
Principal Amount		Value

Nevada: 0.5%
$485,000	Clark County School District, Series A (GO) 5.00%, 06/15/21	$579,982
500,000	Clark County, Nevada Airport System, Senior, Series D (RB) 5.00%, 01/01/20 (c)	581,375
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO) 4.00%, 12/01/19 (c)	557,715
1,900,000	County of Clark, Nevada, Series A (GO) 5.00%, 12/01/19 (c)	2,173,600
25,000	State of Nevada (RB) 5.00%, 12/01/23	30,867
		3,923,539
New Hampshire: 0.3%
	New Hampshire State, Series A (GO)
1,000,000	5.00%, 07/01/20 (c)	1,193,270
750,000	5.00%, 07/01/20 (c)	893,602
450,000	5.00%, 07/01/20 (c)	535,626
		2,622,498
New Jersey: 7.5%
	County of Union, New Jersey, Series B (GO)
270,000	3.00%, 03/01/21	289,275
1,000,000	3.00%, 03/01/22	1,067,080
650,000	3.00%, 03/01/22 (c)	685,880
	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB)
560,000	4.00%, 11/01/21	640,965
1,000,000	4.00%, 11/01/22 (c)	1,121,090
955,000	New Jersey Economic Development Authority (RB) 4.00%, 06/15/24 (c)	984,204
1,060,000	5.00%, 03/01/23 (c)	1,197,567
250,000	5.00%, 03/01/22 (c)	279,675
1,655,000	5.00%, 03/01/23 (c)	1,862,057
1,350,000	5.00%, 06/15/24 (c)	1,521,058
1,325,000	5.00%, 03/01/23 (c)	1,464,337
1,000,000	5.00%, 06/15/24 (c)	1,118,890
500,000	5.25%, 03/01/21 (c)	559,135
555,000	5.50%, 03/01/21 (c)	655,344
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/22	2,327,960
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
2,000,000	5.00%, 03/01/21 (c)	2,283,120
1,000,000	5.25%, 03/01/21 (c)	1,114,030
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,141,560
1,000,000	5.00%, 03/01/22	1,139,020
500,000	5.00%, 03/01/22 (c)	555,900
980,000	5.00%, 03/01/22 (c)	1,084,184

See Notes to Financial Statements

41

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
$1,670,000	5.00%, 03/01/23 (c)	$1,869,899
2,120,000	5.00%, 03/01/23 (c)	2,317,351
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	573,005
1,450,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/22	1,656,712
360,000	New Jersey Educational Facilities Authority (RB) 5.00%, 09/01/21	412,229
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	583,580
	New Jersey Health Care Facilities Financing Authority (RB)
1,190,000	4.00%, 07/01/22 (c)	1,259,948
200,000	5.00%, 09/15/23	234,310
75,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	84,128
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
500,000	5.00%, 07/01/22 (c)	582,420
500,000	5.00%, 07/01/22 (c)	567,560
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 4.69%, 12/15/30 ^	80,812
2,610,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	3,025,616
	New Jersey State Turnpike Authority (RB)
500,000	5.00%, 01/01/23	600,675
125,000	5.00%, 07/01/22 (c)	148,466
325,000	5.00%, 01/01/23 (c)	380,156
640,000	5.00%, 07/01/24 (c)	760,166
400,000	5.00%, 07/01/22 (c)	462,332
750,000	5.00%, 07/01/24 (c)	882,472
900,000	5.00%, 07/01/22 (c)	1,033,551
500,000	New Jersey State Turnpike Authority, Series A (RB) 5.00%, 01/01/23	600,675
1,000,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/23 (c)	1,181,760
	New Jersey State Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	535,560
500,000	5.00%, 06/01/19 (c)	572,520
Principal Amount		Value

New Jersey: (continued)
	New Jersey Transportation Trust Fund Authority (RB)
$1,950,000	5.00%, 06/15/22 (c)	$2,268,298
2,500,000	5.00%, 06/15/24	2,896,625
250,000	5.00%, 06/15/23 (c)	286,463
50,000	5.25%, 06/15/21 (c)	58,164
3,400,000	5.25%, 06/15/23 (c)	3,890,586
750,000	New Jersey Transportation Trust Fund Authority, Series AA (RB) 5.00%, 06/15/23 (c)	843,675
	New Jersey Transportation Trust Fund Authority, Series D (RB)
660,000	5.00%, 12/15/24	767,488
2,430,000	5.25%, 12/15/23	2,862,977
20,000	New Jersey Turnpike, Series A 5.00%, 07/01/22 (c)	22,894
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	945,525
		58,340,929
New Mexico: 0.0%
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB) 5.00%, 06/15/21	314,881
New York: 17.7%
	Brookhaven New York, Series A (GO)
640,000	3.00%, 02/01/23	683,859
250,000	4.00%, 02/01/23 (c)	274,243
250,000	City of New York, New York, Series A-1 (GO) 5.00%, 08/01/21 (c)	297,230
	City of New York, New York, Series B (GO)
1,000,000	5.00%, 08/01/22 (c)	1,190,380
1,450,000	5.00%, 08/01/22 (c)	1,689,148
	City of New York, New York, Series D (GO)
1,600,000	5.00%, 08/01/21	1,912,304
1,000,000	5.00%, 02/01/23 (c)	1,170,450
875,000	City of New York, New York, Series E (GO) 5.25%, 08/01/22	1,067,404
	City of New York, New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	579,770
1,295,000	5.00%, 02/01/22 (c)	1,486,854
	City of New York, New York, Series F-1 (GO)
1,300,000	5.00%, 03/01/23 (c)	1,558,986
50,000	5.00%, 03/01/23 (c)	58,600
995,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,202,169
	City of New York, New York, Series I (GO)
1,310,000	5.00%, 08/01/21	1,565,699
1,000,000	5.00%, 08/01/22	1,202,160
1,000,000	5.00%, 08/01/22 (c)	1,169,510

See Notes to Financial Statements

42

Principal Amount		Value

New York: (continued)
$400,000	City of New York, New York, Series I-1 (GO) 5.00%, 03/01/23	$483,724
960,000	City of New York, New York, Series J (GO) 5.00%, 08/01/23 (c)	1,151,491
	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
500,000	5.00%, 05/01/21 (c)	589,190
500,000	5.25%, 05/01/19 (c)	577,100
2,360,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22 (c)	2,695,663
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	498,295
1,550,000	5.00%, 11/15/22 (c)	1,832,735
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	606,414
500,000	5.00%, 11/15/22	600,060
	Metropolitan Transportation Authority, Series D (RB)
1,285,000	5.00%, 11/15/20	1,531,836
285,000	5.00%, 11/15/21	342,866
500,000	5.00%, 11/15/17 (c)	560,455
500,000	Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/22 (c)	587,225
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	867,680
1,000,000	5.00%, 11/15/22	1,200,120
2,105,000	5.00%, 11/15/22 (c)	2,482,258
	Metropolitan Transportation Authority, Series H (RB)
100,000	4.00%, 11/15/21	113,402
1,300,000	5.00%, 11/15/22 (c)	1,550,692
850,000	Nassau County, New York General Improvement, Series C (GO) 4.00%, 10/01/20 (c)	915,220
500,000	Nassau County, New York, Series A (GO) 4.00%, 04/01/21 (c)	527,140
	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB)
2,000,000	5.00%, 06/15/19 (c)	2,293,400
400,000	5.00%, 06/15/20 (c)	458,124
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
255,000	3.50%, 08/01/24 (c)	263,943
250,000	5.00%, 11/01/20	299,623
275,000	5.00%, 05/01/21	330,157
575,000	5.00%, 11/01/22	697,521
700,000	5.00%, 02/01/23 (c)	846,930
150,000	5.00%, 11/01/21 (c)	178,139
1,660,000	5.00%, 02/01/24 (c)	1,958,368
400,000	5.25%, 02/01/21 (c)	468,708
Principal Amount		Value

New York: (continued)
$400,000	New York City Transitional Finance Authority, Building Aid Revenue, Series E-1 (RB) 5.00%, 02/01/18 (c)	$446,108
3,100,000	New York City Transitional Finance Authority, Building Aid Revenue, Series F-1 (RB) 5.00%, 05/01/22 (c)	3,585,057
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
1,000,000	5.00%, 07/15/22	1,212,140
800,000	5.00%, 07/15/22 (c)	928,240
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	540,505
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
700,000	5.00%, 11/01/21	844,956
515,000	5.00%, 11/01/21	621,646
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB) 5.25%, 02/01/21 (c)	543,875
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
1,000,000	5.00%, 11/01/20	1,198,490
725,000	5.00%, 11/01/21 (c)	866,201
1,500,000	5.00%, 11/01/21 (c)	1,770,705
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
1,000,000	5.00%, 11/01/21	1,207,080
1,000,000	5.00%, 02/01/21 (c)	1,178,320
600,000	5.00%, 11/01/21 (c)	700,662
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 11/01/22 (c)	2,392,040
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
500,000	5.00%, 05/01/20 (c)	586,120
1,000,000	5.00%, 05/01/20 (c)	1,163,120
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	511,785
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/21	600,285
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	656,970
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (c)	291,623

See Notes to Financial Statements

43

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	New York City, Series E (GO)
$1,000,000	5.00%, 08/01/19 (c)	$1,157,020
500,000	5.00%, 08/01/19 (c)	576,040
500,000	5.00%, 08/01/20 (c)	577,115
	New York City, Series I (GO)
1,750,000	5.00%, 08/01/22	2,103,780
1,500,000	5.00%, 08/01/22 (c)	1,785,570
100,000	New York City, Sub Series G-1 (GO) 5.00%, 04/01/22	120,019
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	523,436
1,000,000	New York State Bridge Authority (RB) 4.00%, 01/01/21	1,128,250
625,000	New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW) 5.00%, 10/01/21	752,069
100,000	New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/22 (c)	115,958
	New York State Dormitory Authority, State Personal Income Tax Revenue, Series A (RB)
500,000	4.00%, 12/15/22	572,105
1,000,000	5.00%, 12/15/22 (c)	1,206,940
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 12/15/20	300,423
775,000	5.00%, 12/15/22	941,795
2,000,000	5.00%, 12/15/22 (c)	2,448,820
950,000	5.00%, 12/15/22 (c)	1,121,836
1,000,000	5.00%, 12/15/22 (c)	1,172,070
170,000	5.00%, 12/15/22 (c)	198,575
250,000	5.00%, 02/15/24 (c)	303,768
295,000	5.00%, 02/15/24 (c)	355,720
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
2,800,000	5.00%, 03/15/21	3,360,420
500,000	5.00%, 03/15/21 (c)	590,805
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,300,000	5.00%, 03/15/22 (c)	1,571,622
500,000	5.00%, 03/15/22 (c)	589,070
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
1,625,000	5.00%, 08/15/21 (c)	1,932,515
300,000	5.00%, 02/15/20 (c)	345,669
625,000	New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/23 (c)	743,256
250,000	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB) 5.00%, 05/15/22 (c)	302,365
Principal Amount		Value

New York: (continued)
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
$440,000	4.00%, 06/15/22 (c)	$490,318
750,000	5.00%, 06/15/22 (c)	911,647
1,000,000	5.00%, 06/15/22 (c)	1,206,890
600,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB) 5.00%, 06/15/22	731,694
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,174,810
800,000	New York State Thruway Authority, Series A (RB) 5.00%, 03/15/23 (c)	934,912
	New York State Thruway Authority, Series I (RB)
1,000,000	5.00%, 01/01/22 (c)	1,184,420
3,310,000	5.00%, 01/01/22 (c)	3,872,634
2,120,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/24 (c)	2,511,225
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
1,000,000	5.00%, 03/15/21	1,200,150
250,000	5.00%, 03/15/21 (c)	296,388
500,000	5.00%, 09/15/20 (c)	587,395
250,000	New York State Urban Development Corp., Series D 5.00% , 03/15/23	304,253
	New York State Urban Development Corp., State Personal Income, Series A (RB)
1,000,000	4.00%, 03/15/21 (c)	1,106,280
700,000	4.00%, 03/15/21 (c)	767,858
2,000,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	2,345,440
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,250,000	5.00%, 03/15/22	1,507,362
690,000	5.00%, 03/15/23 (c)	822,273
1,550,000	5.00%, 03/15/23 (c)	1,811,392
1,000,000	5.00%, 03/15/23 (c)	1,164,570
115,000	New York State Urban Development Corp., State Personal Income, Series D (RB) 5.00%, 03/15/22	138,677
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	547,430
1,050,000	4.00%, 02/15/21 (c)	1,149,256

See Notes to Financial Statements

44

Principal Amount		Value

New York: (continued)
	New York State, Series E (GO)
$800,000	4.00%, 12/15/21 (c)	$887,624
1,000,000	4.00%, 12/15/21 (c)	1,105,380
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	506,200
	Port Authority of New York & New Jersey (RB)
565,000	3.00%, 06/15/24 (c)	568,752
750,000	3.25%, 06/15/24 (c)	766,800
235,000	Sales Tax Asset Receivable Corp., Series A (RB) 3.00%, 10/15/24 (c)	232,758
1,000,000	Suffolk County, New York Public Improvement, Series A (GO) 4.00%, 05/15/19 (c)	1,043,760
500,000	Suffolk County, New York Public Improvement, Series C (GO) 4.00%, 10/15/19 (c)	531,320
50,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	55,322
65,000	Town of Brookhaven, New York (GO) 3.00%, 02/01/23 (c)	67,160
265,000	Town of Oyster Bay, New York (GO) (AGM) 3.00%, 03/01/21 (c)	268,970
	Triborough Bridge & Tunnel Authority, Series A (RB)
1,000,000	5.00%, 01/01/22 (c)	1,196,120
455,000	5.00%, 01/01/22 (c)	537,259
800,000	5.00%, 05/15/23 (c)	970,528
	Triborough Bridge & Tunnel Authority, Series B (RB)
1,980,000	5.00%, 11/15/22	2,425,084
1,000,000	5.00%, 11/15/22 (c)	1,209,920
500,000	5.00%, 11/15/22 (c)	592,400
1,310,000	5.00%, 11/15/23 (c)	1,563,852
	Utility Debt Securitization Authority, Series E (RB)
900,000	5.00%, 12/15/23 (c)	1,083,915
1,675,000	5.00%, 12/15/23 (c)	2,009,732
		137,750,334
North Carolina: 1.3%
1,320,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	1,403,186
1,000,000	Mecklenburg County, North Carolina, Series A (GO) 5.00%, 12/01/20	1,208,210
730,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/21	855,304
1,555,000	North Carolina Eastern Municipal Power Agency, Series D (RB) 5.00%, 01/01/21	1,812,119
30,000	North Carolina Municipal Power Agency No 1 (RB) 5.00%, 01/01/19 (c)	33,839
Principal Amount		Value

North Carolina: (continued)
$1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	$1,138,940
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	561,080
815,000	5.00%, 05/01/20 (c)	964,284
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	23,982
750,000	North Carolina State, Capital Improvement Limited Obligation, Series C (RB) 5.00%, 05/01/21 (c)	882,787
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	491,188
250,000	State of North Carolina (RB) 5.00%, 06/01/24	310,853
150,000	The Charlotte-Mecklenburg Hospital Authority (RB) 5.00%, 01/15/22 (c)	169,692
		9,855,464
Ohio: 2.5%
20,000	American Municipal Power, Inc. (RB) 4.00%, 02/15/22 (c)	20,872
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	1,919,106
800,000	4.00%, 02/15/24 (c)	876,560
440,000	5.00%, 02/15/22	535,964
100,000	5.00%, 08/15/23 (c)	120,641
1,975,000	5.00%, 02/15/24 (c)	2,429,289
1,000,000	City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/22 (c)	1,203,880
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	899,284
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	744,412
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB) 5.00%, 12/01/22	1,487,497
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	603,315
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	914,730
1,175,000	5.00%, 09/15/23	1,443,840
1,750,000	Ohio State Common Schools, Series B (GO) 4.00%, 09/15/21 (c)	1,911,052
650,000	Ohio State, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	813,696

See Notes to Financial Statements

45

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Ohio: (continued)
$3,000,000	State of Ohio (GO) 5.00%, 05/01/24 (c)	$3,647,010
		19,571,148
Oklahoma: 0.2%
1,000,000	Oklahoma Capital Improvement Authority (RB) 5.00%, 07/01/24 (c)	1,189,630
Oregon: 0.6%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	111,880
1,040,000	Deschutes County, Oregon, Administrative School District No. 1 (GO) (SBG) 4.00%, 06/15/21	1,191,060
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	552,530
400,000	5.00%, 06/01/22 (c)	485,492
500,000	Oregon State, Series F (GO) 5.00%, 05/01/23 (c)	607,435
	Portland, Oregon Sewer System, Series A (RB)
475,000	4.25%, 03/01/20 (c)	529,202
575,000	5.00%, 03/01/20 (c)	652,642
200,000	State of Oregon Department of Transportation (RB) 5.00%, 11/15/24 (c)	243,312
		4,373,553
Pennsylvania: 2.4%
270,000	City of Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (RB) 5.00%, 01/01/22	322,952
	Commonwealth of Pennsylvania (GO)
1,000,000	5.00%, 07/01/21	1,199,850
500,000	5.00%, 07/01/21	599,925
1,000,000	5.00%, 11/15/21	1,205,230
570,000	5.00%, 11/15/21 (c)	662,112
1,765,000	5.00%, 07/01/22	2,126,560
500,000	5.00%, 07/01/23	608,020
420,000	5.00%, 10/15/23 (c)	505,176
500,000	5.00%, 10/15/23 (c)	597,415
250,000	5.00%, 10/15/23 (c)	294,765
1,000,000	5.00%, 10/15/23 (c)	1,171,260
500,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 4.00%, 07/01/23	565,515
	Commonwealth of Pennsylvania, First Series (GO)
920,000	5.00%, 06/01/21	1,102,960
425,000	5.00%, 11/15/21 (c)	498,168
100,000	5.00%, 06/01/22	120,358
1,250,000	5.00%, 06/01/22 (c)	1,497,700
1,000,000	5.00%, 04/01/23 (c)	1,212,080
Principal Amount		Value

Pennsylvania: (continued)
	Commonwealth of Pennsylvania, Second Series (GO)
$300,000	4.00%, 10/15/23 (c)	$326,079
500,000	5.00%, 10/15/23 (c)	611,285
850,000	Monroeville, Pennsylvania Finance Authority (RB) 5.00%, 02/15/26	1,026,995
25,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 07/01/16 (c)	26,822
775,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB) 5.00%, 01/01/19 (c)	893,335
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	531,930
1,000,000	Pennsylvania State Industrial Development Authority (RB) 5.00%, 07/01/21	1,164,370
		18,870,862
Puerto Rico: 0.1%
500,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	515,395
500,000	Puerto Rico Electric Power Authority (RB) (AGM) 3.65%, 07/01/15 (c)	465,130
		980,525
Rhode Island: 0.6%
2,490,000	Rhode Island Health & Educational Building Corp. (RB) 5.00%, 09/01/21	3,009,987
	State of Rhode Island (GO)
500,000	5.50%, 08/01/21 (c)	612,270
1,000,000	5.50%, 08/01/21 (c)	1,213,980
		4,836,237
South Carolina: 1.4%
920,000	Charleston Educational Excellence Finance Corp. (RB) 5.00%, 12/01/23 (c)	1,084,376
1,750,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB)
	5.00%, 01/01/22 (c)	2,110,010
	Richland County, South Carolina School District No. 1, Series A (GO)
1,305,000	4.00%, 09/01/21 (c)	1,470,644
500,000	4.00%, 09/01/21 (c)	544,140
500,000	5.00%, 09/01/21 (c)	592,750
975,000	South Carolina Jobs-Economic Development Authority (RB) 3.75%, 11/01/22 (c)	987,100
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	615,925
1,000,000	4.00%, 04/01/20 (c)	1,128,220

See Notes to Financial Statements

46

Principal Amount		Value

South Carolina: (continued)
	South Carolina State Public Service Authority, Series B (RB)
$1,100,000	4.00%, 12/01/21	$1,240,536
650,000	5.00%, 12/01/21	777,049
250,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/20	297,720
		10,848,470
Tennessee: 0.8%
500,000	Memphis, Tennessee General Improvement Refunding (GO) 5.00%, 05/01/21	601,305
750,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	917,685
	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB)
1,750,000	5.00%, 07/01/21	2,082,797
1,200,000	5.00%, 07/01/22	1,434,576
75,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	89,226
350,000	State of Tennessee (GO) 5.00%, 08/01/21	426,227
275,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series A (RB) 3.50%, 05/01/18 (c)	287,414
475,000	Tennessee State, Series A (GO) 5.00%, 08/01/22	583,181
		6,422,411
Texas: 8.3%
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	580,775
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
650,000	5.00%, 11/15/21	787,683
400,000	5.00%, 11/15/21 (c)	474,272
1,000,000	5.00%, 05/15/24 (c)	1,196,720
1,000,000	5.00%, 05/15/24 (c)	1,193,000
650,000	5.00%, 05/15/24 (c)	772,447
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
300,000	5.00%, 11/01/20 (c)	347,256
50,000	5.00%, 11/01/20 (c)	57,725
1,000,000	City of Fort Worth, Texas (GO) 5.00%, 03/01/22 (c)	1,196,590
	City of Houston, Texas Combined Utility System Revenue (RB)
200,000	4.00%, 05/15/21	227,910
1,000,000	5.00%, 11/15/24 (c)	1,211,630
	City of Houston, Texas, Series A (GO)
1,350,000	5.00%, 03/01/21	1,617,732
300,000	5.00%, 03/01/22	361,464
Principal Amount		Value

Texas: (continued)
$1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	$1,287,456
	City of San Antonio, Texas Electric & Gas Systems (RB)
1,865,000	5.00%, 02/01/22	2,266,889
1,000,000	5.00%, 08/01/22 (c)	1,199,790
1,000,000	5.00%, 02/01/23	1,223,400
500,000	5.25%, 02/01/25	632,295
1,000,000	City of San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,178,080
1,000,000	Clear Creek Independent School District, Series B (GO) 5.00%, 02/15/22 (c)	1,196,980
585,000	Comal Independent School District, Series A (GO) 4.00%, 02/01/21 (c)	630,817
	Conroe Independent School District (GO)
60,000	5.00%, 02/15/20 (c)	70,951
500,000	5.00%, 02/15/21 (c)	582,290
875,000	County of Denton, Texas (GO) 5.00%, 07/15/20 (c)	1,009,986
670,000	County of Harris, Texas (GO) 5.00%, 10/01/20 (c)	804,563
100,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	122,779
100,000	Dallas, Texas Independent School District (GO) 5.00%, 02/15/21 (c)	119,174
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	453,087
750,000	Fort Bend Independent School District (GO) 5.00%, 08/15/22 (c)	908,895
	Fort Worth, Texas Water & Sewer System Revenue (RB)
650,000	5.00%, 02/15/21	781,053
250,000	5.00%, 02/15/21 (c)	296,140
2,755,000	Harris County, Texas Cultural Education Facilities Finance Corp. (RB) 5.00%, 12/01/24 (c)	3,204,836
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	596,200
	Harris County, Texas Flood Control District (GO)
260,000	5.00%, 10/01/20 (c)	302,138
500,000	5.00%, 10/01/24 (c)	613,000
475,000	Harris County, Texas Permanent Improvement, Series A (GO) 5.00%, 10/01/20 (c)	561,251
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
1,980,000	5.00%, 10/01/22 (c)	2,386,613
500,000	5.00%, 10/01/20 (c)	595,425
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	306,733

See Notes to Financial Statements

47

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
	Houston, Texas Public Improvement Refunding, Series A (GO)
$2,000,000	5.00%, 03/01/21 (c)	$2,355,920
1,090,000	5.00%, 03/01/23 (c)	1,310,801
250,000	5.00%, 03/01/24 (c)	300,985
35,000	Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/20 (c)	41,499
	Lower Colorado River Authority (RB)
155,000	4.00%, 05/15/22 (c)	161,443
350,000	5.00%, 05/15/20 (c)	398,010
990,000	5.00%, 05/15/22 (c)	1,168,537
2,370,000	5.00%, 05/15/22 (c)	2,735,572
845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	861,596
650,000	North Texas Municipal Water District (RB) 4.00%, 03/01/22 (c)	694,187
430,000	North Texas Tollway Authority (RB) 5.25%, 09/01/21 (c)	515,058
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	1,708,110
500,000	Pasadena, Texas Independent School District (GO) 5.00%, 02/15/23 (c)	599,545
200,000	Port of Houston Authority of Harris County Texas, Series D-0 (GO) 5.00%, 10/01/20 (c)	233,018
415,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO) 5.00%, 10/01/20 (c)	492,659
1,755,000	San Antonio, Texas Electric & Gas Systems (RB) 5.25%, 02/01/24	2,205,263
1,325,000	San Antonio, Texas Independent School District (GO) 5.00%, 02/15/21 (c)	1,548,156
300,000	San Antonio, Texas Public Facilities Corp. (RB) 3.00%, 09/15/22 (c)	289,095
1,025,000	San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,222,312
	State of Texas (GO)
1,355,000	5.00%, 04/01/22 (c)	1,605,824
750,000	5.00%, 04/01/24 (c)	919,665
50,000	5.00%, 04/01/24 (c)	60,652
50,000	5.00%, 04/01/24 (c)	60,372
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
1,220,000	5.00%, 10/01/23 (c)	1,422,898
235,000	5.25%, 10/01/23 (c)	278,672
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
230,000	5.00%, 12/15/22 (c)	255,029
225,000	5.00%, 12/15/22 (c)	247,311
Principal Amount		Value

Texas: (continued)
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB)
$1,000,000	5.00%, 12/15/20	$1,161,130
1,000,000	5.00%, 12/15/22	1,161,760
500,000	Texas State, Public Finance Authority (GO) 5.00%, 10/01/21 (c)	591,335
580,000	Texas Transportation Commission State Highway Fund (RB) 5.00%, 04/01/21	701,957
20,000	University of Texas System/The (RB) 5.00%, 02/15/20 (c)	23,639
	University of Texas, Revenue Financing System, Series A (RB)
500,000	5.00%, 02/15/20 (c)	589,585
650,000	5.00%, 02/15/22 (c)	767,923
1,850,000	University of Texas, Revenue Financing System, Series B (RB) 5.00%, 08/15/22	2,270,301
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	90,594
		64,406,438
Utah: 0.2%
	Utah State, Series A (GO)
550,000	5.00%, 07/01/21 (c)	663,361
500,000	5.00%, 07/01/21 (c)	597,845
500,000	5.00%, 07/01/21 (c)	594,055
		1,855,261
Virgin Islands: 0.1%
500,000	Virgin Islands Public Finance Authority (RB) 5.00%, 10/01/20 (c)	549,195
Virginia: 3.5%
835,000	Commonwealth of Virginia, Series A (GO) 4.00%, 06/01/21 (c)	921,648
485,000	Fairfax County, Virginia Economic Development Authority (RB) 5.00%, 10/01/24 (c)	583,712
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST) 5.00%, 04/01/20 (c)	2,260,143
500,000	Fairfax County, Virginia Industrial Development Authority (RB) 5.00%, 05/15/22	605,895
	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
650,000	5.00%, 04/01/21	785,791
225,000	5.00%, 04/01/23	277,963
2,075,000	5.00%, 04/01/24	2,592,152
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	428,022
2,000,000	5.00%, 02/01/22 (c)	2,409,900
1,890,000	5.00%, 09/01/22 (c)	2,291,001

See Notes to Financial Statements

48

Principal Amount		Value

Virginia: (continued)
$100,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22 (c)	$120,495
1,850,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	2,029,450
	Virginia Commonwealth Transportation Board (RB)
45,000	4.00%, 05/15/21 (c)	48,901
920,000	5.00%, 05/15/21	1,105,564
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	544,910
150,000	5.25%, 05/15/21 (c)	181,019
	Virginia Commonwealth Transportation Board, Series A (RB)
1,000,000	5.00%, 09/15/21	1,202,790
450,000	5.00%, 03/15/23 (c)	531,045
	Virginia Public Building Authority (RB)
475,000	3.00%, 08/01/24 (c)	474,986
1,405,000	3.00%, 08/01/24 (c)	1,396,668
20,000	5.00%, 08/01/21 (c)	23,974
	Virginia Public Building Authority, Series C
400,000	4.00% , 08/01/25	452,304
250,000	5.00% , 08/01/23	307,600
	Virginia Public School Authority (RB) (SAW)
1,000,000	4.00%, 08/01/24 (c)	1,131,690
450,000	5.00%, 08/01/21	542,889
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/22	2,250,469
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,888,664
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	308,145
		27,697,790
Washington: 4.2%
450,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 02/01/22 (c)	537,867
550,000	Central Puget Sound, Washington Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22 (c)	650,760
200,000	Energy Northwest Generating Station, Series A (RB) 5.00%, 07/01/23	246,036
Principal Amount		Value

Washington: (continued)
$350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	$390,891
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	17,759
1,025,000	King County, Washington Sewer Revenue & Refunding (RB) 5.00%, 01/01/23 (c)	1,228,862
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	1,573,403
1,730,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	2,076,934
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	23,057
	State of Washington (GO)
445,000	3.00%, 07/01/23 (c)	435,708
520,000	3.13%, 07/01/22 (c)	520,161
295,000	4.00%, 07/01/23 (c)	318,500
45,000	5.00%, 01/01/20 (c)	52,907
25,000	5.00%, 07/01/20 (c)	29,283
50,000	5.00%, 06/01/21 (c)	57,827
355,000	5.00%, 07/01/23 (c)	431,694
1,500,000	5.00%, 02/01/24 (c)	1,831,125
800,000	5.00%, 07/01/24	990,736
1,800,000	Tobacco Settlement Authority of Washington (RB) 5.00%, 06/01/22	2,099,196
	University of Washington General Revenue, Series A (RB)
500,000	5.00%, 04/01/21 (c)	590,085
1,000,000	5.00%, 04/01/21 (c)	1,174,250
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/22	1,201,770
250,000	Washington Health Care Facilities Authority (RB) 4.00%, 10/01/21 (p)	279,020
800,000	Washington State Motor Vehicle Fuel Tax, Series E (GO) 5.25%, 02/01/22	982,856
	Washington State Various Purpose, Series D (GO)
250,000	5.00%, 02/01/22	302,930
535,000	5.00%, 02/01/23	653,615
2,125,000	Washington State, Motor Vehicle Fuel Tax, Series E (GO) 5.00%, 02/01/22	2,574,905
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO) 5.00%, 07/01/22 (c)	2,417,580

See Notes to Financial Statements

49

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Washington: (continued)
	Washington State, Various Purpose, Series A (GO)
$855,000	4.00%, 07/01/22	$975,803
1,000,000	5.00%, 01/01/21 (c)	1,169,760
1,000,000	5.00%, 07/01/22	1,215,900
300,000	5.00%, 08/01/21 (c)	358,137
1,000,000	5.00%, 08/01/22 (c)	1,202,950
1,675,000	Washington State, Various Purpose, Series D (GO) 5.00%, 02/01/23 (c)	1,998,744
	Washington State, Various Purpose, Series R-A (GO)
650,000	5.00%, 01/01/21	779,889
375,000	5.00%, 07/01/21 (c)	446,831
625,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/22 (c)	750,587
		32,588,318
West Virginia: 0.1%
875,000	West Virginia University Board of Governors, University Improvement, Series B (RB) 5.00%, 10/01/21	1,050,376
Wisconsin: 0.9%
	State of Wisconsin (GO)
25,000	5.00%, 05/01/21 (c)	29,761
25,000	5.00%, 11/01/22 (c)	29,521
35,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (RB) 5.00%, 06/01/20 (c)	40,852
35,000	Wisconsin Department of Transportation (RB) 5.00%, 07/01/22 (c)	41,034
Principal Amount		Value

Wisconsin: (continued)
$1,000,000	Wisconsin State Transportation, Series 0 5.00%, 08/01/24(c)	$1,186,620
800,000	Wisconsin State Transportation, Series 1 (RB) 5.00%, 07/01/23 (c)	960,288
205,000	Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	224,867
	Wisconsin State, Series 2 (GO)
350,000	5.00%, 05/01/21	422,349
1,300,000	5.00%, 11/01/21	1,577,745
510,000	Wisconsin State, Series A (GO) 5.25%, 05/01/21 (c)	613,836
	Wisconsin State, Series C (GO)
750,000	4.00%, 05/01/21 (c)	812,790
755,000	4.00%, 05/01/21 (c)	808,416
		6,748,079
Total Municipal Bonds (Cost: $745,612,964)		768,014,144

Number of
Shares

MONEY MARKET FUND: 0.2% (Cost: $1,945,779)
1,945,779	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,945,779
Total Investments: 99.0% (Cost: $747,558,743)		769,959,923
Other assets less liabilities: 1.0%		7,415,455
NET ASSETS: 100.0%		$777,375,378

See Notes to Financial Statements

50

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.8%	$6,521,087
Bond Bank	0.4	2,852,741
Development	1.4	10,589,610
Education	3.9	30,058,918
Facilities	3.4	26,273,256
General Obligation	51.1	393,331,057
Higher Education	6.6	51,100,754
Medical	2.8	21,790,079
Pollution	0.5	4,202,145
Power	5.0	38,365,208
School District	3.5	26,880,213
Single Family Housing	0.3	2,323,875
Student Loan	0.0	338,582
Tobacco Settlement	0.4	2,966,779
Transportation	12.0	92,380,413
Utilities	3.0	22,755,403
Water	4.6	35,284,024
Money Market Fund	0.3	1,945,779
	100.0%	$769,959,923

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$768,014,144	$—	$768,014,144
Money Market Fund	1,945,779	—	—	1,945,779
Total	$1,945,779	$768,014,144	$—	$769,959,923

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

51

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.1%
Arizona: 2.0%
$700,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB) 5.00%, 07/01/22 (c)	$783,916
1,000,000	Arizona Health Facilities Authority, Series A (RB) 3.75%, 01/01/22 (c)	979,700
		1,763,616
California: 9.4%
380,000	Bay Area Toll Authority, Series S-2 (RB) 5.00%, 10/01/20 (c)	414,607
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	135,454
	California Health Facilities Financing Authority (RB)
250,000	4.50%, 11/15/21 (c)	267,545
500,000	5.00%, 08/15/23 (c)	552,255
100,000	California Health Facilities Financing Authority, Series A (RB) 4.00%, 08/15/24 (c)	103,938
	California State Public Works Board (RB)
595,000	5.00%, 03/01/23 (c)	663,473
400,000	5.50%, 11/01/23 (c)	485,300
305,000	El Camino Community College District (GO) 4.00%, 08/01/22 (c)	315,876
465,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	529,923
750,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	722,790
	State of California (GO)
480,000	5.00%, 09/01/22 (c)	537,235
300,000	5.00%, 04/01/23 (c)	336,459
	State of California, Various Purpose (GO)
125,000	3.50%, 09/01/22 (c)	126,621
750,000	5.00%, 04/01/22 (c)	835,222
750,000	5.00%, 11/01/23 (c)	846,607
500,000	5.50%, 11/01/19 (c)	579,300
475,000	University of California (RB) 5.00%, 05/15/23 (c)	553,389
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	415,364
		8,421,358
Colorado: 2.2%
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	547,410
550,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (c)	603,812
750,000	University of Colorado Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	822,630
		1,973,852
Principal Amount		Value

Connecticut: 0.6%
$500,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	$541,080
District of Columbia: 1.5%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	535,185
750,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) 5.00%, 04/01/22 (c)	785,872
		1,321,057
Florida: 8.2%
500,000	Broward County, Florida, Water & Sewer Utility Revenue (RB) 5.00%, 10/01/22 (c)	565,395
500,000	City of Orlando, Series A (RB) 5.25%, 05/01/24 (c)	594,120
1,250,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,401,225
600,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	691,692
400,000	County of Miami-Dade FL Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	443,736
800,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	888,448
825,000	Orange County Health Facilities Authority (RB) 5.00%, 04/01/22 (c)	886,149
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 4.13%, 04/01/22 (c)	512,010
500,000	Orlando-Orange County Expressway Authority (RB) 5.00%, 07/01/23 (c)	568,365
750,000	Tampa-Hillsborough County Expressway Authority (RB) 5.00%, 07/01/22 (c)	827,595
		7,378,735
Georgia: 2.0%
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	406,635
	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
450,000	5.25%, 02/15/15 (c)	453,060
325,000	5.50%, 02/15/20 (c)	353,282

See Notes to Financial Statements

52

Principal Amount		Value

Georgia: (continued)
$250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (c)	$269,653
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	274,588
		1,757,218
Idaho: 0.3%
250,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/22 (c)	269,338
Illinois: 8.4%
	Chicago Board of Education (GO)
760,000	5.00%, 12/01/22 (c)	780,794
800,000	5.00%, 12/01/22 (c)	804,720
420,000	City of Chicago, Sales Tax, Series A (RB) 4.38%, 01/01/22 (c)	439,547
	Illinois Finance Authority (RB)
500,000	4.00%, 08/15/22 (c)	516,665
1,000,000	4.00%, 06/01/22 (c)	956,100
500,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	556,790
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	502,565
	State of Illinois (GO) (AGM)
500,000	4.13%, 04/01/23 (c)	499,665
735,000	4.25%, 04/01/24 (c)	741,791
250,000	4.38%, 04/01/24 (c)	253,750
455,000	5.00%, 03/01/22 (c)	482,719
600,000	5.25%, 02/01/24 (c)	666,228
300,000	State of Illinois, Series A (GO) 4.50%, 01/01/22 (c)	304,017
		7,505,351
Indiana: 1.5%
500,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	498,610
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	304,618
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	537,250
		1,340,478
Kentucky: 0.3%
250,000	Kentucky Public Transportation Infrastructure Authority (RB) 5.75%, 07/01/23 (c)	283,883
Principal Amount		Value

Louisiana: 1.5%
$100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	$108,160
375,000	Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Commission Project, Series A (RB) 4.00%, 02/01/23 (c)	378,394
500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.00%, 02/01/24 (c)	552,920
250,000	Terrebonne Levee & Conservation District (RB) 4.25%, 07/01/23 (c)	265,423
		1,304,897
Maine: 0.6%
450,000	Maine Health & Higher Educational Facilities Authority (RB) 5.00%, 07/01/23 (c)	490,531
Massachusetts: 3.3%
400,000	Commonwealth of Massachusetts (GO) 4.00%, 12/01/21 (c)	425,048
425,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	440,882
525,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	622,561
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
300,000	5.00%, 10/15/21 (c)	347,745
500,000	5.00%, 10/15/21 (c)	565,270
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	572,260
		2,973,766
Michigan: 2.3%
445,000	Karegnondi Water Authority (RB) 4.50%, 11/01/23 (c)	474,819
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	567,980
800,000	Michigan Finance Authority (RB) 5.00%, 06/01/22 (c)	822,816
150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB) 5.00%, 12/01/21 (c)	166,865
		2,032,480

See Notes to Financial Statements

53

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Minnesota: 1.3%
$500,000	Minneapolis-St Paul Metropolitan Airports Commission (RB) 5.00%, 01/01/24 (c)	$569,640
500,000	State of Minnesota (RB) 5.00%, 06/01/23 (c)	564,995
		1,134,635
Missouri: 1.0%
865,000	Health & Educational Facilities Authority of the State of Missouri (RB) 4.00%, 06/01/24 (c)	892,083
Montana: 0.6%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (c)	539,755
Nebraska: 0.6%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB) 5.25%, 09/01/22 (c)	551,480
Nevada: 1.1%
500,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	520,210
450,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	475,627
		995,837
New Jersey: 3.6%
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
515,000	4.97%, 12/15/31 ^	239,290
830,000	5.43%, 12/15/37 ^	271,136
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
1,100,000	5.00%, 06/15/21 (c)	1,166,583
750,000	5.25%, 06/15/21 (c)	819,435
500,000	New Jersey State Turnpike Authority (RB) 5.00%, 07/01/22 (c)	551,025
150,000	New Jersey State Turnpike Authority, Series F (RB) 5.00%, 01/01/23 (c)	170,510
		3,217,979
New York: 18.6%
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	258,570
650,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	713,420
700,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	762,769
	Metropolitan Transportation Authority (RB)
375,000	5.00%, 05/15/23 (c)	428,636
550,000	5.00%, 11/15/22 (c)	610,549
Principal Amount		Value

New York: (continued)
$220,000	Metropolitan Transportation Authority, Series B (RB) 4.00%, 11/15/22 (c)	$232,692
	Metropolitan Transportation Authority, Series E (RB)
1,000,000	3.50%, 11/15/22 (c)	1,008,370
750,000	5.00%, 11/15/23 (c)	845,092
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	153,278
795,000	New York & New Jersey Port Authority, Series 163 (RB) 4.25%, 07/15/20 (c)	841,507
300,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB) 5.00%, 06/15/21 (c)	332,127
600,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	664,164
500,000	New York City Transitional Finance Authority, Future Tax Secured, Series D-1 (RB) 5.13%, 02/01/21 (c)	569,785
700,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB) 5.00%, 02/01/22 (c)	779,849
500,000	New York City Water & Sewer System (RB) 5.00%, 06/15/24 (c)	565,545
1,150,000	New York Liberty Development Corp (RB) 5.75%, 11/15/21 (c)	1,336,380
700,000	New York Liberty Development Corp., 4 World Trade Center Project (RB) 5.00%, 11/15/21 (c)	772,247
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
500,000	5.13%, 01/15/20 (c)	553,775
500,000	6.38%, 01/15/20 (c)	570,510
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	556,820
	New York State Dormitory Authority (RB)
550,000	5.00%, 04/01/21 (c)	627,412
300,000	5.00%, 03/15/23 (c)	342,162
	New York State Dormitory Authority, Cornell University, Series A (RB)
460,000	5.00%, 07/01/20 (c)	532,634
350,000	5.00%, 07/01/20 (c)	403,043
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	559,035
300,000	New York State Thruway Authority (RB) 5.00%, 01/01/22 (c)	329,847

See Notes to Financial Statements

54

Principal Amount		Value

New York: (continued)
$635,000	Triborough Bridge & Tunnel Authority (RB) 4.00%, 11/15/22 (c)	$658,400
600,000	Triborough Bridge & Tunnel Authority, Series A (RB) 4.00%, 11/15/22 (c)	650,094
		16,658,712
North Carolina: 1.8%
480,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB) 5.25%, 01/15/21 (c)	525,552
	North Carolina Medical Care Commission, Series B (RB)
750,000	4.00%, 12/01/22 (c)	766,087
250,000	5.00%, 12/01/22 (c)	277,465
		1,569,104
Ohio: 3.1%
500,000	Akron Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	547,545
600,000	Butler County, Ohio Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	667,752
1,000,000	Ohio Higer Educational Facility Commission (RB) 5.00%, 01/01/22 (c)	1,111,560
450,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	481,644
		2,808,501
Oregon: 1.9%
750,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	774,157
800,000	State of Oregon (GO) 5.00%, 08/01/23 (c)	920,832
		1,694,989
Pennsylvania: 3.9%
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
420,000	4.00%, 06/01/22 (c)	422,722
250,000	5.00%, 06/01/22 (c)	267,873
500,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	561,210
325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	352,105
500,000	Monoroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	552,450
500,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	532,145
450,000	Pennsylvania State Turnpike Commission, Series D (RB) 5.30%, 12/01/19 (c)	496,570
Principal Amount		Value

Pennsylvania: (continued)
$250,000	Westmoreland County, Municipal Authority (RB) 5.00%, 08/15/23 (c)	$280,730
		3,465,805
South Carolina: 1.9%
500,000	South Carolina State Public Service Authority (RB) 5.50%, 12/01/23 (c)	566,750
	South Carolina State Public Service Authority (RB)
75,000	5.00%, 12/01/21 (c)	83,986
500,000	5.00%, 01/01/20 (c)	550,430
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	505,650
		1,706,816
Tennessee: 0.5%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB) 5.00%, 11/15/19 (c)	468,775
Texas: 6.9%
250,000	Austin, Texas Water and Wasterwater System (RB) 5.00%, 05/15/24 (c)	288,033
615,000	Harris County Cultural Education Facilities Finance Corp (RB) 4.00%, 12/01/24 (c)	636,144
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	704,512
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (c)	566,920
	Lower Colorado River Authority (RB)
505,000	4.00%, 05/15/22 (c)	514,206
680,000	4.00%, 05/15/22 (c)	687,936
1,000,000	5.00%, 05/15/23 (c)	1,105,100
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	338,352
1,250,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	1,350,112
		6,191,315
Virginia: 1.8%
500,000	Virginia College Building Authority, Liberty University Projects (RB) 5.00%, 03/01/20 (c)	554,020
750,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	813,540
250,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (c)	272,225
		1,639,785

See Notes to Financial Statements

55

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Washington: 4.4%
	King County, Washington Sewer Revenue (RB)
$500,000	5.00%, 07/01/20 (c)	$544,045
575,000	5.00%, 01/01/22 (c)	633,357
250,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	262,738
550,000	State of Washington (GO) 5.00%, 08/01/20 (c)	634,826
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	791,028
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	420,697
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB) 5.00%, 04/01/20 (c)	638,691
		3,925,382
Principal Amount		Value

Wisconsin: 1.0%
$750,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	$754,777
165,000	Wisconsin Health & Educational Facilities Authority (RB) 4.00%, 08/15/23 (c)	169,797
		924,574
Total Municipal Bonds (Cost: $83,494,524)		87,743,167

Number of Shares

MONEY MARKET FUND: 0.6% (Cost: $547,865)
547,865	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	547,865
Total Investments: 98.7% (Cost: $84,042,389)		88,291,032
Other assets less liabilities: 1.3%		1,174,969
NET ASSETS: 100.0%		$89,466,001

AGM	Assured Guaranty Municipal Corp.
GO	General Obligation
RB	Revenue Bond
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

Summary of Investments by Sector (unaudited)	% of Investments	Value
Airport	1.5%	$1,355,512
Development	5.7	5,006,413
Education	1.8	1,549,159
Facilities	1.9	1,721,033
General Obligation	18.4	16,219,819
Higher Education	9.4	8,335,737
Medical	26.4	23,288,048
Nursing Homes	0.3	269,338
Power	2.2	1,963,935
School District	2.2	1,923,866
Transportation	19.6	17,325,816
Utilities	3.5	3,077,988
Water	6.5	5,706,503
Money Market Fund	0.6	547,865
	100.0%	$88,291,032

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$87,743,167	$—	$87,743,167
Money Market Fund	547,865	—	—	547,865
Total	$547,865	$87,743,167	$—	$88,291,032

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

56

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.5%
California: 7.0%
$155,000	California State Public Works Board (RB) 5.00%, 06/01/18	$178,234
190,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	223,573
275,000	Clovis California Unified School District, Election 2004-Series A (GO) 3.95%, 08/01/19 ^	260,824
380,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	356,539
380,000	Los Angeles Unified School District/ CA (GO) (FGIC) 5.00%, 07/01/16 (c)	409,340
355,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	466,708
		1,895,218
Colorado: 20.6%
340,000	City & County of Denver, Colorado (GO) 5.00%, 08/01/16 (c)	367,567
1,550,000	Colorado Department of Corrections (CP) (AMBAC) 5.00%, 03/01/16 (c)	1,646,487
	Colorado Regional Transportation District, FasTracks Project, Series A (RB) (AMBAC)
105,000	4.38%, 11/01/16 (c)	113,325
85,000	4.50%, 11/01/16 (c)	91,950
775,000	5.00%, 11/01/16 (c)	846,036
670,000	5.00%, 11/01/16 (c)	731,412
155,000	Eagle County School District No. Re-50J (GO) (AGM) (SAW) 5.00%, 12/01/16 (c)	169,564
1,550,000	Regional Transportation District (RB (AMBAC) 5.00%, 11/01/15 (c)	1,624,725
		5,591,066
Florida: 1.5%
215,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) 5.00%, 08/01/16	232,237
155,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	182,520
		414,757
Georgia: 0.9%
225,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	254,943
Hawaii: 2.3%
	State of Hawaii (GO) (AGM)
380,000	5.00%, 03/01/16 (c)	403,655
205,000	5.00%, 04/01/17 (c)	227,134
		630,789
Principal Amount		Value

Illinois: 12.4%
$380,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (c)	$416,119
	Illinois Finance Authority (RB)
475,000	5.50%, 07/01/18 (c)	555,451
145,000	5.50%, 07/01/18 (c)	169,273
150,000	5.75%, 07/01/18 (c)	176,754
570,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	613,514
	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
655,000	5.00%, 07/01/16 (c)	705,003
550,000	5.00%, 07/01/16 (c)	591,987
135,000	Metropolitan Water Reclamation District of Greater Chicago (GO) 5.00%, 12/01/16 (c)	147,832
		3,375,933
Maryland: 4.0%
	County of Baltimore MD (RB)
50,000	4.50%, 09/01/16 (c)	53,747
50,000	5.00%, 09/01/16 (c)	54,200
	State of Maryland (GO)
390,000	5.00%, 08/15/19 (c)	461,397
440,000	5.00%, 08/01/19 (c)	519,908
		1,089,252
Massachusetts: 3.7%
275,000	Commonwealth of Massachusetts (GO) (AMBAC) 5.00%, 11/01/16 (c)	300,206
380,000	Commonwealth of Massachusetts, Series C (GO) (AGM) 5.50%, 11/01/15	400,003
275,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	312,097
		1,012,306
Michigan: 0.3%
55,000	Royal Oak Hospital Finance Authority (RB) 8.00%, 09/01/18 (c)	69,781
Missouri: 1.1%
255,000	University of Missouri (RB) 5.00%, 11/01/17 (c)	288,349
Nevada: 0.7%
190,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (c)	200,051
New Jersey: 6.2%
1,590,000	New Jersey State Transportation Trust Fund Authority, Series B (RB) 5.25%, 12/15/15 (c)	1,678,515
New York: 4.0%
225,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	266,731

See Notes to Financial Statements

57

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	Triborough Bridge & Tunnel Authority (RB)
$20,000	4.50%, 05/15/18 (c)	$22,651
125,000	5.00%, 05/15/18 (c)	143,744
525,000	5.50%, 01/01/22 (c)	655,919
		1,089,045
North Carolina: 0.7%
170,000	North Carolina Infrastructure Finance Corp (CP) (AGM) 5.00%, 05/01/17 (c)	188,765
Oregon: 1.7%
20,000	Deschutes & Jefferson Counties School District No 2J Redmond/ OR (GO) (SBG) 5.50%, 06/15/18 (c)	23,308
370,000	State of Oregon Department of Transportation (RB) 5.00%, 05/15/19 (c)	434,458
		457,766
Pennsylvania: 0.0%
10,000	Central Bucks School District (GO) (SAW) 5.00%, 05/15/18 (c)	11,488
Puerto Rico: 3.2%
395,000	Commonwealth of Puerto Rico (GO) 5.25%, 07/01/16 (c)	426,991
395,000	Puerto Rico Highways & Transportation Authority (RB) 5.50%, 07/01/16 (c)	428,962
		855,953
South Carolina: 4.1%
1,050,000	Charleston County, South Carolina School District (RB) 5.25%, 12/01/15 (c)	1,106,994
Texas: 7.7%
70,000	City of Houston, Taxes (GO) (AGM) 5.00%, 03/01/16 (c)	74,358
380,000	Harris County Health Facilities Development Corp. (RB) 7.25%, 12/01/18 (c)	475,574
275,000	Texas Transportation Commission State Highway Fund (RB) 5.00%, 04/01/16 (c)	293,397
70,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	74,683
Principal Amount		Value

Texas: (continued)
$1,105,000	Waco Health Facilities Development Corp., FHA Insured Mortgage Revenue, Hillcrest Health System Project (RB) (FHA) (NATL) 4.50%, 08/01/16 (c)	$1,184,019
		2,102,031
Utah: 1.3%
	Utah Transit Authority, Sales Tax Revenue Series B (RB) (AGM)
160,000	4.50%, 12/15/15 (c)	167,576
175,000	4.75%, 12/15/15 (c)	183,773
		351,349
Virginia: 3.5%
795,000	Richmond Metropolitan Authority (RB) 5.25%, 07/15/22	942,449
Washington: 10.6%
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 02/01/17 (c)	275,132
	State of Washington (GO) (AGM)
70,000	5.00%, 07/01/17 (c)	78,141
50,000	5.00%, 01/01/18 (c)	56,749
1,550,000	Washington Health Care Facilities Authority, Swedish Health Services, Series A (RB) 6.50%, 11/15/15 (c)	1,649,882
775,000	Washington State, Series D (GO) (AMBAC) 5.00%, 01/01/16 (c)	817,633
		2,877,537
Total Municipal Bonds (Cost: $26,172,000)		26,484,337

Number of Shares

MONEY MARKET FUND: 0.9% (Cost: $252,067)
252,067	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	252,067
Total Investments: 98.4% (Cost: $26,424,067)		26,736,404
Other assets less liabilities: 1.6%		424,151
NET ASSETS: 100.0%		$27,160,555

See Notes to Financial Statements

58

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

Summary of Investments by Sector (unaudited)	% of Investments	Value
Education	4.2%	$1,106,994
Facilities	2.2	590,572
General Obligation	27.3	7,298,068
Higher Education	1.1	288,349
Medical	17.1	4,571,201
Pollution	1.0	275,132
School District	4.0	1,074,575
Transportation	41.0	10,967,349
Water	1.2	312,097
Money Market Fund	0.9	252,067
	100.0%	$26,736,404

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$26,484,337	$—	$26,484,337
Money Market Fund	252,067	—	—	252,067
Total	$252,067	$26,484,337	$—	$26,736,404

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

59

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 99.1%
Alabama: 0.5%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$300,000	6.45%, 12/05/14 (c)	$303,004
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	65,627
		368,631
Arizona: 5.4%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
1,050,000	5.00%, 02/01/20	1,221,801
250,000	5.00%, 02/01/21	293,457
1,175,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 10/01/16 (c)	1,180,440
250,000	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB) 3.75%, 07/01/24	250,998
800,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	845,408
50,000	Salt Verde Financial Corp. (RB) 5.25%, 12/01/23	59,931
		3,852,035
California: 7.9%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
155,000	1.88%, 10/01/18 ^	144,579
160,000	1.97%, 10/01/17 ^	153,202
50,000	2.51%, 10/01/20 ^	43,455
315,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.00%, 07/01/15 (c)	313,397
150,000	California Housing Finance Agency, Series G (RB) 4.95%, 02/01/17 (c)	154,212
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	162,522
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	277,630
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	695,652
1,000,000	Foothill-Eastern Transportation Corridor Agency (RB) 5.00%, 07/15/17 (c) (p)	1,093,730
	Inland Empire Tobacco Securitization Authority, Series A (RB)
140,000	4.63%, 06/01/17 (c)	136,168
600,000	5.00%, 06/01/17 (c)(b)	596,004
Principal
Amount		Value

California: (continued)
$100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	$114,936
500,000	San Joaquin Hills Transportation Corridor Agency, Series A (RB) 5.00%, 01/15/17	545,470
170,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	191,520
1,000,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	992,290
		5,614,767
Colorado: 0.3%
250,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 12/05/14 (c)	251,553
Connecticut: 0.5%
150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 12/05/14 (c)	150,123
200,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	230,472
		380,595
Florida: 1.7%
200,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project Series A (RB) 5.63%, 11/15/17 (c)	207,330
25,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB) 5.50%, 08/15/20 (c)	29,245
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	250,573
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21 (a)	543,430
200,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	206,546
		1,237,124
Guam: 0.9%
	Government of Guam, Series A (GO)
150,000	5.00%, 11/15/17 (c)	154,365
445,000	6.00%, 11/15/19	489,531
		643,896

See Notes to Financial Statements

60

Principal
Amount		Value

Hawaii: 0.2%
$165,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 12/05/14 (c)	$165,672
Idaho: 1.0%
500,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 10/01/15 (c)	505,865
200,000	Idaho Health Facilities Authority, Series B-2 (RB) 6.00%, 10/01/15 (c)	201,808
		707,673
Illinois: 3.6%
405,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	438,947
60,000	Illinois Finance Authority, Institute of technology, Series A (RB) 5.00%, 04/01/16 (c)	62,294
70,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 05/15/15 (c)	47,692
150,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	155,376
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 11/25/14 (c)	150,194
	Illinois Railsplitter Tobacco Settlement Authority (RB)
95,000	5.00%, 06/01/17	104,421
450,000	5.00%, 06/01/18	509,616
90,000	5.00%, 06/01/19	103,225
625,000	5.25%, 06/01/20	730,875
40,000	5.25%, 06/01/21	47,292
25,000	5.38%, 06/01/21	29,748
145,000	5.50%, 06/01/21 (c)	170,537
		2,550,217
Indiana: 0.7%
10,000	City of Anderson Economic Development, Anderson University Project (RB) 4.75%, 12/05/14 (c)	10,004
265,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	293,848
145,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB) 5.00%, 01/01/17 (c)	156,140
15,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB) 5.10%, 01/15/17	16,296
		476,288
Iowa: 2.9%
410,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP) 5.25%, 06/01/16 (c)	411,697
Principal
Amount		Value

Iowa: (continued)
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
$590,000	5.00%, 12/01/19	$631,919
1,000,000	5.50%, 12/01/18 (c) (b)	1,060,060
		2,103,676
Kansas: 0.0%
35,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 01/01/17 (c)	35,891
Kentucky: 1.4%
925,000	Kentucky Public Transportation Infrastructure Authority, Series A (RB) 5.00%, 07/01/17	1,024,289
Louisiana: 6.8%
	City of New Orleans, Louisiana Sewerage Service (RB)
1,000,000	5.00%, 06/01/18 (a)	1,127,980
1,225,000	5.00%, 06/01/19 (a)	1,406,165
500,000	5.00%, 06/01/20 (a)	582,155
90,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.25%, 12/01/19	101,632
415,000	Louisiana Public Facilities Authority, Progressive Healthcare Providers (RB) 6.38%, 12/05/14 (c) (d)	209,662
1,000,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Series A (RB) 7.50%, 07/01/23	1,020,870
340,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	369,352
		4,817,816
Maine: 0.1%
90,000	Health and Higher Education Facilities Authority (RB) 5.00%, 07/01/19	99,536
Maryland: 1.5%
500,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB) 4.88%, 07/01/23	520,200
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
100,000	5.25%, 09/01/16 (c)	105,766
210,000	5.25%, 09/01/16 (c)	223,003
220,000	5.25%, 09/01/16 (c)	236,009
		1,084,978
Michigan: 6.8%
250,000	Michigan Finance Authority, Sewage Disposal System, Series C-6 (RB) 5.00%, 07/01/16	265,607
	Michigan Finance Authority, Sewage Disposal System, Series C-8 (RB)
250,000	5.00%, 07/01/16	264,080
250,000	5.00%, 07/01/17	272,485
250,000	5.00%, 07/01/18	278,175

See Notes to Financial Statements

61

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Michigan: (continued)
	Michigan Finance Authority, Water Supply System, Series D-4 (RB)
$500,000	5.00%, 07/01/16	$531,215
1,000,000	5.00%, 07/01/17	1,099,290
1,150,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/05/14 (c)	1,150,126
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
1,050,000	5.13%, 06/01/17 (c) (b)	916,104
90,000	5.25%, 06/01/17 (c)	79,168
		4,856,250
Minnesota: 0.2%
110,000	City of International Falls, Pollution Control (RB) 5.65%, 12/05/14 (c)	111,101
Mississippi: 0.0%
30,000	Mississippi Business Finance Corporation, System Energy Resources, Inc. (RB) 5.88%, 12/01/14 (c)	30,016
Missouri: 0.4%
150,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 12/05/14 (c)	150,962
120,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 06/15/15 (c)	121,375
		272,337
Nebraska: 0.3%
200,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	215,410
New Hampshire: 0.0%
15,000	New Hampshire Higher Educational and Health Facilities Authority, Franklin Pierce College (RB) (ACA) 5.25%, 12/05/14 (c)	13,417
New Jersey: 9.5%
85,000	City of Atlantic City, Series A (GO) 5.50%, 02/15/18	89,141
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,000,000	5.00%, 06/15/17	1,101,740
600,000	5.00%, 06/15/19	688,596
165,000	5.00%, 06/15/22	192,057
150,000	5.00%, 06/15/22 (c)	172,698
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
155,000	4.88%, 09/15/19	164,161
225,000	5.13%, 08/20/22 (c)	242,188
500,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	507,330
Principal
Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
$775,000	5.00%, 07/01/19	$895,760
250,000	5.00%, 07/01/22	295,010
650,000	5.00%, 07/01/22 (c)	761,572
1,295,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23 (a)	1,467,442
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
70,000	4.50%, 06/01/17 (c)	69,605
75,000	5.00%, 06/01/17 (c)	81,479
40,000	Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/01/17	44,214
		6,772,993
New Mexico: 1.4%
900,000	County of Otero, Jail Project (RB) 5.75%, 10/01/16 (c)	864,792
150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	135,537
		1,000,329
New York: 5.8%
545,000	New York City Industrial Development Agency, Civic Facility, Series A (RB) 5.00%, 12/01/16 (c)	578,474
50,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (c)	53,864
100,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 12/05/14 (c)	100,160
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	229,133
	New York Dormitory Authority, Pace University, Series A (RB)
250,000	4.00%, 05/01/22	264,762
165,000	5.00%, 05/01/23	186,533
150,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	158,532
500,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB) 5.00%, 07/01/19	537,950
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	33,915
	Town of Oyster Bay, New York Public Improvement (GO)
90,000	3.00%, 08/15/16	93,439
25,000	3.00%, 08/15/17 (c)	25,333

See Notes to Financial Statements

62

Principal
Amount		Value

New York: (continued)
$50,000	3.00%, 08/15/17 (c)	$51,330
1,105,000	3.00%, 08/15/17 (c)	1,143,797
75,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB) 4.75%, 06/01/16 (c)	74,856
500,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	578,600
		4,110,678
Ohio: 8.2%
25,000	Buckeye Tobacco Settlement Financing Authority, Series A-1 (RB) 5.00%, 06/01/17	27,372
190,000	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB) 5.38%, 06/01/17 (c)	161,601
150,000	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 12/05/14 (c)	150,816
315,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	339,620
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	50,419
135,000	5.00%, 02/15/20	145,349
	Ohio Air Quality Development Authority, Series A (RB)
935,000	3.75%, 12/03/18 (p)	995,354
160,000	5.70%, 08/01/20	185,168
500,000	Ohio Air Quality Development Authority, Series B (RB) 3.10%, 03/01/19 (p)	514,485
900,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	1,007,955
	Ohio State Water Development Authority, Series A (RB)
1,000,000	3.00%, 05/15/19	1,022,140
150,000	5.88%, 06/01/16 (p)	160,668
1,030,000	Ohio State Water Development Authority, Series B (RB) 4.00%, 06/03/19 (p)	1,101,492
		5,862,439
Oregon: 0.4%
250,000	Hospital Facilities Authority of Multnomah County Oregon (RB) 5.00%, 10/01/19	268,275
Pennsylvania: 2.5%
750,000	Beaver County Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	770,655
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	154,414
120,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	121,819
Principal
Amount		Value

Pennsylvania: (continued)
$150,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	$177,926
150,000	Philadelphia Authority for Industrial Development, Series A (RB) 5.88%, 06/15/22	157,925
370,000	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB) 5.00%, 07/01/17	395,286
		1,778,025
Puerto Rico: 4.8%
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
45,000	5.00%, 07/01/16 (c)	38,270
35,000	5.00%, 07/01/16 (c)	30,716
120,000	5.00%, 07/01/17 (c)	105,311
50,000	5.00%, 07/01/17 (c)	38,449
25,000	5.00%, 07/01/17 (c)	21,261
790,000	5.00%, 07/01/18 (c)	637,672
80,000	5.25%, 07/01/16 (c)	62,597
75,000	5.25%, 07/01/16 (c)	58,023
80,000	5.50%, 07/01/17	73,008
25,000	5.50%, 07/01/17	23,813
65,000	5.50%, 07/01/18	57,390
40,000	5.50%, 07/01/19	37,078
150,000	5.50%, 07/01/19	129,699
10,000	Commonwealth of Puerto Rico, Public Improvement, Series D (GO) 5.00%, 07/01/16 (c)	8,504
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 07/01/16 (c)	67,658
100,000	4.75%, 07/01/16 (c)	66,063
10,000	5.00%, 07/01/16 (c)	10,101
	Puerto Rico Electric Power Authority, Series TT (RB)
20,000	4.20%, 07/01/17 (c)	10,004
15,000	5.00%, 07/01/17 (c)	7,503
	Puerto Rico Electric Power Authority, Series ZZ (RB)
180,000	5.00%, 07/01/18	90,041
50,000	5.00%, 07/01/19	25,009
500,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	454,195
75,000	Puerto Rico Highways & Transportation Authority, Series K (RB) 5.00%, 07/01/15 (c)	47,438
	Puerto Rico Highways & Transportation Authority, Series M (RB)
100,000	4.00%, 07/01/17	58,835
10,000	4.13%, 07/01/17 (c)	6,325
40,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	24,500

See Notes to Financial Statements

63

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Puerto Rico: (continued)
$60,000	Puerto Rico Highways & Transportation Authority, State Infrastructure Bank (RB) 5.00%, 01/01/15 (c)	$35,550
	Puerto Rico Infrastructure Financing Authority, Series C (RB) (AMBAC)
50,000	5.50%, 07/01/16	50,587
75,000	5.50%, 07/01/20	52,584
70,000	Puerto Rico Public Buildings Authority, Series F (RB) (COMWLTH GTD) 5.25%, 07/01/19	58,748
360,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD) 5.50%, 07/01/18	365,321
	Puerto Rico Public Buildings Authority, Series M (RB) (COMWLTH GTD)
15,000	5.50%, 07/01/19	12,677
40,000	5.75%, 07/01/16	36,480
10,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD) 5.50%, 07/01/17 (c)	8,451
35,000	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	29,930
40,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.13%, 12/05/14 (c)	30,936
35,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD) 5.00%, 07/01/20	28,251
	University of Puerto Rico, Series P (RB)
70,000	5.00%, 06/01/16 (c)	47,335
150,000	5.00%, 06/01/16 (c)	99,831
240,000	5.00%, 06/01/16 (c)	172,860
40,000	5.00%, 06/01/16 (c)	27,941
195,000	University of Puerto Rico, Series Q (RB) 5.00%, 06/01/16 (c)	146,833
		3,393,778
South Carolina: 0.5%
335,000	South Carolina Jobs, Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	380,181
South Dakota: 0.4%
250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	257,920
Tennessee: 0.1%
	Clarksville Natural Gas Acquisition Corp. (RB)
25,000	5.00%, 12/15/15	26,096
25,000	5.00%, 12/15/17	27,634
		53,730
Texas: 9.5%
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
1,000,000	4.50%, 07/01/20 (a)	1,063,000
1,000,000	4.75%, 07/01/24	1,076,980
Principal
Amount		Value

Texas: (continued)
$800,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A-1 (RB) 6.15%, 12/05/14 (c)	$814,712
10,000	Sam Rayburn Municipal Power Agency, Texas Power Supply System (RB) 5.00%, 10/01/15	10,412
420,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB) 7.50%, 12/05/14 (c)	416,720
25,000	Texas Municipal Gas Acquisition & Supply Corp I (RB) 5.00%, 12/15/15	26,091
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/21	1,740,765
365,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/22	424,042
	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien Series A (RB)
155,000	5.25%, 12/15/21	180,195
80,000	5.25%, 12/15/22	92,809
255,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 5.63%, 12/15/17	273,793
	Texas Turnpike Authority, First Tier, Series A (RB) (AMBAC)
25,000	0.74%, 08/15/16 ^	24,731
370,000	3.60%, 08/15/22 ^	294,183
250,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	272,615
50,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series C (RB) 5.50%, 12/05/14 (c)	50,080
		6,761,128
Vermont: 1.8%
1,000,000	City of Burlington, Vermont Airport Revenue, Series A (RB) 5.00%, 07/01/22	1,122,040
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	172,593
		1,294,633
Virgin Islands: 4.0%
	Virgin Islands Public Finance Authority, Series A (RB)
1,000,000	5.00%, 10/01/20	1,142,340
100,000	6.75%, 10/01/19	113,429
400,000	Virgin Islands Public Finance Authority, Series B (RB) 5.00%, 10/01/19	452,600

See Notes to Financial Statements

64

Principal
Amount		Value

Virgin Islands: (continued)
$1,000,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	$1,113,250
		2,821,619
Virginia: 1.6%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,238
1,070,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23 (a)	1,081,674
		1,106,912
Washington: 1.0%
450,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB) 5.88%, 01/01/15 (c)	450,837
250,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.25%, 01/01/17	254,722
		705,559
West Virginia: 0.8%
500,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	502,855
65,000	West Virginia Hospital Finance Authority, Thomas health System, Inc. (RB) 6.25%, 10/01/18 (c)	69,221
		572,076
Principal
Amount		Value

Wisconsin: 3.7%
$935,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB) 5.00%, 07/01/22	$1,045,068
750,000	Public Finance Authority, Rose Villa Project, Series B-1 (RB) 4.50%, 11/15/15 (c)	760,912
560,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, Series A (RB) 7.00%, 06/01/20	631,529
160,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	172,126
		2,609,635
Total Municipal Bonds (Cost: $69,768,024)		70,663,078

Number of Shares

MONEY MARKET FUND: 0.2% (Cost: $143,090)
143,090	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	143,090
Total Investments: 99.3% (Cost: $69,911,114)		70,806,168
Other assets less liabilities: 0.7%		463,759
NET ASSETS: 100.0%		$71,269,927

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(a)	When-issued security
(b)	Security is segregated as collateral for when issued security
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

See Notes to Financial Statements

65

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments
by Sector (unaudited)	% of Investments	Value
Airport	4.3%	$3,053,061
Development	21.0	14,876,362
Education	2.5	1,797,023
Facilities	5.4	3,791,408
General Obligation	11.5	8,150,204
Higher Education	2.4	1,706,522
Medical	13.6	9,603,239
Nursing Homes	7.7	5,421,051
Pollution	2.5	1,744,370
Power	0.4	315,562
Single Family Housing	0.2	154,212
Tobacco Settlement	5.5	3,882,285
Transportation	11.2	7,901,114
Utilities	5.9	4,209,779
Water	5.7	4,056,886
Money Market Fund	0.2	143,090
	100.0%	$70,806,168

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$70,663,078	$—	$70,663,078
Money Market Fund	143,090	—	—	143,090
Total	$143,090	$70,663,078	$—	$70,806,168

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

66

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 1.3%
$1,400,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/19	$1,632,778
1,825,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB) 5.00%, 05/01/16	1,951,472
		3,584,250
Arizona: 1.0%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	521,025
455,000	Arizona Transportation Board, Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/17	507,789
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/17	964,138
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	635,336
		2,628,288
Arkansas: 0.4%
1,000,000	State of Arkansas, Federal Highway Grant (GO) 5.00%, 04/01/18	1,142,630
California: 12.8%
	Bay Area Toll Authority (RB)
1,000,000	1.50%, 10/01/17 (c) (p)	1,013,130
2,250,000	1.87%, 10/01/18 (c) (p)	2,293,065
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	850,773
	California State Department of Water Resources, Central Valley Project, Series AM (RB)
250,000	4.00%, 12/01/18	282,203
250,000	5.00%, 12/01/18	292,205
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB) 5.00%, 05/01/16	801,397
500,000	California State Department of Water Resources, Power Supply Revenue, Series N (RB) 5.00%, 05/01/20	598,870
1,670,000	California State Department of Water Resources, Series L (RB) 5.00%, 05/01/17	1,856,522
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	801,397
550,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/16	592,180
Principal
Amount		Value

California: (continued)
$310,000	California State Public Works Board, Department of State Hospital, Series E (RB) 5.00%, 06/01/20	$368,156
475,000	California State Public Works Board, Series C (RB) 4.00%, 06/01/16	501,695
520,000	California State Public Works Board, Series E (RB) 4.00%, 06/01/17	565,198
1,000,000	California State Public Works Board, Series G (RB) 4.00%, 11/01/17	1,097,750
	California State Various Purpose (GO)
100,000	2.00%, 04/01/17	103,533
200,000	3.50%, 03/01/16	208,248
1,370,000	4.00%, 09/01/17	1,499,342
1,000,000	4.00%, 02/01/19	1,121,540
500,000	5.00%, 10/01/15	521,985
1,500,000	5.00%, 12/01/15	1,577,415
500,000	5.00%, 03/01/16	530,850
1,900,000	5.00%, 09/01/16	2,058,517
430,000	5.00%, 02/01/17	473,228
1,000,000	5.00%, 04/01/17	1,106,950
400,000	5.00%, 11/01/17	451,420
435,000	5.00%, 03/01/18	494,773
1,400,000	5.00%, 04/01/18	1,596,126
3,435,000	5.00%, 09/01/18	3,960,143
250,000	5.00%, 10/01/18	288,830
200,000	5.00%, 02/01/20	236,798
1,000,000	5.00%, 04/01/20	1,187,350
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	1,010,850
435,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/18	498,710
1,750,000	City of Los Angeles, Series B (GO) 5.00%, 09/01/16	1,897,000
1,000,000	Los Angeles, California Unified School District, Series J (GO) 5.00%, 07/01/17	1,119,400
290,000	San Diego County Water Authority, Series A (RB) 4.00%, 05/01/18	324,098
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	10,767
		34,192,414
Colorado: 0.6%
1,000,000	City and County of Denver, Series A (GO) 5.00%, 08/01/17	1,119,340
175,000	Metro Wastewater Reclamation District, Series A (RB) 5.00%, 04/01/17	193,895

See Notes to Financial Statements

67

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Colorado: (continued)
$250,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/18	$284,438
		1,597,673
Connecticut: 2.2%
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	527,205
1,670,000	Connecticut State Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	1,670,267
850,000	Connecticut State Transportation Infrastructure, Series A (RB) 5.00%, 12/01/17	960,058
	State of Connecticut, Series C (GO)
250,000	5.00%, 06/01/16	268,128
250,000	5.00%, 07/15/19	293,110
500,000	5.00%, 06/01/20	595,270
500,000	State of Connecticut, Series D (GO) 4.00%, 06/15/18	554,570
1,000,000	State of Connecticut, Series E (GO) 5.00%, 11/01/15	1,047,910
		5,916,518
Delaware: 0.2%
	State of Delaware, Series B (GO)
110,000	5.00%, 02/01/16	116,459
500,000	5.00%, 02/01/17	550,620
		667,079
District of Columbia: 0.1%
320,000	District of Columbia, Series D (RB) 5.00%, 12/01/16	350,275
Florida: 4.1%
	Citizens Property Insurance Corp., Series A-1 (RB) (AGM)
400,000	4.00%, 06/01/17	431,668
250,000	5.00%, 06/01/15	256,785
500,000	5.00%, 06/01/19	578,005
600,000	City of Jacksonville, Series A (RB) 5.00%, 10/01/16	652,218
	City of Jacksonville, Series B (RB)
260,000	5.00%, 10/01/16	282,628
475,000	5.00%, 10/01/17	533,496
1,500,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,722,405
60,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/16	64,633
500,000	JEA Electric System, Series D (RB) 5.00%, 10/01/19	586,860
900,000	Orange County, Sales Tax, Series C (RB) 5.00%, 01/01/20	1,067,004
400,000	Palm Beach County School District, Series A (CP) 5.00%, 08/01/16 (p)	431,196
170,000	State of Florida, Board of Education, Full Faith and Credit, Series C (GO) 5.00%, 06/01/16	182,439
Principal
Amount		Value

Florida: (continued)
$260,000	State of Florida, Board of Education, Lottery Revenue, Series D (RB) 5.00%, 07/01/17	$289,799
	State of Florida, Board of Education, Lottery Revenue, Series E (RB)
475,000	5.00%, 07/01/16	511,015
100,000	5.00%, 07/01/19	117,204
900,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/16	965,853
440,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/16	472,195
500,000	State of Florida, Department of Environmental Protection, Series B (RB) 5.00%, 07/01/18	571,415
250,000	State of Florida, Department of Transportation, Series A (GO) 5.00%, 07/01/15	257,958
1,000,000	State of Florida, State Board of Education, Series C (GO) 5.00%, 06/01/16	1,073,170
		11,047,946
Georgia: 3.7%
400,000	City of Atlanta, Airport Passenger Facility, Series B (RB) 5.00%, 01/01/17	438,180
600,000	City of Atlanta, Department of Aviation, Series A (RB) 5.00%, 01/01/17	657,540
315,000	City of Atlanta, Department of Aviation, Series C (RB) 5.00%, 01/01/20	372,069
280,000	County Board of Education of Richmond County (GO) (SAW) 5.00%, 10/01/17	313,706
330,000	Forsyth County School District (GO) 5.00%, 02/01/19	384,945
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB) 5.00%, 10/01/19	1,406,592
2,315,000	Gwinnett County School District, Series A (GO) 4.50%, 10/01/17	2,575,368
	Municipal Electric Authority of Georgia, Series A (RB)
500,000	5.00%, 11/01/17	562,215
1,000,000	5.00%, 01/01/20	1,170,830
400,000	State of Georgia, Series A (GO) 5.00%, 07/01/16	430,816
500,000	State of Georgia, Series B (GO) 5.00%, 10/01/15	521,985
500,000	State of Georgia, Series F (GO) 5.00%, 12/01/16	547,745

See Notes to Financial Statements

68

Principal
Amount		Value

Georgia: (continued)
$410,000	State of Georgia, Series I (GO) 4.00%, 07/01/19	$464,411
		9,846,402
Hawaii: 0.8%
1,000,000	State of Hawaii, Series DZ (GO) 5.00%, 12/01/19	1,183,200
500,000	State of Hawaii, Series EA (GO) 5.00%, 12/01/16	547,525
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	276,132
		2,006,857
Illinois: 7.8%
480,000	Chicago, Illinois, O’Hare International Airport Revenue, Series B (RB) 5.00%, 01/01/17	525,379
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series A (RB) 5.00%, 01/01/17	273,635
	City of Chicago, Modern Schools Across Chicago Program, Series A (GO)
500,000	4.00%, 12/01/17	529,340
2,250,000	5.00%, 12/01/19	2,483,617
615,000	County of Cook, Series A (GO) 5.00%, 11/15/19	703,781
	State of Illinois (GO)
285,000	4.00%, 09/01/18	308,162
1,500,000	5.00%, 01/01/16	1,572,300
400,000	5.00%, 01/01/16	419,520
955,000	5.00%, 01/01/17	1,032,622
700,000	5.00%, 01/01/17	756,581
1,250,000	5.00%, 03/01/17	1,357,537
4,100,000	5.00%, 08/01/17	4,503,317
740,000	5.00%, 01/01/18	819,276
500,000	5.00%, 02/01/20	562,050
1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	1,095,040
500,000	State of Illinois, Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	520,445
500,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/18	572,670
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	521,135
500,000	3.50%, 09/01/15	511,495
250,000	3.88%, 09/01/17	267,490
850,000	4.00%, 01/01/17	900,668
500,000	5.00%, 04/01/17	544,290
		20,780,350
Indiana: 0.5%
	Indiana Finance Authority, Wastewater Utility, Series A (RB)
710,000	5.00%, 10/01/19	835,556
390,000	5.00%, 10/01/20	467,107
		1,302,663
Principal
Amount		Value

Kentucky: 1.4%
	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB)
$500,000	5.00%, 02/01/17	$549,555
1,710,000	5.00%, 02/01/18	1,943,278
200,000	Kentucky Public Transportation Infrastructure Authority, Series A (RB) 5.00%, 07/01/17	221,468
400,000	Kentucky State Property & Building Commission, Project No. 100, Series A (RB) 5.00%, 08/01/17	446,460
575,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/16	619,097
		3,779,858
Louisiana: 0.4%
1,000,000	State of Louisiana, Series A (GO) 5.00%, 11/15/19	1,184,860
Maryland: 3.9%
2,800,000	Baltimore County Consolidated Public Improvement (GO) 5.00%, 08/01/18	3,225,572
500,000	Maryland Department of Transportation (RB) 5.00%, 06/01/18	573,045
400,000	Montgomery County, Series A (GO) 5.00%, 07/01/16	430,816
750,000	State of Maryland Department of Transportation (RB) 5.00%, 05/01/19	878,842
	State of Maryland, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,313,120
300,000	5.00%, 03/01/19	350,634
1,780,000	State of Maryland, First Series C (GO) 5.00%, 08/01/18	2,052,678
200,000	State of Maryland, Second Series B (GO) 5.00%, 08/01/18	230,638
250,000	State of Maryland, Third Series C (GO) 5.00%, 11/01/17	282,458
		10,337,803
Massachusetts: 2.2%
750,000	Commonwealth of Massachusetts, Series B (GO) 5.00%, 08/01/16	809,992
1,000,000	Commonwealth of Massachusetts, Series E (GO) 5.00%, 12/01/16	1,095,050
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,127,450
750,000	Massachusetts Development Finance Agency, Series K-4 (RB) 5.00%, 01/14/16 (p)	791,250
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,269,345
200,000	5.00%, 08/15/19	236,204

See Notes to Financial Statements

69

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Massachusetts: (continued)
$555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	$640,464
		5,969,755
Michigan: 2.3%
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB) 5.00%, 10/01/17	1,314,225
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
1,000,000	5.00%, 07/01/17	1,117,150
1,750,000	5.00%, 07/01/18	2,019,045
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	524,735
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	516,420
570,000	Wayne Country Airport Authority, Series A-D (RB) 5.00%, 12/01/18	651,185
		6,142,760
Minnesota: 3.0%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB) 4.00%, 11/15/18 (p)	2,282,736
2,655,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB) 4.00%, 11/15/18 (p)	2,956,422
675,000	Regents of University of Minnesota, Series A (RB) 5.00%, 12/01/18	784,525
900,000	State of Minnesota, Series E (GO) 5.00%, 08/01/19	1,060,713
700,000	State of Minnesota, Various Purposes, Series D (GO) 5.00%, 08/01/18	806,113
		7,890,509
Missouri: 0.6%
500,000	Missouri Highway and Transportation Commission, Series C (RB) 5.00%, 02/01/17	550,620
900,000	State of Missouri, Series A (CP) 2.13%, 10/01/18	929,925
		1,480,545
Nebraska: 0.4%
1,000,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	1,125,930

Principal Amount		Value

Nevada: 0.4%
	State of Nevada, Unemployment Compensation (RB)
$550,000	5.00%, 06/01/16	$590,062
500,000	5.00%, 06/01/17	555,525
		1,145,587
New Jersey: 8.3%
65,000	Garden State Preservation Trust, Series A (RB) 4.00%, 11/01/19	73,585
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	559,225
575,000	5.00%, 06/15/19	653,603
1,610,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB) 5.00%, 12/15/17	1,791,028
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB) 4.00%, 12/15/16	534,185
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD-1 (RB) 5.00%, 12/15/18	425,366
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
890,000	5.00%, 09/01/17	981,990
490,000	5.00%, 09/01/18	552,299
275,000	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB) 5.00%, 09/01/16	295,642
225,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/20	256,714
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	340,440
500,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	564,990
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	1,130,400
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	524,250
1,000,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 2 (RB) 3.75%, 12/01/18	1,083,600
1,455,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	1,685,268

See Notes to Financial Statements

70

Principal Amount		Value

New Jersey: (continued)
$1,000,000	New Jersey Transit Corp., Series A (RB) 5.00%, 09/15/18	$1,127,190
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 12/15/19	1,138,790
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	679,256
250,000	5.00%, 06/15/19	283,228
870,000	5.00%, 06/15/20	997,907
2,345,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.00%, 06/15/18	2,630,644
2,350,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	2,615,761
150,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/18	171,108
925,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/18	1,049,625
		22,146,094
New Mexico: 0.5%
1,075,000	New Mexico Finance Authority, State Transportation Commission (RB) 4.00%, 06/15/16	1,137,801
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	272,873
		1,410,674
New York: 15.9%
1,650,000	City of New York, Series A (GO) 5.00%, 08/01/17	1,843,083
750,000	City of New York, Series A-1 (GO) 5.00%, 08/01/18	862,200
	City of New York, Series E (GO)
250,000	4.00%, 08/01/16	265,625
850,000	5.00%, 08/01/17	949,467
370,000	City of New York, Series G (GO) 5.00%, 08/01/20	438,931
225,000	City of New York, Series I (GO) 5.00%, 08/01/18	258,660
	City of New York, Subseries 1 (GO)
280,000	4.00%, 08/01/16	297,500
250,000	5.00%, 08/01/17	279,255
1,410,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,639,449
500,000	Long Island Power Authority, Electric System, Series A (RB) 5.00%, 05/01/16	530,325
200,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/17	225,398
	Metropolitan Transportation Authority, Series D (RB)
520,000	5.00%, 11/15/17	586,035
400,000	5.00%, 11/15/18	462,152
Principal Amount		Value

New York: (continued)
$280,000	5.00%, 11/15/19	$327,880
75,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB) 4.00%, 06/15/16	79,406
	New York City Transitional Finance Authority, Series D (RB)
445,000	5.00%, 11/01/15	466,227
1,000,000	5.00%, 11/01/19	1,178,700
	New York City Transitional Finance Authority, Subseries F-1 (RB)
500,000	5.00%, 02/01/17	550,030
500,000	5.00%, 02/01/20	591,720
150,000	New York City Transitional Finance Authority, Subseries S-1A (RB) (SAW) 5.00%, 07/15/16	161,772
	New York City, Series B (GO)
500,000	5.00%, 08/01/17	558,510
325,000	5.00%, 08/01/18	373,620
1,000,000	5.00%, 08/01/20	1,186,300
600,000	New York City, Series D (GO) 5.00%, 10/01/17	674,076
375,000	New York City, Series F-1 (GO) 5.00%, 03/01/16	398,138
1,000,000	New York City, Series G (GO) 5.00%, 08/01/19	1,170,500
1,400,000	New York City, Series G-3 (GO) 5.00%, 03/01/17	1,542,520
	New York City, Series I (GO)
550,000	5.00%, 08/01/17	614,361
430,000	New York City, Subseries A-1 (GO) 5.00%, 10/01/15	448,907
500,000	New York State Dormitory Authority, Colombia University, Series A (RB) 5.00%, 10/01/18	579,330
	New York State Dormitory Authority, State Personal Income Tax (RB)
260,000	5.00%, 02/15/18	295,347
500,000	5.00%, 02/15/20	592,375
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 02/15/18	283,988
300,000	5.00%, 02/15/19	348,483
1,025,000	5.00%, 02/15/20	1,214,369
300,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 03/15/19	349,125
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
1,400,000	4.00%, 03/15/19	1,569,862
1,000,000	5.00%, 03/15/20	1,186,430
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
1,695,000	5.00%, 06/15/20	2,030,237

See Notes to Financial Statements

71

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$325,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series B (RB) 5.00%, 06/15/19	$381,674
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB) 5.00%, 04/01/16	1,064,410
800,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/19	931,560
2,130,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,466,519
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
300,000	5.00%, 03/15/18	341,487
450,000	5.00%, 03/15/19	523,688
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/17	276,248
500,000	5.00%, 03/15/18	569,145
1,865,000	5.00%, 12/15/18	2,165,526
	New York State, Series A (GO)
1,200,000	3.00%, 02/01/16	1,240,644
500,000	3.00%, 03/01/16	517,935
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	323,898
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/17	1,112,140
2,000,000	5.00%, 06/01/18	2,287,620
400,000	Town of Oyster Bay, New York Public Improvement (GO) 3.00%, 08/15/17	417,928
500,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/18	524,210
		42,554,925
North Carolina: 3.6%
500,000	County of Guilford, Series A (GO) 5.00%, 03/01/16	531,190
250,000	County of Mecklenburg, Series A (GO) 5.00%, 12/01/17	282,943
	North Carolina Eastern Municipal Power Agency, Series B (RB)
250,000	5.00%, 01/01/16	263,005
1,000,000	5.00%, 01/01/17	1,087,990
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	1,158,160
1,000,000	North Carolina State, Grant Anticipation Revenue (RB) 5.00%, 03/01/19	1,159,570
Principal Amount		Value

North Carolina: (continued)
	North Carolina State, Series A (GO)
$300,000	5.00%, 03/01/17	$331,422
275,000	5.00%, 03/01/19	321,797
2,800,000	North Carolina State, Series B (GO) 5.00%, 06/01/18	3,215,464
500,000	North Carolina State, Series C (GO) 3.50%, 05/01/16	523,520
260,000	North Carolina State, Series E (GO) 5.00%, 05/01/16	278,140
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB) 5.00%, 07/01/18	343,314
200,000	State of North Carolina, Series C (GO) 5.00%, 05/01/20	239,902
		9,736,417
Ohio: 1.9%
750,000	Ohio Air Quality Development Authority, Series A (RB) 3.75%, 12/03/18 (p)	798,412
1,000,000	Ohio State Water Development Authority, Series B (RB) 4.00%, 06/03/19 (p)	1,069,410
450,000	State of Ohio, Higher Education, Series B (GO) 5.00%, 08/01/16	485,996
1,000,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/16	1,079,990
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	57,174
400,000	State of Ohio, Major New State Infrastructure Project, Series 3 (RB) 5.00%, 12/15/15	421,300
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,067,986
		4,980,268
Pennsylvania: 3.6%
650,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) (AGM) 5.00%, 06/15/18	740,740
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,114,610
900,000	5.00%, 06/15/18	1,029,771
1,000,000	5.00%, 07/01/18	1,145,160
	Commonwealth of Pennsylvania, First Series (GO)
1,105,000	5.00%, 11/15/18	1,278,109
1,000,000	5.00%, 04/01/19	1,163,980
300,000	5.00%, 06/01/19	350,424
200,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 10/15/15	209,210
300,000	Commonwealth of Pennsylvania, Third Series C (GO) 5.00%, 07/15/16	323,067

See Notes to Financial Statements

72

Principal Amount		Value

Pennsylvania: (continued)
	Pennsylvania Economic Development, Unemployment Compensation, Series A (RB)
$200,000	5.00%, 07/01/15	$206,394
550,000	5.00%, 07/01/17	614,119
1,250,000	5.00%, 07/01/18	1,436,312
		9,611,896
South Carolina: 1.3%
1,000,000	Piedmont Municipal Power Agency, Series A (RB) 5.00%, 01/01/17	1,090,020
	South Carolina Public Service Authority, Series B (RB)
1,160,000	5.00%, 12/01/15	1,219,218
1,000,000	5.00%, 12/01/18	1,155,320
		3,464,558
Tennessee: 0.4%
485,000	City of Memphis, Electric System Revenue (RB) 5.00%, 12/01/16	530,251
400,000	Metropolitan Government of Nashville and Davidson County, Series A (GO) 5.00%, 07/01/18	459,464
		989,715
Texas: 6.5%
550,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/18	634,183
500,000	City of Dallas, Texas (GO) 5.00%, 02/15/18	568,320
750,000	City of Houston, Combined Utility System, Series C (RB) 5.00%, 11/15/15	786,547
	City of Houston, Series A (GO)
460,000	5.00%, 03/01/18	523,535
1,190,000	5.00%, 03/01/20	1,410,293
300,000	City of San Antonio, Series D (RB) 5.00%, 02/01/17	329,874
795,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	946,726
1,000,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	1,075,560
500,000	Dallas Independent School District (GO) 4.00%, 08/15/16	532,130
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	272,603
375,000	Harris County, Texas Permanent Improvement, Series B (GO) 5.00%, 10/01/19	442,883
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	309,276
	Lower Colorado River Authority (RB)
935,000	4.00%, 05/15/18	1,032,333
630,000	5.00%, 05/15/16	673,092
Principal Amount		Value

Texas: (continued)
$300,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB) 5.00%, 05/15/17	$331,149
1,500,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/19	1,746,135
500,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	512,315
500,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	511,230
1,410,000	Texas Public Finance Authority (GO) 5.00%, 10/01/18	1,630,186
815,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	924,226
850,000	Texas Public Finance Authority, Unemployment Compensation, Series A (RB) 5.00%, 07/01/16	915,484
50,000	Texas Public Finance Authority, Unemployment Compensation, Series B (RB) 5.00%, 07/01/15 (c)	51,599
250,000	Texas State University System, Board of Regents (RB) 5.00%, 03/15/18	284,660
500,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	584,100
210,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/17	232,621
		17,261,060
Utah: 0.7%
125,000	State of Utah, Series A (GO) 5.00%, 07/01/16	134,413
650,000	State of Utah, Series C (GO) 5.00%, 07/01/18	747,896
825,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	915,956
		1,798,265
Virginia: 0.6%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	590,410
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	580,760
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB) 5.00%, 09/01/17	560,570
		1,731,740

See Notes to Financial Statements

73

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Washington: 4.1%
	City of Seattle, Municipal Light and Power, Series B (RB)
$400,000	5.00%, 02/01/17	$439,172
555,000	5.00%, 06/01/19	647,208
1,650,000	Energy Northwest, Columbia Generating Station Electric, Series A (RB) 5.00%, 07/01/19	1,940,416
265,000	Port of Seattle, Passenger Facility Charge Revenue, Series A (RB) 5.00%, 12/01/17	299,659
100,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	116,139
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,765,000	5.00%, 09/01/18	2,028,373
1,000,000	5.00%, 09/01/19	1,171,360
475,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 07/01/17	530,243
500,000	Washington State, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 07/01/19	586,765
500,000	Washington State, Various Purpose, Series B (GO) 5.00%, 07/01/17	558,150
	Washington State, Various Purpose, Series R-A (GO)
540,000	5.00%, 01/01/18	612,338
1,000,000	5.00%, 01/01/19	1,161,080
Principal Amount		Value

Washington: (continued)
$250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	$293,383
675,000	Washington State, Various Purpose, Series R-D (GO) 5.00%, 07/01/15	696,485
		11,080,771
Wisconsin: 0.9%
250,000	City of Milwaukee, Series N2 (GO) 5.00%, 05/01/19	291,873
1,380,000	State of Wisconsin, Series 1 (GO) 5.00%, 05/01/17	1,530,862
	State of Wisconsin, Series 2 (GO)
305,000	5.00%, 11/01/18	353,239
150,000	5.00%, 05/01/19	175,482
		2,351,456
Total Municipal Bonds (Cost: $261,494,733)		263,238,791

Number
of Shares

MONEY MARKET FUND: 0.3% (Cost: $768,066)
768,066	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	768,066
Total Investments: 98.7% (Cost: $262,262,799)		264,006,857
Other assets less liabilities: 1.3%		3,356,247
NET ASSETS: 100.0%		$267,363,104

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector (unaudited)	% of Investments	Value
Airport	1.5%	$3,851,830
Bond Bank	0.1	323,898
Development	3.0	8,013,490
Education	4.0	10,479,994
Facilities	3.2	8,351,676
General Obligation	50.9	134,349,236
Higher Education	4.6	12,209,256
Medical	3.8	9,931,753
Pollution	1.3	3,422,761
Power	8.1	21,539,264
School District	2.7	7,136,363
Student Loan	0.3	915,956
Transportation	12.7	33,469,709
Water	3.5	9,243,605
Money Market Fund	0.3	768,066
	100.0%	$264,006,857

See Notes to Financial Statements

74

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$263,238,791	$—	$263,238,791
Money Market Fund	768,066	—	—	768,066
Total	$768,066	$263,238,791	$—	$264,006,857

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

75

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2014 (unaudited)

	CEF	High-Yield	Intermediate
	Municipal Income	Municipal Index	Municipal Index
	ETF	ETF	ETF

Assets:
Investments, at value (1)	$37,772,273	$1,296,746,801	$769,959,923
Cash	—	—	484,341
Receivables:
Investment securities sold	—	2,251,417	—
Shares sold	—	3,091,927	2,392,773
Dividends and interest	131,155	22,882,501	9,276,434
Prepaid expenses	409	—	—
Total assets	37,903,837	1,324,972,646	782,113,471

Liabilities:
Payables:
Investment securities purchased	—	11,426,393	4,579,839
Due to Adviser	5,951	379,925	155,254
Deferred Trustee fees	1,527	3,184	3,000
Accrued expenses	69,866	—	—
Total liabilities	77,344	11,809,502	4,738,093
NET ASSETS	$37,826,493	$1,313,163,144	$777,375,378
Shares outstanding	1,450,000	42,600,000	33,000,000
Net asset value, redemption and offering price per share	$26.09	$30.83	$23.56

Net assets consist of:
Aggregate paid in capital	$40,127,602	$1,299,556,967	$752,243,375
Net unrealized appreciation (depreciation)	(1,439,859)	29,474,577	22,401,180
Undistributed (accumulated) net investment income (loss)	178,059	8,429,314	1,581,130
Accumulated net realized gain (loss)	(1,039,309)	(24,297,714)	1,149,693
	$37,826,493	$1,313,163,144	$777,375,378
(1) Cost of investments	$39,212,132	$1,267,272,224	$747,558,743

See Notes to Financial Statements

76

Long	Pre-Refunded	Short High-Yield	Short
Municipal Index	Municipal Index	Municipal Index	Municipal Index
ETF	ETF	ETF	ETF

$88,291,032	$26,736,404	$70,806,168	$264,006,857
—	—	—	—

—	—	235,105	—
—	—	—	—
1,194,556	430,895	1,044,494	3,403,108
—	—	—	—
89,485,588	27,167,299	72,085,767	267,409,965

—	—	794,362	—
18,070	5,879	21,151	45,246
1,517	865	—	1,600
—	—	327	15
19,587	6,744	815,840	46,861
$89,466,001	$27,160,555	$71,269,927	$267,363,104
4,550,000	1,100,000	2,800,000	15,150,000

$19.66	$24.69	$25.45	$17.65

$87,980,461	$27,273,403	$70,732,825	$265,333,442
4,248,642	312,336	895,054	1,744,058
292,888	(28,642)	293,907	262,639
(3,055,990)	(396,542)	(651,859)	22,965
$89,466,001	$27,160,555	$71,269,927	$267,363,104
$84,042,389	$26,424,067	$69,911,114	$262,262,799

See Notes to Financial Statements

77

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2014 (unaudited)

	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF

Income:
Dividends	$1,044,323	$—	$—
Interest	—	32,299,514	9,585,438
Total income	1,044,323	32,299,514	9,585,438

Expenses:
Management fees	70,133	1,988,820	837,471
Professional fees	17,050	—	—
Insurance	285	—	—
Trustees’ fees and expenses	1,856	—	—
Reports to shareholders	5,590	—	—
Indicative optimized portfolio value fee	3,049	—	—
Custodian fees	434	—	—
Registration fees	3,781	—	—
Transfer agent fees	1,239	—	—
Fund accounting fees	1,871	—	—
Interest	52	607	116
Other	555	—	—
Total expenses	105,895	1,989,427	837,587
Waiver of management fees	(35,709)	—	—
Net expenses	70,186	1,989,427	837,587
Net investment income	974,137	30,310,087	8,747,851

Net realized gain (loss) on:
Investments	(146,632)	(5,385,756)	166,224
In-kind redemptions	13,171	1,227,550	2,774,407
Net realized gain (loss)	(133,461)	(4,158,206)	2,940,631

Net change in unrealized appreciation (depreciation) on:
Investments	853,150	34,355,218	11,342,893
Net change in unrealized appreciation (depreciation)	853,150	34,355,218	11,342,893
Net Increase in Net Assets Resulting from Operations	$1,693,826	$60,507,099	$23,031,375

See Notes to Financial Statements

78

Long	Pre-Refunded	Short High-Yield	Short
Municipal Index	Municipal Index	Municipal Index	Municipal Index
ETF	ETF	ETF	ETF

$—	$—	$—	$—
1,687,503	177,625	1,145,554	1,719,931
1,687,503	177,625	1,145,554	1,719,931

99,386	39,111	100,518	251,847
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	95	574	34
—	—	—	—
99,386	39,206	101,092	251,881
—	—	—	—
99,386	39,206	101,092	251,881
1,588,117	138,419	1,044,462	1,468,050

(489,006)	59,063	(571,250)	(70,127)
60,425	134,069	11,827	204,509
(428,581)	193,132	(559,423)	134,382

3,341,535	(170,065)	767,357	394,518
3,341,535	(170,065)	767,357	394,518
$4,501,071	$161,486	$1,252,396	$1,996,950

See Notes to Financial Statements

79

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Municipal Income ETF		High-Yield Municipal Index ETF
	For the		For the
	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended
	October 31,	April 30,	October 31,	April 30,
	2014	2014	2014	2014
	(unaudited)		(unaudited)
Operations:
Net investment income	$974,137	$1,533,787	$30,310,087	$48,971,641
Net realized gain (loss)	(133,461)	(831,361)	(4,158,206)	(35,842,202)
Net change in unrealized appreciation (depreciation)	853,150	(1,577,011)	34,355,218	(66,371,174)
Net increase (decrease) in net assets resulting from operations	1,693,826	(874,585)	60,507,099	(53,241,735)

Dividends and Distributions to shareholders:
Dividends from net investment income	(959,275)	(1,492,015)	(27,242,050)	(49,806,400)
Distributions from net realized capital gains	—	—	—	(2,773,260)
Total Dividends and Distributions	(959,275)	(1,492,015)	(27,242,050)	(52,579,660)

Share transactions:**
Proceeds from sale of shares	7,725,642	18,440,829	341,346,712	241,356,929
Cost of shares redeemed	(2,575,709)	(9,594,941)	(39,261,698)	(288,263,858)
Increase (Decrease) in net assets resulting from share transactions	5,149,933	8,845,888	302,085,014	(46,906,929)
Total increase (decrease) in net assets	5,884,484	6,479,288	335,350,063	(152,728,324)
Net Assets, beginning of period	31,942,009	25,462,721	977,813,081	1,130,541,405
Net Assets, end of period†	$37,826,493	$31,942,009	$1,313,163,144	$977,813,081
† Including undistributed (accumulated) net investment income (loss)	$178,059	$163,197	$8,429,314	$5,361,277

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	750,000	11,200,000	8,200,000
Shares redeemed	(100,000)	(400,000)	(1,300,000)	(9,500,000)
Net increase (decrease)	200,000	350,000	9,900,000	(1,300,000)

See Notes to Financial Statements

80

Intermediate Municipal Index ETF		Long Municipal Index ETF		Pre-Refunded Municipal Index ETF
For the		For the		For the
Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
Ended	Ended	Ended	Ended	Ended	Ended
October 31,	April 30,	October 31,	April 30,	October 31,	April 30,
2014	2014	2014	2014	2014	2014
(unaudited)		(unaudited)		(unaudited)

$8,747,851	$15,916,385	$1,588,117	$3,558,597	$138,419	$340,280
2,940,631	(6,117,289)	(428,581)	(3,733,903)	193,132	(460,182)
11,342,893	(21,643,793)	3,341,535	(5,921,217)	(170,065)	(401,973)

23,031,375	(11,844,697)	4,501,071	(6,096,523)	161,486	(521,875)

(8,459,030)	(16,144,350)	(1,575,925)	(3,686,580)	(169,220)	(382,660)
—	—	—	—	—	—
(8,459,030)	(16,144,350)	(1,575,925)	(3,686,580)	(169,220)	(382,660)

251,584,666	252,701,369	21,331,439	35,141,472	4,932,965	2,463,763
(113,900,068)	(346,169,158)	(11,587,505)	(69,466,413)	(12,343,639)	—

137,684,598	(93,467,789)	9,743,934	(34,324,941)	(7,410,674)	2,463,763
152,256,943	(121,456,836)	12,669,080	(44,108,044)	(7,418,408)	1,559,228
625,118,435	746,575,271	76,796,921	120,904,965	34,578,963	33,019,735
$777,375,378	$625,118,435	$89,466,001	$76,796,921	$27,160,555	$34,578,963
$1,581,130	$1,292,309	$292,888	$280,696	$(28,642)	$2,159

10,800,000	11,200,000	1,100,000	1,900,000	200,000	100,000
(4,900,000)	(15,500,000)	(600,000)	(3,800,000)	(500,000)	—
5,900,000	(4,300,000)	500,000	(1,900,000)	(300,000)	100,000

See Notes to Financial Statements

81

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Short High-Yield Municipal Index ETF		Short Municipal Index ETF
	For the	For the Period	For the
	Six Months	January 13,	Six Months	For the Year
	Ended	2014* through	Ended	Ended
	October 31,	April 30,	October 31,	April 30,
	2014	2014	2014	2014
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,044,462	$167,458	$1,468,050	$3,092,421
Net realized gain (loss)	(559,423)	(77,244)	134,382	(535,016)
Net change in unrealized appreciation (depreciation)	767,357	127,697	394,518	(1,654,584)
Net increase in net assets resulting from operations	1,252,396	217,911	1,996,950	902,821

Dividends to shareholders:
Dividends from net investment income	(843,100)	(75,000)	(1,455,770)	(3,085,320)

Share transactions:**
Proceeds from sale of shares	48,137,254	30,156,740	63,490,793	121,412,008
Cost of shares redeemed	(5,044,346)	(2,531,928)	(38,800,142)	(82,603,960)
Increase in net assets resulting from share transactions	43,092,908	27,624,812	24,690,651	38,808,048
Total increase in net assets	43,502,204	27,767,723	25,231,831	36,625,549
Net Assets, beginning of period	27,767,723	—	242,131,273	205,505,724
Net Assets, end of period†	$71,269,927	$27,767,723	$267,363,104	$242,131,273
† Including undistributed net investment income	$293,907	$92,545	$262,639	$250,359

** Shares of Common Stock Issued (no par value)
Shares sold	1,900,000	1,200,000	3,600,000	6,900,000
Shares redeemed	(200,000)	(100,000)	(2,200,000)	(4,700,000)
Net increase	1,700,000	1,100,000	1,400,000	2,200,000

*	Commencement of operations

See Notes to Financial Statements

82

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	CEF MUNICIPAL INCOME ETF
	For the Six Months Ended October 31, 2014		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period July 12, 2011(a) through April 30, 2012
	(unaudited)
Net asset value, beginning of period	$ 25.55		$ 28.29	$ 27.76	$ 25.00
Income from investment operations:
Net investment income	0.71		1.46	1.49	1.24
Net realized and unrealized gain (loss) on investments	0.55		(2.73)	0.53	2.66
Total from investment operations	1.26		(1.27)	2.02	3.90
Less:
Dividends from net investment income	(0.72)		(1.47)	(1.48)	(1.12)
Distributions from net realized capital gains	—		—	(0.01)	(0.02)
Total dividends and distributions	(0.72)		(1.47)	(1.49)	(1.14)
Net asset value, end of period	$ 26.09		$ 25.55	$ 28.29	$ 27.76
Total return (b)	5.00	%(c)	(4.08)%	7.28%	15.84	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 37,826		$ 31,942	$ 25,463	$ 8,329
Ratio of gross expenses to average net assets	0.60	%(d)	0.79%	1.03%	2.36	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	5.55	%(d)	6.07%	5.33%	6.04	%(d)
Portfolio turnover rate	3	%(c)	9%	3%	3	%(c)

	HIGH-YIELD MUNICIPAL INDEX ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2014		2014	2013	2012		2011	2010
	(unaudited)
Net asset value, beginning of period	$ 29.90		$ 33.25	$ 31.62	$ 28.39		$ 30.62	$ 26.22
Income from investment operations:
Net investment income	0.78		1.68	1.61	1.60		1.75	2.08
Net realized and unrealized gain (loss)on investments	0.90		(3.23)	1.66	3.32		(1.97)	4.17
Total from investment operations	1.68		(1.55)	3.27	4.92		(0.22)	6.25
Less:
Dividends from net investment income	(0.75)		(1.70)	(1.64)	(1.69)		(1.79)	(1.85)
Distributions from net realized capital gains	—		(0.10)	—	—		(0.22)	—
Total dividends and distributions	(0.75)		(1.80)	(1.64)	(1.69)		(2.01)	(1.85)
Net asset value, end of period	$ 30.83		$ 29.90	$ 33.25	$ 31.62		$ 28.39	$ 30.62
Total return (b)	5.68	%(c)	(4.48)%	10.55%	17.90%		(0.81)%	24.47%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,313,163		$977,813	$1,130,541	$566,009		$210,051	$159,210
Ratio of gross expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%		0.44%	0.65%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%		0.35%	0.35%
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35%	0.35%		0.35%	0.35%
Ratio of net investment income to average net assets	5.32	%(d)	5.57%	5.22%	6.04%		6.27%	7.45%
Portfolio turnover rate	4	%(c)	21%	12%	18%		42%	19%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

83

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	INTERMEDIATE MUNICIPAL INDEX ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2014		2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$23.07		$23.78	$23.22	$21.40	$21.51	$20.77
Income from investment operations:
Net investment income	0.29		0.58	0.59	0.71	0.74	0.75
Net realized and unrealized gain (loss) on investments	0.49		(0.71)	0.57	1.82	(0.08)	0.75
Total from investment operations	0.78		(0.13)	1.16	2.53	0.66	1.50
Less:
Dividends from net investment income	(0.29)		(0.58)	(0.60)	(0.71)	(0.74)	(0.76)
Distributions from net realized capital gains	—		—	— (a)	—	(0.03)	— (a)
Total dividends and distributions	(0.29)		(0.58)	(0.60)	(0.71)	(0.77)	(0.76)
Net asset value, end of period	$23.56		$23.07	$23.78	$23.22	$21.40	$21.51
Total return (b)	3.40	%(c)	(0.45)%	5.05%	12.02%	3.11%	7.35%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$777,375		$625,118	$746,575	$459,751	$220,371	$159,179
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.29%	0.45%
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.23%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.23%
Ratio of net investment income to average net assets	2.50	%(d)	2.55%	2.54%	3.19%	3.50%	3.73%
Portfolio turnover rate	1	%(c)	1%	1%	7%	19%	22%

	LONG MUNICIPAL INDEX ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2014		2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$18.96		$20.32	$19.65	$17.46	$18.49	$17.28
Income from investment operations:
Net investment income	0.37		0.79	0.77	0.83	0.83	0.83
Net realized and unrealized gain (loss) on investments	0.71		(1.36)	0.67	2.19	(1.03)	1.23
Total from investment operations	1.08		(0.57)	1.44	3.02	(0.20)	2.06
Less:
Dividends from net investment income	(0.38)		(0.79)	(0.77)	(0.83)	(0.83)	(0.85)
Net asset value, end of period	$19.66		$18.96	$20.32	$19.65	$17.46	$18.49
Total return (b)	5.73	%(c)	(2.62)%	7.44%	17.67%	(1.10)%	12.20%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$89,466		$76,797	$120,905	$81,539	$55,009	$52,711
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.38%	0.64%
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.25%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	3.83	%(d)	4.17%	3.86%	4.46%	4.60%	4.78%
Portfolio turnover rate	3	%(c)	5%	3%	22%	27%	20%

(a)	Amount represents less than $0.005 per share.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

84

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	PRE-REFUNDED MUNICIPAL INDEX ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2014		2014		2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$24.70		$25.40		$25.35	$25.01	$24.98	$24.73
Income from investment operations:
Net investment income	0.10		0.25		0.38	0.34	0.34	0.35
Net realized and unrealized gain (loss) on investments	0.02		(0.67)		0.05	0.34	0.10	0.24
Total from investment operations	0.12		(0.42)		0.43	0.68	0.44	0.59
Less:
Dividends from net investment income	(0.13)		(0.28)		(0.38)	(0.34)	(0.35)	(0.34)
Distributions from net realized capital gains	—		—		—	—	(0.06)	—
Total dividends and distributions	(0.13)		(0.28)		(0.38)	(0.34)	(0.41)	(0.34)
Net asset value, end of period	$24.69		$24.70		$25.40	$25.35	$25.01	$24.98
Total return (b)	0.47	%(c)	(1.64)%		1.71%	2.74%	1.74%	2.38%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$27,161		$34,579		$33,020	$32,957	$35,019	$39,965
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%		0.24%	0.24%	0.38%	0.67%
Ratio of net expenses to average net assets	0.24	%(d)	0.24%		0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%		0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	0.85	%(d)	1.02%		1.50%	1.36%	1.36%	1.44%
Portfolio turnover rate	20	%(c)	61%		19%	40%	28%	8%

	SHORT HIGH-YIELD MUNICIPAL INDEX ETF
	For the Six Months Ended October 31, 2014		For the Period January 13, 2014(a) through April 30, 2014
	(unaudited)
Net asset value, beginning of period	$25.24		$24.94
Income from investment operations:
Net investment income	0.41		0.24
Net realized and unrealized gain on investments	0.19		0.22
Total from investment operations	0.60		0.46
Less:
Dividends from net investment income	(0.39)		(0.16)
Net asset value, end of period	$25.45		$25.24
Total return (b)	2.40	%(c)	1.82	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$71,270		$27,768
Ratio of gross expenses to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net investment income to average net assets	3.62	%(d)	4.10	%(d)
Portfolio turnover rate	17	%(c)	6	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

85

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	SHORT MUNICIPAL INDEX ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2014		2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$17.61		$17.79	$17.74	$17.35	$17.32	$16.93
Income from investment operations:
Net investment income	0.10		0.24	0.26	0.32	0.36	0.39
Net realized and unrealized gain (loss) on investments	0.04		(0.18)	0.06	0.40	0.09	0.39
Total from investment operations	0.14		0.06	0.32	0.72	0.45	0.78
Less:
Dividends from net investment income	(0.10)		(0.24)	(0.26)	(0.33)	(0.36)	(0.39)
Distributions from net realized capital gains	—		—	(0.01)	— (a)	(0.06)	—
Total dividends and distributions	(0.10)		(0.24)	(0.27)	(0.33)	(0.42)	(0.39)
Net asset value, end of period	$17.65		$17.61	$17.79	$17.74	$17.35	$17.32
Total return (b)	0.82	%(c)	0.36%	1.83%	4.16%	2.59%	4.64%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$267,363		$242,131	$205,506	$135,742	$94,568	$89,222
Ratio of gross expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.29%	0.55%
Ratio of net expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses, excluding interest expense, to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of net investment income to average net assets	1.17	%(d)	1.37%	1.46%	1.85%	2.04%	2.31%
Portfolio turnover rate	1	%(c)	3%	10%	23%	35%	43%

(a)	Amount represents less than $0.005 per share.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

86

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2014 (unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2014, offers fifty nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”), Short High-Yield Municipal Index ETF (“Short High-Yield”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index
CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Barclays Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Municipal Pre-Refunded-Treasury-Escrowed Index
Short High-Yield	January 13, 2014	Barclays Municipal High Yield Short Duration Index
Short	February 22, 2008	Barclays AMT-Free Short Continuous Municipal Index

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standard Codification (“ASC”) 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity
87

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments
88

to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended October 31, 2014.

F.	Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The High Yield, Intermediate, Long, Pre-Refunded, Short High-Yield and Short Funds utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Advisory Agreement, interest expenses, offering costs, trading expenses, taxes and extraordinary expenses. For CEF Municipal, the Adviser voluntarily waived its fees and assumed certain fund expenses during this period to limit total annual operating expenses to the expense limitation listed below.

The current management fee rate, expense limitation and the amounts waived/assumed by the Adviser for the period ended October 31, 2014 are as follows:

Fund	Expense Limitation	Management Fee Rate	Waiver of Management Fees
CEF Municipal*	0.40%	0.40%	$35,709

*	The Adviser has agreed, at least until September 1, 2015, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the Fund’s total annual operating expenses do not exceed the expense limitation, excluding acquired fund fees and expenses, interest expense, offering cost, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Management Fee Rate
High-Yield	0.35%
Intermediate	0.24
Long	0.24
Pre-Refunded	0.24
Short High-Yield	0.35
Short	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

89

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4–Investments–For the period ended October 31, 2014, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CEF Municipal	$1,017,840	$1,026,443
High-Yield	379,495,134	47,838,919
Intermediate	147,108,089	6,877,150
Long	11,925,109	2,329,912
Pre-Refunded	6,361,732	6,295,229
Short High-Yield	54,343,100	9,574,607
Short	30,477,005	2,770,200

Note 5–Income Taxes–As of October 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$39,207,563	$108,073	$(1,543,363)	$(1,435,290)
High-Yield	1,265,302,791	60,480,040	(29,036,030)	31,444,010
Intermediate	747,519,426	23,456,555	(1,016,058)	22,440,497
Long	84,035,697	4,477,465	(222,130)	4,255,335
Pre-Refunded	26,424,024	355,698	(43,318)	312,380
Short High-Yield	69,905,500	1,283,556	(382,888)	900,668
Short	262,262,172	2,122,523	(377,838)	1,744,685

The tax character of dividends paid to shareholders during the year ended April 30, 2014 was as follows:

Fund	Tax-Exempt Dividends April 30, 2014	Ordinary Income April 30, 2014	Long-Term Capital Gains April 30, 2014
CEF Municipal	$1,478,186	$13,829	$—
High-Yield	48,957,547	850,630	2,771,483
Intermediate	16,046,500	97,850	—
Long	3,656,495	30,085	—
Pre-Refunded	382,660	—	—
Short High-Yield	74,410	590	—
Short	3,032,010	53,310	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2014, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	No Expiration Short-Term	No Expiration Long-Term	Amount Expiring in the Year Ended December 31
Fund	Capital Losses	Capital Losses	April 2019	April 2018	April 2017
CEF Municipal	$637,819	$6,218	$—	$—	$—
High-Yield	1,213,722	—	—	—	—
Intermediate	209	—	—	—	—
Long	310,787	—	78,825	1,554,202	603,978
Pre-Refunded	244,986	344,688	—	—	—
Short High-Yield	92,436	—	—	—	—
Short	32,634	20,219	—	—	—

During the year ended April 30, 2014 Short utilized $1,523 of prior year capital loss carryforwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken

90

on return filings for open tax years (tax years ended April 30, 2011 - 2014), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2014, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of October 31, 2014, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, except for CEF Municipal, which has Creation Units consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2014, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
CEF Municipal	$5,423,936	$258,107
High-Yield	17,990,216	38,842,745
Intermediate	114,050,283	113,503,890
Long	10,076,505	9,935,636
Pre-Refunded	4,903,113	12,147,463
Short High-Yield	4,783,730	4,945,293
Short	38,656,997	38,635,091

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7–Concentration and Other Risks–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds (except CEF Municipal) use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

91

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds and for Short High-Yield are included in “Management fees”. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Bank Line of Credit–The Funds may participate in a $200 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2014, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
High-Yield	7	2,094,106	1.49
Intermediate	5	858,192	1.48
Pre-Refunded	32	72,383	1.49
Short High-Yield	33	374,288	1.49
Short	5	151,965	1.49

As of October 31, 2014, the Funds had no outstanding loan balances.

Note 10–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2014, there were no offsets to the custodian fees.

Note 11–Subsequent Events–The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2014:

Fund	Ex-Date	Record Date	Payable Date	Per Share
CEF Municipal	11/3/14	11/5/14	11/7/14	$0.1150
High-Yield	11/3/14	11/5/14	11/7/14	$0.1200
Intermediate	11/3/14	11/5/14	11/7/14	$0.0475
Long	11/3/14	11/5/14	11/7/14	$0.0608
Pre-Refunded	11/3/14	11/5/14	11/7/14	$0.0164
Short High-Yield	11/3/14	11/5/14	11/7/14	$0.0686
Short	11/3/14	11/5/14	11/7/14	$0.0171

CEF Municipal	12/1/14	12/3/14	12/5/14	$0.1200
High-Yield	12/1/14	12/3/14	12/5/14	$0.1109
Intermediate	12/1/14	12/3/14	12/5/14	$0.0467
Long	12/1/14	12/3/14	12/5/14	$0.0556
Pre-Refunded	12/1/14	12/3/14	12/5/14	$0.0136
Short High-Yield	12/1/14	12/3/14	12/5/14	$0.0622
Short	12/1/14	12/3/14	12/5/14	$0.0160
92

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited)

At a meeting held on June 6, 2014 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved (i) the continuation of the investment management agreements (the “Municipal Investment Management Agreements”) between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the Market Vectors California Long Municipal Index ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF, Puerto Rico Municipal Index ETF, Short High-Yield Municipal Index ETF and Short Municipal Index ETF (the “Municipal Funds”) and (ii) the continuation of the investment management agreement between the Trust and the Adviser (the “CEF Investment Management Agreement”) with respect to Market Vectors CEF Municipal Income ETF (the “CEF Muni Fund” and together with the Municipal Funds, the “Funds”). The Municipal Investment Management Agreements and the CEF Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 9, 2014. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and (where applicable) the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a different group of issuers than some or all of the other funds in a Fund’s designated peer group. They also considered the fact that Market Vectors Short High-Yield Municipal Index ETF had only recently commenced operations and therefore had no meaningful operational history that could be used for comparative purposes, since the expense information prepared by Lipper was based on estimated amounts and the performance comparisons provided by Lipper covered approximately a one-month period (January 13, 2014 (the date operations commenced for the Fund) through February 28, 2014). For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 9, 2014 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the CEF Muni Fund, the Adviser’s commitment to waive certain fees and/or pay expenses of the CEF Muni Fund to the extent necessary to prevent the operating expenses of the CEF Muni Fund from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

93

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund, except the CEF Muni Fund, had a total expense ratio (after the effect of any applicable expense limitation) below the average and the median of its respective peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable ETFs and, as noted above, the very limited operating history of Market Vectors Short High-Yield Municipal Index ETF.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing certain administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that certain Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability to the Adviser of Market Vectors California Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF and Puerto Rico Municipal Index ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 9, 2014 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

94

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation

335 Madison Avenue

New York, NY 10017

vaneck.com

Account Assistance:

1.888.MKT.VCTR

MUNISAR

SEMI-ANNUAL REPORT O C T O B E R 3 1 , 2 0 1 4 ( u n a u d i t e d )

MARKET VECTORS
CORPORATE BOND ETFs
Fallen Angel High Yield Bond ETF	ANGL®
Investment Grade Floating Rate ETF	FLTR®
Treasury-Hedged High Yield Bond ETF	THHY®

MARKET VECTORS
EQUITY INCOME ETFs
BDC Income ETF	BIZD®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

MARKET VECTORS
INTERNATIONAL BOND ETFs
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
Emerging Markets Local Currency Bond ETF	EMLC®
International High Yield Bond ETF	IHY®
Renminbi Bond ETF	CHLC®

888.MKT.VCTR
marketvectorsetfs.com

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of October 31, 2014, and are subject to change.

MARKET VECTORS INCOME ETFs

(unaudited)

Dear Shareholder:

Emerging markets bonds, as an asset class, have evolved significantly over the past 20 years, growing in size, diversity, and liquidity. We believe that while these bonds deserve a permanent place in investor portfolios, many investors are just not aware of the full breadth of choices they have.

Improved economic policies, financial positions (especially growing reserves), and credit profiles have helped usher in “new worlds” within the asset class. This has created a diverse mix of hard and local currency bonds issued by both sovereigns and corporations.

The market is approximately six times as large as it was in 2004, and roughly twice the size of the U.S. high yield market. It offers investors more income, capital appreciation, and diversification potential through a variety of country, credit and maturity exposures: 60 countries, 20 currencies, and over 600 corporate issuers.

U.S. dollar-denominated sovereign debt tends to be how many investors get exposure to emerging markets bonds, but these bonds actually account for less than 20% of the total emerging markets bond universe.

Emerging Markets Bond Markets Continue to Grow

Source: EM Local Sov — J.P. Morgan GBI-EM Global Diversified Index, EM USD Sov — J.P. Morgan EMBI Global Diversified Index; EM USD Corp — J.P. Morgan CEMBI Broad Index. Data as of September 30, 2014. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Market Vectors Emerging Markets Aggregate Bond ETF (NYSE Arca: EMAG), together with the other emerging markets debt-focused offerings in our ETF family, Market Vectors Emerging Markets High Yield Bond ETF (NYSE Arca: HYEM) and Market Vectors Emerging Markets Local Currency Bond ETF (NYSE Arca: EMLC), are all there to help give investors flexibility in tailoring their approach to emerging markets debt exposure.

EMAG in particular provides an efficient means for investors to gain access to a broad exposure of emerging markets bonds in a single ETF, while offering two key benefits: currency and credit quality diversification. In these uncertain times, the former may help reduce volatility, the latter may help reduce risk.

Going forward, we will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder, and we encourage you stay in touch with us through the videos and email subscriptions available on our website (http://www.vaneck.com). Should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

1

MARKET VECTORS INCOME ETFs

(unaudited)

Thank you for participating in the Market Vectors ETF Trust. You will find the performance comparison of each of the funds for the six months ended October 31, 2014 on the following pages. You will also find their respective financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

November 13, 2014

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Bonds and bond funds will decrease in value as interest rates rise.

EM Local Sov: J.P. Morgan GBI-EM Global Diversified Index is composed of local currency-denominated debt issued by emerging markets governments.

EM USD Sov: J.P. Morgan EMBI Global Diversified Index is composed of U.S. dollar-denominated debt issued by emerging markets governments.

EM USD Corp: J.P. Morgan CEMBI Broad Index is composed of U.S. dollar-denominated debt issued by emerging markets corporations.

2

Management Discussion (unaudited)

The suite of Market Vectors Income ETFs can most accurately be divided into three groups: equity income, international bonds, and corporate bonds. Over the six months ended October 31, 2014, the performances of individual funds were mostly positive, with only three funds posting negative returns. All three equity income ETFs posted positive total returns, two out of the three ETFs in the corporate bond group posted positive returns, and three out of the five ETFs in the international bond group posted positive total returns, as shown below.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Bonds and bond funds will decrease in value as interest rates rise. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

EQUITY INCOME

Business Development Companies (BDCs)

BDCs typically lend to, and invest in, small privately held companies. An improving economy and increased lending benefit the industry, as do active buy-out and IPO markets.1 Having been hit particularly hard in September, BDCs continued to fall through the middle of October, but recovered somewhat to end the month higher than they began. While giving back nearly all gains made in the first four months of the six-month period, they ended the half year on October 31, 2014 posting a positive performance of 1.49%. They underperformed relative to the broader market as measured by the S&P 500® Index, which posted a return of 8.22%.‡ (A continuing driver of this underperformance was the decision, at the end of February 2014, by S&P to exclude BDCs from its U.S. indices,2 a decision Russell Indices also took, at the beginning of March, negatively impacting the industry thereafter.3) The industry ended the period offering a dividend yield of 8.76% as measured by the Market Vectors US Business Development Index4.

3

MARKET VECTORS INCOME ETFs

(unaudited)

Mortgage REITs

Since December 2013, when the Federal Reserve Bank (the “Fed”) announced the start of its “taper” program with a reduction of $10 billion in its monthly bond purchases, there have been six further such reductions of $10 billion. In mid-September the Fed announced that it planned to end, in October, its bond-buying program, after a final purchase of $15 billion.5 The end of its bond buying was confirmed at the Fed’s meeting on October 29, 2014.6 In the meantime, however, the Fed continues to signal its commitment to low interest rates.7 The six months ended October 31, 2014 continued to be an unsettled time for mortgage REITS. September, in particular, was challenging, as, during the month, they gave back gains made in the previous four months. October, however, saw mortgage REITS clawing their way back and posting a positive performance for the six-month period under review. Mortgage REITs ended the period offering a dividend yield of 10.45% as measured by the Market Vectors Global Mortgage REITs Index.8

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yields than its common stock and senior debt. The Wells Fargo® Hybrid and Preferred Securities ex Financials Index excludes traditional financial companies which have been more volatile than other sectors historically.9 For the six-month period ended October 31, 2014 the Fund posted a positive performance. All economic sectors except two – industrials and materials – contributed positive returns, with performance driven primarily by REITs. The industry ended the period offering a dividend yield of 6.27% as measured by the Wells Fargo Hybrid and Preferred Securities ex Financials Index.

INTERNATIONAL BOND

Emerging Markets Local Currency Bonds

Despite the Fed continuing to taper its bond buying program throughout the six months under review, from the beginning of May to just before the last week of July, local currency bonds recorded modest gains. However, on the back of concerns about prospects of lower emerging markets economic growth and a strengthening U.S. dollar, the period from the last week in July through the months of August and September saw these bonds shed all those gains, and more. While October was a choppy month (and marked the end of the U.S. governments bond buying program), and local currency bonds ended the month slightly higher than they started it, the Fund posted a negative return for the entire six-month period ended October 31, 2014.

In terms of local currency, bonds denominated in Brazilian Real and Thai Baht contributed most to the Fund’s total return, while the bonds denominated in Russian Ruble and Polish Zloty were the greatest detractors from performance.

Emerging Markets Aggregate Bonds

Both sovereign and corporate bonds denominated in hard currency contributed positively to performance, with corporates performing better than sovereigns, local currency corporates and sovereigns both detracted from performance, with local currency sovereigns detracting the most from returns. The Fund’s U.S. dollar allocation contributed most to returns, and Russian bonds were the largest detractor from performance.

Emerging Markets High Yield Bonds

Overall, emerging markets corporate bonds continue to be a fast growing asset class. Emerging markets corporate debt is now nearly as large as the U.S. high yield corporate debt market.

While Chinese and Russian bonds were the greatest contributors to the Fund’s total return, Venezuelan bonds were by far the greatest detractors. On a sector level, financial bonds were the greatest contributors to total return and, among all the other sectors, only energy sector bonds detracted from performance.

International High Yield Bonds

Non-U.S. high-yield bonds have continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in Euros, Sterling and Canadian dollars. Europe accounts for around 60% of global ex-U.S. high-yield corporate bond market value, and emerging markets represent about 30%.

Technology was the single sector to contribute positively to overall Fund performance, with the financial sector detracting most from performance. Only U.S. dollar-denominated bonds contributed positively to Fund total return. And while both Sterling- and Canadian dollar-denominated bonds detracted from Fund performance, Euro-denominated bonds performed far worse than bonds in either of these two currencies.

4

Renminbi Bonds

Chinese Renminbi-denominated bonds, both issued and traded outside China, constitute what is known as the “dim sum bond market”. Dim sum bonds provide an alternative way of gaining exposure to China’s currency and market, rather than non-deliverable forward contacts and/or QFII (Qualified Foreign Institutional Investor), which may not be practical. Investors in this market not only receive bond interest payments, but also gain exposure to China’s currency.

All sectors contributed positively to performance. While financial and utilities bonds were the best performers during the six-month period ended October 31, 2014, energy and communications bonds contributed the least to returns.

CORPORATE BOND

Fallen Angel Bonds

“Fallen angels” are high-yield corporate bonds that were once investment grade, but have been downgraded to noninvestment grade. They warrant distinction for an embedded value proposition that is not common to all of high yield: fallen angels tend to have a higher rate of ascension to investment grade than original issue high yield bonds. The default rate in this segment has averaged 3.71% historically, below the 4.60% average for all U.S. high yield.10

Communications and energy were the two best performing sectors during the period under review. While all sectors performed positively, the industrial and technology sectors contributed least to the Fund’s total return. Over the six-month period, fallen angel bonds outperformed broad market high-yield bonds by more than double.

El Paso Energy 7.75% 01/15/32 bond (2.3% of Fund net assets†) and Embarq 8.00% 06/01/36 bond (2.5% of Fund net assets†) were the top two performing bonds, while Avon Products 4.60% 03/15/23 bond (1.4% of Fund net assets†) and Cliffs Natural Resources 4.88% 10/01/20 bond (1.0% of Fund net assets†) were the bottom two performing bonds.

Investment Grade Floating Rate Notes

Floating rate notes (FRNs) are investment grade-rated corporate debt issues with variable coupons that reset to current interest rates, based on a particular benchmark. The coupons on these securities fluctuate with that benchmark. The combination of low average years to maturity, typically in the 1-5 year range, and floating interest rates creates the potential for relatively low price fluctuations. In addition, as short-term interest rates rise, portfolio securities reset to higher yields.

The top two performing notes were AA- rated General Electric Capital Corp. FRN 0.62% 05/05/26 (1.0% of Fund net assets†) and BBB+ rated Citigroup, Inc. FRN 1.93% 05/15/18 (1.9% of Fund net assets†). The bottom two performing notes were both A rated and from American Express Credit Corp.: FRN 0.50% 06/05/17 (1.3% of Fund net assets†) and FRN 0.78% 03/18/19 (1.2% of Fund net assets†).11

Treasury-Hedged High Yield Bonds

The Treasury-Hedged High Yield Bond ETF tracks an index that combines the more liquid portion of the high-yield universe with short positions in 5-year U.S. Treasury notes. The Fund uses futures on such notes to help hedge against the risk of rising interest rates. Together, the long high-yield bond and short comparable U.S. Treasury portfolios offer a combination of income generation and protection against rising interest rates.

The main drivers of returns in this strategy are interest rates and credit spreads. Rising interest rates and narrowing credit spreads positively contribute to performance, while declining interest rates and widening credit spreads detract from the Fund’s returns.

The Fund underperformed unhedged high yield bond strategies as interest rates declined, negatively contributing to the short portfolio of futures contracts on 5-year U.S. Treasuries. The top performing bonds were El Paso Energy Corp. 7.75% 01/15/32 bond (1.3% of Fund net assets†) and Ally Financial Inc. 8.00% 11/01/31 bond (2.5% of Fund net assets†). The bottom performing bonds were both Caesars Entertainment Operating Co., Inc.: 11.25% 12/05/14 bond (0.8% of Fund net assets†) and 10.0% 12/05/14 bond (0.1% of Fund net assets†).

†	All Fund assets referenced are Total Net Assets as of October 31, 2014.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

‡	Standard & Poor’s (S&P) 500® Index, calculated with dividends reinvested, consists of 500 widely held common stocks covering the industrial, utility, financial, and transportation sectors.
5

MARKET VECTORS INCOME ETFs

(unaudited)

[1]	Investopedia: Little Known Stocks And ETFs To Buy As Interest Rates Rise, http://www.investopedia.com/stock-analysis/040314/little-known-stocks-and-etfs-buy-interest-rates-rise-bizd-acas-htgc-hrzn.aspx

[2]	Barron’s: BDCs Fall After S&P Gives the Boot - Now Watch Russell, http://blogs.barrons.com/focusonfunds/2014/02/26/bdcs-fall-after-sp-gives-the-boot-now-watch-russell/

[3]	Russell Indexes: Reconstitution - 2014 Schedule, http://www.russell.com/documents/indexes/reconstitution-schedule.pdf

[4]	Market Vectors® US Business Development Companies Index (MVBIZDTG) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. As of October 31, 2014, the 30-day SEC yield for Market Vectors BDC Income ETF was 8.66%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors BDC Income ETF would have been 8.31% on October 31, 2014.

[5]	Bloomberg QuickTake: The Fed Eases Off, http://www.bloombergview.com/quicktake/federal-reserve-quantitative-easing-tape

[6]	The Wall Street Journal: Fed Closes Chapter on Easy Money, http://online.wsj.com/articles/fed-ends-bond-buys-sticks-to-0-rate-for-considerable-time-1414605953

[7]	Washington Examiner: Federal Reserve keeps commitment to low rates, http://washingtonexaminer.com/federal-reserve-keeps-commitment-to-low-rates/article/2553551#null and Ibid.

[8]	Market Vectors® Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity. As of October 31, 2014, the 30-day SEC yield for Market Vectors Mortgage REIT Income ETF was 10.50%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors Mortgage REIT Income ETF would have been 10.25% on October 31, 2014.

[9]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is a rules-based index designed to track the performance of convertible or exchangeable and non-convertible preferred securities, issued by U.S. or foreign issuers that are not financial services companies or banks and that are listed on U.S. national securities exchanges. As of October 31, 2014, the 30-day SEC yield for Market Vectors Preferred Securities ex Financials ETF was 5.97%. 30 Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last six months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors Preferred Securities ex Financials ETF would have been 5.78% on October 31, 2014.

[10]	Altman, Edward I. and Brenda J. Kuehne. “Defaults and Returns in the High-Yield Bond and Distressed Debt Market: The Year 2013 in Review and Outlook”. Feb 2014. NYU Salomon Center.

[11]	Bloomberg Composite Rating: An evenly weighted blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. This composite is not intended to be a credit opinion.
6

BDC INCOME ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVBIZDTG[2]
Six Months	1.37%	1.41%	1.49%
One Year	1.46%	1.66%	1.91%
Life* (annualized)	4.85%	4.77%	5.09%
Life* (cumulative)	8.48%	8.33%	8.90%
*since 2/11/13

Commencement date for the Market Vectors BDC Income ETF (BIZD) was 2/11/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/11/13) to the first day of secondary market trading in shares of the Fund (2/12/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.59% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Business Development Companies Index (MVBIZDTG) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors BDC Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Business Development Companies Index (MVBIZDTG) (the “Index”) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940.
7

EMERGING MARKETS AGGREGATE BOND ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVEMAG[2]
Six Months	0.91%	0.43%	1.03%
One Year	1.91%	1.66%	2.51%
Life* (annualized)	2.98%	2.98%	4.73%
Life* (cumulative)	10.75%	10.73%	17.43%
*since 5/11/11

Effective December 10, 2013, Market Vectors® LatAm Aggregate Bond ETF (BONO) changed its name to Market Vectors Emerging Markets Aggregate Bond ETF (EMAG). The Fund’s investment objective changed to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (MVEMAG), from seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Broad Latin America Bond Index (LATS). Performance data prior to December 9, 2013, reflects that of BONO and LATS. Performance data from December 10, 2013, and on, reflects that of EMAG and MVEMAG. All Index history reflects a blend of the performance of the aforementioned Indexes (MVEMAG and LATS) AND IS NOT INTENDED FOR ANY THIRD PARTY USE. LATS is a trademark of Merrill Lynch, Pierce, Fenner & Smith Incorporation, which neither sponsors nor endorses EMAG and makes no warranty or representation as to the accuracy and/or completeness of this Index.

Commencement date for the Market Vectors Emerging Markets Aggregate Bond ETF (EMAG) was 5/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/11/11) to the first day of secondary market trading in shares of the Fund (5/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.06% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors EM Aggregate Bond Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Emerging Markets Aggregate Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The Market Vectors EM Aggregate Bond Index (MVEMAG) is comprised of sovereign bonds and corporate bonds denominated in U.S. dollars, Euros, or local emerging market currencies and includes both investment grade and below investment grade rated securities.
8

EMERGING MARKETS HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	EMHY[2]
Six Months	1.46%	2.13%	2.59%
One Year	4.82%	4.82%	5.52%
Life* (annualized)	6.62%	6.69%	7.38%
Life* (cumulative)	17.25%	17.44%	19.34%
*since 5/8/12

Commencement date for the Market Vectors Emerging Markets High Yield Bond ETF (HYEM) was 5/8/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/8/12) to the first day of secondary market trading in shares of the Fund (5/9/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.48% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index (EMHY) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of Moody’s, S&P and Fitch) and that are issued in the major domestic and Eurobond markets.
9

EMERGING MARKETS LOCAL CURRENCY BOND ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	GBIEMCOR[2]
Six Months	(0.92)%	(1.13)%	(0.80)%
One Year	(2.24)%	(2.88)%	(2.20)%
Life* (annualized)	2.64%	2.63%	3.51%
Life* (cumulative)	11.79%	11.76%	15.90%
*since 7/22/10

Commencement date for the Market Vectors Emerging Markets Local Currency Bond ETF (EMLC) was 7/22/10.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.48% / Net Expense Ratio 0.47%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.47% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Emerging Markets Local Currency Bond ETF (EMLC) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in EMLC. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan GBI-EMG Core Index. “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co.© 2014. JPMorgan Chase & Co. All rights reserved.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	J.P. Morgan Government Bond Index–Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer.
10

FALLEN ANGEL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	HOFA[2]
Six Months	2.33%	2.52%	2.97%
One Year	8.35%	8.90%	9.86%
Life* (annualized)	10.25%	10.49%	12.44%
Life* (cumulative)	28.36%	29.08%	34.98%
*since 4/10/12

Commencement date for the Market Vectors Fallen Angel High Yield Bond ETF (ANGL) was 4/10/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/10/12) to the first day of secondary market trading in shares of the Fund (4/11/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.97% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.
11

INTERNATIONAL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	HXUS[2]
Six Months	(2.67)%	(2.75)%	(2.92)%
One Year	3.14%	2.46%	2.87%
Life* (annualized)	8.06%	7.93%	8.77%
Life* (cumulative)	22.14%	21.76%	24.23%
*since 4/2/12

Commencement date for the Market Vectors International High Yield Bond ETF (IHY) was 4/2/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/2/12) to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.54%/ Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by non-U.S. corporations denominated in Euros, U.S. dollars, Canadian dollars or pound sterling issued in the major domestic or eurobond markets.
12

INVESTMENT GRADE FLOATING RATE ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVFLTR[2]
Six Months	0.35%	0.35%	0.51%
One Year	0.72%	0.92%	1.29%
Life* (annualized)	1.02%	1.02%	1.50%
Life* (cumulative)	3.64%	3.63%	5.39%
*since 4/25/11

Commencement date for the Market Vectors Investment Grade Floating Rate ETF (FLTR) was 4/25/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/25/11) to the first day of secondary market trading in shares of the Fund (4/26/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.49% / Net Expense Ratio 0.19%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.19% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Investment Grade Floating Rate ETF (the “Fund”) is not sponsored, issued or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or any of their affiliates (together, “Wells Fargo”). The Market Vectors US Investment Grade Floating Rate Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (the “Index Provider”), which has contracted with Wells Fargo to create and maintain and with Interactive Data Pricing and Reference Data, Inc. (the “Index Calculator”) to calculate the Index. Neither Wells Fargo nor the Index Calculator guarantees the accuracy and/or completeness of the Index or of any data supplied by it or its agents or makes any warranty as to the results to be obtained from investing in the Fund or tracking the Index. The Index is calculated by Interactive Data Pricing and Reference Data, Inc., which is not an adviser for or fiduciary to the Fund, and, like Wells Fargo, is not responsible for any direct, indirect or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values. The Fund is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate issuers or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch.
13

MORTGAGE REIT INCOME ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVMORTTR[2]
Six Months	4.40%	4.40%	2.97%
One Year	17.90%	18.06%	14.87%
Life* (annualized)	11.48%	11.49%	8.01%
Life* (cumulative)	41.71%	41.77%	28.06%
*since 8/16/11

Commencement date for the Market Vectors Mortgage REIT Income ETF (MORT) was 8/16/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/16/11) to the first day of secondary market trading in shares of the Fund (8/17/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.53% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Global Mortgage REITs Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Mortgage REIT Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity.
14

PREFERRED SECURITIES EX FINANCIALS ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	WHPSL[2]
Six Months	2.25%	2.35%	2.23%
One Year	12.35%	12.64%	12.29%
Life* (annualized)	7.19%	7.15%	7.15%
Life* (cumulative)	17.27%	17.15%	17.15%
*since 7/16/12

Commencement date for the Market Vectors Preferred Securities ex Financials ETF (PFXF) was 7/16/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/16/12) to the first day of secondary market trading in shares of the Fund (7/17/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.49% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

The Fund is not issued, sponsored, endorsed or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, “Wells Fargo”). Wells Fargo makes no representation or warranty, express or implied, to the Fund’s investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo or the Index to track financial instruments comprising the Index or any trading market. Wells Fargo’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo or a third party index calculator, without regard to the Fund or its shareholders. Wells Fargo has no obligation to take the needs of the Fund or the Fund’s shareholders into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.
15

RENMINBI BOND ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVCHLC[2]
Six Months	5.70%	3.33%	3.49%
One Year	5.07%	1.92%	2.52%
Life* (annualized)	4.78%	4.13%	4.39%
Life* (cumulative)	15.31%	13.16%	14.05%
*since 10/11/11

Commencement date for the Market Vectors Renminbi Bond ETF (CHLC) was 10/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/11/11) to the first day of secondary market trading in shares of the Fund (10/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 2.16% / Net Expense Ratio 0.39%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Renminbi Bond Index is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Renminbi Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Renminbi Bond Index (MVCHLC) is designed to track the performance of fixed-rate, Chinese Renminbi (“RMB”)-denominated bonds with an investment grade rating from at least one rating agency that are available to market participants outside of mainland China issued by Chinese or non-Chinese corporate, governmental, quasi-governmental or supranational issuers (“RMB Bonds”).
16

TREASURY-HEDGED HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2014 (unaudited)

Total Return	Share Price[1]	NAV	MVTHHY[2]
Six Months	(0.85)%	(0.22)%	(0.12)%
One Year	5.79%	3.79%	4.37%
Life* (annualized)	4.00%	4.13%	4.90%
Life* (cumulative)	6.53%	6.75%	8.03%
*since 3/21/13

Commencement date for the Market Vectors Treasury-Hedged High Yield Bond ETF (THHY) was 3/21/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/21/13) to the first day of secondary market trading in shares of the Fund (3/22/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.57% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2015. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Treasury-Hedged High Yield Bond Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (the “Index Provider”), which has contracted with Interactive Data Pricing and Reference Data, LLC. (the “Calculation Agent “) to calculate the Index. The Calculation Agent is not an adviser for or a fiduciary to any account, fund or ETF managed by Van Eck Associates Corporation. The Calculation Agent is not responsible for any direct, indirect, or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values. Market Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the Index Provider, which makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Treasury-Hedged High Yield Bond Index (MVTHHY) is comprised of long positions in below-investment grade corporate bonds, denominated in U.S. dollars, and an equivalent amount of short positions in Treasury notes and bonds.
17

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, May 1, 2014 to October 31, 2014.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2014- October 31, 2014
BDC Income ETF
Actual	$1,000.00	$1,014.10	0.41%	$2.08
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
Emerging Markets Aggregate Bond ETF
Actual	$1,000.00	$1,004.30	0.50%	$2.53
Hypothetical**	$1,000.00	$1,022.68	0.50%	$2.55
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$1,021.30	0.40%	$2.04
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Emerging Markets Local Currency Bond ETF
Actual	$1,000.00	$ 988.70	0.47%	$2.36
Hypothetical**	$1,000.00	$1,022.84	0.47%	$2.40
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$1,025.20	0.40%	$2.04
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
International High Yield Bond ETF
Actual	$1,000.00	$ 972.50	0.40%	$1.99
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Investment Grade Floating Rate ETF
Actual	$1,000.00	$1,003.50	0.19%	$0.96
Hypothetical**	$1,000.00	$1,024.25	0.19%	$0.97
Mortgage REIT Income ETF
Actual	$1,000.00	$1,044.00	0.41%	$2.11
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
18

	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2014- October 31, 2014
Preferred Securities ex Financials ETF
Actual	$1,000.00	$1,023.50	0.40%	$2.04
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Renminbi Bond ETF
Actual	$1,000.00	$1,033.30	0.39%	$2.00
Hypothetical**	$1,000.00	$1,023.24	0.39%	$1.99
Treasury-Hedged High Yield Bond ETF
Actual	$1,000.00	$ 997.80	0.50%	$2.52
Hypothetical**	$1,000.00	$1,022.68	0.50%	$2.55
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2014) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
19

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Investment Companies: 96.4%
262,376	American Capital Ltd. *	$3,891,036
272,962	Apollo Investment Corp.	2,251,937
360,971	Ares Capital Corp.	5,771,926
178,729	BlackRock Kelso Capital Corp.	1,576,390
243,094	Fifth Street Finance Corp.	2,163,537
247,694	FS Investment Corp. †	2,625,556
50,876	Gladstone Capital Corp. †	467,550
61,442	Gladstone Investment Corp.	451,599
120,024	Golub Capital BDC, Inc.	2,080,016
70,121	Harris & Harris Group, Inc. *	204,052
141,045	Hercules Technology Growth Capital, Inc. †	2,222,869
21,348	Horizon Technology Finance Corp. †	300,793
76,535	KCAP Financial, Inc.	583,962
73,758	Main Street Capital Corp.	2,344,029
107,301	MCG Capital Corp.	384,138
53,259	Medallion Financial Corp.	615,141
51,528	MVC Capital, Inc.	580,721
118,163	New Mountain Finance Corp. †	1,734,633
52,276	OHA Investment Corp. †	339,271
186,316	PennantPark Investment Corp.	2,027,118
394,007	Prospect Capital Corp. †	3,774,587
77,971	Solar Capital Ltd.	1,449,481
6,470	Solar Senior Capital Ltd. †	97,826
99,722	TCP Capital Corp. †	1,684,305
86,464	THL Credit, Inc. †	1,111,927
153,692	TICC Capital Corp. †	1,347,879
71,252	Triangle Capital Corp.	1,806,951
		43,889,230
Investment Management / Advisory Services: 3.8%
147,997	Medley Capital Corp. †	1,719,725
Total Common Stocks (Cost: $48,087,112)		45,608,955
Number of Shares		Value

MONEY MARKET FUND: 0.1% (Cost: $37,257)
37,257	Dreyfus Government Cash Management Fund	$37,257
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $48,124,369)		45,646,212
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 18.5% (Cost: $8,419,421)
8,419,421	Bank of New York Overnight Government Fund	8,419,421
Total Investments: 118.8% (Cost: $56,543,790)		54,065,633
Liabilities in excess of other assets: (18.8)%		(8,543,557)
NET ASSETS: 100.0%		$45,522,076

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,181,588.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.9%	$45,608,955
Money Market Fund	0.1	37,257
	100.0%	$45,646,212

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$45,608,955	$—	$—	$45,608,955
Money Market Funds	8,456,678	—	—	8,456,678
Total	$54,065,633	$—	$—	$54,065,633

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

20

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 36.6%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$32,175
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	65,600
Bermuda: 1.1%
	100,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	100,750
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	98,125
			198,875
Brazil: 2.3%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	155,017
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	111,945
EUR	100,000	Vale SA 4.38%, 03/24/18	139,116
			406,078
British Virgin Islands: 2.7%
USD	257,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	263,218
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	102,402
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	104,839
			470,459
Cayman Islands: 4.2%
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	112,529
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	102,476
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	98,250
	192,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	234,001
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	101,750
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	101,375
			750,381
Chile: 1.4%
	100,000	Banco Santander Chile 3.88%, 09/20/22 144A	100,349
	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 † 144A	144,440
			244,789
Principal Amount			Value

China / Hong Kong: 1.4%
USD	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	$139,494
	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	114,169
			253,663
Colombia: 1.5%
	102,000	Bancolombia SA 5.13%, 09/11/22	104,550
	90,000	Ecopetrol SA 5.88%, 09/18/23	100,575
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	57,695
			262,820
Curacao: 0.5%
USD	100,000	Teva Pharmaceutical 2.95%, 12/18/22	97,141
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	75,025
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	31,191
Indonesia: 0.4%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	68,425
Ireland: 0.9%
	100,000	Vimpel Communications 9.13%, 04/30/18 Reg S	108,875
EUR	50,000	Vnesheconombank Via VEB Finance Plc 3.04%, 02/21/18 Reg S	59,502
			168,377
Kazakhstan: 0.6%
USD	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	113,150
Luxembourg: 4.1%
	100,000	EVRAZ Group SA 9.50%, 04/24/18 Reg S	102,875
	100,000	Gaz Capital SA 6.51%, 03/07/22 Reg S	104,875
		Petrobras International Finance Co.
	128,000	3.50%, 02/06/17	130,341
	77,000	6.75%, 01/27/41	79,675
	100,000	SB Cap SA 5.40%, 03/24/17 Reg S	101,711
	100,000	VTB Bank 6.25%, 06/30/15 (p) Reg S	101,250
	100,000	Yapi ve Kredi Bankasi 5.19%, 10/13/15 Reg S	102,460
			723,187
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	131,438

See Notes to Financial Statements

21

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Mexico: 4.0%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	$145,136
USD	25,000	5.00%, 03/30/20	27,684
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	113,500
	100,000	Cemex SAB de CV 9.00%, 01/11/15 (c) Reg S	105,969
	64,000	Pemex Project Funding Master Trust 6.63%, 06/15/38	74,656
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	166,582
EUR	50,000	5.50%, 02/24/25 Reg S	78,474
			712,001
Netherlands: 2.1%
USD	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	106,128
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	107,875
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	149,600
			363,603
Peru: 0.7%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	118,260
Qatar: 0.6%
	100,000	Qatari Diar Finance QSC 5.00%, 07/21/20 Reg S	113,000
Thailand: 0.8%
	128,000	Bangkok Bank 4.80%, 10/18/20 Reg S	139,050
Turkey: 0.6%
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	104,250
United Arab Emirates: 2.7%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	117,688
	100,000	Dolphin Energy Ltd. 5.50%, 12/15/21 144A	114,375
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	115,250
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	123,000
			470,313
United Kingdom: 1.2%
	55,000	AngloGold Ashanti Holdings Plc 8.50%, 07/30/16 (c) †	59,331
	128,000	Vedanta Resources Plc 9.50%, 07/18/18 Reg S	146,240
			205,571
Principal Amount			Value

Venezuela: 0.9%
		Petróleos de Venezuela SA
USD	132,700	5.38%, 04/12/27 Reg S	$63,696
	102,000	8.50%, 11/02/17 Reg S	77,510
	30,000	9.00%, 11/17/21 Reg S	19,163
			160,369
Total Corporate Bonds (Cost: $6,380,782)			6,479,191
GOVERNMENT OBLIGATIONS: 61.4%
Argentina: 0.2%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	43,601
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	72,480
Brazil: 5.6%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	31,276
		Brazil Notas do Tesouro Nacional, Series F
BRL	396,000	10.00%, 01/01/17	154,644
	102,000	10.00%, 01/01/19	38,636
	245,000	10.00%, 01/01/21	91,404
	425,000	10.00%, 01/01/23	155,337
		Brazilian Government International Bonds
USD	128,000	4.88%, 01/22/21	138,560
	63,000	6.00%, 01/17/17	69,143
		Letra do Tesouro Nacional
BRL	90,000	11.23%, 07/01/15 ^	34,080
	800,000	11.72%, 01/01/16 ^	285,191
			998,271
Cayman Islands: 0.8%
EUR	100,000	IPIC GMTN Ltd. 4.88%, 05/14/16 Reg S	133,220
Chile: 0.1%
CLP	9,000,000	Chilean Government International Bonds 5.50%, 08/05/20	16,457
China / Hong Kong: 0.5%
CNY	500,000	Chinese Government Bonds 2.87%, 06/27/16 Reg S	81,774
Colombia: 3.5%
		Colombian Government International Bonds
USD	128,000	7.38%, 03/18/19	154,112
COP	607,000,000	7.75%, 04/14/21	322,771
	261,000,000	12.00%, 10/22/15	134,790
			611,673
Croatia: 0.6%
USD	100,000	Croatia Government International Bonds 6.75%, 11/05/19 Reg S	111,375

See Notes to Financial Statements

22

Principal Amount			Value

Czech Republic: 1.8%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	$52,804
CZK	2,700,000	4.00%, 04/11/17	133,062
	2,150,000	5.70%, 05/25/24	139,334
			325,200
Dominican Republic: 0.1%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	24,221
El Salvador: 0.4%
	64,000	El Salvador Government International Bonds 7.65%, 06/15/35 Reg S	70,080
Hungary: 2.0%
		Hungarian Government Bonds
HUF	24,040,000	5.50%, 02/12/16	102,528
USD	100,000	6.38%, 03/29/21	113,988
HUF	26,920,000	7.50%, 11/12/20	133,690
			350,206
India: 0.6%
USD	100,000	State Bank of India 4.50%, 07/27/15	102,436
Indonesia: 3.8%
USD	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	215,760
		Indonesian Treasury Bonds
IDR	1,743,000,000	8.38%, 09/15/26	144,648
	1,479,000,000	10.50%, 08/15/30	143,811
	1,833,000,000	11.00%, 11/15/20	173,546
			677,765
Israel: 2.3%
		Israel Government Bonds
ILS	565,000	4.25%, 03/31/23	175,062
	385,000	5.00%, 01/31/20	121,246
	385,000	5.50%, 02/28/17	113,757
			410,065
Lebanon: 0.9%
USD	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	161,175
Lithuania: 0.3%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	60,750
Malaysia: 3.5%
		Malaysian Government Bonds
MYR	680,000	3.20%, 10/15/15	206,410
	670,000	3.89%, 03/15/27	199,176
	670,000	5.73%, 07/30/19	222,203
			627,789
Principal Amount			Value

Mexico: 6.6%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	$80,484
	123,000	5.63%, 01/15/17	134,992
MXN	1,041,400	6.00%, 06/18/15	78,767
USD	102,000	6.05%, 01/11/40	123,675
MXN	400,000	7.25%, 12/15/16	31,792
	1,460,100	7.50%, 06/03/27	119,926
	1,880,600	8.00%, 12/17/15	146,745
	5,294,900	8.00%, 06/11/20	446,844
			1,163,225
Nigeria: 0.7%
NGN	16,970,000	Nigerian Government Bonds 16.39%, 01/27/22	121,090
Panama: 0.5%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	89,526
Peru: 0.9%
		Peruvian Government International Bonds
	62,000	7.35%, 07/21/25	82,305
PEN	200,000	7.84%, 08/12/20	79,404
			161,709
Philippines: 0.9%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	163,300
Poland: 4.7%
		Poland Government International Bonds
PLN	760,000	2.50%, 07/25/18	230,952
	750,000	5.50%, 04/25/15	227,061
	640,000	5.75%, 04/25/29	258,866
USD	100,000	6.38%, 07/15/19	118,895
			835,774
Qatar: 0.6%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	114,000
Romania: 1.2%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	71,378
RON	450,000	5.90%, 07/26/17	140,051
			211,429
Russia: 3.7%
		Russian Federal Bonds
RUB	8,750,000	7.35%, 01/20/16	198,802
	3,550,000	7.50%, 03/15/18	77,023
	10,080,000	8.15%, 02/03/27	207,912
USD	130,000	11.00%, 07/24/18 Reg S	162,175
			645,912
Serbia: 0.3%
	50,000	Republic of Serbia 4.88%, 02/25/20 144A	50,875

See Notes to Financial Statements

23

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

South Africa: 4.0%
		South Africa Government International Bonds
USD	78,000	5.50%, 03/09/20	$85,898
ZAR	2,044,300	7.75%, 02/28/23	185,946
	2,531,400	8.25%, 09/15/17	238,212
	2,070,000	8.75%, 02/28/48	189,405
			699,461
Thailand: 3.4%
		Thailand Government Bonds
THB	6,680,000	3.25%, 06/16/17	209,803
	7,720,000	3.63%, 06/16/23	246,752
	4,100,000	4.88%, 06/22/29	144,374
			600,929
Turkey: 4.7%
		Turkey Government International Bonds
TRY	347,100	5.00%, 05/13/15	154,055
	488,600	7.10%, 03/08/23	201,914
USD	110,000	7.25%, 03/15/15	112,458
	160,000	7.38%, 02/05/25	198,152
TRY	347,100	9.00%, 03/08/17	159,464
			826,043
Ukraine: 0.5%
USD	100,000	Ukraine Government International Bonds 7.75%, 09/23/20 Reg S	88,625
Uruguay: 0.5%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	81,428
Venezuela: 0.8%
		Venezuelan Government International Bonds
	93,000	5.75%, 02/26/16 Reg S	79,283
	100,000	9.25%, 05/07/28 Reg S	64,000
			143,283
Total Government Obligations (Cost: $11,453,435)			10,875,147
Number of Shares		Value

MONEY MARKET FUND: 0.5% (Cost: $84,337)
84,337	Dreyfus Government Cash Management Fund	$84,337
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $17,918,554)		17,438,675
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.2% (Cost: $213,396)
213,396	Bank of New York Overnight Government Fund	213,396
Total Investments: 99.7% (Cost: $18,131,950)		17,652,071
Other assets less liabilities: 0.3%		44,749
NET ASSETS: 100.0%		$17,696,820

See Notes to Financial Statements

24

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $203,771.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,291,294, or 7.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	4.0%	$706,171
Communications	3.3	586,698
Consumer, Non-cyclical	1.6	277,991
Diversified	2.0	346,530
Energy	11.1	1,933,444
Financial	11.5	2,000,441
Government	61.8	10,772,711
Industrial	0.6	105,969
Utilities	3.6	624,383
Money Market Fund	0.5	84,337
	100.0%	$17,438,675

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$6,479,191	$—	$6,479,191
Government Obligations*	—	10,875,147	—	10,875,147
Money Market Funds	297,733	—	—	297,733
Total	$297,733	$17,354,338	$—	$17,652,071

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

25

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 92.3%
Argentina: 1.1%
$400,000	Banco de Galicia y Buenos Aires SA 8.75%, 05/14/15 (c) 144A	$396,000
	Pan American Energy LLC
200,000	7.88%, 05/07/21 Reg S	214,500
710,000	7.88%, 05/07/21 144A	761,475
57,320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	57,607
	YPF SA
1,560,000	8.75%, 04/04/24 144A	1,616,550
1,475,000	8.88%, 12/19/18 † 144A	1,548,750
		4,594,882
Austria: 1.6%
2,500,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	2,751,575
1,950,000	OAS Investments GmbH 8.25%, 10/19/16 (c) Reg S	1,901,250
2,000,000	Sappi Papier Holding GmbH 8.38%, 06/15/15 (c) 144A	2,180,000
		6,832,825
Azerbaijan: 0.3%
1,300,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	1,294,800
Bahrain: 0.2%
900,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	905,310
Bangladesh: 0.1%
600,000	Banglalink Digital Communications Ltd. 8.63%, 05/06/17 (c) 144A	631,500
Barbados: 0.7%
2,850,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	3,031,687
Bermuda: 3.4%
450,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) † 144A	460,844
	Digicel Group Ltd.
2,600,000	7.13%, 04/01/17 (c) 144A	2,619,500
2,550,000	8.25%, 09/30/16 (c) 144A	2,677,500
	Digicel Ltd.
2,475,000	6.00%, 04/15/16 (c) 144A	2,505,937
2,535,000	8.25%, 12/05/14 (c) 144A	2,607,881
400,000	GCX Ltd. 7.00%, 08/01/16 (c) 144A	412,285
750,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) Reg S	798,750
	Hopson Development Holdings Ltd.
400,000	9.88%, 01/16/16 (c) † Reg S	369,507
420,000	11.75%, 12/03/14 (c) † Reg S	430,500
	Inkia Energy Ltd.
550,000	8.38%, 04/04/16 (c) 144A	600,050
500,000	8.38%, 04/04/16 (c) Reg S	545,500
900,000	Pacnet Ltd. 9.00%, 12/12/16 (c) 144A	929,250
		14,957,504
Principal Amount		Value

Brazil: 3.4%
$300,000	Banco ABC Brasil SA 7.88%, 04/08/20 144A	$320,088
650,000	Banco BMG SA 9.95%, 11/05/19 144A	699,888
	Banco BTG Pactual SA
850,000	5.75%, 09/28/22 Reg S	826,625
75,000	5.75%, 09/28/22 144A	72,938
2,800,000	Banco do Brasil SA 8.50%, 10/20/20 (c) 144A	3,239,040
	Banco do Estado do Rio Grande do Sul SA
800,000	7.38%, 02/02/22 Reg S	841,656
50,000	7.38%, 02/02/22 144A	52,604
900,000	Banco Industrial e Comercial SA 8.50%, 04/27/20 Reg S	1,035,000
800,000	Banco Pan SA 8.50%, 04/23/20 144A	875,840
1,900,000	Brasil Telecom Celular SA 5.75%, 02/10/22 † 144A	1,814,500
	Centrais Eletricas Brasileiras SA
1,500,000	5.75%, 10/27/21 144A	1,531,875
1,400,000	6.88%, 07/30/19 144A	1,536,500
300,000	Hypermarcas SA 6.50%, 04/20/16 (c) 144A	325,950
1,600,000	Telemar Norte Leste SA 5.50%, 10/23/20 † 144A	1,576,000
		14,748,504
British Virgin Islands: 2.1%
964,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 † 144A	959,180
850,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c)	885,063
1,950,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,745,250
450,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) Reg S	483,750
850,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) Reg S	864,365
900,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	924,750
750,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	817,500
2,300,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) † Reg S	2,270,493
400,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) Reg S	418,000
		9,368,351
Canada: 1.9%
	Pacific Rubiales Energy Corp.
2,875,000	5.13%, 03/28/18 (c) † 144A	2,767,187
2,650,000	5.38%, 01/26/17 (c) † 144A	2,663,250
2,828,000	5.63%, 01/19/20 (c) † 144A	2,696,357
		8,126,794

See Notes to Financial Statements

26

Principal Amount		Value

Cayman Islands: 13.6%
	Agile Property Holdings Ltd.
$1,750,000	8.88%, 12/04/14 (c) Reg S	$1,680,000
850,000	8.88%, 12/05/14 (c) † 144A	816,000
600,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	623,400
1,100,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	1,048,119
700,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) † 144A	754,250
400,000	Central China Real Estate Ltd. 6.50%, 06/04/16 (c) † Reg S	389,503
400,000	China SCE Property Holdings Ltd. 11.50%, 11/14/15 (c) Reg S	417,000
950,000	China Shanshui Cement Group Ltd. 10.50%, 04/27/15 (c) 144A	1,027,188
1,900,000	Comcel Trust 6.88%, 02/06/19 (c) † 144A	2,037,750
	Country Garden Holdings Co. Ltd.
800,000	7.50%, 01/10/18 (c) 144A	786,000
2,150,000	11.13%, 02/23/15 (c) Reg S	2,308,562
950,000	11.13%, 02/23/15 (c) † 144A	1,020,063
	Dar Al-Arkan International Sukuk Co. II
100,000	10.75%, 02/18/15 Reg S	101,125
600,000	10.75%, 02/18/15 144A	606,750
1,675,000	Dar Al-Arkan Sukuk Co. Ltd. 5.75%, 05/24/18 Reg S	1,666,625
600,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	612,000
2,400,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	2,745,000
	Evergrande Real Estate Group Ltd.
400,000	8.75%, 10/30/16 (c) 144A	375,540
1,325,000	13.00%, 01/27/15 † Reg S	1,338,250
700,000	Fibria Overseas Finance Ltd. 5.25%, 05/12/24	715,540
300,000	Fufeng Group Ltd. 7.63%, 12/04/14 (c) Reg S	309,750
2,050,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) † 144A	1,827,062
200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/16 (c) Reg S	132,000
1,100,000	Greenland Hong Kong Holdings Ltd. 4.75%, 10/18/16 † Reg S	1,109,680
1,100,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) † Reg S	1,105,500
850,000	Guanay Finance Ltd. 6.00%, 12/15/20 144A	896,750
950,000	Industrial Senior Trust 5.50%, 11/01/22 144A	947,625
1,900,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	2,188,895
2,125,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) 144A	2,257,812
2,000,000	Kaisa Group Holdings Ltd. 10.25%, 01/08/17 (c) † Reg S	2,099,000
2,000,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	2,000,000
1,450,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) † Reg S	1,421,661
Principal Amount		Value

Cayman Islands: (continued)
$1,000,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	$1,103,500
2,350,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) 144A	2,505,687
600,000	MBPS Finance Co. 11.25%, 12/04/14 (c) Reg S	603,673
3,060,000	MCE Finance Ltd. 5.00%, 02/15/16 (c) 144A	3,029,400
1,000,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	982,500
200,000	Mongolian Mining Corp. 8.88%, 03/29/15 (c) † Reg S	125,000
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 † Reg S	473,375
900,000	Shelf Drilling Holdings Ltd. 8.63%, 05/01/15 (c) † 144A	893,250
2,575,000	Shimao Property Holdings Ltd. 6.63%, 01/14/17 (c) † Reg S	2,575,000
	SOHO China Ltd.
200,000	5.75%, 11/07/15 (c) † Reg S	204,500
1,000,000	7.13%, 11/07/17 (c) Reg S	997,998
1,600,000	Sukuk Funding No. 3 Ltd. 4.35%, 12/03/18 Reg S	1,669,363
1,200,000	Sunac China Holdings Ltd. 12.50%, 10/16/15 (c) † Reg S	1,338,000
700,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	738,500
950,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	1,026,000
400,000	Telemovil Finance Co. Ltd. 8.00%, 12/04/14 (c) Reg S	417,000
2,800,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) 144A	2,814,000
400,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) Reg S	400,000
		59,261,146
Chile: 0.8%
	AES Gener SA
300,000	8.38%, 06/18/19 (c) Reg S	337,125
600,000	8.38%, 06/18/19 (c) 144A	674,250
750,000	Automotores Gildemeister SA 8.25%, 05/24/16 (c) † 144A	517,500
500,000	CFR International SpA 5.13%, 12/06/17 (c) 144A	542,630
950,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) † 144A	952,965
500,000	Masisa SA 9.50%, 05/05/17 (c) † 144A	527,500
		3,551,970
China / Hong Kong: 1.7%
1,100,000	Bank of East Asia Ltd. 8.50%, 11/05/19 (c) †	1,283,811
400,000	Chalieco Hong Kong Corp. Ltd. 6.88%, 02/28/17 (c) Reg S	414,500
2,100,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 † Reg S	2,349,312
700,000	MCC Holding Hong Kong Corp. Ltd. 4.88%, 07/29/16 Reg S	713,692

See Notes to Financial Statements

27

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

China / Hong Kong: (continued)
	Yancoal International Resources Development Co. Ltd.
$1,150,000	5.73%, 05/16/22 Reg S	$1,057,919
1,050,000	5.73%, 05/16/22 144A	965,927
	Zoomlion HK SPV Co. Ltd.
250,000	6.13%, 12/20/22 Reg S	237,500
600,000	6.13%, 12/20/22 † 144A	570,000
		7,592,661
Colombia: 1.7%
1,175,000	Banco Davivienda SA 5.88%, 07/09/22 144A	1,198,500
600,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	594,720
	Bancolombia SA
2,375,000	5.13%, 09/11/22 †	2,434,375
1,650,000	6.13%, 07/26/20 †	1,800,150
1,530,000	Colombia Telecomunicaciones SA ESP 5.38%, 09/27/17 (c) 144A	1,556,775
		7,584,520
Croatia: 0.5%
	Agrokor D.D.
750,000	8.88%, 02/01/16 (c) Reg S	821,250
50,000	8.88%, 02/01/16 (c) 144A	54,750
	Hrvatska Elektroprivreda
500,000	6.00%, 11/09/17 Reg S	526,500
600,000	6.00%, 11/09/17 144A	631,800
		2,034,300
Dominican Republic: 0.3%
	Aeropuertos Dominicanos Siglo XXI SA
600,000	9.75%, 11/13/15 (c) (s) Reg S	576,000
275,000	9.75%, 11/13/15 (c) (s) † 144A	264,000
400,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	408,000
		1,248,000
Georgia: 0.5%
	Bank of Georgia JSC
450,000	7.75%, 07/05/17 Reg S	480,722
500,000	7.75%, 07/05/17 144A	534,135
920,000	Georgian Railway JSC 7.75%, 07/11/22 144A	1,035,184
		2,050,041
Hungary: 0.5%
600,000	Magyar Export-Import Bank Zrt 4.00%, 01/30/20 144A	598,500
1,500,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	1,661,250
		2,259,750
India: 0.7%
600,000	Bank of Baroda 6.63%, 05/25/17 (c) Reg S	622,147
	ICICI Bank Ltd.
700,000	6.38%, 04/30/17 (c) Reg S	727,160
1,450,000	6.38%, 04/30/17 (c) 144A	1,506,260
		2,855,567
Principal Amount		Value

Indonesia: 1.3%
$1,300,000	Bank Negara Indonesia Persero Tbk PT 4.13%, 04/27/17 † Reg S	$1,352,000
	Gajah Tunggal Tbk PT
250,000	7.75%, 02/06/16 (c) 144A	252,500
600,000	7.75%, 02/06/16 (c) Reg S	606,000
	Perusahaan Listrik Negara PT
2,500,000	5.50%, 11/22/21 Reg S	2,668,750
900,000	5.50%, 11/22/21 144A	960,750
		5,840,000
Ireland: 5.4%
	Alfa Bank OJSC
800,000	7.75%, 04/28/21 144A	817,000
2,350,000	7.88%, 09/25/17 † Reg S	2,460,450
1,200,000	7.88%, 09/25/17 144A	1,256,400
700,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 Reg S	628,250
	Credit Bank of Moscow
800,000	7.70%, 02/01/18 Reg S	784,000
550,000	8.70%, 11/13/18 Reg S	492,146
800,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	728,000
	EuroChem Mineral & Chemical Co. OJSC
200,000	5.13%, 12/12/17 Reg S	196,500
700,000	5.13%, 12/12/17 144A	687,750
1,700,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	1,721,250
300,000	Koks OAO Via Koks Finance Ltd. 7.75%, 06/23/16 144A	268,929
	Metalloinvest Finance Ltd.
300,000	5.63%, 04/17/20 Reg S	273,375
2,250,000	5.63%, 04/17/20 144A	2,050,312
	Nomos Bank
200,000	7.25%, 04/25/18 144A	191,500
950,000	8.75%, 10/21/15 Reg S	948,813
1,100,000	10.00%, 04/26/19 144A	1,071,070
950,000	Phosagro OAO 4.20%, 02/13/18 144A	919,125
450,000	Raspadskaya OJSC 7.75%, 04/27/17 144A	402,750
	SCF Capital Ltd.
200,000	5.38%, 10/27/17 Reg S	191,000
1,000,000	5.38%, 10/27/17 144A	955,000
1,375,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	1,283,906
	Vimpel Communications
200,000	7.75%, 02/02/21 Reg S	205,500
1,300,000	7.75%, 02/02/21 144A	1,335,750
3,550,000	9.13%, 04/30/18 144A	3,865,062
		23,733,838
Israel: 0.5%
1,875,000	B Communications Ltd. 7.38%, 02/15/17 (c) 144A	2,006,437
Kazakhstan: 1.8%
700,000	ATF Bank JSC 9.00%, 05/11/16 Reg S	699,706
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	106,620
2,175,000	7.25%, 05/03/17 144A	2,318,985

See Notes to Financial Statements

28

Principal Amount		Value

Kazakhstan: (continued)
	Kazkommertsbank JSC
$550,000	7.50%, 11/29/16 Reg S	$551,375
750,000	7.50%, 11/29/16 144A	751,875
1,400,000	Samruk-Energy JSC 3.75%, 12/20/17 Reg S	1,414,000
1,900,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	1,985,500
		7,828,061
Luxembourg: 10.0%
1,500,000	ALROSA Finance SA 7.75%, 11/03/20 144A	1,569,375
	Altice Financing SA
2,450,000	6.50%, 12/15/16 (c) 144A	2,523,500
1,850,000	7.88%, 12/15/15 (c) 144A	1,979,500
200,000	Altice Finco SA 8.13%, 12/15/18 (c) 144A	211,500
500,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	481,250
1,000,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	1,020,000
600,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) Reg S	579,000
3,050,000	CSN Resources SA 6.50%, 07/21/20 † 144A	3,133,875
	Evraz Group SA
250,000	6.75%, 04/27/18 Reg S	236,344
2,250,000	6.75%, 04/27/18 144A	2,127,096
1,975,000	7.40%, 04/24/17 144A	1,970,260
1,050,000	8.25%, 11/10/15 144A	1,069,110
975,000	Far East Capital Ltd. SA 8.00%, 05/02/16 (c) 144A	521,625
700,000	Home Credit & Finance Bank 9.38%, 04/24/18 (c) 144A	602,000
	MHP SA
200,000	8.25%, 04/02/20 Reg S	177,040
1,325,000	8.25%, 04/02/20 144A	1,172,890
1,200,000	Minerva Luxembourg SA 7.75%, 01/31/18 (c) 144A	1,257,000
800,000	MOL Group Finance SA 6.25%, 09/26/19 † Reg S	875,000
	Offshore Drilling Holding SA
1,150,000	8.63%, 09/20/17 (c) † 144A	1,213,480
700,000	8.63%, 09/20/17 (c) Reg S	738,640
200,000	OJSC Promsvyazbank 8.50%, 04/25/17 Reg S	202,500
	Promsvyazbank OJSC
1,400,000	8.50%, 04/25/17 144A	1,417,500
500,000	10.20%, 11/06/19 144A	462,500
1,200,000	QGOG Constellation SA 6.25%, 11/09/16 (c) Reg S	1,185,000
	Russian Agricultural Bank OJSC
2,000,000	5.10%, 07/25/18 144A	1,935,100
1,000,000	5.30%, 12/27/17 144A	977,500
800,000	6.00%, 06/03/16 (c) 144A	742,000
300,000	6.00%, 06/03/16 (c) Reg S	278,250
1,200,000	Russian Standard Bank 9.25%, 07/11/15 (p) † Reg S	1,162,500
Principal Amount		Value

Luxembourg: (continued)
	Severstal OAO
$200,000	4.45%, 03/19/18 144A	$194,520
2,750,000	5.90%, 10/17/22 144A	2,632,437
1,300,000	6.70%, 10/25/17 144A	1,350,050
900,000	Sistema JSFC 6.95%, 05/17/19 144A	706,500
1,350,000	TMK OAO 7.75%, 01/27/18 Reg S	1,361,812
700,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	715,750
1,800,000	Vimpel Communications OJSC 8.25%, 05/23/16 144A	1,894,500
600,000	Virgolino de Oliveira Finance Ltd. 10.50%, 01/28/15 (c) 144A	153,000
2,050,000	VTB Bank SA 6.95%, 10/17/22 144A	1,961,850
900,000	Yapi ve Kredi Bankasi 5.19%, 10/13/15 Reg S	922,140
		43,713,894
Malaysia: 0.1%
550,000	MMI International Ltd. 8.00%, 03/01/15 (c) 144A	554,125
Marshall Islands: 0.2%
950,000	Navios South American Logistics, Inc. 7.25%, 05/01/17 (c) 144A	959,500
Mexico: 5.9%
930,000	Axtel SAB de CV 8.00%, 01/31/16 (c) (s) 144A	939,300
	BBVA Bancomer SA
450,000	6.01%, 05/17/17 (c) Reg S	471,938
150,000	6.01%, 05/17/17 (c) 144A	157,313
2,400,000	7.25%, 04/22/20 † 144A	2,743,440
	Cemex SAB de CV
2,720,000	5.88%, 03/25/16 (c) 144A	2,825,400
2,575,000	6.50%, 12/10/17 (c) 144A	2,764,906
2,000,000	7.25%, 01/15/18 (c) 144A	2,162,500
600,000	9.00%, 01/11/15 (c) 144A	635,814
900,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	1,033,425
850,000	Credito Real SAB de CV 7.50%, 03/13/17 (c) 144A	898,875
	Empresas ICA SAB de CV
1,250,000	8.88%, 05/29/19 (c) 144A	1,271,875
1,290,000	8.90%, 02/04/16 (c) † Reg S	1,370,625
1,000,000	Grupo Elektra SAB de CV 7.25%, 08/06/15 (c) Reg S	1,051,250
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	540,000
600,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	618,522
800,000	Grupo Papelero Scribe SAB de CV 8.88%, 04/07/15 (c) 144A	788,000
500,000	Grupo Posadas SAB de CV 7.88%, 11/30/15 (c) Reg S	476,250
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	482,500
800,000	Office Depot de Mexico SA de CV 6.88%, 09/20/17 (c) 144A	858,000

See Notes to Financial Statements

29

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Mexico: (continued)
$600,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) 144A	$655,500
1,150,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	1,201,405
1,000,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	1,052,500
600,000	Unifin Financiera SAPI de CV SOFOM ENR 6.25%, 07/22/17 (c) 144A	588,000
		25,587,338
Morocco: 0.1%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	521,190
Netherlands: 7.5%
	Access Finance BV
200,000	7.25%, 07/25/17 Reg S	200,834
1,450,000	7.25%, 07/25/17 144A	1,456,046
675,000	Ajecorp BV 6.50%, 05/14/17 (c) † 144A	624,375
750,000	CIMPOR Financial Operations BV 5.75%, 07/17/19 (c) 144A	723,000
700,000	Credit Europe Bank NV 8.00%, 01/24/18 (c) Reg S	725,795
	FBN Finance Co. BV
1,100,000	8.00%, 07/23/19 (c) † 144A	1,075,250
400,000	8.25%, 08/07/18 (c) 144A	402,000
930,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	923,025
	GTB Finance BV
450,000	7.50%, 05/19/16 Reg S	465,750
1,050,000	7.50%, 05/19/16 144A	1,092,525
1,925,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) † 144A	1,564,062
	Intergas Finance BV
650,000	6.38%, 05/14/17 Reg S	694,688
550,000	6.38%, 05/14/17 144A	587,813
1,100,000	Listrindo Capital BV 6.95%, 02/21/16 (c) † Reg S	1,177,000
	Majapahit Holding BV
575,000	7.75%, 01/20/20 Reg S	672,031
4,105,000	7.75%, 01/20/20 144A	4,797,719
2,375,000	8.00%, 08/07/19 144A	2,796,562
1,000,000	Marfrig Holding Europe BV 6.88%, 06/24/17 (c) 144A	1,017,500
	Metinvest BV
1,550,000	8.75%, 02/14/18 144A	1,105,398
200,000	10.25%, 05/20/15 144A	162,040
3,200,000	Myriad International Holdings BV 6.00%, 07/18/20 144A	3,488,000
	VimpelCom Holdings BV
600,000	5.95%, 02/13/23 144A	555,798
1,200,000	7.50%, 03/01/22 Reg S	1,203,000
1,750,000	7.50%, 03/01/22 144A	1,754,375
3,085,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	3,246,962
	WPE International Cooperatief UA
500,000	10.38%, 09/30/15 (c) (d) Reg S	120,650
200,000	10.38%, 09/30/15 (c) (d) 144A	48,260
		32,680,458
Principal Amount		Value

Nigeria: 0.3%
$500,000	Fidelity Bank Plc 6.88%, 05/09/18 144A	$467,500
1,000,000	Zenith Bank Plc 6.25%, 04/22/19 144A	988,750
		1,456,250
Panama: 0.4%
600,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	576,000
1,250,000	Avianca Holdings SA 8.38%, 05/10/17 (c) 144A	1,315,625
		1,891,625
Paraguay: 0.3%
800,000	Banco Regional SAECA 8.13%, 01/24/19 144A	872,000
600,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	633,000
		1,505,000
Peru: 0.8%
500,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	478,750
675,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	718,875
850,000	Corp Azucarera del Peru SA 6.38%, 08/02/17 (c) † Reg S	816,850
625,000	Corp Lindley SA 4.63%, 04/12/23 144A	612,500
400,000	Ferreycorp SAA 4.88%, 04/26/17 (c) 144A	397,000
400,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	428,000
		3,451,975
Philippines: 0.3%
1,150,000	BDO Unibank, Inc. 4.50%, 02/16/17 † Reg S	1,206,925
Russia: 0.1%
	Mriya Agro Holding Plc
400,000	9.45%, 04/19/18 (d) † Reg S	90,000
25,000	9.45%, 04/19/18 (d) 144A	5,625
	Ukrlandfarming Plc
400,000	10.88%, 03/26/18 Reg S	258,000
225,000	10.88%, 03/26/18 144A	145,125
		498,750
Singapore: 1.8%
	ABJA Investment Co. Pte Ltd.
700,000	4.85%, 01/31/20 † Reg S	722,757
2,400,000	5.95%, 07/31/24 Reg S	2,442,900
111,000	Bakrie Telecom Pte. Ltd. 8.50%, 12/04/14 (c) (d) Reg S *	12,776
	Berau Capital Resources Pte Ltd.
700,000	12.50%, 11/10/14 (c) 144A	542,500
200,000	12.50%, 11/10/14 (c) Reg S	155,000
	Bumi Investment Pte Ltd.
300,000	10.75%, 12/16/14 (c) (d) Reg S	116,250
1,600,000	10.75%, 12/19/14 (c) (d) 144A	620,000
1,168,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	1,170,920
400,000	TBG Global Pte Ltd. 4.63%, 04/03/16 (c) 144A	403,000

See Notes to Financial Statements

30

Principal Amount		Value

Singapore: (continued)
$900,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) † Reg S	$927,431
	Yanlord Land Group Ltd.
500,000	10.63%, 03/29/15 (c) Reg S	537,500
200,000	10.63%, 03/29/15 (c) 144A	215,000
		7,866,034
South Africa: 0.2%
1,300,000	African Bank Ltd. 6.00%, 06/15/16 (d) † Reg S	1,022,307
South Korea: 1.0%
	Woori Bank Co. Ltd.
2,800,000	4.75%, 04/30/24 144A	2,908,721
1,350,000	6.21%, 05/02/17 (c) 144A	1,463,089
		4,371,810
Spain: 0.5%
2,075,000	Cemex Espana Luxembourg 9.88%, 04/30/16 (c) 144A	2,324,415
Sri Lanka: 0.9%
	Bank of Ceylon
600,000	5.33%, 04/16/18 † Reg S	615,000
1,250,000	6.88%, 05/03/17 Reg S	1,325,000
75,000	6.88%, 05/03/17 144A	79,500
1,550,000	National Savings Bank 8.88%, 09/18/18 144A	1,765,140
		3,784,640
Sweden: 0.3%
1,150,000	Eileme 2 AB 11.63%, 01/31/16 (c) Reg S	1,322,500
Turkey: 2.8%
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	506,875
1,150,000	Arcelik AS 5.00%, 04/03/23 144A	1,092,500
	Finansbank AS
1,100,000	5.15%, 11/01/17 Reg S	1,135,750
650,000	5.15%, 11/01/17 144A	671,125
900,000	6.25%, 04/30/19 144A	944,280
1,300,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	1,295,450
	Turkiye Is Bankasi SA
500,000	6.00%, 10/24/22 † Reg S	500,625
2,350,000	6.00%, 10/24/22 † 144A	2,352,937
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 † Reg S	394,696
600,000	4.25%, 05/09/20 144A	592,044
	Turkiye Vakiflar Bankasi Tao
1,000,000	6.00%, 11/01/22 Reg S	982,540
840,000	6.00%, 11/01/22 144A	825,334
1,050,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	1,004,027
		12,298,183
United Kingdom: 5.1%
	AngloGold Ashanti Holdings Plc
2,375,000	5.13%, 08/01/22 †	2,253,965
900,000	5.38%, 04/15/20	893,891
550,000	6.50%, 04/15/40	519,155
2,150,000	8.50%, 07/30/16 (c) †	2,319,312
Principal Amount		Value

United Kingdom: (continued)
	DTEK Finance Plc
$300,000	7.88%, 04/04/18 Reg S	$195,000
1,750,000	7.88%, 04/04/18 144A	1,137,500
	Ferrexpo Finance Plc
200,000	7.88%, 04/07/16 Reg S	191,040
925,000	7.88%, 04/07/16 144A	883,560
2,300,000	Oschadbank 8.25%, 03/10/16 Reg S	1,883,677
1,025,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	980,156
700,000	Ukraine Railways via Shortline Plc 9.50%, 05/21/18 144A	514,640
	Ukreximbank
1,000,000	8.38%, 04/27/15 Reg S	900,200
500,000	8.75%, 01/22/18 Reg S	403,850
	Vedanta Resources Plc
1,350,000	6.00%, 01/31/19 144A	1,383,750
1,300,000	6.00%, 01/31/19 † Reg S	1,332,500
200,000	6.75%, 06/07/16 † 144A	210,300
2,375,000	8.25%, 06/07/21 144A	2,599,141
2,950,000	9.50%, 07/18/18 144A	3,370,375
400,000	West China Cement Ltd. 6.50%, 09/11/17 (c) Reg S	390,252
		22,362,264
United States: 2.3%
	Cemex Finance LLC
2,750,000	6.00%, 04/01/19 (c) 144A	2,811,050
2,240,000	9.38%, 10/12/17 (c) 144A	2,592,800
1,300,000	9.38%, 10/12/17 (c) Reg S	1,504,750
2,275,000	JBS USA, LLC 7.25%, 06/01/15 (c) 144A	2,434,250
610,000	Rolta Americas LLC 8.88%, 07/24/17 (c) † 144A	613,050
		9,955,900
Venezuela: 7.3%
1,350,000	CA La Electricidad de Caracas 8.50%, 04/10/18 Reg S	843,750
	Petroleos de Venezuela SA
2,835,000	5.00%, 10/28/15 †	2,523,150
3,875,000	5.25%, 04/12/17 Reg S	2,588,500
8,070,000	5.38%, 04/12/27 Reg S	3,873,600
7,050,000	5.50%, 04/12/37 Reg S	3,313,500
4,550,000	6.00%, 05/16/24 144A	2,354,625
3,600,000	6.00%, 11/15/26 144A	1,778,400
2,800,000	8.50%, 11/02/17 Reg S	2,127,720
6,740,000	8.50%, 11/02/17 † 144A	5,121,726
1,050,000	9.00%, 11/17/21 Reg S	670,688
4,575,000	9.00%, 11/17/21 144A	2,922,281
3,100,000	9.75%, 05/17/35 144A	1,900,300
1,345,000	12.75%, 02/17/22 † 144A	1,070,956
1,110,000	12.75%, 02/17/22 † Reg S	883,838
		31,973,034
Total Corporate Bonds (Cost: $414,283,797)		403,646,565

See Notes to Financial Statements

31

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

GOVERNMENT OBLIGATIONS: 5.3%
Argentina: 1.5%
	City of Buenos Aires, Argentina
$500,000	9.95%, 03/01/17 144A	$510,000
375,000	12.50%, 04/06/15 Reg S	380,625
	Provincia de Buenos Aires
100,000	9.38%, 09/14/18 Reg S	89,600
2,150,000	9.38%, 09/14/18 144A	1,926,400
225,000	10.88%, 01/26/21 Reg S	205,313
1,765,000	10.88%, 01/26/21 144A	1,610,562
675,000	11.75%, 10/05/15 Reg S	649,688
	Provincia de Cordoba
500,000	12.38%, 08/17/17 Reg S	465,000
600,000	12.38%, 08/17/17 144A	558,000
		6,395,188
Azerbaijan: 0.7%
	State Oil Co. of the Azerbaijan Republic
2,000,000	4.75%, 03/13/23 Reg S	1,996,200
900,000	5.45%, 02/09/17 Reg S	945,000
		2,941,200
Costa Rica: 1.1%
900,000	Banco de Costa Rica 5.25%, 08/12/18 144A	927,810
1,900,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	1,952,060
1,700,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,806,250
		4,686,120
Hungary: 0.3%
1,300,000	Magyar Export-Import Bank Zrt 5.50%, 02/12/18 Reg S	1,378,780
India: 0.2%
1,000,000	State Bank of India 6.44%, 05/15/17 (c) Reg S	997,908
Mongolia: 0.2%
1,100,000	Development Bank of Mongolia, LLC 5.75%, 03/21/17 Reg S	1,078,000
Turkey: 0.6%
	Export Credit Bank of Turkey
450,000	5.88%, 04/24/19 Reg S	480,173
1,900,000	5.88%, 04/24/19 144A	2,027,395
		2,507,568
Ukraine: 0.7%
	Financing of Infrastructural Projects State Enterprise
100,000	7.40%, 04/20/18 Reg S	83,020
275,000	7.40%, 04/20/18 144A	228,305
2,800,000	8.38%, 11/03/17 144A	2,338,000
700,000	9.00%, 12/07/17 144A	609,000
		3,258,325
Total Government Obligations (Cost: $23,301,135)		23,243,089
Number of Shares		Value

MONEY MARKET FUND: 1.4%
(Cost: $6,153,801)
6,153,801	Dreyfus Government Cash Management Fund	$6,153,801
Total Investments Before Collateral for Securities Loaned: 99.0% (Cost: $443,738,733)		433,043,455

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 13.8%
Repurchase Agreements: 13.8%
$14,294,792	Repurchase agreement dated 10/31/14 with Citigroup Global Markets, Inc., 0.12% due 11/3/14, proceeds $14,294,840; (collateralized by various U.S. government and agency obligations, 0.25% to 5.50%, due 11/30/14 to 11/1/44, valued at $14,580,688 including accrued interest)	14,294,792
3,009,258	Repurchase agreement dated 10/31/14 with Credit Agricole CIB, 0.10% due 11/3/14, proceeds $3,009,266; (collateralized by various U.S. government and agency obligations, 2.58% to 5.50%, due 4/1/26 to 10/20/62, valued at $3,069,443 including accrued interest)	3,009,258
14,294,792	Repurchase agreement dated 10/31/14 with Daiwa Capital Markets America, 0.15% due 11/3/14, proceeds $14,294,852; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 9/24/15 to 3/1/48, valued at $14,580,692 including accrued interest)	14,294,792
14,294,792	Repurchase agreement dated 10/31/14 with HSBC Securities USA, Inc., 0.09% due 11/3/14, proceeds $14,294,828; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 1/15/15 to 7/15/36, valued at $14,580,689 including accrued interest)	14,294,792

See Notes to Financial Statements

32

Principal Amount		Value

$14,294,792	Repurchase agreement dated 10/31/14 with Nomura Securities International, Inc., 0.11% due 11/3/14, proceeds $14,294,836; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/3/14 to 11/1/44, valued at $14,580,688 including accrued interest)	$14,294,792
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $60,188,426)		60,188,426
Total Investments: 112.8% (Cost: $503,927,159)		493,231,881
Liabilities in excess of other assets: (12.8)%		(55,908,762)
NET ASSETS: 100.0%		$437,323,119

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $58,062,007.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $277,418,589, or 63.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	11.2%	$48,420,963
Communications	12.1	52,355,835
Consumer, Cyclical	4.0	17,413,820
Consumer, Non-cyclical	5.0	21,773,046
Diversified	0.5	2,247,927
Energy	15.1	65,451,742
Financial	31.7	137,086,692
Government	4.2	18,326,661
Industrial	8.2	35,631,553
Technology	0.6	2,338,095
Utilities	6.0	25,843,320
Money Market Fund	1.4	6,153,801
	100.0%	$433,043,455

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$403,646,565	$—	$403,646,565
Government Obligations*	—	23,243,089	—	23,243,089
Money Market Fund	6,153,801	—	—	6,153,801
Repurchase Agreements	—	60,188,426	—	60,188,426
Total	$6,153,801	$487,078,080	$—	$493,231,881

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

33

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal
Amount			Value

CORPORATE BONDS: 11.6%
Brazil: 4.0%
BRL	31,984,000	Banco do Brasil SA 9.75%, 07/18/17 † Reg S	$12,514,883
	2,969,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	1,176,854
	9,736,000	Banco Safra SA 10.25%, 08/08/16 Reg S	3,819,479
	19,470,000	Cia Energetica de Sao Paulo (TIPS) 14.88%, 01/15/15 Reg S	12,024,737
	17,727,000	Concessionaria Ecovias dos Imigrantes SA (TIPS) 4.59%, 04/15/24	7,376,873
			36,912,826
Finland: 0.0%
MXN	450,000	Municipality Finance Plc 5.70%, 03/30/15	33,654
Germany: 0.6%
		Landwirtschaftliche Rentenbank
BRL	2,000,000	6.25%, 09/12/16 Reg S	763,741
MXN	63,839,000	8.50%, 02/22/16	5,091,344
			5,855,085
Ireland: 2.4%
RUB	1,003,600,000	RusHydro JSC 7.88%, 10/28/15 Reg S	22,492,194
Netherlands: 0.3%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
MXN	24,360,000	6.69%, 10/05/15 ^	1,767,166
	14,730,000	9.20%, 09/28/15	1,156,417
			2,923,583
Russia: 0.3%
RUB	105,260,000	Federal Hydrogenerating Co. JSC 8.00%, 04/18/16 (p)	2,363,371
South Africa: 4.0%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	456,553
	224,000,000	9.25%, 04/20/18	21,643,769
	77,330,000	9.50%, 08/18/27 ^	1,877,424
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,893,829
	4,500,000	10.50%, 09/17/20	433,302
	105,900,000	10.80%, 11/06/23	10,423,716
	5,000,000	13.50%, 04/18/28	559,586
			37,288,179
Total Corporate Bonds (Cost: $145,729,385)			107,868,892
GOVERNMENT OBLIGATIONS: 85.1%
Brazil: 4.9%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24 †	1,016,069
	4,560,000	10.25%, 01/10/28	1,928,305
	2,860,000	12.50%, 01/05/22 †	1,342,310
		Letra do Tesouro Nacional
	23,200,000	7.63%, 01/01/16 ^	8,270,526
	9,100,000	7.67%, 04/01/15 ^	3,544,154
Principal
Amount			Value

Brazil: (continued)
BRL	7,900,000	8.25%, 07/01/16 ^	$2,657,243
	2,000,000	11.33%, 07/01/15 ^	757,330
	5,600,000	11.48%, 01/01/17 ^	1,777,043
	11,900,000	11.79%, 07/01/18 ^	3,167,565
	9,600,000	11.87%, 01/01/18 ^	2,710,722
	3,900,000	12.45%, 07/01/17 ^	1,168,092
		Nota do Tesouro Nacional, Series F
	14,400,000	10.00%, 01/01/17	5,623,406
	3,100,000	10.00%, 01/01/18	1,191,616
	20,700,000	10.00%, 01/01/21	7,722,682
	8,600,000	10.00%, 01/01/25	3,103,832
			45,980,895
Chile: 3.0%
CLP	15,481,000,000	Chilean Government International Bonds
		5.50%, 08/05/20	28,307,472
Colombia: 6.3%
		Colombian Government International Bonds
COP	9,732,000,000	4.38%, 12/21/22 (c)	4,191,265
	13,530,000,000	7.75%, 04/14/21	7,194,552
	3,039,000,000	12.00%, 10/22/15	1,569,456
	2,116,000,000	Republic of Colombia 9.85%, 06/28/27	1,319,144
		Titulos de Tesoreria
	6,571,700,000	5.00%, 11/21/18	3,165,992
	10,047,500,000	6.00%, 04/28/28	4,462,928
	8,731,700,000	7.00%, 09/11/19	4,492,943
	9,917,200,000	7.00%, 05/04/22	4,977,777
	12,418,100,000	7.25%, 06/15/16	6,253,612
	13,751,500,000	8.00%, 10/28/15	6,880,254
	17,870,800,000	10.00%, 07/24/24	10,772,084
	6,000,000,000	11.00%, 07/24/20	3,623,991
			58,903,998
Hungary: 4.3%
		Hungarian Government Bonds
HUF	28,720,000	5.50%, 02/12/16	122,487
	368,420,000	5.50%, 12/20/18	1,640,539
	551,610,000	5.50%, 06/24/25	2,552,016
	1,017,570,000	6.00%, 11/24/23 †	4,812,341
	1,423,560,000	6.50%, 06/24/19	6,643,273
	857,470,000	6.75%, 02/24/17	3,817,044
	816,250,000	6.75%, 11/24/17	3,725,711
	856,580,000	7.00%, 06/24/22	4,236,404
	1,228,700,000	7.50%, 11/12/20	6,101,973
	864,710,000	7.75%, 08/24/15	3,678,965
	641,690,000	8.00%, 02/12/15	2,649,084
			39,979,837
Indonesia: 6.4%
		Indonesian Treasury Bonds
IDR	9,240,000,000	5.63%, 05/15/23	656,902
	15,516,000,000	6.13%, 05/15/28	1,045,117
	3,000,000,000	6.38%, 04/15/42	187,683
	42,533,000,000	6.63%, 05/15/33	2,887,053
	8,762,000,000	7.00%, 05/15/22	686,268
	28,621,000,000	7.00%, 05/15/27	2,145,801
	4,814,000,000	7.38%, 09/15/16	397,349
	33,791,000,000	7.88%, 04/15/19	2,805,897

See Notes to Financial Statements

34

Principal
Amount			Value

Indonesia: (continued)
IDR	10,468,000,000	8.25%, 07/15/21	$879,930
	13,559,000,000	8.25%, 06/15/32	1,089,746
	48,093,000,000	8.38%, 03/15/24	4,080,045
	4,822,000,000	8.38%, 09/15/26	400,169
	11,376,000,000	8.38%, 03/15/34	939,186
	23,085,000,000	9.00%, 03/15/29	2,013,713
	9,381,000,000	9.50%, 07/15/23	841,593
	34,711,000,000	9.50%, 07/15/31	3,130,740
	6,552,000,000	9.50%, 05/15/41	587,078
	23,692,000,000	9.75%, 05/15/37	2,170,501
	6,104,000,000	10.00%, 07/15/17	534,121
	17,562,000,000	10.00%, 09/15/24	1,629,772
	37,084,000,000	10.00%, 02/15/28	3,439,520
	21,927,000,000	10.25%, 07/15/22	2,034,530
	48,038,000,000	10.25%, 07/15/27	4,545,309
	49,242,000,000	10.50%, 08/15/30	4,788,058
	11,812,000,000	10.50%, 07/15/38	1,150,744
	6,701,000,000	10.75%, 05/15/16	581,208
	9,781,000,000	11.00%, 11/15/20	926,051
	70,589,000,000	11.00%, 09/15/25	6,975,315
	9,856,000,000	11.50%, 09/15/19	932,254
	30,750,000,000	11.60%, 08/15/18	2,855,249
	19,894,000,000	12.80%, 06/15/21	2,052,575
			59,389,477
Malaysia: 8.1%
		Malaysian Government Bonds
MYR	4,624,000	3.17%, 07/15/16	1,398,764
	2,960,000	3.20%, 10/15/15	898,492
	2,990,000	3.26%, 03/01/18	899,556
	13,450,000	3.31%, 10/31/17	4,056,292
	1,840,000	3.39%, 03/15/17	557,812
	14,420,000	3.42%, 08/15/22	4,267,820
	6,940,000	3.48%, 03/15/23	2,064,752
	4,830,000	3.49%, 03/31/20	1,455,797
	12,430,000	3.58%, 09/28/18	3,776,162
	2,522,000	3.73%, 06/15/28	731,356
	5,877,000	3.74%, 02/27/15	1,789,049
	4,067,000	3.81%, 02/15/17	1,244,172
	520,000	3.84%, 08/12/15	158,692
	16,079,000	3.89%, 07/31/20	4,935,301
	7,700,000	3.89%, 03/15/27	2,289,041
	14,030,000	4.01%, 09/15/17	4,315,827
	4,510,000	4.13%, 04/15/32	1,341,652
	19,120,000	4.16%, 07/15/21	5,948,100
	8,299,000	4.23%, 06/30/31	2,528,873
	17,255,000	4.24%, 02/07/18	5,347,867
	18,304,000	4.26%, 09/15/16	5,642,056
	16,198,000	4.38%, 11/29/19	5,080,846
	29,771,000	4.39%, 04/15/26	9,338,387
	15,844,000	5.73%, 07/30/19	5,254,601
			75,321,267
Mexico: 6.0%
		Mexican Government International Bonds
MXN	5,880,000	4.75%, 06/14/18	437,779
	499,000	5.00%, 06/15/17	37,963
	5,319,000	6.50%, 06/10/21	416,686
	50,000,000	6.50%, 06/09/22	3,891,221
	73,390,300	7.50%, 06/03/27	6,027,940
Principal
Amount			Value

Mexico: (continued)
MXN	79,973,000	7.75%, 05/29/31	$6,624,747
	4,800,000	7.75%, 11/23/34	398,625
	53,060,000	7.75%, 11/13/42	4,411,352
	1,010,000	8.00%, 12/17/15	78,811
	57,483,900	8.00%, 06/11/20	4,851,143
	20,280,000	8.00%, 12/07/23	1,729,013
	7,489,700	8.50%, 12/13/18	631,728
	51,628,000	8.50%, 05/31/29	4,564,645
	65,513,900	8.50%, 11/18/38	5,874,103
	73,368,000	10.00%, 11/20/36	7,478,237
	89,297,000	10.00%, 12/05/24	8,674,285
			56,128,278
Nigeria: 2.8%
		Nigerian Government Bonds
NGN	552,200,000	4.00%, 04/23/15	3,243,862
	1,133,490,000	7.00%, 10/23/19	5,478,934
	165,790,000	13.05%, 08/16/16	1,019,861
	232,030,000	14.20%, 03/14/24	1,528,891
	902,670,000	15.10%, 04/27/17	5,787,115
	35,200,000	16.00%, 06/29/19	238,527
	1,278,060,000	16.39%, 01/27/22	9,119,631
			26,416,821
Peru: 3.0%
		Peruvian Government Bonds
PEN	9,010,000	5.20%, 09/12/23	3,047,528
	11,278,000	6.90%, 08/12/37	4,070,187
	12,190,000	6.95%, 08/12/31	4,455,532
	22,453,000	7.84%, 08/12/20	8,914,306
	12,135,000	8.20%, 08/12/26	5,096,202
	4,900,000	8.60%, 08/12/17	1,900,734
	370,000	9.91%, 05/05/15	131,009
			27,615,498
Philippines: 2.9%
		Philippine Government International Bonds
PHP	274,000,000	3.90%, 11/26/22	5,968,468
	405,500,000	4.95%, 01/15/21	9,402,178
	489,000,000	6.25%, 01/14/36	11,970,284
			27,340,930
Poland: 9.5%
		Polish Government Bonds
PLN	13,720,000	2.50%, 07/25/18	4,169,295
	8,850,000	2.89%, 01/25/16 ^	2,579,659
	550,000	3.25%, 07/25/25	174,593
	11,864,000	3.75%, 04/25/18	3,749,869
	1,730,000	4.00%, 10/25/23	578,153
	9,080,000	4.75%, 10/25/16	2,859,887
	18,466,000	4.75%, 04/25/17	5,885,287
	17,581,000	5.00%, 04/25/16	5,479,107
	12,401,000	5.25%, 10/25/17	4,052,884
	28,575,000	5.25%, 10/25/20	9,998,089
	30,244,000	5.50%, 04/25/15	9,156,325
	22,971,000	5.50%, 10/25/19	7,955,586
	26,911,000	5.75%, 10/25/21	9,810,022
	50,602,000	5.75%, 09/23/22	18,708,609
	12,457,000	6.25%, 10/24/15	3,867,571
			89,024,936

See Notes to Financial Statements

35

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Romania: 2.9%
		Romanian Government Bonds
RON	13,470,000	5.60%, 11/28/18	$4,264,939
	15,100,000	5.75%, 01/27/16	4,507,447
	19,200,000	5.80%, 10/26/15	5,674,353
	9,640,000	5.85%, 04/26/23 †	3,169,665
	26,280,000	5.90%, 07/26/17	8,178,977
	3,920,000	5.95%, 06/11/21	1,275,920
			27,071,301
Russia: 2.7%
		Russian Federal Bonds
RUB	22,840,000	6.80%, 12/11/19	470,306
	135,178,000	7.00%, 01/25/23	2,662,405
	177,181,000	7.00%, 08/16/23	3,499,984
	151,880,000	7.05%, 01/19/28	2,832,339
	6,313,000	7.35%, 01/20/16	143,433
	12,442,000	7.40%, 06/14/17	273,132
	141,246,000	7.50%, 03/15/18	3,064,546
	105,099,000	7.50%, 02/27/19	2,246,047
	127,700,000	7.60%, 04/14/21	2,668,139
	220,555,000	7.60%, 07/20/22	4,531,258
	5,000,000	7.85%, 03/10/18 Reg S	109,530
	133,730,000	8.15%, 02/03/27	2,758,346
	479,000	11.20%, 12/17/14	11,208
			25,270,673
South Africa: 4.5%
		South African Government Bonds
ZAR	62,784,000	6.25%, 03/31/36	4,438,017
	64,524,000	6.50%, 02/28/41	4,553,828
	24,944,804	6.75%, 03/31/21	2,181,341
	73,610,000	7.00%, 02/28/31	5,874,567
	58,407,000	7.25%, 01/15/20	5,285,355
	38,640,000	7.75%, 02/28/23	3,514,631
	22,899,000	8.00%, 12/21/18	2,144,863
	7,240,000	8.00%, 01/31/30	640,209
	49,350,000	8.75%, 02/28/48	4,515,523
	83,790,000	10.50%, 12/21/26	9,115,278
	266	13.50%, 09/15/15	26
	267	13.50%, 09/15/16	27
			42,263,665
Supranational: 3.3%
IDR	1,000,000,000	African Development Bank 7.00%, 03/06/17	82,110
MXN	11,960,000	Asian Development Bank 6.55%, 01/28/15	897,251
		European Investment Bank
	6,730,000	5.33%, 09/01/15 ^	488,519
HUF	549,600,000	6.50%, 01/05/15	2,257,645
ZAR	7,995,000	8.50%, 11/04/14	723,852
TRY	1,800,000	8.50%, 07/25/19	824,845
ZAR	2,890,000	9.00%, 12/21/18 Reg S	277,261
BRL	9,570,000	9.65%, 10/22/19 ^	2,374,726
MXN	168,510,000	Inter-American Development Bank 8.00%, 01/26/16	13,349,170
Principal
Amount			Value

Supranational: (continued)
BRL	1,300,000	International Bank for Reconstruction & Development 9.50%, 03/02/17	$523,190
MXN	117,060,000	International Finance Corp. 6.00%, 01/28/16	9,051,185
			30,849,754
Thailand: 5.9%
		Thailand Government Bonds
THB	68,518,000	2.80%, 10/10/17	2,124,588
	96,619,000	3.13%, 12/11/15	2,998,936
	167,032,000	3.25%, 06/16/17	5,246,082
	127,090,000	3.45%, 03/08/19	4,011,123
	54,670,000	3.58%, 12/17/27	1,709,074
	9,484,000	3.63%, 05/22/15	293,637
	145,749,000	3.63%, 06/16/23	4,658,540
	160,447,000	3.65%, 12/17/21	5,141,038
	118,430,000	3.85%, 12/12/25	3,826,173
	230,772,000	3.88%, 06/13/19	7,458,003
	102,644,000	4.13%, 11/18/16	3,268,242
	140,366,000	4.75%, 12/20/24	4,864,460
	49,415,000	4.88%, 06/22/29	1,740,057
	93,718,000	5.13%, 03/13/18	3,106,802
	30,186,000	5.40%, 07/27/16	975,869
	30,977,000	5.50%, 03/13/23	1,120,119
	23,507,000	5.63%, 01/12/19	801,509
	52,214,000	5.85%, 03/31/21	1,879,085
			55,223,337
Turkey: 8.6%
		Turkish Government Bonds
TRY	880,000	5.00%, 05/13/15	390,574
	14,000,000	6.30%, 02/14/18	5,980,993
	4,610,000	6.50%, 01/07/15	2,074,313
	21,010,000	7.10%, 03/08/23	8,682,405
	2,440,000	8.30%, 10/07/15	1,101,473
	2,640,000	8.30%, 06/20/18	1,192,055
	14,260,000	8.50%, 09/14/22	6,429,268
	13,693,000	8.80%, 11/14/18	6,300,063
	14,384,000	8.80%, 09/27/23	6,592,073
	11,560,000	9.00%, 01/27/16	5,258,024
	12,440,000	9.00%, 03/08/17	5,715,161
	15,288,000	9.50%, 01/12/22	7,268,032
	7,534,000	10.00%, 06/17/15	3,429,867
	4,240,000	10.40%, 03/27/19	2,065,381
	8,750,000	10.40%, 03/20/24	4,412,046
	16,425,000	10.50%, 01/15/20	8,108,188
	10,400,000	10.70%, 02/24/16	4,829,475
			79,829,391
Total Government Obligations (Cost: $881,229,666)			794,917,530

See Notes to Financial Statements

36

Number
of Shares			Value

MONEY MARKET FUND: 0.4% (Cost: $3,900,978)
	3,900,978	Dreyfus Government Cash Management Fund	$3,900,978
Total Investments Before Collateral for Securities Loaned: 97.1% (Cost: $1,030,860,029)			906,687,400

Principal
Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4%
Repurchase Agreements: 1.4%
USD	3,175,146	Repurchase agreement dated 10/31/14 with Citigroup Global Markets, Inc., 0.12% due 11/3/14, proceeds $3,175,157; (collateralized by various U.S. government and agency obligations, 0.25% to 5.50%, due 11/30/14 to 11/1/44, valued at $3,238,649 including accrued interest)	3,175,146
	668,415	Repurchase agreement dated 10/31/14 with Credit Agricole CIB, 0.10% due 11/3/14, proceeds $668,417; (collateralized by various U.S. government and agency obligations, 2.58% to 5.50%, due 4/1/26 to 10/20/62, valued at $681,783 including accrued interest)	668,415
	3,175,146	Repurchase agreement dated 10/31/14 with Daiwa Capital Markets America, 0.15% due 11/3/14, proceeds $3,175,159; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 9/24/15 to 3/1/48, valued at $3,238,650 including accrued interest)	3,175,146
	3,175,146	Repurchase agreement dated 10/31/14 with HSBC Securities USA, Inc., 0.09% due 11/3/14, proceeds $3,175,154; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 1/15/15 to 7/15/36, valued at $3,238,649 including accrued interest)	3,175,146
Principal
Amount			Value

Repurchase Agreements: (continued)
USD	3,175,146	Repurchase agreement dated 10/31/14 with Nomura Securities International, Inc., 0.11% due 11/3/14, proceeds $3,175,156; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/3/14 to 11/1/44, valued at $3,238,649 including accrued interest)	$3,175,146
Total Short-Term Investment Held As Collateral For Securities Loaned (Cost: $13,368,999)			13,368,999
Total Investments: 98.5% (Cost: $1,044,229,028)			920,056,399
Other assets less liabilities: 1.5%			14,284,117
NET ASSETS: 100.0%			$934,340,516

See Notes to Financial Statements

37

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $12,089,204.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding	% of
Collateral for Securities Loaned (unaudited)	Investments	Value
Consumer, Non-cyclical	0.8%	$7,376,873
Financial	2.9	26,289,884
Government	87.7	794,951,184
Industrial	1.5	13,310,433
Utilities	6.7	60,858,048
Money Market Fund	0.4	3,900,978
	100.0%	$906,687,400

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$107,868,892	$—	$107,868,892
Government Obligations*	—	794,917,530	—	794,917,530
Money Market Fund	3,900,978	—	—	3,900,978
Repurchase Agreements	—	13,368,999	—	13,368,999
Total	$3,900,978	$916,155,421	$—	$920,056,399

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

38

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 98.1%
Cayman Islands: 0.7%
$100,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	$107,750
Finland: 2.0%
150,000	Nokia OYJ 5.38%, 05/15/19	162,000
150,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	169,500
		331,500
France: 4.4%
60,000	Banque PSA Finance 5.75%, 04/04/21 144A	63,750
100,000	BPCE SA 12.50%, 09/30/19 (c) 144A	137,000
200,000	Credit Agricole SA 6.64%, 05/31/17 (c) Reg S	213,125
200,000	Lafarge SA 6.20%, 07/09/15 144A	207,125
100,000	Societe Generale 5.92%, 04/05/17 (c) Reg S	106,000
		727,000
Japan: 1.2%
200,000	SoftBank Corp. 4.50%, 04/15/20 144A	203,250
Liberia: 0.3%
50,000	Royal Caribbean Cruises 7.25%, 03/15/18	56,375
Luxembourg: 12.3%
	ArcelorMittal
100,000	5.75%, 08/05/20	106,500
450,000	6.00%, 03/01/21	484,312
300,000	6.13%, 06/01/18	321,750
250,000	7.25%, 03/01/41	259,375
50,000	10.35%, 06/01/19	61,938
	Telecom Italia Capital
50,000	6.00%, 09/30/34	49,500
250,000	6.38%, 11/15/33	253,750
250,000	7.00%, 06/04/18	280,937
100,000	7.20%, 07/18/36	107,750
100,000	7.72%, 06/04/38	113,500
		2,039,312
Netherlands: 1.6%
250,000	EDP Finance BV 6.00%, 02/02/18 Reg S	269,497
Norway: 2.9%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	255,571
85,000	2.38%, 05/25/16	85,170
125,000	5.50%, 06/26/17	133,774
		474,515
Spain: 0.3%
50,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c)	51,250
Principal Amount		Value

United Kingdom: 4.3%
$100,000	Hanson Ltd. 6.13%, 08/15/16	$107,750
125,000	HBOS Plc 6.75%, 05/21/18 144A	140,610
	Royal Bank of Scotland Group Plc
150,000	5.05%, 01/08/15	151,149
300,000	7.64%, 09/30/17 (c)	318,750
		718,259
United States: 68.1%
300,000	ADT Corp. 3.50%, 07/15/22	269,250
	Alcatel-Lucent USA, Inc.
100,000	6.45%, 03/15/29	96,750
75,000	6.50%, 01/15/28	72,563
	Alcoa, Inc.
225,000	5.40%, 01/15/21 (c)	246,682
75,000	5.55%, 02/01/17	80,588
150,000	5.90%, 02/01/27	159,941
75,000	5.95%, 02/01/37	78,059
150,000	6.15%, 08/15/20	169,294
75,000	6.75%, 07/15/18	85,117
78,000	Ally Financial, Inc. 8.00%, 11/01/31	99,548
100,000	Ameren Energy Generating Co. 7.95%, 06/01/32	98,500
250,000	Avon Products, Inc. 4.60%, 03/15/20 †	234,204
100,000	Bank of America Corp. 8.13%, 05/15/18 (c)	109,000
100,000	Best Buy Co., Inc. 5.50%, 12/15/20 (c)	103,250
	CenturyLink, Inc.
125,000	6.88%, 01/15/28	126,250
100,000	7.60%, 09/15/39	101,500
50,000	Clear Channel Communications, Inc. 7.25%, 10/15/27	41,750
	Cliffs Natural Resources, Inc.
200,000	4.88%, 01/01/21 (c) †	165,000
100,000	6.25%, 10/01/40 †	74,500
100,000	Commercial Metals Co. 6.50%, 07/15/17	108,000
	Dell, Inc.
150,000	4.63%, 04/01/21	144,375
100,000	5.88%, 06/15/19	106,375
100,000	6.50%, 04/15/38	95,500
75,000	Deutsche Bank Capital Funding Trust VII 5.63%, 01/19/16 (c) † 144A	76,875
75,000	DR Horton, Inc. 6.50%, 04/15/16	79,875
100,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	117,250
300,000	El Paso Corp. 7.75%, 01/15/32	376,500
375,000	Embarq Corp. 8.00%, 06/01/36	417,187

See Notes to Financial Statements

39

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
$100,000	Energen Corp. 4.63%, 06/01/21 (c)	$99,066
50,000	First Tennessee Capital II 6.30%, 12/05/14 (c)	48,750
	FirstEnergy Corp.
200,000	4.25%, 12/15/22 (c)	200,902
150,000	7.38%, 11/15/31	178,692
150,000	Frontier Communications Corp. 9.00%, 08/15/31	163,500
65,000	Gannett Co., Inc. 10.00%, 04/01/16	72,313
60,000	Genworth Financial, Inc. 6.15%, 11/15/16 (c)	51,450
200,000	H. J. Heinz Finance Co. 7.13%, 08/01/39 144A	222,000
100,000	Harsco Corp. 5.75%, 05/15/18	107,500
100,000	Hartford Financial Services Group, Inc. 8.13%, 06/15/18 (c)	116,375
100,000	HCA, Inc. 7.50%, 11/15/95	97,000
100,000	Hospira, Inc. 6.05%, 03/30/17	109,210
100,000	iStar Financial, Inc. 5.88%, 03/15/16	105,000
200,000	JC Penney Corp., Inc. 7.40%, 04/01/37 (p)	155,500
75,000	Knight Ridder, Inc. 5.75%, 09/01/17	82,125
200,000	Ltd Brands, Inc. 6.90%, 07/15/17	224,000
250,000	Masco Corp. 6.13%, 10/03/16	268,750
100,000	Meccanica Holdings USA, Inc. 6.25%, 07/15/19 144A	107,750
100,000	Mirant Americas 9.13%, 05/01/31 †	94,000
150,000	New Albertsons, Inc. 8.00%, 05/01/31	144,375
250,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	251,875
100,000	NuStar Logistics, L.P. 4.80%, 09/01/20	100,750
100,000	ONEOK, Inc. 4.25%, 11/02/21 (c)	98,921
150,000	PPL Energy Supply LLC 4.60%, 09/15/21 (c) †	141,618
56,942	PPL Ironwood LLC 8.86%, 11/30/25	65,199
175,000	PulteGroup, Inc. 7.63%, 10/15/17	198,625
50,000	QEP Resources, Inc. 6.80%, 03/01/20	53,000
Principal Amount		Value

United States: (continued)
$200,000	Regions Bank 6.45%, 06/26/37	$242,405
100,000	Reynolds Group Issuer, Inc. 9.00%, 12/05/14 (c)	105,000
50,000	Rite Aid Corp. 7.70%, 02/15/27	55,750
	Rockies Express Pipeline
150,000	6.85%, 07/15/18 144A	161,250
50,000	6.88%, 04/15/40 144A	55,875
	RR Donnelley & Sons Co.
18,000	6.13%, 01/15/17	19,350
92,000	7.63%, 06/15/20	103,040
60,000	Sabre Holdings Corp. 8.35%, 03/15/16	64,575
	SLM Corp.
100,000	5.63%, 08/01/33	84,500
150,000	6.00%, 01/25/17	158,625
200,000	6.25%, 01/25/16	208,500
150,000	8.00%, 03/25/20	172,500
350,000	8.45%, 06/15/18	400,750
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	103,500
300,000	6.90%, 12/15/17	327,750
	Sprint Capital Corp.
300,000	6.88%, 11/15/28	293,250
300,000	6.90%, 05/01/19	319,500
200,000	8.75%, 03/15/32	224,500
125,000	Sprint Nextel Corp. 6.00%, 12/01/16	132,578
60,000	Synovus Financial Corp. 5.13%, 06/15/17	61,800
60,000	Tenet Healthcare Corp. 6.88%, 11/15/31	59,100
70,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	79,143
50,000	Toys R Us, Inc. 7.38%, 10/15/18	30,625
60,000	United States Cellular Corp. 6.70%, 12/15/33	60,540
100,000	United States Steel Corp. 7.50%, 03/15/17 (c) †	110,250
100,000	Universal Health Services, Inc. 7.13%, 06/30/16	109,375
100,000	Vulcan Materials Co. 7.00%, 06/15/18	111,750
		11,347,710
Total Corporate Bonds (Cost: $15,264,234)		16,326,418

See Notes to Financial Statements

40

Number of Shares		Value

MONEY MARKET FUND: 0.5% (Cost: $83,968)
83,968	Dreyfus Government Cash Management Fund	$83,968
Total Investments Before Collateral for Securities Loaned: 98.6% (Cost: $15,348,202)		16,410,386
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.2% (Cost: $870,560)
870,560	Bank of New York Overnight Government Fund	870,560
Total Investments: 103.8% (Cost: $16,218,762)		17,280,946
Liabilities in excess of other assets: (3.8)%		(626,757)
NET ASSETS: 100.0%		$16,654,189

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $854,553.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,914,110, or 11.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	16.3%	$2,680,806
Communications	20.6	3,374,993
Consumer, Cyclical	7.7	1,255,843
Consumer, Non-cyclical	7.4	1,222,529
Energy	7.3	1,197,237
Financial	25.5	4,184,727
Industrial	6.2	1,015,625
Technology	2.1	346,250
Utilities	6.4	1,048,408
Money Market Fund	0.5	83,968
	100.0%	$16,410,386

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$16,326,418	$—	$16,326,418
Money Market Funds	954,528	—	—	954,528
Total	$954,528	$16,326,418	$—	$17,280,946

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

41

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal
Amount			Value

CORPORATE BONDS: 96.7%
Argentina: 0.5%
USD	89,250	Aeropuertos Argentinia 2000 SA 10.75%, 12/22/15 (c) Reg S	$95,319
	100,000	Arcor SAIC 7.25%, 12/05/14 (c) 144A	105,950
	200,000	Inversiones y Representaciones SA 11.50%, 07/20/20 Reg S	217,600
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	160,875
	25,000	7.88%, 05/07/21 144A	26,813
	325,000	YPF SA 8.88%, 12/19/18 † 144A	341,250
			947,807
Australia: 0.8%
	100,000	Barminco Finance Pty Ltd. 9.00%, 06/01/18 144A	86,500
		FMG Resources August 2006 Pty Ltd.
	815,000	6.88%, 04/01/17 (c) † 144A	844,544
	280,000	8.25%, 11/01/15 (c) † 144A	291,550
EUR	300,000	Origin Energy Finance Ltd. 7.88%, 06/16/18 (c) Reg S	419,565
			1,642,159
Austria: 1.1%
	800,000	Hypo Alpe-Adria-Bank International AG 4.38%, 01/24/17	840,696
USD	100,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	106,500
	400,000	OAS Investments GmbH 8.25%, 10/19/16 (c) Reg S	390,000
	400,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	432,000
EUR	150,000	Telekom Austria AG 5.63%, 02/01/18 (c) Reg S	201,803
	200,000	Wienerberger AG 6.50%, 02/09/21 (c)	253,587
			2,224,586
Barbados: 0.1%
USD	250,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	265,937
Belgium: 0.1%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	293,870
Bermuda: 1.0%
USD	200,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) † 144A	204,819
	195,000	China Oriental Group Company Ltd. 7.00%, 12/04/14 (c) Reg S	180,619
		Digicel Group Ltd.
	750,000	7.13%, 04/01/17 (c) 144A	755,625
	300,000	8.25%, 09/30/16 (c) 144A	315,000
	400,000	Digicel Ltd. 6.00%, 04/15/16 (c) 144A	405,000
Principal
Amount			Value

Bermuda: (continued)
USD	200,000	Inkia Energy Ltd. 8.38%, 04/04/16 (c) 144A	$218,200
			2,079,263
Brazil: 1.9%
	225,000	Banco BMG SA 9.95%, 11/05/19 Reg S	242,269
	300,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	291,750
	900,000	Banco do Brasil SA 5.88%, 01/19/23 144A	939,330
	300,000	Banco do Estado do Rio Grande do Sul SA 7.38%, 02/02/22 Reg S	315,621
	200,000	Banco Industrial e Comercial SA 8.50%, 04/27/20 Reg S	230,000
	500,000	Brasil Telecom Celular SA 5.75%, 02/10/22 † 144A	477,500
	675,000	Cent Elet Brasileiras SA 6.88%, 07/30/19 144A	740,812
		Telemar Norte Leste SA
EUR	200,000	5.13%, 12/15/17 Reg S	264,610
USD	400,000	5.50%, 10/23/20 144A	394,000
			3,895,892
British Virgin Islands: 1.3%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 † 144A	99,500
	200,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c)	208,250
	300,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	268,500
	400,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) Reg S	430,000
	200,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) Reg S	203,380
	200,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) Reg S	205,500
	650,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	708,500
	400,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	394,868
	200,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) † 144A	209,000
			2,727,498
Canada: 5.2%
		Air Canada
CAD	200,000	7.63%, 10/01/16 (c) 144A	187,370
USD	200,000	8.75%, 04/01/17 (c) 144A	220,500
	400,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	387,500
		Bombardier, Inc.
	400,000	5.75%, 03/15/22 † 144A	412,000
EUR	200,000	6.13%, 05/15/21 † Reg S	280,023
USD	570,000	6.13%, 01/15/23 † 144A	588,525
CAD	529,000	7.35%, 12/22/26 144A	492,660

See Notes to Financial Statements

42

Principal
Amount			Value

Canada: (continued)
USD	250,000	Brookfield Residential 6.50%, 12/15/15 (c) 144A	$267,500
		Cascades, Inc.
	100,000	5.50%, 07/15/17 (c) 144A	99,125
	182,000	7.88%, 01/15/15 (c)	191,100
CAD	400,000	Corus Entertainment, Inc. 4.25%, 02/11/20 Reg S	344,139
USD	200,000	Eldorado Gold Corp. 6.13%, 12/15/16 (c) 144A	199,000
		First Quantum Minerals Ltd.
	341,000	6.75%, 02/15/17 (c) 144A	331,622
	461,000	7.00%, 02/15/18 (c) 144A	454,661
	200,000	Gibson Energy, Inc. 6.75%, 07/15/16 (c) 144A	213,500
CAD	250,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	233,935
USD	200,000	Hudbay Minerals, Inc. 9.50%, 10/01/16 (c)	211,000
	200,000	Iamgold Corp. 6.75%, 10/01/16 (c) 144A	166,000
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) 144A	221,875
	650,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	646,750
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	196,500
	100,000	Northern Blizzard Resources, Inc. 7.25%, 02/01/17 (c) 144A	95,500
	250,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	262,187
		Pacific Rubiales Energy Corp.
	420,000	5.13%, 03/28/18 (c) † 144A	404,250
	500,000	5.38%, 01/26/17 (c) † 144A	502,500
	226,000	5.63%, 01/19/20 (c) † 144A	215,480
CAD	200,000	Paramount Resources Ltd. 8.25%, 12/04/14 (c)	183,600
USD	256,000	PetroBakken Energy Ltd. 8.63%, 02/01/16 (c) 144A	236,800
		Precision Drilling Corp.
	400,000	6.50%, 12/15/16 (c)	412,000
	100,000	6.63%, 11/15/15 (c)	103,500
		Quebecor Media, Inc.
	60,000	5.75%, 01/15/23	62,100
CAD	595,000	6.63%, 01/15/23 144A	544,891
USD	200,000	Seven Generations Energy Ltd. 8.25%, 05/15/16 (c) 144A	211,000
	200,000	Telesat Canada / Telesat, LLC 6.00%, 12/05/14 (c) 144A	206,200
	600,000	Tervita Corp. 9.75%, 11/01/15 (c) 144A	519,000
CAD	385,000	Videotron Ltee 7.13%, 01/15/15 (c)	359,833
			10,664,126
Cayman Islands: 6.1%
USD	530,000	Agile Property Holdings Ltd. 8.88%, 12/04/14 (c) Reg S	508,800
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	190,567
Principal
Amount			Value

Cayman Islands: (continued)
USD	200,000	BR Malls International Finance Ltd. 8.50%, 01/21/16 (c) Reg S	$207,500
GBP	100,000	Brakes Capital 7.13%, 12/15/15 (c) Reg S	157,185
USD	200,000	Central China Real Estate 8.00%, 01/28/17 (c) Reg S	196,606
	200,000	China Shanshui Cement Group Ltd. 8.50%, 12/05/14 (c) 144A	208,000
		Country Garden Holdings Co. Ltd.
	65,000	11.13%, 02/23/15 (c) Reg S	69,794
	800,000	11.13%, 02/23/15 (c) 144A	859,000
	600,000	Dar Al-Arkan Sukuk Co. Ltd. 5.75%, 05/24/18 Reg S	597,000
	300,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	343,125
	420,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 Reg S	424,200
	200,000	Fibria Overseas Finance Ltd. 5.25%, 05/12/24	204,440
	200,000	General Shopping Finance 10.00%, 11/09/15 (c) Reg S	194,087
	150,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) † 144A	133,688
	300,000	Greenland Hong Kong Holdings Ltd. 4.38%, 08/07/17 Reg S	299,100
	200,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) † Reg S	201,000
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	199,500
	200,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	230,410
	250,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) Reg S	265,625
		Kaisa Group Holdings Ltd.
	300,000	8.88%, 03/19/16 (c) Reg S	304,500
	200,000	8.88%, 03/19/16 (c) 144A	203,000
	600,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	600,000
	300,000	Longfor Properties 6.88%, 10/18/16 (c) † Reg S	308,250
	300,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	294,750
		Mizuho Capital Investment 1 Ltd.
	90,000	6.69%, 06/30/16 (c) Reg S	96,975
	50,000	6.69%, 06/30/16 (c) 144A	53,875
	200,000	Mongolian Mining Corp. 8.88%, 03/29/15 (c) † Reg S	125,000
	300,000	Sable International Finance Ltd. 8.75%, 02/01/16 (c) Reg S	328,500
	400,000	Shimao Property Holdings Ltd. 11.00%, 03/08/15 (c) † Reg S	430,000

See Notes to Financial Statements

43

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Cayman Islands: (continued)
USD	100,000	SMFG Preferred Capital USD 1 Ltd. 6.08%, 01/25/17 (c) 144A	$108,000
	300,000	SMFG Preferred Capital USD 3 Ltd. 9.50%, 07/25/18 (c) 144A	367,125
	500,000	SOHO China Ltd. 7.13%, 11/07/17 (c) † Reg S	498,999
	200,000	Sukuk Funding No. 3 Ltd. 4.35%, 12/03/18 Reg S	208,670
	200,000	Sunac China Holdings Ltd. 9.38%, 04/05/16 (c) Reg S	209,500
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	211,000
	400,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	432,000
	200,000	Texhong Textile Group Ltd. 6.50%, 01/18/17 (c) † Reg S	199,500
EUR	325,000	UPCB Finance II Ltd. 6.38%, 07/01/15 (c) Reg S	429,079
USD	500,000	UPCB Finance III Ltd. 6.63%, 07/01/15 (c) 144A	528,750
	50,000	UPCB Finance V Ltd. 7.25%, 11/15/16 (c) 144A	55,250
EUR	272,000	Viridian Group FundCo II Ltd. 11.13%, 04/01/15 (c) Reg S	366,348
USD	400,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) 144A	402,000
	200,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) Reg S	200,000
			12,450,698
China / Hong Kong: 0.2%
	200,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 † Reg S	223,744
	300,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 144A	275,979
			499,723
Colombia: 0.9%
	250,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	255,000
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	87,276
	50,000	7.50%, 07/30/22 144A	54,548
		Bancolombia SA
	400,000	5.13%, 09/11/22	410,000
	200,000	6.13%, 07/26/20	218,200
	800,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) Reg S	814,000
			1,839,024
Principal Amount			Value

Croatia: 0.4%
		Agrokor D.D.
USD	200,000	8.88%, 02/01/16 (c) Reg S	$219,000
	300,000	8.88%, 02/01/16 (c) 144A	328,500
	200,000	Hrvatska Elektroprivreda 6.00%, 11/09/17 Reg S	210,600
			758,100
Denmark: 0.3%
GBP	250,000	Danske Bank A/S 5.68%, 02/15/17 (c)	412,161
USD	220,000	Welltec A/S 8.00%, 02/01/15 (c) 144A	232,650
			644,811
Dominican Republic: 0.0%
	100,000	Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/15 (c) (s) Reg S	96,000
Finland: 0.7%
	534,000	Nokia OYJ 5.38%, 05/15/19	576,720
		Stora Enso OYJ
EUR	100,000	5.50%, 03/07/19 Reg S	140,212
USD	250,000	6.40%, 04/15/16 144A	266,875
	400,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	452,000
			1,435,807
France: 8.4%
EUR	200,000	Accor SA 4.13%, 06/30/20 (c) Reg S	245,782
	100,000	Banque PSA Finance SA 4.25%, 02/25/16 Reg S	130,389
	605,000	BPCE SA 4.63%, 07/30/15 (c)	765,585
	200,000	Casino Guichard Perrachon 4.87%, 01/31/19 (c) Reg S	258,724
USD	450,000	Cie Generale de Geophysique - Veritas 6.50%, 06/01/16 (c)	362,250
	250,000	CMA CGM 8.50%, 12/05/14 (c) † 144A	252,500
EUR	1,200,000	Credit Agricole SA 4.13%, 11/09/15 (c) † Reg S	1,522,349
	200,000	Crown European Holdings SA 4.00%, 04/15/22 (c) Reg S	256,895
	450,000	Europcar Groupe SA 11.50%, 05/15/17 † Reg S	635,690
	200,000	Faurecia 9.38%, 12/15/16 Reg S	289,671
	550,000	Groupama SA 7.88%, 10/27/19 (c)	766,722
	267,000	Italcementi Finance SA 6.63%, 03/19/20 (s) Reg S	380,585
	150,000	Labco SAS 8.50%, 12/03/14 (c) Reg S	197,097

See Notes to Financial Statements

44

Principal Amount			Value

France: (continued)
		Lafarge SA
EUR	300,000	4.75%, 09/30/20 Reg S	$438,481
USD	200,000	6.50%, 07/15/16	215,000
EUR	1,075,000	6.63%, 11/29/18 Reg S	1,575,421
	311,000	8.88%, 11/24/16 Reg S	449,951
	300,000	Loxam SAS 4.88%, 07/23/17 (c) 144A	370,232
	100,000	Médi-Partenaires SAS 7.00%, 05/15/16 (c) Reg S	131,555
USD	200,000	Natixis SA 10.00%, 04/30/18 (c) 144A	236,250
EUR	200,000	Nexans SA 4.25%, 03/19/18	259,162
		Numericable Group SA
	925,000	5.63%, 05/15/19 (c) 144A	1,203,842
USD	1,200,000	6.00%, 05/15/17 (c) 144A	1,228,500
EUR	1,000,000	Peugeot SA 7.38%, 03/06/18 Reg S	1,443,301
		Renault SA
	300,000	3.13%, 03/05/21 Reg S	400,145
	560,000	4.63%, 05/25/16 Reg S	738,962
USD	650,000	Rexel SA 6.13%, 12/15/15 (c) 144A	674,375
EUR	700,000	Societe Generale SA 9.38%, 09/04/19 (c) Reg S	1,066,907
	200,000	SPCM SA 5.50%, 06/15/16 (c) Reg S	268,121
	400,000	Veolia Environnement 4.45%, 04/16/18 (c) † Reg S	518,596
			17,283,040
Germany: 3.5%
	250,000	Bayerische Landesbank 5.75%, 10/23/17	350,677
	1,000,000	Commerzbank AG 7.75%, 03/16/21	1,535,430
	334,000	Deutsche Lufthansa AG 6.50%, 07/07/16 †	459,928
	150,000	Franz Haniel & Cie. GmbH 5.88%, 02/01/17	208,136
	200,000	Hapag-Lloyd AG 7.75%, 10/01/15 (c) Reg S	254,785
	150,000	KM Germany Holdings GmbH 8.75%, 12/15/15 (c) 144A	204,782
	300,000	Techem GmbH 6.13%, 10/01/15 (c) Reg S	404,324
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	130,853
	1,025,000	4.00%, 08/27/18	1,377,329
	42,000	4.38%, 02/28/17	55,858
	300,000	Trionista HoldCo GmbH 5.00%, 04/30/16 (c) Reg S	389,890
	400,000	Unitymedia Hessen / NRW 5.50%, 09/15/17 (c) Reg S	539,183
	834,000	Unitymedia KabelBW GmbH 9.50%, 03/15/16 (c) Reg S	1,176,840
			7,088,015
Principal Amount			Value

Hungary: 0.2%
EUR	300,000	OTP Bank Plc 5.27%, 09/19/16	$390,905
India: 0.2%
		ICICI Bank Ltd.
USD	110,000	6.38%, 04/30/17 (c) Reg S	114,268
	200,000	6.38%, 04/30/17 (c) 144A	207,760
			322,028
Indonesia: 0.1%
	200,000	Gajah Tunggal Tbk PT 7.75%, 02/06/16 (c) 144A	202,000
Ireland: 3.2%
	750,000	Aercap Ireland Capital Ltd. 4.50%, 05/15/21 144A	758,437
EUR	100,000	AG Spring Finance Ltd. 7.50%, 06/01/15 (c) Reg S	117,804
USD	600,000	Alfa Bank 7.75%, 04/28/21 Reg S	612,750
		Allied Irish Banks Plc
EUR	100,000	2.75%, 04/16/19 Reg S	129,404
	150,000	5.63%, 11/12/14 Reg S	188,142
	880,000	Ardagh Glass Finance Plc 8.75%, 02/01/15 (c) Reg S	1,152,167
		Bank of Ireland
	500,000	2.75%, 06/05/16	640,880
	200,000	4.25%, 06/11/19 (c) Reg S	247,448
USD	200,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	196,000
	200,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	196,500
	200,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	202,500
	300,000	Grifols Worldwide Operations Ltd. 5.25%, 04/01/17 (c) 144A	308,250
	510,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	464,737
	300,000	Nomos Bank Via Nomos Capital Plc 8.75%, 10/21/15 Reg S	299,625
	200,000	SCF Capital Ltd. 5.38%, 10/27/17 144A	191,000
	200,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	186,750
EUR	506,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	691,817
			6,584,211
Israel: 0.2%
USD	300,000	B Communications Ltd. 7.38%, 02/15/17 (c) 144A	321,030
Italy: 6.8%
EUR	100,000	Astaldi SpA 7.13%, 12/01/16 (c) Reg S	131,759
		Banca Monte dei Paschi di Siena SpA
	300,000	3.63%, 04/01/19 Reg S	376,020
GBP	200,000	5.75%, 09/30/16	310,115

See Notes to Financial Statements

45

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Italy: (continued)
		Banca Popolare di Milano
EUR	200,000	4.00%, 01/22/16 Reg S	$256,504
	200,000	7.13%, 03/01/21 Reg S	285,043
	200,000	Banca Popolare Di Vicenza 5.00%, 10/25/18 Reg S	265,430
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	520,510
	425,000	3.75%, 01/28/16 Reg S	546,851
	400,000	6.00%, 11/05/20 † Reg S	535,576
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	248,890
		Enel SpA
	200,000	6.50%, 01/10/19 (c) Reg S	277,183
USD	1,150,000	8.75%, 09/24/23 (c) 144A	1,348,375
EUR	317,000	Finmeccanica SpA 4.88%, 03/24/25	422,277
	200,000	GTECH SpA 8.25%, 03/31/16 (c) Reg S	262,796
		Intesa Sanpaolo SpA
	200,000	8.38%, 10/14/19 (c) Reg S	295,685
	350,000	8.47%, 06/20/18 (c)	496,070
		Telecom Italia SpA
	2,000,000	5.25%, 02/10/22 Reg S	2,805,675
	1,100,000	5.38%, 01/29/19 Reg S	1,530,153
GBP	300,000	6.38%, 06/24/19	520,280
		UniCredit SpA
EUR	300,000	6.70%, 06/05/18	425,357
	600,000	6.95%, 10/31/22 Reg S	884,824
	300,000	Unipol Gruppo Finanziario SpA 5.00%, 01/11/17 Reg S	398,132
	200,000	UnipolSai SpA 5.75%, 06/18/24 (c) Reg S	247,297
	500,000	Veneto Banca SCPA 4.00%, 01/20/17 Reg S	638,447
			14,029,249
Japan: 0.5%
USD	1,000,000	SoftBank Corp. 4.50%, 04/15/20 144A	1,016,250
Kazakhstan: 0.5%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	213,240
EUR	264,000	Kazkommertsbank JSC 6.88%, 02/13/17	332,420
USD	400,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	418,000
			963,660
Luxembourg: 15.6%
	200,000	Accudyne Industries LLC 7.75%, 12/15/15 (c) 144A	209,000
	200,000	Aguila 3 SA 7.88%, 12/05/14 (c) 144A	201,000
	200,000	Albea Beauty Holdings SA 8.38%, 11/01/15 (c) 144A	214,000
	220,000	Alrosa Finance SA 7.75%, 11/03/20 144A	230,175
	750,000	Altice Financing SA 9.88%, 12/15/16 (c) 144A	840,000
Principal Amount			Value

Luxembourg: (continued)
USD	1,400,000	Altice SA 7.75%, 05/15/17 (c) 144A	$1,473,500
		ArcelorMittal
	225,000	5.00%, 02/25/17	235,688
	240,000	6.13%, 06/01/18	257,400
	1,425,000	6.75%, 02/25/22 †	1,589,017
	725,000	7.25%, 03/01/41	752,187
	250,000	7.50%, 10/15/39	268,125
	800,000	10.35%, 06/01/19	991,000
	200,000	Ardagh Finance Holdings SA 8.63%, 06/15/16 (c) † 144A	205,502
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 04/01/17 (c) Reg S	154,065
USD	360,000	CHC Helikopter SA 9.25%, 10/15/15 (c)	387,000
EUR	225,000	Cirsa Funding Luxembourg SA 8.75%, 12/03/14 (c) Reg S	289,331
	100,000	Clariant Finance Luxembourg SA 5.63%, 01/24/17	138,254
USD	600,000	Convatec Healthcare E SA 10.50%, 12/15/14 (c) 144A	636,750
	200,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) 144A	193,000
		CSN Resources SA
	250,000	6.50%, 07/21/20 † Reg S	256,875
	450,000	6.50%, 07/21/20 † 144A	462,375
EUR	175,000	Dufry Finance SCA 4.50%, 07/15/17 (c) Reg S	229,179
		Evraz Group SA
USD	700,000	6.50%, 04/22/20 Reg S	629,279
	300,000	6.50%, 04/22/20 144A	269,691
		Fiat Finance & Trade SA
EUR	585,000	6.88%, 02/13/15	745,590
	1,570,000	7.00%, 03/23/17 Reg S	2,162,284
	450,000	Fiat Industrial Finance Europe SA
		6.25%, 03/09/18 Reg S	632,118
	200,000	Findus Bondco SA 9.13%, 07/01/15 (c) Reg S	265,615
		Finmeccanica Finance SA
	100,000	4.38%, 12/05/17	134,006
	311,000	5.25%, 01/21/22 †	428,652
GBP	300,000	8.00%, 12/16/19	553,859
USD	490,000	Fuerstenberg Capital International SAR.L.& Cie SECS 10.25%, 06/30/15 (c) †	506,807
EUR	100,000	Galapagos SA 5.38%, 06/15/17 (c) 144A	122,659
	100,000	Gategroup Finance Luxembourg SA 6.75%, 03/01/15 (c) Reg S	129,725
	100,000	Geo Debt Finance SCA 7.50%, 02/01/15 (c) Reg S	99,606
USD	250,000	Gestamp Funding Luxembourg SA 5.63%, 05/31/16 (c) 144A	251,250
EUR	1,554,000	HeidelbergCement Finance BV 8.00%, 01/31/17 Reg S	2,222,996

See Notes to Financial Statements

46

Principal Amount			Value

Luxembourg: (continued)
USD	300,000	Home Credit & Finance Bank 9.38%, 04/24/18 (c) Reg S	$258,000
EUR	400,000	Ineos Group Holdings SA 5.75%, 02/15/16 (c) 144A	501,371
USD	95,000	International Automotive Components Group SA 9.13%, 06/01/15 (c) 144A	99,513
EUR	150,000	Intralot Capital Luxembourg SA 6.00%, 05/15/17 (c) Reg S	173,812
	250,000	KION Finance SA 6.75%, 02/15/16 (c) Reg S	337,343
	150,000	Lecta SA 8.88%, 05/15/15 (c) Reg S	199,211
	100,000	Matterhorn Financing & CY SCA 9.00%, 12/03/14 (c) Reg S	127,169
USD	135,000	MHP SA 10.25%, 04/29/15 Reg S	135,000
	600,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	645,000
		Minerva Luxembourg SA
	300,000	7.75%, 01/31/18 (c) 144A	314,250
	200,000	12.25%, 02/10/17 (c) Reg S	232,000
	530,000	MOL Group Finance SA 6.25%, 09/26/19 † Reg S	579,687
	400,000	OAO TMK 6.75%, 04/03/20 Reg S	364,500
	200,000	Offshore Drilling Holding SA 8.63%, 09/20/17 (c) † 144A	211,040
	300,000	OJSC Promsvyazbank 8.50%, 04/25/17 † Reg S	303,750
EUR	525,000	Olivetti Finance 7.75%, 01/24/33	854,710
		Ontex IV SA
	100,000	7.50%, 12/03/14 (c) Reg S	130,145
	150,000	9.00%, 04/15/15 (c) Reg S	200,151
	300,000	Play Finance 2 SA 5.25%, 02/01/16 (c) Reg S	388,725
USD	300,000	Puma International Financing SA 6.75%, 02/01/17 (c) Reg S	309,750
	200,000	Russian Agricultural Bank OJSC 6.00%, 06/03/16 (c) 144A	185,500
	200,000	Russian Standard Bank 9.25%, 07/11/15 (p) † Reg S	193,750
	650,000	Severstal OAO 6.70%, 10/25/17 144A	675,025
EUR	292,000	Sunrise Communications Holdings SA 8.50%, 12/31/14 (c) Reg S	384,139
	100,000	Takko Luxembourg 2 SCA 9.88%, 04/15/16 (c) Reg S	89,896
USD	400,000	Telecom Italia Capital 6.38%, 11/15/33	406,000
EUR	400,000	Telenet Finance Luxembourg SCA 6.38%, 11/15/15 (c) Reg S	532,483
USD	100,000	Tonon Luxembourg SA 10.50%, 05/14/17 (c) 144A	93,750
	200,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	204,500

Principal Amount			Value

Luxembourg: (continued)
EUR	480,000	UniCredit International Bank Luxembourg SA 8.13%, 12/10/19 (c) Reg S	$702,125
USD	300,000	Virgolino de Oliveira Finance Ltd. 11.75%, 02/09/17 (c) Reg S	77,400
	300,000	VTB Bank SA 6.95%, 10/17/22 144A	287,100
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 07/15/16 (c) Reg S	123,881
	300,000	4.00%, 07/15/16 (c) 144A	371,642
USD	400,000	6.50%, 04/30/16 (c) 144A	417,500
	1,500,000	7.38%, 04/23/17 (c) 144A	1,470,000
			31,947,378
Marshall Islands: 0.2%
	390,000	Drill Rigs Holdings, Inc. 6.50%, 10/01/15 (c) 144A	368,550
	100,000	Teekay Corp. 8.50%, 01/15/20	111,500
			480,050
Mexico: 1.3%
	125,000	Axtel SAB de CV 8.00%, 01/31/16 (c) (s) 144A	126,250
	300,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	342,930
	228,000	Cemex SAB de CV 9.50%, 06/15/16 (c) 144A	255,816
	465,000	Empresas ICA SAB de CV 8.90%, 02/04/16 (c) Reg S	494,062
	350,000	Grupo Elektra SAB de CV 7.25%, 08/06/15 (c) Reg S	367,937
	200,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) † Reg S	206,174
	100,000	Grupo Papelero Scribe SAB de CV 8.88%, 04/07/15 (c) 144A	98,500
	200,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) Reg S	218,500
	250,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	261,175
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	210,500
			2,581,844
Netherlands: 9.7%
EUR	282,000	ABN Amro Bank NV 4.31%, 03/10/16 (c)	359,501
USD	200,000	Access Finance BV 7.25%, 07/25/17 144A	200,834
	200,000	Carlson Wagonlit BV 6.88%, 06/15/15 (c) 144A	208,000
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	192,800
EUR	150,000	Constellium NV 4.63%, 05/15/17 (c) Reg S	187,136
	200,000	Deutsche Annington Finance BV 4.63%, 04/08/19 (c) Reg S	256,970
USD	200,000	DTEK Finance BV 9.50%, 04/28/15 † Reg S	176,500

See Notes to Financial Statements

47

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Netherlands: (continued)
		EDP Finance BV
EUR	900,000	4.13%, 06/29/20	$1,240,935
	873,000	4.75%, 09/26/16 Reg S	1,163,784
	300,000	5.75%, 09/21/17 Reg S	420,975
USD	200,000	FBN Finance Co. BV 8.00%, 07/23/19 (c) † 144A	195,500
		Fresenius Finance BV
EUR	411,000	2.88%, 07/15/20 144A	543,908
	350,000	4.00%, 02/01/24 144A	483,165
	200,000	GRP Isolux Corsan Finance BV 6.63%, 04/15/17 (c) Reg S	241,497
USD	200,000	GTB Finance BV 6.00%, 11/08/18 144A	198,500
	300,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) † 144A	243,750
	425,000	ING Groep NV 5.78%, 12/08/15 (c)	435,625
	410,000	InterGen NV 7.00%, 06/30/18 (c) 144A	394,625
GBP	449,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	744,803
USD	200,000	Listrindo Capital BV 6.95%, 02/21/16 (c) 144A	214,000
		Majapahit Holding BV
	80,000	7.25%, 06/28/17 Reg S	89,200
	1,145,000	7.75%, 01/20/20 144A	1,338,219
		Marfrig Holdings Europe BV
	600,000	8.38%, 05/09/18 Reg S	634,500
	200,000	11.25%, 09/20/17 (c) 144A	226,200
	250,000	Metinvest BV 10.25%, 05/20/15 Reg S	202,550
	400,000	Myriad International Holdings BV 6.00%, 07/18/20 144A	436,000
	500,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	530,000
EUR	200,000	OI European Group BV 6.75%, 09/15/20 Reg S	294,557
		Portugal Telecom International Finance BV
	700,000	4.63%, 05/08/20 Reg S	892,378
	200,000	5.88%, 04/17/18 Reg S	270,940
	292,000	Refresco Group BV
		7.38%, 12/03/14 (c) Reg S	384,999
		Schaeffler Finance BV
	850,000	3.50%, 05/15/17 (c) 144A	1,064,752
	592,000	6.88%, 12/03/14 (c) Reg S	780,657
USD	200,000	6.88%, 12/05/14 (c) 144A	210,500
	250,000	Sensata Technologies BV 4.88%, 10/15/23 144A	248,125
EUR	400,000	SNS Bank NV 11.25%, 11/27/19 (c) (d) * Reg S	25,058
	600,000	Telefonica Europe BV 6.50%, 09/18/18 (c) † Reg S	830,203
	20,000	ThyssenKrupp Finance Nederland BV 8.50%, 02/25/16	27,469
Principal Amount			Value

Netherlands: (continued)
EUR	450,000	UPC Holding BV 6.38%, 09/15/17 (c) Reg S	$611,323
		VimpelCom Holdings BV
USD	50,000	6.25%, 03/01/17 Reg S	50,690
	1,600,000	6.25%, 03/01/17 144A	1,622,080
	400,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	421,000
		Ziggo Bond Company BV
EUR	250,000	8.00%, 11/13/14 (c) Reg S	326,929
	250,000	8.00%, 12/03/14 (c) 144A	340,397
			19,961,534
Norway: 0.8%
		Eksportfinans ASA
USD	75,000	2.00%, 09/15/15	75,168
	156,000	2.38%, 05/25/16	156,312
	6,000	3.00%, 11/17/14	6,006
	785,000	5.50%, 06/26/17	840,099
EUR	200,000	Lock AS 7.00%, 08/15/17 (c) Reg S	257,784
	250,000	Norske Skogindustrier ASA 11.75%, 06/15/16 Reg S	232,256
			1,567,625
Peru: 0.4%
USD	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) † 144A	213,000
	97,000	Corp. Azucarera del Peru SA 6.38%, 08/02/17 (c) 144A	93,217
	200,000	Corp. Lindley SA 4.63%, 04/12/23 144A	196,000
	215,000	Maestro Peru SA 6.75%, 09/26/16 (c) † 144A	234,350
			736,567
Philippines: 0.1%
	200,000	BDO Unibank, Inc. 4.50%, 02/16/17 † Reg S	209,900
Portugal: 0.4%
EUR	600,000	Banco Espirito Santo SA 5.88%, 11/09/15 † Reg S	732,571
	150,000	Caixa Geral de Depósitos SA 8.00%, 09/28/15 Reg S	200,621
			933,192
Russia: 0.1%
USD	200,000	Ukrlandfarming Plc 10.88%, 03/26/18 144A	129,000
Singapore: 0.6%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	356,256
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 12/04/14 (c) (d) * Reg S	17,265
	250,000	Berau Capital Resources Pte Ltd. 12.50%, 11/10/14 (c) 144A	193,750
	200,000	Bumi Investment Pte Ltd. 10.75%, 12/16/14 (c) (d) Reg S	77,500

See Notes to Financial Statements

48

Principal Amount			Value

Singapore: (continued)
USD	425,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	$426,062
	200,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) † Reg S	206,096
			1,276,929
South Africa: 0.1%
EUR	300,000	Edcon Pty Ltd. 9.50%, 12/03/14 (c) † Reg S	312,912
South Korea: 0.3%
		Woori Bank Co. Ltd.
USD	200,000	4.75%, 04/30/24 144A	207,766
	330,000	6.21%, 05/02/17 (c) 144A	357,644
			565,410
Spain: 2.0%
	400,000	Abengoa Finance SAU 8.88%, 11/01/17 † Reg S	438,500
		Abengoa SA
EUR	100,000	8.50%, 03/31/16	133,710
	250,000	9.63%, 02/25/15 Reg S	319,490
	200,000	Banco de Sabadell SA 2.50%, 12/05/16	258,388
	700,000	Bankia SA 3.50%, 01/17/19 Reg S	949,359
	200,000	Bankinter SA 1.75%, 06/10/19 Reg S	257,985
USD	295,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c)	302,375
EUR	300,000	BPE Financiaciones SA 4.00%, 07/17/15 Reg S	383,986
	200,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	271,944
		Mapfre SA
	200,000	5.13%, 11/16/15	262,726
	150,000	5.92%, 07/24/17 (c)	200,502
	300,000	Obrascon Huarte Lain SA 8.75%, 03/15/15 (c) Reg S	401,786
			4,180,751
Sri Lanka: 0.3%
USD	400,000	Bank of Ceylon 5.33%, 04/16/18 † Reg S	410,000
	200,000	National Savings Bank 8.88%, 09/18/18 144A	227,760
			637,760
Sweden: 1.1%
		Eileme 2 AB
	100,000	11.63%, 01/31/16 (c) Reg S	115,000
	250,000	11.63%, 01/31/16 (c) 144A	287,500
EUR	25,000	11.75%, 01/31/16 (c) Reg S	36,217
		Perstorp Holding AB
USD	200,000	8.75%, 05/15/15 (c) 144A	204,000
EUR	250,000	9.00%, 05/15/15 (c) 144A	322,634
	300,000	Stena AB 6.13%, 02/01/17 Reg S	397,678
	200,000	TVN Finance Corporation III AB 7.38%, 12/15/16 (c) Reg S	275,638
Principal Amount			Value

Sweden: (continued)
EUR	150,000	Unilabs Subholding AB 8.50%, 07/15/15 (c) Reg S	$189,157
	300,000	Verisure Holding AB 8.75%, 12/03/14 (c) Reg S	401,617
			2,229,441
Turkey: 0.9%
USD	200,000	Arcelik AS 5.00%, 04/03/23 144A	190,000
	400,000	Finansbank AS 5.15%, 11/01/17 † Reg S	413,000
	200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	199,300
	325,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 † 144A	325,406
	200,000	Turkiye Vakiflar Bankasi T.A.O. 6.00%, 11/01/22 144A	196,508
	500,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 144A	478,108
			1,802,322
United Kingdom: 12.3%
	200,000	Afren Plc 6.63%, 12/09/16 (c) 144A	189,540
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 10/15/15 (c) 144A	104,500
	500,000	10.75%, 10/15/16 (c) 144A	495,000
		AngloGold Ashanti Holdings Plc
	275,000	5.13%, 08/01/22 †	260,985
	550,000	8.50%, 07/30/16 (c) †	593,312
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 03/31/16 (c) Reg S	175,783
	100,000	Bakkavor Finance 2 Plc 8.25%, 02/15/15 (c) Reg S	163,185
		Barclays Bank Plc
EUR	300,000	4.88%, 12/15/14 (c) Reg S	368,353
GBP	700,000	14.00%, 06/15/19 (c)	1,461,462
	200,000	Boparan Finance Plc 5.50%, 07/15/17 (c) Reg S	291,173
USD	300,000	CEVA Group Plc 7.00%, 03/01/17 (c) 144A	293,250
GBP	200,000	Co-Operative Bank Plc 5.13%, 09/20/17	313,358
	349,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	582,775
	250,000	Crown Newco 3 Plc 8.88%, 02/15/15 (c) Reg S	419,960
	100,000	Elli Finance UK Plc 8.75%, 06/15/15 (c) Reg S	163,988
USD	200,000	EnQuest Plc 7.00%, 04/15/17 (c) 144A	180,000
GBP	295,000	Enterprise Inns 6.50%, 12/06/18	506,172
USD	100,000	Ferrexpo Finance Plc 7.88%, 04/07/16 144A	95,520
GBP	315,000	Gala Group Finance Plc 8.88%, 12/03/14 (c) Reg S	528,142

See Notes to Financial Statements

49

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

United Kingdom: (continued)
GBP	610,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	$1,021,044
	200,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	342,756
USD	600,000	Ineos Finance Plc 8.38%, 02/15/15 (c) 144A	645,750
	300,000	Inmarsat Finance Plc 4.88%, 05/15/17 (c) 144A	300,750
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	187,935
GBP	200,000	Investec Bank Plc 9.63%, 02/17/22 Reg S	374,051
		Jaguar Land Rover Plc
	200,000	5.00%, 02/15/22 144A	333,569
	200,000	8.25%, 03/15/16 (c) Reg S	352,767
USD	300,000	KCA Deutag Finance Plc 7.25%, 05/15/17 (c) 144A	268,500
EUR	225,000	Kerling Plc 10.63%, 12/03/14 (c) Reg S	289,655
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	158,385
		Lloyds TSB Bank Plc
	139,000	10.75%, 12/16/16 (c) Reg S	257,550
USD	350,000	12.00%, 12/16/24 (c) 144A	510,125
GBP	100,000	Lowell Group Financing Plc 5.88%, 04/01/16 (c) Reg S	151,986
		Lynx I Corp.
	141,000	6.00%, 04/15/17 (c) 144A	236,880
	1,000,000	6.00%, 04/15/17 (c) Reg S	1,680,001
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	342,368
	100,000	Matalan Finance Plc 6.88%, 05/30/16 (c) 144A	153,825
	670,000	National Westminster Bank Plc 7.88%, 09/09/15	1,127,060
EUR	150,000	NBG Finance Plc 4.38%, 04/30/19 Reg S	168,437
GBP	200,000	New Look Bondco I Plc 8.75%, 05/14/15 (c) Reg S	334,768
	100,000	Odeon & UCI Finco Plc 9.00%, 11/13/14 (c) Reg S	144,786
EUR	300,000	Old Mutual Plc 5.00%, 11/04/15 (c)	378,174
USD	200,000	Oschadbank 8.88%, 03/20/18 Reg S	160,540
EUR	500,000	OTE Plc 4.63%, 05/20/16	643,772
USD	200,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	191,250
EUR	200,000	PPC Finance Plc 5.50%, 05/01/16 (c) Reg S	234,292
	167,000	ProSecure Funding LP 4.67%, 06/30/16	219,068
GBP	120,000	R&R Ice Cream Plc 5.50%, 05/15/16 (c) Reg S	187,182
EUR	282,000	Rexam Plc 6.75%, 06/29/17 (c) Reg S	373,192
Principal
Amount			Value

United Kingdom: (continued)
		Royal Bank of Scotland Group Plc
EUR	506,000	4.63%, 09/22/16 (c)	$647,322
USD	300,000	5.05%, 01/08/15	302,299
	900,000	6.13%, 12/15/22	975,832
EUR	650,000	6.93%, 04/09/18	931,629
GBP	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	135,587
	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	173,584
EUR	350,000	Thomas Cook Group Plc 6.75%, 06/22/15	447,784
GBP	100,000	Towergate Finance Plc 10.50%, 02/15/15 (c) Reg S	105,590
USD	350,000	Tullow Oil Plc 6.00%, 11/01/16 (c) 144A	329,000
GBP	200,000	Twinkle Pizza Plc 6.63%, 08/01/17 (c) Reg S	319,570
USD	250,000	Ukreximbank 8.38%, 04/27/15 Reg S	225,050
	1,050,000	Vedanta Resources Plc 6.00%, 01/31/19 † 144A	1,076,250
	50,000	Virgin Media Finance Plc 4.88%, 02/15/22	47,500
GBP	100,000	Voyage Care Bondco Plc 6.50%, 02/01/15 (c) Reg S	163,385
	250,000	William Hill Plc 4.25%, 06/05/20 Reg S	391,963
			25,229,221
United States: 3.9%
USD	1,090,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	1,054,575
	200,000	Ashtead Capital, Inc. 6.50%, 07/15/17 (c) 144A	217,000
	235,000	Calfrac Holdings LP 7.50%, 12/01/15 (c) 144A	240,875
	60,547	CEDC Finance Corporation International, Inc. 10.00%, 12/05/14 (c)	48,740
		Cemex Finance LLC
	1,200,000	6.00%, 04/01/19 (c) 144A	1,226,640
	800,000	9.38%, 10/12/17 (c) 144A	926,000
	400,000	Deutsche Bank Capital Funding Trust 5.63%, 01/19/16 (c) † Reg S	410,000
	1,125,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	1,213,594
	1,285,000	JBS USA LLC / JBS USA Finance, Inc. 7.25%, 06/01/15 (c) 144A	1,374,950
	805,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	844,244
	400,000	UBS Preferred Funding Trust 6.24%, 05/15/16 (c)	416,720
			7,973,338

See Notes to Financial Statements

50

Principal
Amount			Value

Venezuela: 2.4%
USD	370,000	C.A. La Electricidad De Caracas 8.50%, 04/10/18 Reg S	$231,250
		Petroleos de Venezuela SA
	2,530,000	5.38%, 04/12/27 Reg S	1,214,400
	345,000	5.50%, 04/12/37 Reg S	162,150
	400,000	6.00%, 05/16/24 144A	207,760
	2,125,000	8.50%, 11/02/17 Reg S	1,614,787
	390,000	8.50%, 11/02/17 144A	296,361
	90,000	9.00%, 11/17/21 Reg S	57,488
	825,000	9.00%, 11/17/21 † 144A	526,969
	700,000	9.75%, 05/17/35 144A	429,100
	180,000	12.75%, 02/17/22 † 144A	143,325
			4,883,590
Total Corporate Bonds (Cost: $203,460,363)			198,304,453
GOVERNMENT OBLIGATIONS: 0.7%
Azerbaijan: 0.2%
	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	399,240
Costa Rica: 0.2%
	300,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	318,750
India: 0.1%
	200,000	State Bank of India 6.44%, 05/15/17 (c) Reg S	199,582
Turkey: 0.2%
	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	426,820
Total Government Obligations (Cost: $1,347,884)			1,344,392

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $1,775,567)
	1,775,567	Dreyfus Government Cash Management Fund	1,775,567
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $206,583,814)			201,424,412

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 10.1%
Repurchase Agreements: 10.1%
USD	4,908,943	Repurchase agreement dated 10/31/14 with Citigroup Global Markets, Inc., 0.12% due 11/3/14, proceeds $4,908,959; (collateralized by various U.S. government and agency obligations, 0.25% to 5.50%, due 11/30/14 to 11/1/44, valued at $5,007,122 including accrued interest)	4,908,943
Principal Amount			Value

Repurchase Agreements: (continued)
USD	1,031,851	Repurchase agreement dated 10/31/14 with Credit Agricole CIB, 0.10% due 11/3/14, proceeds $1,031,854; (collateralized by various U.S. government and agency obligations, 2.58% to 5.50%, due 4/1/26 to 10/20/62, valued at $1,052,488 including accrued interest)	$1,031,851
	4,908,943	Repurchase agreement dated 10/31/14 with Daiwa Capital Markets America, 0.15% due 11/3/14, proceeds $4,908,963; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 9/24/15 to 3/1/48, valued at $5,007,123 including accrued interest)	4,908,943
	4,908,943	Repurchase agreement dated 10/31/14 with HSBC Securities USA, Inc., 0.09% due 11/3/14, proceeds $4,908,955; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 1/15/15 to 7/15/36, valued at $5,007,122 including accrued interest)	4,908,943
	4,908,943	Repurchase agreement dated 10/31/14 with Mizuho Securities USA, Inc., 0.14% due 11/3/14, proceeds $4,908,962; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 1/30/15 to 11/1/44, valued at $5,007,122 including accrued interest)	4,908,943
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $20,667,623)			20,667,623
Total Investments: 108.4% (Cost: $227,251,437)			222,092,035
Liabilities in excess of other assets: (8.4)%			(17,134,873)
NET ASSETS: 100.0%			$204,957,162

See Notes to Financial Statements

51

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,614,511.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $70,591,546, or 34.4% of net assets.

Summary of Investments by Sector Excluding	% of
Collateral for Securities Loaned (unaudited)	Investments	Value
Basic Materials	10.6%	$21,335,846
Communications	18.7	37,802,181
Consumer, Cyclical	10.0	20,142,365
Consumer, Non-cyclical	6.7	13,507,249
Diversified	1.0	2,005,506
Energy	7.2	14,478,654
Financial	27.5	55,476,864
Government	0.7	1,344,392
Industrial	11.0	22,132,489
Technology	0.6	1,204,187
Utilities	5.1	10,219,112
Money Market Fund	0.9	1,775,567
	100.0%	$201,424,412

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$198,304,453	$—	$198,304,453
Government Obligations*	—	1,344,392	—	1,344,392
Money Market Fund	1,775,567	—	—	1,775,567
Repurchase Agreements	—	20,667,623	—	20,667,623
Total	$1,775,567	$220,316,468	$—	$222,092,035

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

52

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 99.4%
Australia: 7.6%
	Australia & New Zealand Banking Group Ltd.
$475,000	0.44%, 05/07/15 Reg S	$475,497
675,000	0.44%, 05/07/15 144A	675,706
130,000	BHP Billiton Finance USA Ltd. 0.48%, 09/30/16	130,238
	Commonwealth Bank of Australia
325,000	0.51%, 01/29/15 144A	325,275
1,700,000	0.73%, 09/20/16 144A	1,710,989
600,000	Macquarie Bank Ltd. 1.03%, 03/24/17 144A	603,754
	National Australia Bank Ltd.
400,000	0.53%, 01/22/15 Reg S	400,310
250,000	0.53%, 01/22/15 144A	250,210
675,000	0.78%, 07/25/16	679,267
	Westpac Banking Corp.
50,000	0.56%, 05/19/17	50,019
500,000	0.66%, 11/25/16	502,403
900,000	0.97%, 07/30/18	911,516
100,000	0.99%, 09/25/15	100,672
200,000	1.03%, 07/17/15 144A	201,086
		7,016,942
British Virgin Islands: 2.2%
600,000	CNPC General Capital Ltd. 1.13%, 05/14/17 144A	601,417
	Sinopec Group Overseas Development 2014 Ltd.
800,000	1.01%, 04/10/17 144A	801,629
600,000	1.15%, 04/10/19 144A	601,163
		2,004,209
Canada: 8.7%
	Bank of Montreal
70,000	0.70%, 09/11/15	70,282
750,000	0.75%, 07/15/16	754,550
	Bank of Nova Scotia
100,000	0.63%, 03/15/16	100,351
885,000	0.67%, 09/11/15	888,022
575,000	0.75%, 07/15/16	578,294
150,000	1.27%, 01/12/15	150,297
450,000	Canadian Imperial Bank of Commerce 0.75%, 07/18/16	452,744
150,000	Enbridge, Inc. 0.68%, 06/02/17	150,134
	Royal Bank of Canada
150,000	0.44%, 04/29/15	150,176
735,000	0.60%, 03/08/16	737,414
950,000	0.69%, 09/09/16	954,999
	Toronto-Dominion Bank
150,000	0.48%, 05/02/17	150,019
1,071,000	0.69%, 09/09/16	1,076,833
1,490,000	0.78%, 04/30/18	1,499,672
310,000	TransCanada PipeLines Ltd. 0.91%, 06/30/16	311,982
		8,025,769
Principal Amount		Value

France: 3.7%
	Banque Federative du Credit Mutuel SA
$250,000	1.08%, 01/20/17 144A	$252,112
600,000	1.08%, 10/28/16 144A	605,499
	BPCE SA
500,000	0.86%, 06/17/17	500,710
375,000	1.48%, 04/25/16	380,309
	Credit Agricole SA
300,000	0.78%, 06/12/17 144A	300,542
500,000	1.03%, 04/15/19 144A	503,430
300,000	Electricite de France SA 0.69%, 01/20/17 144A	301,211
550,000	Total Capital International SA 0.80%, 08/10/18	555,843
		3,399,656
Germany: 0.6%
530,000	Deutsche Bank AG 0.84%, 02/13/17	532,329
Japan: 2.1%
	Sumitomo Mitsui Banking Corp.
650,000	0.55%, 07/11/17	649,046
175,000	0.66%, 01/10/17	175,249
250,000	Sumitomo Mitsui Trust Bank Ltd. 1.01%, 09/16/16 144A	251,602
900,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 0.68%, 02/26/16 144A	901,960
		1,977,857
Mexico: 0.2%
150,000	America Movil SAB de CV 1.23%, 09/12/16	151,532
Netherlands: 7.5%
500,000	ABN AMRO Bank NV 1.03%, 10/28/16 Reg S	504,322
600,000	Bank Nederlandse Gemeenten 0.40%, 07/18/16 Reg S	601,520
750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.71%, 03/18/16	753,654
	ING Bank NV
200,000	1.18%, 03/07/16 144A	201,701
275,000	1.87%, 09/25/15 144A	278,675
	Nederlandse Waterschapsbank NV
950,000	0.43%, 10/18/16 144A	953,253
200,000	0.51%, 05/23/15 144A	200,316
	Petrobras Global Finance BV
500,000	1.85%, 05/20/16	501,250
750,000	2.37%, 01/15/19	750,262
850,000	2.59%, 03/17/17	855,100
300,000	3.11%, 03/17/20	303,450
632,000	Shell International Finance BV 0.44%, 11/15/16	633,725
	Volkswagen International Finance NV
200,000	0.67%, 11/18/16 † 144A	200,993
250,000	0.83%, 11/20/14 Reg S	250,077
		6,988,298
Norway: 1.1%
1,071,000	Statoil ASA 0.52%, 05/15/18	1,070,828

See Notes to Financial Statements

53

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

South Korea: 1.1%
	Export-Import Bank of Korea
$50,000	0.98%, 01/14/17	$50,289
50,000	1.08%, 09/17/16	50,350
50,000	Hyundai Capital Services, Inc. 1.03%, 03/18/17 144A	50,099
	Kookmin Bank
200,000	1.11%, 01/27/17 144A	201,551
50,000	1.48%, 10/11/16 144A	50,648
250,000	Korea Development Bank 0.86%, 01/22/17	250,720
400,000	Shinhan Bank 0.88%, 04/08/17 144A	401,295
		1,054,952
Sweden: 1.0%
300,000	Nordea Bank AB 0.69%, 05/13/16 144A	301,346
625,000	Svenska Handelsbanken AB 0.68%, 03/21/16	627,829
		929,175
Switzerland: 1.5%
1,350,000	Credit Suisse 0.72%, 05/26/17	1,353,937
United Kingdom: 2.0%
800,000	BP Capital Markets Plc 0.87%, 09/26/18	805,700
400,000	HSBC Bank Plc 0.87%, 05/15/18 144A	403,701
350,000	Rio Tinto Finance USA Plc 1.07%, 06/17/16	352,915
325,000	Vodafone Group Plc 0.62%, 02/19/16	325,760
		1,888,076
United States: 60.1%
150,000	AbbVie, Inc. 1.00%, 11/06/15	150,878
	American Express Credit Corp.
1,200,000	0.50%, 06/05/17	1,199,232
1,100,000	0.78%, 03/18/19	1,104,017
	American Honda Finance Corp.
590,000	0.61%, 05/26/16 144A	592,675
200,000	0.73%, 10/07/16	201,477
150,000	Amgen, Inc. 0.61%, 05/22/17	150,360
	Apple, Inc.
1,050,000	0.29%, 05/03/16	1,050,392
300,000	0.31%, 05/05/17	300,037
1,100,000	0.49%, 05/03/18	1,102,479
750,000	0.54%, 05/06/19	751,502
600,000	AT&T, Inc. 0.62%, 02/12/16	601,450
	Bank of America Corp.
1,200,000	0.49%, 10/14/16	1,196,266
220,000	1.05%, 03/22/16	221,207
1,350,000	1.27%, 01/15/19	1,368,044
1,250,000	1.30%, 03/22/18	1,269,011
350,000	Bank of America NA 0.51%, 06/15/16	348,746
Principal Amount		Value

United States: (continued)
$165,000	Berkshire Hathaway Finance Corp. 0.38%, 01/10/17	$165,092
950,000	Cisco Systems, Inc. 0.51%, 03/03/17	951,647
	Citigroup, Inc.
1,512,000	0.50%, 06/09/16	1,499,769
1,400,000	1.19%, 07/25/16	1,414,108
1,666,000	1.93%, 05/15/18	1,733,491
	Daimler Finance North America LLC
300,000	0.58%, 03/10/17 144A	300,454
200,000	0.92%, 08/01/16 144A	201,680
	Exxon Mobil Corp.
400,000	0.27%, 03/15/17	400,328
500,000	0.38%, 03/15/19	501,189
600,000	Ford Motor Credit Co. LLC 1.01%, 01/17/17	603,861
	General Electric Capital Corp.
525,000	0.40%, 02/15/17	524,730
932,000	0.62%, 05/05/26	892,070
160,000	0.74%, 01/14/19	160,630
945,000	1.23%, 03/15/23	956,707
	Goldman Sachs Group, Inc.
200,000	0.62%, 07/22/15	200,054
2,524,000	0.68%, 03/22/16	2,522,266
300,000	0.86%, 06/04/17	300,766
1,000,000	1.33%, 11/15/18	1,011,228
331,000	1.83%, 11/29/23	342,383
500,000	Hewlett-Packard Co. 1.17%, 01/14/19	498,682
622,000	HSBC Finance Corp. 0.66%, 06/01/16	621,977
	International Business Machines Corp.
550,000	0.22%, 02/04/15	549,969
400,000	0.61%, 02/12/19	402,620
	John Deere Capital Corp.
200,000	0.30%, 01/12/15	200,049
350,000	0.35%, 06/15/15	350,332
200,000	Johnson & Johnson 0.31%, 11/28/16	200,393
	JPMorgan Chase Bank
400,000	0.56%, 06/13/16	399,031
1,049,000	0.85%, 02/26/16	1,052,792
2,900,000	1.34%, 01/25/18	2,939,666
	Merck & Co., Inc.
250,000	0.42%, 05/18/16	250,626
750,000	0.59%, 05/18/18	753,561
800,000	Metropolitan Life Global Funding I 0.61%, 04/10/17 144A	803,962
	Morgan Stanley
1,200,000	0.68%, 10/18/16	1,202,561
300,000	0.97%, 07/23/19	299,378
1,200,000	1.51%, 04/25/18	1,227,818
500,000	National City Bank 0.60%, 06/07/17	496,388
730,000	NBCUniversal Enterprise, Inc. 0.92%, 04/15/18 144A	737,505
175,000	New York Life Global Funding 0.58%, 05/23/16 144A	175,890

See Notes to Financial Statements

54

Principal Amount		Value

United States: (continued)
$200,000	Nissan Motor Acceptance Corp. 0.94%, 09/26/16 144A	$201,372
	Oracle Corp.
1,090,000	0.43%, 07/07/17	1,090,719
550,000	0.81%, 01/15/19	554,936
415,000	PepsiCo., Inc. 0.44%, 02/26/16	415,305
	Pfizer, Inc.
260,000	0.38%, 05/15/17	259,901
450,000	0.53%, 06/15/18 †	451,386
250,000	PNC Bank NA 0.55%, 04/29/15 (c)	250,194
150,000	Procter & Gamble Co. 0.32%, 11/04/16	150,134
	The Bank of New York Mellon Corp.
385,000	0.80%, 08/01/18	387,488
80,000	1.08%, 11/24/14	80,052
1,800,000	The Bear Stearns Cos, LLC 0.62%, 11/21/16	1,802,381
250,000	The Coca-Cola Co. 0.34%, 11/01/16	250,273
1,650,000	The Goldman Sachs Group, Inc. 1.43%, 04/30/18	1,676,441
	Toyota Motor Credit Corp.
350,000	0.38%, 03/10/15	350,121
250,000	0.52%, 05/17/16	250,671
150,000	United Technologies Corp. 0.73%, 06/01/15	150,433
	Verizon Communications, Inc.
150,000	0.43%, 03/06/15 144A	150,053
2,550,000	0.63%, 06/09/17	2,552,290
500,000	1.98%, 09/14/18	523,669
	Wachovia Corp.
2,600,000	0.50%, 06/15/17	2,593,071
2,045,000	0.60%, 10/15/16	2,043,900
		55,638,216
Total Floating Rate Notes
(Cost: $91,682,988)		92,031,776
Number of Shares		Value

MONEY MARKET FUND: 0.6%
(Cost: $525,390)
525,390	Dreyfus Government Cash Management Fund	$525,390
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $92,208,378)		92,557,166
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3% (Cost: $309,000)
309,000	Bank of New York Overnight Government Fund	309,000
Total Investments: 100.3%
(Cost: $92,517,378)		92,866,166
Liabilities in excess of other assets: (0.3)%		(250,542)
NET ASSETS: 100.0%		$92,615,624

See Notes to Financial Statements

55

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $301,301.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $15,294,754, or 16.5% of net assets.

Summary of Investments by Sector Excluding	% of
Collateral for Securities Loaned (unaudited)	Investments	Value
Basic Materials	0.5%	$483,153
Communications	6.5	5,993,906
Consumer, Cyclical	2.7	2,549,520
Consumer, Non-cyclical	3.3	3,032,817
Energy	9.6	8,844,000
Financial	68.8	63,724,380
Government	0.1	100,639
Industrial	0.8	700,814
Technology	6.8	6,301,336
Utilities	0.3	301,211
Money Market Fund	0.6	525,390
	100.0%	$92,557,166

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$92,031,776	$—	$92,031,776
Money Market Funds	834,390	—	—	834,390
Total	$834,390	$92,031,776	$—	$92,866,166

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014

See Notes to Financial Statements

56

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Number
of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.3%
United States: 100.3%
674,836	American Capital Agency Corp.	$15,345,771
118,499	American Capital Mortgage Investment Corp.	2,321,395
1,832,024	Annaly Capital Management, Inc.	20,903,394
262,061	Anworth Mortgage Asset Corp.	1,360,097
95,930	Apollo Commercial Real Estate Finance, Inc.	1,577,089
827,639	ARMOUR Residential REIT, Inc.	3,277,450
133,911	Blackstone Mortgage Trust, Inc.	3,738,795
216,817	Capstead Mortgage Corp.	2,755,744
1,706,135	Chimera Investment Corp.	5,323,141
244,800	Colony Financial, Inc.	5,454,144
375,445	CYS Investments, Inc.	3,352,724
126,818	Dynex Capital, Inc.	1,067,808
174,228	Hatteras Financial Corp.	3,317,301
255,383	Invesco Mortgage Capital, Inc.	4,224,035
614,510	MFA Financial, Inc.	5,149,594
357,367	New Residential Investment Corp.	4,424,204
198,269	Newcastle Investment Corp.	4,788,196
451,333	NorthStar Realty Finance Corp.	8,385,767
177,780	PennyMac Mortgage Investment Trust	3,838,270
171,172	RAIT Financial Trust	1,254,691
109,733	Redwood Trust, Inc.	2,061,883
283,874	Resource Capital Corp.	1,501,693
421,228	Starwood Property Trust, Inc.	9,502,904
670,216	Two Harbors Investment Corp.	6,789,288
Total Real Estate Investment Trusts (Cost: $131,986,859)		121,715,378
Number
of Shares		Value

MONEY MARKET FUND: 0.8% (Cost: $986,407)
986,407	Dreyfus Government Cash Management Fund	$986,407
Total Investments: 101.1% (Cost: $132,973,266)		122,701,785
Liabilities in excess of other assets: (1.1)%		(1,285,659)
NET ASSETS: 100.0%		$121,416,126

Summary of Investments
by Sector (unaudited)	% of Investments	Value
Financial	99.2%	$121,715,378
Money Market Fund	0.8	986,407
	100.0%	$122,701,785

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Real Estate Investment Trusts*	$121,715,378	$—	$—	$121,715,378
Money Market Fund	986,407	—	—	986,407
Total	$122,701,785	$—	$—	$122,701,785

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

57

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Number of Shares		Value

PREFERRED SECURITIES: 97.2%
Basic Materials: 6.1%
36,333	Alcoa, Inc. 5.38%, 10/01/17	$1,892,949
382,908	ArcelorMittal 6.00%, 01/15/16	7,849,614
124,445	Cliffs Natural Resources, Inc. 7.00%, 02/01/16 †	1,306,673
		11,049,236
Communications: 10.9%
48,927	Comcast Corp. 5.00%, 12/15/17 (c)	1,244,214
	Qwest Corp.
131,891	6.13%, 06/01/18 (c)	3,104,714
31,709	6.88%, 10/01/19 (c)	810,799
89,345	7.00%, 04/01/17 (c)	2,291,699
68,073	7.00%, 07/01/17 (c) †	1,751,518
112,532	7.38%, 06/01/16 (c)	2,968,594
97,854	7.50%, 09/15/16 (c) †	2,612,702
51,054	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c)	1,301,877
58,202	United States Cellular Corp. 6.95%, 05/15/16 (c)	1,488,225
85,091	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	2,203,857
		19,778,199
Consumer, Non-cyclical: 7.8%
	CHS, Inc.
83,814	6.75%, 09/30/24 (c)	2,110,437
71,476	7.10%, 03/31/24 (c)	1,919,845
48,158	7.88%, 09/26/23 (c) †	1,371,058
52,212	8.00%, 07/18/23 (c) †	1,572,103
46,112	National Healthcare Corp. 0.80%, 11/01/15 (c)	707,819
127,636	Tyson Foods, Inc. 4.75%, 07/15/17	6,514,541
		14,195,803
Energy: 1.0%
68,498	NuStar Logistics LP 7.63%, 01/15/18 (c)	1,824,787
Government: 1.3%
	Tennessee Valley Authority
55,083	3.83%, 06/01/15 (p)	1,347,881
45,922	3.96%, 05/01/15 (p) †	1,126,007
		2,473,888
Industrial: 6.5%
	Seaspan Corp.
58,713	6.38%, 04/30/19	1,497,181
59,564	9.50%, 01/30/16 (c)	1,579,637
127,636	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	3,225,362
93,600	United Technologies Corp. 7.50%, 08/01/15 †	5,463,432
		11,765,612
Real Estate Investment Trusts: 33.7%
182,832	American Realty Capital Properties, Inc. 6.70%, 01/03/19 (c)	4,025,961

Number of Shares		Value

Real Estate Investment Trusts: (continued)
	Annaly Capital Management, Inc.
78,283	7.50%, 09/13/17 (c)	$1,922,630
51,054	7.63%, 05/16/17 (c)	1,258,481
77,220	CBL & Associates Properties, Inc. 7.38%, 12/04/14 (c)	1,955,210
42,886	Colony Financial, Inc. 8.50%, 03/20/17 (c)	1,133,048
	Digital Realty Trust, Inc.
42,545	5.88%, 04/09/18 (c) †	974,281
48,927	7.00%, 09/15/16 (c)	1,266,720
62,116	7.38%, 03/26/19 (c) †	1,659,118
46,800	Equity Commonwealth 7.25%, 05/15/16 (c)	1,186,848
54,800	FelCor Lodging Trust, Inc. 1.95%, 12/31/49 ^	1,376,576
42,545	General Growth Properties, Inc. 6.38%, 02/13/18 (c)	1,055,541
48,927	Hatteras Financial Corp. 7.63%, 08/27/17 (c)	1,141,956
	Health Care REIT, Inc.
48,927	6.50%, 03/07/17 (c)	1,272,591
61,159	6.50%, 12/31/49 ^	3,793,081
49,353	Hospitality Properties Trust 7.13%, 01/15/17 (c)	1,301,439
68,073	Kimco Realty Corp. 6.00%, 03/20/17 (c)	1,733,819
	National Retail Properties, Inc.
48,927	5.70%, 05/30/18 (c)	1,188,926
48,927	6.63%, 02/23/17 (c)	1,270,634
	NorthStar Realty Finance Corp.
59,559	8.25%, 12/04/14 (c) †	1,493,144
42,545	8.75%, 05/15/19 (c)	1,085,323
59,564	PS Business Parks, Inc. 6.00%, 05/14/17 (c) †	1,492,078
	Public Storage
85,091	5.20%, 01/16/18 (c) †	1,955,391
84,240	5.38%, 09/20/17 (c) †	1,963,634
48,927	5.63%, 06/15/17 (c)	1,189,905
78,709	5.75%, 03/13/17 (c)	1,963,790
78,283	5.90%, 01/12/17 (c)	1,966,469
48,927	6.00%, 06/04/19 (c)	1,233,450
82,963	6.35%, 07/26/16 (c)	2,150,401
48,502	6.38%, 03/17/19 (c)	1,253,777
63,818	6.50%, 04/14/16 (c)	1,675,222
69,562	Realty Income Corp. 6.63%, 02/15/17 (c) †	1,876,087
42,545	Regency Centers Corp. 6.63%, 02/16/17 (c)	1,095,534
59,564	Senior Housing Properties Trust 5.63%, 08/01/17 (c)	1,401,541
44,034	Ventas Realty LP 5.45%, 03/07/18 (c)	1,084,557
	Vornado Realty Trust
51,054	5.40%, 01/25/18 (c)	1,212,533
51,054	5.70%, 07/18/17 (c)	1,255,418
45,949	6.63%, 12/04/14 (c)	1,187,782
58,713	Weyerhaeuser Co. 6.38%, 07/01/16	3,287,928
		61,340,824

See Notes to Financial Statements

58

Number of Shares		Value

Reinsurance: 4.8%
46,800	Aspen Insurance Holdings Ltd. 5.95%, 07/01/23 (c)	$1,210,716
68,073	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c) †	1,814,145
	PartnerRe Ltd.
42,545	5.88%, 03/01/18 (c)	1,061,498
63,605	7.25%, 06/01/16 (c)	1,741,505
68,073	Reinsurance Group of America, Inc. 6.20%, 09/15/22 (c)	1,901,279
46,800	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c)	1,075,932
		8,805,075
Technology: 1.0%
72,327	Pitney Bowes, Inc. 6.70%, 03/07/18 (c)	1,923,175
Utilities: 24.1%
44,034	AES Trust III 6.75%, 12/02/14 (c)	2,218,433
42,545	BGE Capital Trust II 6.20%, 12/04/14 (c) †	1,087,025
	Dominion Resources, Inc.
46,800	6.00%, 07/01/16	2,669,940
46,800	6.13%, 04/01/16	2,661,984
85,091	6.38%, 07/01/17	4,284,332
47,651	DTE Energy Co. 6.50%, 12/01/16 (c) †	1,279,429
85,091	Duke Energy Corp. 5.13%, 01/15/18 (c) †	2,065,159
97,854	Exelon Corp. 6.50%, 06/01/17	5,154,949
51,054	FPL Group Capital Trust I 5.88%, 12/04/14 (c) †	1,324,851
68,073	Integrys Energy Group, Inc. 6.00%, 08/01/23 (c)	1,778,067
	NextEra Energy Capital Holdings, Inc.
76,582	5.00%, 01/15/18 (c) †	1,707,013
85,091	5.13%, 11/15/17 (c)	1,929,013
59,564	5.63%, 06/15/17 (c)	1,487,313
68,073	5.70%, 03/01/17 (c)	1,714,759
	NextEra Energy, Inc.
42,545	5.80%, 09/01/16	2,359,120
55,309	5.89%, 09/01/15	3,500,507
76,582	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c)	1,864,772
80,836	SCE Trust I 5.63%, 06/15/17 (c)	1,977,249
68,073	SCE Trust II 5.10%, 03/15/18 (c)	1,515,986
46,800	SCE Trust III 5.75%, 03/15/24 (c)	1,265,472
		43,845,373
Total Preferred Securities (Cost: $179,239,860)		177,001,972
Number of Shares		Value

MONEY MARKET FUND: 0.1% (Cost: $117,209)
117,209	Dreyfus Government Cash Management Fund	$117,209
Total Investments Before Collateral for Securities Loaned: 97.3% (Cost: $179,357,069)		177,119,181

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.3%
Repurchase Agreements: 4.3%
$1,853,687	Repurchase agreement dated 10/31/14 with Citigroup Global Markets, Inc., 0.12% due 11/3/14, proceeds $1,853,693; (collateralized by various U.S. government and agency obligations, 0.25% to 5.50%, due 11/30/14 to 11/1/44, valued at $1,890,761 including accrued interest)	1,853,687
390,230	Repurchase agreement dated 10/31/14 with Credit Agricole CIB, 0.10% due 11/3/14, proceeds $390,231; (collateralized by various U.S. government and agency obligations, 2.58% to 5.50%, due 4/1/26 to 10/20/62, valued at $398,035 including accrued interest)	390,230
1,853,687	Repurchase agreement dated 10/31/14 with Daiwa Capital Markets America, 0.15% due 11/3/14, proceeds $1,853,695; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 9/24/15 to 3/1/48, valued at $1,890,761 including accrued interest)	1,853,687
1,853,687	Repurchase agreement dated 10/31/14 with HSBC Securities USA, Inc., 0.09% due 11/3/14, proceeds $1,853,692; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 1/15/15 to 7/15/36, valued at $1,890,761 including accrued interest)	1,853,687

See Notes to Financial Statements

59

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

$1,853,687	Repurchase agreement dated 10/31/14 with Nomura Securities International, Inc., 0.11% due 11/3/14, proceeds $1,853,693; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 11/3/14 to 11/1/44, valued at $1,890,761 including accrued interest)	$1,853,687
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $7,804,978)		7,804,978
Total Investments: 101.6% (Cost: $187,162,047)		184,924,159
Liabilities in excess of other assets: (1.6)%		(2,888,420)
NET ASSETS: 100.0%		$182,035,739

^	Securities is convertible into common stock through date shown.
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $7,635,874.

Summary of Investments by Sector Excluding	% of
Collateral for Securities Loaned (unaudited)	Investments	Value
Basic Materials	6.2%	$11,049,236
Communications	11.2	19,778,199
Consumer, Non-cyclical	8.0	14,195,803
Energy	1.0	1,824,787
Financial	6.1	10,760,285
Government	1.4	2,473,888
Industrial	6.6	11,765,612
Real Estate Investment Trusts	33.5	59,385,614
Technology	1.1	1,923,175
Utilities	24.8	43,845,373
Money Market Fund	0.1	117,209
	100.0%	$177,119,181

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Preferred Securities*	$177,001,972	$—	$—	$177,001,972
Money Market Fund	117,209	—	—	117,209
Repurchase Agreements	—	7,804,978	—	7,804,978
Total	$177,119,181	$7,804,978	$—	$184,924,159

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

60

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 82.2%
British Virgin Islands: 7.0%
CNY	1,200,000	Starway Assets Enterprises, Inc. 4.10%, 01/22/17 Reg S	$196,937
	1,000,000	Value Success International Ltd. 4.75%, 11/04/18 Reg S	166,069
			363,006
China / Hong Kong: 53.2%
	1,000,000	Agricultural Bank of China Ltd. 3.25%, 05/16/16 Reg S	162,443
	1,000,000	Agricultural Development Bank of China 3.08%, 01/16/16 Reg S	163,059
	1,200,000	Bank of China Ltd. 3.45%, 01/16/17 Reg S	195,385
	1,400,000	China Construction Bank Asia Corp. Ltd. 3.25%, 03/13/16 Reg S	227,612
	1,000,000	China Development Bank Corp. 3.30%, 10/20/20	158,000
	1,500,000	China General Nuclear Power Holding Corp. 3.75%, 11/01/15 Reg S	245,266
	1,750,000	China Power International Development Ltd. 3.20%, 12/23/15	283,058
	1,000,000	Eastern Air Overseas Hong Kong Corp. Ltd. 4.80%, 03/13/17 Reg S	164,785
	1,000,000	Export-Import Bank of China 3.25%, 01/21/17 Reg S	163,426
	3,000,000	HKCG Finance Ltd. 1.40%, 04/11/16	477,050
		Industrial & Commercial Bank of China Asia Ltd.
	1,000,000	3.20%, 04/24/16 Reg S	194,988
	1,200,000	6.00%, 11/05/16 (c) Reg S	169,346
	1,000,000	Shanghai Baosteel Group Corp. 3.50%, 12/01/14 Reg S	163,248
			2,767,666
Czech Republic: 3.2%
	1,000,000	BP Capital Markets Plc 3.95%, 10/08/18 Reg S	166,759
Principal Amount			Value

France: 3.1%
CNY	1,000,000	Air Liquide Finance SA 3.00%, 09/19/16 Reg S	$162,819
Netherlands: 6.2%
	2,000,000	Volkswagen International Finance NV 2.15%, 05/23/16	322,851
Singapore: 3.1%
	1,000,000	Global Logistic Properties Ltd. 3.38%, 05/11/16 Reg S	162,579
United Kingdom: 3.2%
	1,000,000	HSBC Bank Plc 2.88%, 04/30/15 Reg S	163,215
United States: 3.2%
	1,000,000	Caterpillar Financial Services Corp. 3.25%, 06/26/15 Reg S	163,427
Total Corporate Bonds (Cost: $4,205,676)			4,272,322
GOVERNMENT OBLIGATIONS: 15.3%
China / Hong Kong: 15.3%
		China Government Bonds
	1,000,000	1.80%, 12/01/15	161,828
	1,000,000	2.36%, 08/18/21 Reg S	151,579
	500,000	2.48%, 12/01/20	77,464
	2,500,000	2.56%, 06/29/17 Reg S	406,918
			797,789

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $8,630)
	8,630	Dreyfus Government Cash Management Fund	8,630
Total Investments: 97.7% (Cost: $5,007,035)			5,078,741
Other assets less liabilities: 2.3%			120,380
NET ASSETS: 100.0%			$5,199,121

See Notes to Financial Statements

61

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

CNY	Chinese Yuan
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.4%	$326,067
Consumer, Cyclical	9.6	487,636
Energy	3.3	166,759
Financial	41.8	2,123,059
Government	15.7	797,789
Industrial	3.2	163,427
Utilities	19.8	1,005,374
Money Market Fund	0.2	8,630
	100.0%	$5,078,741

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,272,322	$—	$4,272,322
Government Obligations*	—	797,789	—	797,789
Money Market Fund	8,630	—	—	8,630
Total	$8,630	$5,070,111	$—	$5,078,741

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

62

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2014 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 96.7%
Basic Materials: 1.8%
$100,000	Alcoa, Inc. 5.90%, 02/01/27	$106,627
75,000	Hexion US Finance Corp. 6.63%, 04/15/15 (c)	75,375
		182,002
Communications: 22.4%
75,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	72,563
100,000	Cablevision Systems Corp. 8.63%, 09/15/17	113,250
150,000	CCO Holdings LLC 5.75%, 07/15/18 (c)	153,937
100,000	CenturyLink, Inc. 5.80%, 03/15/22	106,500
100,000	Cequel Communications Holdings I LLC 6.38%, 09/15/15 (c) 144A	104,750
100,000	Clear Channel Communications, Inc. 9.00%, 07/15/15 (c)	101,437
100,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	104,000
200,000	DISH DBS Corp. 5.88%, 07/15/22	212,500
150,000	Frontier Communications Corp. 8.25%, 04/15/17	168,937
100,000	Level 3 Financing, Inc. 8.13%, 07/01/15 (c)	107,500
50,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/16 (c)	50,260
100,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	97,000
	Sprint Nextel Corp.
200,000	8.38%, 08/15/17	226,500
200,000	9.13%, 03/01/17	226,500
160,000	T-Mobile USA, Inc. 6.63%, 04/01/18 (c)	169,600
100,000	Univision Communications, Inc. 8.50%, 11/15/15 (c) 144A	108,750
100,000	Windstream Corp. 7.88%, 11/01/17	111,695
		2,235,679
Consumer, Cyclical: 11.4%
	Caesars Entertainment Operating Co., Inc.
100,000	10.00%, 12/05/14 (c)	14,750
100,000	11.25%, 12/05/14 (c)	75,500
100,000	Chrysler Group LLC 8.25%, 06/15/16 (c)	112,250
	General Motors Co.
100,000	4.88%, 10/02/23	107,625
50,000	6.25%, 10/02/43	59,750
200,000	HD Supply, Inc. 7.50%, 10/15/16 (c)	214,000
100,000	Ltd Brands, Inc. 6.63%, 04/01/21	113,750
200,000	MGM Resorts International 6.63%, 07/15/15	205,740
75,000	Rite Aid Corp. 6.75%, 06/15/16 (c) †	80,438
Principal Amount		Value

Consumer, Cyclical: (continued)
$100,000	The Goodyear Tire & Rubber Co. 6.50%, 03/01/16 (c)	$107,500
50,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 02/28/23 (c) 144A	50,375
		1,141,678
Consumer, Non-cyclical: 16.3%
70,000	ADT Corp. 3.50%, 07/15/22	62,825
100,000	Biomet, Inc. 6.50%, 08/01/15 (c)	107,250
100,000	Community Health Systems, Inc. 8.00%, 11/15/15 (c)	108,250
50,000	Constellation Brands, Inc. 4.25%, 05/01/23	50,375
100,000	DaVita HealthCare Partners, Inc. 6.63%, 11/01/14 (c)	104,937
100,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	107,625
250,000	HCA, Inc. 6.50%, 02/15/20	279,687
100,000	HJ Heinz Co. 4.25%, 04/15/15 (c)	101,230
50,000	JBS USA LLC / JBS USA Finance, Inc. 8.25%, 02/01/15 (c) 144A	53,750
75,000	Post Holdings, Inc. 6.75%, 12/01/17 (c) 144A	75,094
200,000	Tenet Healthcare Corp. 4.75%, 06/01/20	205,500
100,000	The Hertz Corp. 7.38%, 01/15/16 (c)	106,250
150,000	United Rentals North America, Inc. 8.38%, 09/15/15 (c) †	163,125
100,000	Valeant Pharmaceuticals International 6.38%, 10/15/16 (c) 144A	103,000
		1,628,898
Energy: 16.7%
50,000	Access Midstream Partners LP 4.88%, 12/15/17 (c)	52,500
80,000	California Resources Corp. 6.00%, 08/15/24 (c) 144A	81,800
125,000	Chesapeake Energy Corp. 5.75%, 03/15/23 †	137,500
50,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	53,125
60,000	CONSOL Energy, Inc. 5.88%, 04/15/17 (c) 144A	61,125
50,000	Denbury Resources, Inc. 5.50%, 05/01/17 (c)	49,313
100,000	El Paso Corp. 7.75%, 01/15/32	125,500
30,000	Energy Transfer Equity LP 7.50%, 10/15/20	34,650
100,000	EP Energy LLC 6.88%, 05/01/15 (c)	104,500
50,000	Halcon Resources Corp. 8.88%, 11/15/16 (c)	41,250
125,000	Linn Energy LLC 8.63%, 04/15/15 (c)	125,937

See Notes to Financial Statements

63

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Energy: (continued)
$110,000	Newfield Exploration Co. 5.63%, 07/01/24	$118,800
100,000	Peabody Energy Corp. 6.00%, 11/15/18	97,250
60,000	Range Resources Corp. 5.00%, 02/15/17 (c)	63,225
75,000	Regency Energy Partners LP 4.50%, 08/01/23 (c)	74,813
60,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	67,050
200,000	Sabine Pass Liquefaction LLC 5.63%, 11/01/20 (c)	210,500
100,000	SandRidge Energy, Inc. 8.13%, 04/15/17 (c)	91,000
75,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	78,000
		1,667,838
Financial: 14.9%
200,000	Ally Financial, Inc. 8.00%, 11/01/31	255,000
25,000	BAC Capital Trust XI 6.63%, 05/23/36	29,637
	Bank of America Corp.
50,000	5.20%, 06/01/23 (c)	46,625
100,000	8.00%, 01/30/18 (c)	108,125
150,000	CIT Group, Inc. 5.50%, 02/15/19 144A	160,500
75,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	74,719
100,000	Crown Castle International Corp. 5.25%, 01/15/23	102,875
125,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 02/01/17 (c)	131,875
200,000	International Lease Finance Corp. 8.75%, 03/15/17	225,500
	SLM Corp.
100,000	5.50%, 01/25/23 †	100,250
100,000	6.25%, 01/25/16	104,250
150,000	Springleaf Finance Corp. 5.40%, 12/01/15	155,250
		1,494,606
Industrial: 7.6%
100,000	Ball Corp. 5.00%, 03/15/22	105,250
100,000	Case New Holland, Inc. 7.88%, 12/01/17	112,750
100,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	115,750
	Reynolds Group Issuer, Inc.
100,000	5.75%, 10/15/15 (c)	104,500
100,000	9.00%, 12/05/14 (c)	105,000
100,000	Sealed Air Corp. 8.38%, 09/15/16 (c) 144A	113,750
100,000	TransDigm, Inc. 5.50%, 10/15/15 (c)	100,500
		757,500
Principal Amount		Value

Technology: 2.9%
$25,000	BMC Software Finance, Inc. 8.13%, 07/15/16 (c) 144A	$24,063
36,000	CDW LLC / CDW Finance Corp. 8.50%, 04/01/15 (c)	38,340
175,000	First Data Corp. 12.63%, 01/15/16 (c)	211,750
16,000	Freescale Semiconductor, Inc. 8.05%, 06/01/15 (c)	16,920
		291,073
Utilities: 2.7%
	AES Corp.
50,000	7.38%, 06/01/21 (c)	57,297
19,000	8.00%, 10/15/17	21,613
75,000	Calpine Corp. 6.00%, 11/01/16 (c) 144A	81,187
100,000	NRG Energy, Inc. 7.63%, 01/15/18	112,500
		272,597
Total Corporate Bonds (Cost: $9,615,880)		9,671,871

Number of
Shares

MONEY MARKET FUND: 1.3% (Cost: $132,618)
132,618	Dreyfus Government Cash Management Fund	132,618
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $9,748,498)		9,804,489
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.7% (Cost: $366,931)
Money Market Fund: 3.7%
366,931	Bank of New York Overnight Government Fund	366,931
Total Investments: 101.7% (Cost: $10,115,429)		10,171,420
Liabilities in excess of other assets: (1.7)%		(168,657)
NET ASSETS: 100.0%		$10,002,763

See Notes to Financial Statements

64

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $355,183.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,405,569, or 14.1% of net assets.

At October 31, 2014, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Cost	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note	81	December 2014	$(9,621,008)	$(9,673,804)	$(52,796)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	1.9%	$182,002
Communications	22.8	2,235,679
Consumer, Cyclical	11.6	1,141,678
Consumer, Non-cyclical	16.6	1,628,898
Energy	17.0	1,667,838
Financial	15.2	1,494,606
Industrial	7.7	757,500
Technology	3.0	291,073
Utilities	2.8	272,597
Money Market Fund	1.4	132,618
	100.0%	$9,804,489

The summary of inputs used to value the Fund’s investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$9,671,871	$—	$9,671,871
Money Market Funds	499,549	—	—	499,549
Total	$499,549	$9,671,871	$—	$10,171,420
Other Financial Instruments:
Futures Contracts	$(52,796)	$—	$—	$(52,796)

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements

65

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2014 (unaudited)

	BDC Income ETF	Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF	Emerging Markets Local Currency Bond ETF

Assets:
Investments, at value (1) (2)	$45,646,212	$17,438,675	$433,043,455	$906,687,400
Short-term investments held as collateral for securities loaned (3)	8,419,421	213,396	60,188,426	13,368,999
Cash	—	8,997	102,854	319
Cash denominated in foreign currency, at value (4)	—	45,067	—	3,167,581
Receivables:
Investment securities sold	—	—	2,056,966	16,521,161
Shares sold	—	—	780,038	—
Due from Adviser	—	4,654	—	—
Dividends and interest	109,433	291,940	7,532,374	16,510,175
Prepaid expenses	459	229	4,701	10,096
Total assets	54,175,525	18,002,958	503,708,814	956,265,731

Liabilities:
Payables:
Investment securities purchased	—	—	5,988,583	7,948,982
Collateral for securities loaned	8,419,421	213,396	60,188,426	13,368,999
Line of credit	151,662	—	—	—
Due to Adviser	6,191	—	110,790	230,217
Due to custodian	37,257	—	—	—
Variation margin on futures contracts	—	—	—	—
Deferred Trustee fees	1,154	936	13,849	73,518
Accrued expenses	37,764	91,806	84,047	303,499
Total liabilities	8,653,449	306,138	66,385,695	21,925,215
NET ASSETS	$45,522,076	$17,696,820	$437,323,119	$934,340,516
Shares outstanding	2,350,000	750,000	17,200,000	40,800,000
Net asset value, redemption and offering price per share	$19.37	$23.60	$25.43	$22.90
Net assets consist of:
Aggregate paid in capital	$48,134,162	$19,895,883	$448,886,659	$1,078,923,977
Net unrealized appreciation (depreciation)	(2,478,157)	(490,288)	(10,695,277)	(124,781,434)
Undistributed net investment income	174,582	67,087	2,339,221	3,579,235
Accumulated net realized gain (loss)	(308,511)	(1,775,862)	(3,207,484)	(23,381,262)
	$45,522,076	$17,696,820	$437,323,119	$934,340,516
(1) Value of securities on loan	$8,181,588	$203,771	$58,062,007	$12,089,204
(2) Cost of investments	$48,124,369	$17,918,554	$443,738,733	$1,030,860,029
(3) Cost of short-term investments held as collateral for securities loaned	$8,419,421	$213,396	$60,188,426	$13,368,999
(4) Cost of cash denominated in foreign currency	$—	$46,444	$—	$3,190,789

 (a) Represents cash collateral held at broker for futures contracts

See Notes to Financial Statements

66

Fallen Angel High Yield Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF	Renminbi Bond ETF	Treasury-Hedged High Yield Bond ETF

$16,410,386	$201,424,412	$92,557,166	$122,701,785	$177,119,181	$5,078,741	$9,804,488
870,560	20,667,623	309,000	—	7,804,978	—	366,931
—	3,027	—	—	—	—	152,470	(a)
—	533,576	—	—	—	153,115	—

420,718	4,811,829	2,216,500	—	2,066,365	—	—
2,518	99,284	2,115	—	5,327,710	—	—
2,964	—	—	—	—	6,709	5,953
277,964	4,045,455	82,480	148,466	306,781	46,224	157,843
197	2,223	1,045	1,383	1,964	59	122
17,985,307	231,587,429	95,168,306	122,851,634	192,626,979	5,284,848	10,487,807

396,488	5,817,344	2,153,942	—	2,694,362	—	—
870,560	20,667,623	309,000	—	7,804,978	—	366,931
—	—	—	346,472	—	—	—
—	37,704	2,919	25,014	42,974	—	—
—	—	—	986,407	—	—	—
—	—	—	—	—	—	52,796
934	15,675	3,636	6,114	8,448	358	553
63,136	91,921	83,185	71,501	40,478	85,369	64,764
1,331,118	26,630,267	2,552,682	1,435,508	10,591,240	85,727	485,044
$16,654,189	$204,957,162	$92,615,624	$121,416,126	$182,035,739	$5,199,121	$10,002,763
600,000	7,800,000	3,700,000	4,950,000	8,850,000	200,000	400,000
$27.76	$26.28	$25.03	$24.53	$20.57	$26.00	$25.01

$15,296,592	$210,059,051	$92,116,276	$136,324,993	$188,127,587	$5,062,679	$10,003,834
1,062,184	(5,279,941)	348,787	(10,271,480)	(2,237,888)	73,698	3,194
83,574	1,055,993	48,747	2,380,473	476,607	43,211	42,003
211,839	(877,941)	101,814	(7,017,860)	(4,330,567)	19,533	(46,268)
$16,654,189	$204,957,162	$92,615,624	$121,416,126	$182,035,739	$5,199,121	$10,002,763
$854,553	$19,614,511	$301,301	$—	$7,635,874	$—	$355,183
$15,348,202	$206,583,814	$92,208,378	$132,973,266	$179,357,069	$5,007,035	$9,748,498

$870,560	$20,667,623	$309,000	$—	$7,804,978	$—	$366,931
$—	$535,640	$—	$—	$—	$151,432	$—

See Notes to Financial Statements

67

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2014 (unaudited)

	BDC Income ETF	Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF	Emerging Markets Local Currency Bond ETF

Income:
Dividends	$1,824,015	$—	$—	$—
Interest	—	483,903	13,633,721	26,806,329
Securities lending income	56,837	236	119,555	25,982
Foreign taxes withheld	—	(4,235)	(1,815)	(490,373)
Total income	1,880,852	479,904	13,751,461	26,341,938

Expenses:
Management fees	87,709	34,259	827,875	1,541,560
Professional fees	20,067	25,445	26,276	72,179
Insurance	286	260	3,165	9,606
Trustees’ fees and expenses	1,768	992	11,056	43,229
Reports to shareholders	5,903	6,106	27,546	85,366
Indicative optimized portfolio value fee	3,094	12,176	11,596	13,548
Custodian fees	1,131	13,189	55,510	250,067
Registration fees	3,314	5,269	19,340	55,590
Transfer agent fees	741	1,239	1,240	1,240
Fund accounting fees	3,930	1,917	7,249	26,539
Interest	1,508	452	105	6,737
Other	183	2,107	9,451	13,032
Total expenses	129,634	103,411	1,000,409	2,118,693
Waiver of management fees	(40,417)	(34,259)	(172,428)	(41,931)
Expenses assumed by the Adviser	—	(20,738)	—	—
Net expenses	89,217	48,414	827,981	2,076,762
Net investment income	1,791,635	431,490	12,923,480	24,265,176

Net realized gain (loss) on:
Investments	(402,002)	19,272	(201,879)	(13,362,586)
Futures contracts	—	—	—	—
In-kind redemptions	317,992	—	11,827	(281,606)
Foreign currency transactions and foreign denominated assets and liabilities	—	(8,896)	—	(704,745)
Net realized gain (loss)	(84,010)	10,376	(190,052)	(14,348,937)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,190,533)	(294,371)	(6,331,393)	(21,317,448)
Futures contracts	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(14,242)	—	(682,665)
Net change in unrealized appreciation (depreciation)	(1,190,533)	(308,613)	(6,331,393)	(22,000,113)
Net Increase (Decrease) in Net Assets Resulting from Operations	$517,092	$133,253	$6,402,035	$(12,083,874)

See Notes to Financial Statements

68

Fallen Angel High Yield Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF	Renminbi Bond ETF	Treasury-Hedged High Yield Bond ETF

$—	$—	$—	$4,994,422	$5,496,920	$—	$—
479,670	5,351,664	366,712	—	—	79,452	251,736
6,910	41,863	196	1,791	102,800	—	713
—	(5,862)	—	—	—	(152)	—
486,580	5,387,665	366,908	4,996,213	5,599,720	79,300	252,449

33,748	398,778	160,053	237,581	344,752	9,097	22,956
19,850	23,373	18,748	24,522	21,382	22,027	25,359
137	2,028	615	1,064	1,548	48	94
1,460	11,349	3,490	3,816	7,264	1,053	1,222
3,560	19,308	6,095	11,688	13,200	2,795	11,693
11,607	11,599	12,176	9,134	3,049	12,176	8,267
4,812	41,753	11,910	2,709	4,801	2,825	4,030
3,125	19,380	3,227	8,452	13,752	2,856	3,271
1,240	1,239	1,239	1,240	1,170	1,240	1,216
1,901	4,910	3,599	3,873	4,311	1,642	1,487
149	37	33	8,130	2,612	—	41
520	9,529	655	961	1,642	504	245
82,109	543,283	221,840	313,170	419,483	56,263	79,881
(33,748)	(144,469)	(134,923)	(67,459)	(72,118)	(9,097)	(22,956)
(14,463)	—	—	—	—	(37,029)	(31,379)
33,898	398,814	86,917	245,711	347,365	10,137	25,546
452,682	4,988,851	279,991	4,750,502	5,252,355	69,163	226,903

119,543	187,260	36,357	(2,839,918)	(1,719,422)	17,758	4,729
—	—	—	—	—	—	(51,251)
—	—	66,637	2,019,226	690,352	—	—

—	(81,979)	—	—	—	1,815	—
119,543	105,281	102,994	(820,692)	(1,029,070)	19,573	(46,522)

(159,552)	(11,338,530)	(74,429)	863,510	(175,477)	77,452	(120,283)
—	—	—	—	—	—	(81,976)

—	(81,729)	—	—	—	2,687	—
(159,552)	(11,420,259)	(74,429)	863,510	(175,477)	80,139	(202,259)
$412,673	$(6,326,127)	$308,556	$4,793,320	$4,047,808	$168,875	$(21,878)

See Notes to Financial Statements

69

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		Emerging Markets Aggregate Bond ETF
	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Year Ended April 30, 2014
	(unaudited)		(unaudited)

Operations:
Net investment income	$1,791,635	$1,727,541	$431,490	$938,588
Net realized gain (loss)	(84,010)	214,137	10,376	(3,690,202)
Net change in unrealized appreciation (depreciation)	(1,190,533)	(1,597,176)	(308,613)	(809,513)
Net increase (decrease) in net assets resulting from operations	517,092	344,502	133,253	(3,561,127)

Dividends and Distributions to shareholders:
Dividends from net investment income	(1,757,250)	(1,559,010)	(363,500)	(510,630)
Distributions from net realized capital gains	—	—	—	—
Return of capital	—	—	—	(472,970)
Total Dividends and Distributions	(1,757,250)	(1,559,010)	(363,500)	(983,600)

Share transactions:**
Proceeds from sale of shares	19,139,158	32,709,913	—	14,184,621
Cost of shares redeemed	(6,104,601)	(9,165,938)	(3,628,462)	(35,655,670)
Increase (Decrease) in net assets resulting from share transactions	13,034,557	23,543,975	(3,628,462)	(21,471,049)
Total increase (decrease) in net assets	11,794,399	22,329,467	(3,858,709)	(26,015,776)
Net Assets, beginning of period	33,727,677	11,398,210	21,555,529	47,571,305
Net Assets, end of period†	$45,522,076	$33,727,677	$17,696,820	$21,555,529
† Including undistributed (accumulated) net investment income (loss)	$174,582	$140,197	$67,087	$(903)

** Shares of Common Stock Issued (no par value)
Shares sold	950,000	1,600,000	—	600,000
Shares redeemed	(300,000)	(450,000)	(150,000)	(1,500,000)
Net increase (decrease)	650,000	1,150,000	(150,000)	(900,000)

See Notes to Financial Statements

70

Emerging Markets High Yield Bond ETF		Emerging Markets Local Currency Bond ETF		Fallen Angel High Yield Bond ETF
For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014
(unaudited)		(unaudited)		(unaudited)

$12,923,480	$14,564,215	$24,265,176	$57,695,550	$452,682	$844,617
(190,052)	(4,997,534)	(14,348,937)	(60,619,507)	119,543	138,100
(6,331,393)	(5,092,059)	(22,000,113)	(145,686,574)	(159,552)	272,361
6,402,035	4,474,622	(12,083,874)	(148,610,531)	412,673	1,255,078

(12,348,800)	(13,759,920)	(19,699,300)	(38,448,228)	(453,000)	(823,240)
—	—	—	—	—	(45,240)
—	—	—	(15,121,732)	—	—
(12,348,800)	(13,759,920)	(19,699,300)	(53,569,960)	(453,000)	(868,480)

109,486,153	162,275,358	189,654,137	34,626,333	—	5,290,667
(5,237,676)	(61,048,427)	(33,899,085)	(527,074,783)	—	—

104,248,477	101,226,931	155,755,052	(492,448,450)	—	5,290,667
98,301,712	91,941,633	123,971,878	(694,628,941)	(40,327)	5,677,265
339,021,407	247,079,774	810,368,638	1,504,997,579	16,694,516	11,017,251
$437,323,119	$339,021,407	$934,340,516	$810,368,638	$16,654,189	$16,694,516
$2,339,221	$1,764,541	$3,579,235	$(986,641)	$83,574	$83,892

4,200,000	6,400,000	8,000,000	1,400,000	—	200,000
(200,000)	(2,400,000)	(1,400,000)	(21,800,000)	—	—
4,000,000	4,000,000	6,600,000	(20,400,000)	—	200,000

See Notes to Financial Statements

71

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	International		Investment
	High Yield Bond ETF		Grade Floating Rate ETF
	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014
	(unaudited)		(unaudited)

Operations:
Net investment income	$4,988,851	$11,258,798	$279,991	$437,700
Net realized gain (loss)	105,281	6,954,449	102,994	9,373
Net change in unrealized appreciation (depreciation)	(11,420,259)	(3,333,654)	(74,429)	333,329
Net increase (decrease) in net assets resulting from operations	(6,326,127)	14,879,593	308,556	780,402

Dividends and Distributions to shareholders:
Dividends from net investment income	(5,000,400)	(11,928,640)	(280,250)	(398,830)
Distributions from net realized capital gains	—	(218,400)	—	—
Return of capital	—	—	—	—
Total Dividends and Distributions	(5,000,400)	(12,147,040)	(280,250)	(398,830)

Share transactions:**
Proceeds from sale of shares	55,430,652	65,018,264	10,023,426	82,240,442
Cost of shares redeemed	—	(180,633,439)	(15,020,384)	(2,499,468)
Increase (Decrease) in net assets resulting from share transactions	55,430,652	(115,615,175)	(4,996,958)	79,740,974
Total increase (decrease) in net assets	44,104,125	(112,882,622)	(4,968,652)	80,122,546
Net Assets, beginning of period	160,853,037	273,735,659	97,584,276	17,461,730
Net Assets, end of period†	$204,957,162	$160,853,037	$92,615,624	$97,584,276
† Including undistributed net investment income	$1,055,993	$1,067,542	$48,747	$49,006

** Shares of Common Stock Issued (no par value)
Shares sold	2,000,000	2,400,000	400,000	3,300,000
Shares redeemed	—	(6,600,000)	(600,000)	(100,000)
Net increase (decrease)	2,000,000	(4,200,000)	(200,000)	3,200,000

See Notes to Financial Statements

72

		Preferred Securities
Mortgage REIT Income ETF		ex Financials ETF		Renminbi Bond ETF
For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014	For the Year Ended April 30,2014	For the Six Months Ended October 31, 2014	For the Year Ended April 30, 2014
(unaudited)		(unaudited)		(unaudited)

$4,750,502	$12,441,753	$5,252,355	$9,270,496	$69,163	$132,021
(820,692)	(4,112,151)	(1,029,070)	1,173,817	19,573	63,218
863,510	(18,809,590)	(175,477)	(3,355,067)	80,139	(188,631)
4,793,320	(10,479,988)	4,047,808	7,089,246	168,875	6,608

(4,509,000)	(10,623,350)	(5,019,130)	(9,173,790)	(77,000)	(192,600)
—	—	—	—	—	—
—	(2,500,000)	—	—	—	—
(4,509,000)	(13,123,350)	(5,019,130)	(9,173,790)	(77,000)	(192,600)

21,176,637	64,250,712	25,627,467	48,465,833	—	—
(6,184,335)	(65,391,766)	(5,139,033)	(47,333,828)	—	—
14,992,302	(1,141,054)	20,488,434	1,132,005	—	—
15,276,622	(24,744,392)	19,517,112	(952,539)	91,875	(185,992)
106,139,504	130,883,896	162,518,627	163,471,166	5,107,246	5,293,238
$121,416,126	$106,139,504	$182,035,739	$162,518,627	$5,199,121	$5,107,246
$2,380,473	$2,138,971	$476,607	$243,382	$43,211	$51,048

850,000	2,700,000	1,250,000	2,400,000	—	—
(250,000)	(2,800,000)	(250,000)	(2,450,000)	—	—
600,000	(100,000)	1,000,000	(50,000)	—	—

See Notes to Financial Statements

73

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Treasury-Hedged High Yield Bond ETF
	For the
	Six Months	For the
	Ended	Year Ended
	October 31, 2014	April 30, 2014
	(unaudited)

Operations:
Net investment income	$226,903	$356,526
Net realized gain (loss)	(46,522)	102,514
Net change in unrealized appreciation (depreciation)	(202,259)	87,928
Net increase (decrease) in net assets resulting from operations	(21,878)	546,968

Dividends and Distributions to shareholders:
Dividends from net investment income	(226,000)	(340,240)
Distributions from net realized capital gains	—	(92,160)
Total Dividends and Distributions	(226,000)	(432,400)

Share transactions:**
Proceeds from sale of shares	5,117,095	5,085,275
Cost of shares redeemed	(5,117,095)	(5,085,275)
Increase (Decrease) in net assets resulting from share transactions	—	—
Total increase (decrease) in net assets	(247,878)	114,568
Net Assets, beginning of period	10,250,641	10,136,073
Net Assets, end of period†	$10,002,763	$10,250,641
† Including undistributed net investment income	$42,003	$41,100

** Shares of Common Stock Issued (no par value)
Shares sold	200,000	200,000
Shares redeemed	(200,000)	(200,000)
Net increase (decrease)	—	—

See Notes to Financial Statements

74

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	BDC INCOME ETF
	For the		For the	For the Period
	Six Months		Year	February 11,
	Ended		Ended	2013(a) through
	October 31,		April 30,	April 30,
	2014		2014	2013
	(unaudited)
Net asset value, beginning of period	$19.84		$20.72	$19.98
Income from investment operations:
Net investment income	0.75		1.37	0.21
Net realized and unrealized gain (loss) on investments	(0.46)		(0.97)	0.74
Total from investment operations	0.29		0.40	0.95
Less:
Dividends from net investment income	(0.76)		(1.28)	(0.21)
Net asset value, end of period	$19.37		$19.84	$20.72
Total return (b)	1.41	%(d)	1.94%	4.79	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$45,522		$33,728	$11,398
Ratio of gross expenses to average net assets	0.59	%(c)	0.81%	4.82	%(c)
Ratio of net expenses to average net assets	0.41	%(c)	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	8.16	%(c)	7.38%	6.67	%(c)
Portfolio turnover rate	10	%(d)	14%	0	%(d)

	EMERGING MARKETS AGGREGATE BOND ETF
	For the				For the Period
	Six Months				May 11,
	Ended				2011(a) through
	October 31,		For the Year Ended April 30,		April 30,
	2014		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$23.95		$26.43	$25.28	$25.00
Income from investment operations:
Net investment income	0.55		1.19	1.16	1.30
Net realized and unrealized gain (loss) on investments	(0.44)		(2.49)	1.10	0.18
Total from investment operations	0.11		(1.30)	2.26	1.48
Less:
Dividends from net investment income	(0.46)		(0.61)	(1.10)	(1.19)
Distributions from net realized capital gains	—		—	(0.01)	(0.01)
Return of capital	—		(0.57)	—	—
Total dividends and distributions	(0.46)		(1.18)	(1.11)	(1.20)
Net asset value, end of period	$23.60		$23.95	$26.43	$25.28
Total return (b)	0.43	%(d)	(4.78)%	9.25%	6.05	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$17,697		$21,556	$47,571	$7,583
Ratio of gross expenses to average net assets	1.06	%(c)	1.34%	1.26%	1.92	%(c)
Ratio of net expenses to average net assets	0.50	%(c)	0.50%	0.49%	0.49	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(c)	0.49%	0.49%	0.49	%(c)
Ratio of net investment income to average net assets	4.42	%(c)	4.57%	4.92%	5.44	%(c)
Portfolio turnover rate	12	%(d)	58%	11%	11	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

75

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	EMERGING MARKETS HIGH YIELD BOND ETF
	For the Six Months Ended October 31, 2014		For the Year Ended April 30, 2014	For the Period May 8, 2012(a) through April 30, 2013
	(unaudited)
Net asset value, beginning of period	$25.68		$26.86	$25.03
Income from investment operations:
Net investment income	0.80		1.51	1.54
Net realized and unrealized gain (loss) on investments		(0.25)	(1.21)	1.75
Total from investment operations	0.55		0.30	3.29
Less:
Dividends from net investment income		(0.80)	(1.48)		(1.45)
Distributions from net realized capital gains	—		—		(0.01)
Total dividends and distributions		(0.80)	(1.48)		(1.46)
Net asset value, end of period	$25.43		$25.68	$26.86
Total return (b)	2.13	%(d)	1.34%	13.47	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$437,323		$339,021	$247,080
Ratio of gross expenses to average net assets	0.48	%(c)	0.53%	0.69	%(c)
Ratio of net expenses to average net assets	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	6.24	%(c)	6.05%	6.09	%(c)
Portfolio turnover rate	13	%(d)	16%	20	%(d)

	EMERGING MARKETS LOCAL CURRENCY BOND ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,			For the Period July 22, 2010(a) through April 30,
	2014		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$23.69		$27.56	$26.28	$27.74	$25.11
Income from investment operations:
Net investment income	0.65		1.38	1.36	1.41	0.96
Net realized and unrealized gain (loss) on investments		(0.90)	(3.98)	1.13	(1.54)	2.51
Total from investment operations		(0.25)	(2.60)	2.49	(0.13)	3.47
Less:
Dividends from net investment income		(0.54)	(0.87)	(1.14)	(1.33)		(0.84)
Return of capital	—		(0.40)	(0.07)	—	—
Total dividends		(0.54)	(1.27)	(1.21)	(1.33)		(0.84)
Net asset value, end of period	$22.90		$23.69	$27.56	$26.28	$27.74
Total return (b)	(1.13	)%(d)	(9.35)%	9.75%	(0.34)%	14.02	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$934,341		$810,369	$1,504,998	$741,109	$349,530
Ratio of gross expenses to average net assets	0.48	%(c)	0.52%	0.48%	0.47%	0.49	%(c)
Ratio of net expenses to average net assets	0.47	%(c)	0.47%	0.47%	0.47%	0.49	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.47	%(c)	0.47%	0.47%	0.47%	0.48	%(c)
Ratio of net investment income to average net assets	5.50	%(c)	5.47%	5.28%	5.71%	5.60	%(c)
Portfolio turnover rate	13	%(d)	16%	16%	21%	3	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

76

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	FALLEN ANGEL HIGH YIELD BOND ETF
	For the Six Months Ended				For the Period April 10, 2012(a) through
	October 31,		For the Year Ended April 30,		April 30,
	2014		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$27.82		$27.54	$25.20	$25.00
Income from investment operations:
Net investment income	0.75		1.54	1.62	0.07
Net realized and unrealized gain (loss) on investments		(0.05)	0.37	2.39	0.13
Total from investment operations	0.70		1.91	4.01	0.20
Less:
Dividends from net investment income		(0.76)	(1.55)	(1.55)	—
Distributions from net realized capital gains	—		(0.08)	(0.12)	—
Total dividends and distributions		(0.76)	(1.63)	(1.67)	—
Net asset value, end of period	$27.76		$27.82	$27.54	$25.20
Total return (b)	2.52	%(d)	7.31%	16.40%	0.80	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 16,654		$ 16,695	$ 11,017	$ 10,080
Ratio of gross expenses to average net assets	0.97	%(c)	1.47%	1.48%	6.27	%(c)
Ratio of net expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	5.37	%(c)	5.72%	6.16%	4.90	%(c)
Portfolio turnover rate	22	%(d)	35%	34%	0	%(d)
	INTERNATIONAL HIGH YIELD BOND ETF
	For the Six Months Ended				For the Period April 2, 2012(a) through
	October 31,		For the Year Ended April 30,		April 30,
	2014		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$27.73		$27.37	$24.93	$24.96
Income from investment operations:
Net investment income	0.66		1.66	1.43	0.10
Net realized and unrealized gain (loss) on investments		(1.40)	0.44	2.43		(0.13)
Total from investment operations		(0.74)	2.10	3.86		(0.03)
Less:
Dividends from net investment income		(0.71)	(1.69)	(1.42)	—
Distributions from net realized capital gains	—		(0.05)	—	—
Total dividends and distributions		(0.71)	(1.74)	(1.42)	—
Net asset value, end of period	$26.28		$27.73	$27.37	$24.93
Total return (b)	(2.75	)%(d)	8.06%	16.01%	(0.12	)%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$204,957		$160,853	$273,736	$19,943
Ratio of gross expenses to average net assets	0.54	%(c)	0.58%	0.52%	2.85	%(c)
Ratio of net expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	5.00	%(c)	5.59%	5.81%	5.65	%(c)
Portfolio turnover rate	18	%(d)	27%	11%	0	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

77

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	INVESTMENT GRADE FLOATING RATE ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,			For the Period April 25, 2011(a) through April 30,
	2014		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$25.02		$24.95	$24.27	$24.82	$24.82
Income from investment operations:
Net investment income	0.08		0.15	0.23	0.23	—	(e)
Net realized and unrealized gain (loss) on investments	0.01		0.07	0.69	(0.58)	—
Total from investment operations	0.09		0.22	0.92	(0.35)	—
Less:
Dividends from net investment income	(0.08)		(0.15)	(0.24)	(0.20)	—
Net asset value, end of period	$25.03		$25.02	$24.95	$24.27	$24.82
Total return (b)	0.35	%(d)	0.88%	3.82%	(1.40)%	0.00	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$92,616		$97,584	$17,462	$7,282	$4,965
Ratio of gross expenses to average net assets	0.49	%(c)	0.54%	1.48%	1.92%	30.87	%(c)
Ratio of net expenses to average net assets	0.19	%(c)	0.19%	0.19%	0.19%	0.19	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.19	%(c)	0.19%	0.19%	0.19%	0.19	%(c)
Ratio of net investment income (loss) to average net assets	0.61	%(c)	0.62%	0.91%	0.95%	(0.15	)%(c)
Portfolio turnover rate	14	%(d)	13%	5%	14%	0	%(d)

	MORTGAGE REIT INCOME ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,		For the Period August 16, 2011(a) through April 30,
	2014		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$24.40		$29.41	$25.35	$24.85
Income from investment operations:
Net investment income	0.91		3.06	2.84	2.07
Net realized and unrealized gain (loss) on investments	0.14		(4.85)	4.08	0.36
Total from investment operations	1.05		(1.79)	6.92	2.43
Less:
Dividends from net investment income	(0.92)		(2.61)	(2.72)	(1.93)
Distributions from net realized capital gains	—		—	(0.14)	—
Return of capital	—		(0.61)	—	—
Total dividends and distributions	(0.92)		(3.22)	(2.86)	(1.93)
Net asset value, end of period	$24.53		$24.40	$29.41	$25.35
Total return (b)	4.40	%(d)	(4.87)%	28.75%	10.87	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$121,416		$106,140	$130,884	$34,228
Ratio of gross expenses to average net assets	0.53	%(c)	0.60%	0.58%	1.19	%(c)
Ratio of net expenses to average net assets	0.41	%(c)	0.41%	0.41%	0.41	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	7.99	%(c)	12.22%	11.60%	14.50	%(c)
Portfolio turnover rate	6	%(d)	26%	6%	8	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

78

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	PREFERRED SECURITIES EX FINANCIALS ETF
	For the Six Months Ended October 31, 2014		For the Year Ended April 30, 2014	For the Period July 16, 2012(a) through April 30, 2013
	(unaudited)
Net asset value, beginning of period	$20.70		$20.69	$20.06
Income from investment operations:
Net investment income	0.63		1.25	0.89
Net realized and unrealized gain (loss) on investments	(0.15)		— (e)	0.57
Total from investment operations	0.48		1.25	1.46
Less:
Dividends from net investment income	(0.61)		(1.24)	(0.83)
Net asset value, end of period	$20.57		$20.70	$20.69
Total return (b)	2.35	%(d)	6.59%	7.38	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$182,036		$162,519	$163,471
Ratio of gross expenses to average net assets	0.49	%(c)	0.53%	0.51	%(c)
Ratio of net expenses to average net assets	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	6.09	%(c)	6.40%	6.25	%(c)
Portfolio turnover rate	11	%(d)	19%	21	%(d)

	RENMINBI BOND ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,		For the Period October 11, 2011(a) through April 30,
	2014		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$25.54		$26.47	$25.61	$24.93
Income from investment operations:
Net investment income	0.35		0.66	0.53	0.27
Net realized and unrealized gain (loss) on investments	0.50		(0.63)	0.89	0.63
Total from investment operations	0.85		0.03	1.42	0.90
Less:
Dividends from net investment income	(0.39)		(0.96)	(0.56)	(0.22)
Net asset value, end of period	$26.00		$25.54	$26.47	$25.61
Total return (b)	3.33	%(d)	0.08%	5.61%	3.61	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,199		$5,107	$5,293	$5,121
Ratio of gross expenses to average net assets	2.16	%(c)	3.08%	2.42%	3.32	%(c)
Ratio of net expenses to average net assets	0.39	%(c)	0.39%	0.39%	0.39	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.39	%(c)	0.39%	0.39%	0.39	%(c)
Ratio of net investment income to average net assets	2.66	%(c)	2.51%	2.05%	2.01	%(c)
Portfolio turnover rate	8	%(d)	31%	26%	11	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

79

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	TREASURY-HEDGED HIGH YIELD BOND ETF
	For the Six Months Ended October 31, 2014		For the Year Ended April 30, 2014	For the Period March 21, 2013(a) through April 30, 2013
	(unaudited)
Net asset value, beginning of period	$25.63		$25.34	$25.00
Income from investment operations:
Net investment income	0.57		0.89	0.06
Net realized and unrealized gain (loss) on investments		(0.62)	0.48	0.28
Total from investment operations		(0.05)	1.37	0.34
Less:
Dividends from net investment income		(0.57)	(0.85)	—
Distributions from net realized capital gains	—		(0.23)	—
Total dividends and distributions		(0.57)	(1.08)	—
Net asset value, end of period	$25.01		$25.63	$25.34
Total return (b)	(0.22	)%(d)	5.55%	1.36	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,003		$10,251	$10,136
Ratio of gross expenses to average net assets	1.57	%(c)	2.50%	4.53	%(c)
Ratio of net expenses to average net assets	0.50	%(c)	1.22%	1.54	%(c)
Ratio of net expenses, excluding interest expense and interest on securities sold short, to average net assets	0.50	%(c)	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	4.45	%(c)	3.52%	2.26	%(c)
Portfolio turnover rate	22	%(d)	41%	124	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

80

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2014 (unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2014, offers fifty-nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Emerging Markets Local Currency Bond ETF (“Emerging Markets Local Currency”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), Mortgage REIT Income ETF (“Mortgage REIT”), Preferred Securities ex Financials ETF (“Preferred Securities”), Renminbi Bond ETF (“Renminbi”) and Treasury-Hedged High Yield Bond ETF (“Treasury-Hedged”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. BDC Income, Mortgage REIT and Preferred Securities seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
BDC Income	February 11, 2013	Market Vectors® U.S. Business Development Companies Index*
Emerging Markets Aggregate	May 11, 2011	Market Vectors® EM Aggregate Bond Index*
Emerging Markets High Yield	May 8, 2012	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index
Emerging Markets Local Currency	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core
Fallen Angel	April 10, 2012	The BofA Merrill Lynch US Fallen Angel High Yield Index
International High Yield	April 2, 2012	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index
Investment Grade	April 25, 2011	Market Vectors® US Investment Grade Floating Rate Index*
Mortgage REIT	August 16, 2011	Market Vectors® Global Mortgage REITs Index*
Preferred Securities	July 16, 2012	Wells Fargo® Hybrid & Preferred Securities ex Financials Index
Renminbi	October 11, 2011	Market Vectors® Renminbi Bond Index*
Treasury-Hedged	March 21, 2013	Market Vectors® US Treasury-Hedged High Yield Bond Index*

*	Owned by Market Vectors Index Solutions GmbH, an indirect, wholly owned subsidiary of the Adviser.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standard Codification (“ASC”) 946 Financial Services – Investment Companies.

81

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
82

C.	Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Securities Sold Short–Treasury-Hedged may invest in securities sold short. A short sale occurs when a Fund sells a security, which it does not own, by borrowing it from a broker. Proceeds from securities sold short are reported as liabilities in the Statements of Assets and Liabilities and are marked to market daily in accordance with the fair value methodology described in Note 2A. Gains and losses are classified as realized when short positions are closed. In the event that the value of the security which the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss, as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions. Interest on securities sold short is recorded as an expense by the Fund on the interest payment date. Cash as collected is deposited in a segregated account with brokers, maintained by the Fund, for its open short sales. Until the Fund replaces the borrowed security, the Fund maintains securities or permissible liquid assets in a segregated account with a broker or custodian sufficient to cover its short positions. At October 31, 2014, Treasury-Hedged held no securities sold short.

E.	Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Repurchase Agreements–The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of October 31, 2014 are reflected in the Schedules of Investments.

H.	Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree
83

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments.

Futures Contracts–The Funds may purchase or sell futures contracts to gain exposure or to hedge against interest rate movement. Using futures contracts involves various market risks, including interest rate and equity risk as well as the risks that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Portfolio each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Treasury-Hedged held futures contracts for six months during the period ended October 31, 2014 of which the average market value of the futures contracts for that six month period was $9,696,883. Futures contracts held by Treasury-Hedged at October 31, 2014 are reflected in the Schedule of Investments.

At October 31, 2014, Treasury-Hedged held the following derivatives instruments:

Liability Derivatives Interest Rate Risk
Futures contracts[1]	$52,796

1 Statements of Assets and Liabilities location: Variation margin on futures contracts

For Treasury-Hedged, the impact of transactions in derivative instruments during the period ended October 31, 2014, was as follows:

Interest Rate Risk
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(81,976)
Realized gain (loss):
Futures contracts[3]	$(51,251)

2 Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

3 Statements of Operations location: Net realized gain (loss) on futures contracts

I.	Offsetting Assets and Liabilities–In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds do not offset securities lending or repurchase agreement assets and liabilities subject to enforceable master netting agreements or other similar agreements in the Statements of Assets and Liabilities.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities, subject to master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral and margin) as of October 31, 2014. Collateral is disclosed up to 100% of the net amount of unrealized gain/loss or market value of the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of October 31, 2014.
84

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged*	Net Amount
Treasury-Hedged	Futures Contracts	$52,796	$ —	$52,796	$(52,796)	$—

*Gross amounts not offset in the Statements of Assets and Liabilities

J.	Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2015, for the Funds to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense limitation (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) listed in the table below.

The current management fee rate/expense limitation and the amounts waived/assumed by the Adviser for the period ended October 31, 2014 are as follows:

Fund	Expense Limitation	Management Fee Rate	Waiver of Management Fees	Expenses Assumed by the Adviser
BDC Income	0.40%	0.40%	$40,417	$—
Emerging Markets Aggregate	0.49	0.35	34,259	20,738
Emerging Markets High Yield	0.40	0.40	172,428	—
Emerging Markets Local Currency	0.47	0.35	41,931	—
Fallen Angel	0.40	0.40	33,748	14,463
International High Yield	0.40	0.40	144,469	—
Investment Grade	0.19	0.35	134,923	—
Mortgage REIT	0.40	0.40	67,459	—
Preferred Securities	0.40	0.40	72,118	—
Renminbi	0.39	0.35	9,097	37,029
Treasury-Hedged	0.50	0.45	22,956	31,379

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

85

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4–Investments–For the period ended October 31, 2014, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$6,575,311	$4,250,972
Emerging Markets Aggregate	2,272,363	5,372,252
Emerging Markets High Yield	73,448,990	50,902,694
Emerging Markets Local Currency	183,250,360	109,018,098
Fallen Angel	3,586,285	3,545,044
International High Yield	51,614,105	34,095,016
Investment Grade	18,057,457	13,085,454
Mortgage REIT	32,941,953	7,469,607
Preferred Securities	19,206,090	21,049,416
Renminbi	386,223	808,932
Treasury-Hedged	2,119,451	2,270,953

Note 5–Income Taxes–As of October 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$56,560,337	$317,005	$(2,811,709)	$(2,494,704)
Emerging Markets Aggregate	18,136,066	363,235	(847,230)	(483,995)
Emerging Markets High Yield	504,022,276	5,282,892	(16,073,287)	(10,790,395)
Emerging Markets Local Currency	1,046,097,106	3,908,544	(129,949,251)	(126,040,707)
Fallen Angel	16,218,762	1,146,250	(84,066)	1,062,184
International High Yield	227,282,352	2,784,277	(7,974,594)	(5,190,317)
Investment Grade	92,517,378	389,971	(41,183)	348,788
Mortgage REIT	132,107,918	4,974,725	(14,380,858)	(9,406,133)
Preferred Securities	187,042,255	2,458,132	(4,576,228)	(2,118,096)
Renminbi	5,007,035	84,110	(12,404)	71,706
Treasury-Hedged	10,115,429	214,381	(158,390)	55,991

The tax character of dividends paid to shareholders during the year ended April 30, 2014 was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital
Fund	April 30, 2014	April 30, 2014	April 30, 2014
BDC Income	$1,559,010	$—	$—
Emerging Markets Aggregate	507,063	3,567	472,970
Emerging Markets High Yield	13,759,920	—	—
Emerging Markets Local Currency	38,448,228	—	15,121,732
Fallen Angel	823,240	45,240	—
International High Yield	12,147,040	—	—
Investment Grade	398,830	—	—
Mortgage REIT	10,623,350	—	2,500,000
Preferred Securities	9,173,790	—	—
Renminbi	192,600	—	—
Treasury-Hedged	432,400	—	—

The tax character of current year distributions will be determined at the end of the fiscal year.

86

At April 30, 2014, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	No Expiration Short-Term Capital Losses	No Expiration Long-Term Capital Losses
BDC Income	$101,590	$—
Emerging Markets Aggregate	1,403,942	155,658
Emerging Markets High Yield	833,054	393,421
Emerging Markets Local Currency	3,391,602	—
International High Yield	240,924	5,140
Investment Grade	—	1,180
Mortgage REIT	941,991
Preferred Securities	2,091,234	417,398
Renminbi	39	—

During the year ended April 30, 2014, Investment Grade, Renminbi and Treasury-Hedged utilized $2,913, $843 and $10,100 of prior year capital carryforwards, respectively.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended April 30, 2011-2014), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2014, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of October 31, 2014, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiple thereof, as follows:

Fund	Creation Units
BDC Income	50,000
Emerging Markets Aggregate	200,000
Emerging Markets High Yield	200,000
Emerging Markets Local Currency	200,000
Fallen Angel	200,000
International High Yield	200,000
Investment Grade	100,000
Mortgage REIT	50,000
Preferred Securities	50,000
Renminbi	100,000
Treasury-Hedged	200,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2014, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$15,097,780	$4,145,492
Emerging Markets High Yield	85,502,902	4,280,510
Emerging Markets Local Currency	88,657,412	13,588,859
International High Yield	37,242,129	—
Investment Grade	4,249,806	14,365,526
Mortgage REIT	—	7,809,726
Preferred Securities	27,748,352	9,972,088

87

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7–Concentration and Other Risks–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds (except BDC Income, Mortgage REIT, and Preferred Securities) use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except Investment Grade, Mortgage REIT, Preferred Securities and Renminbi) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

Emerging Markets Aggregate, Emerging Markets High Yield, Emerging Markets Local Currency, Fallen Angel, International High Yield, Investment Grade and Renminbi invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Mortgage REIT invests directly in mortgage REITs and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Additionally, preferred securities are subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Treasury-Hedged invests directly in securities sold short and futures contracts which are designed to hedge against the price sensitivity of the below investment grade corporate bonds. A risk of hedging is the imperfect correlation between price movement of the securities sold short and the price movement of the Fund’s investments.

Certain Funds may invest directly in the Russian local market. As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals

88

and companies. These sanctions do not currently impact any of the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held, if any, by the Funds.

At October 31, 2014, the Adviser owned approximately 53% of Emerging Markets Aggregate as well as 50% of Renminbi.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending agent. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund, the Bank of New York Institutional Cash Reserve, or repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at October 31, 2014 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Note 10–Bank Line of Credit–The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2014, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	October 31, 2014
BDC Income	145	$244,726	1.49%	$151,662
Emerging Markets Aggregate	18	155,219	1.49	—
Emerging Markets High Yield	5	504,947	1.49	—
Emerging Markets Local Currency	57	2,224,230	1.49	—
Fallen Angel	19	184,356	1.49	—
International High Yield	2	444,870	1.49	—
Investment Grade	2	403,711	1.49	—
Mortgage REIT	151	1,252,263	1.49	346,472
Preferred Securities	136	474,933	1.49	—
Treasury-Hedged	6	150,806	1.49	—
89

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 11–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2014, there were no offsets to the custodian fees.

Note 12–Subsequent Events–The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2014:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Emerging Markets Aggregate	11/3/14	11/5/14	11/7/14	$0.0900
Emerging Markets High Yield	11/3/14	11/5/14	11/7/14	$0.1360
Emerging Markets Local Currency	11/3/14	11/5/14	11/7/14	$0.1000
Fallen Angel	11/3/14	11/5/14	11/7/14	$0.1300
International High Yield	11/3/14	11/5/14	11/7/14	$0.1160
Investment Grade	11/3/14	11/5/14	11/7/14	$0.0129
Preferred Securities	11/3/14	11/5/14	11/7/14	$0.0600
Renminbi	11/3/14	11/5/14	11/7/14	$0.1000
Treasury-Hedged	11/3/14	11/5/14	11/7/14	$0.1000

Emerging Markets Aggregate	12/1/14	12/3/14	12/5/14	$0.0850
Emerging Markets High Yield	12/1/14	12/3/14	12/5/14	$0.1280
Emerging Markets Local Currency	12/1/14	12/3/14	12/5/14	$0.1012
Fallen Angel	12/1/14	12/3/14	12/5/14	$0.1050
International High Yield	12/1/14	12/3/14	12/5/14	$0.1100
Investment Grade	12/1/14	12/3/14	12/5/14	$0.0134
Preferred Securities	12/1/14	12/3/14	12/5/14	$0.0700
Renminbi	12/1/14	12/3/14	12/5/14	$0.1000
Treasury-Hedged	12/1/14	12/3/14	12/5/14	$0.0930

Renminbi	12/9/14	12/11/14	12/15/14	$0.6043

The following distribution from long-term capital gains was declared and paid subsequent to October 31, 2014:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Renminbi	12/9/14	12/11/14	12/15/14	$0.0120

Effective November 5, 2014, the expense limitation for Investment Grade was reduced from 0.19% to 0.14%. Additionally, effective December 12, 2014, shares are now issued and redeemed by Treasury-Hedged in Creation Units of 100,000 or multiples thereof.

The Board of Trustees of Market Vectors ETF Trust approved the liquidation and dissolution of Renminbi. A final distribution will be paid out to shareholders of record on December 22, 2014, payable on December 23, 2014.

90

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited)

At a meeting held on June 6, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between Van Eck Associates Corporation (the “Adviser”) and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) with respect to Market Vectors Renminbi Bond ETF (the “Fund”).

The Board’s approval of the Sub-Advisory Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser and the Sub-Adviser, as discussed below. Information provided to the Trustees from the Adviser and the Sub-Adviser included various aspects of the proposed changes to the Fund’s investment strategies, the rationale for retaining a sub-adviser that has been granted a quota under the Renminbi Qualified Institutional Investors Scheme (“RQFII quota”) and the RQFII program generally. The Independent Trustees’ consideration of the Sub-Advisory Agreement was based, in part, on information obtained through discussions with the Adviser and the Sub-Adviser at the Meeting regarding the management of the Fund and/or based on their review of the materials provided by the Adviser and the Sub-Adviser, including the background and experience of the portfolio managers, the Sub-Adviser’s affiliate, China Asset Management Co., Ltd. and others involved or proposed to be involved on behalf of the Sub-Adviser in the management of the Fund. The Trustees noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., China’s largest asset management company measured by fund assets under management. The Trustees took into account the Sub-Adviser’s experience and investment management process with respect to RQFII funds, including Market Vectors ChinaAMC A-Share ETF, currently managed by the Sub-Adviser and the experience of its affiliate, China Asset Management Co., Ltd. The Trustees also considered the terms of, and scope of services that the Sub-Adviser would provide under, the Sub-Advisory Agreement and information with respect to the Sub-Adviser’s compliance program.

In addition, the Trustees were given information regarding the expected benefits to the Fund that could be achieved by investing directly in renminbi-denominated bonds issued in mainland China via the Sub-Adviser’s RQFII quota. The Trustees took into account the unique legal and operational aspects of the Fund and the RQFII program. The Trustees also considered materials relating to the sub-advisory fees to be paid to the Sub-Adviser by the Adviser, the advisory fees to be retained by the Adviser and information provided by the Sub-Adviser with respect to the tracking error of other RQFII funds that it manages and the fees it charges those funds. The Trustees concluded that the nature, quality and extent of the services to be provided by the Sub-Adviser were appropriate.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Sub-Advisory Agreement.

In voting to approve the Sub-Advisory Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Sub-Advisory Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees also concluded that the sub-advisory fees were reasonable in light of the services to be provided. The Trustees further concluded that Sub-Advisory Agreement is in the best interest of the Fund and the Fund’s shareholders.

* * *

At a meeting held on June 6, 2014 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the Market Vectors Asia ex-Japan Aggregate Bond ETF, BDC Income ETF, Business Development Company/Specialty Finance ETF, Defaulted & Distressed Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Local Currency Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fallen Angel High Yield Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, International High Yield Bond ETF, International US$ High Yield Bond ETF,

91

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

Investment Grade Floating Rate ETF, Japanese Bond ETF, Mortgage REIT Income ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, Preferred Securities ex Financials ETF, Renminbi Bond ETF, Treasury-Hedged High Yield Bond ETF and USD Emerging Markets Aggregate Bond ETF (collectively, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 9, 2014. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and (where applicable) the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a different group of issuers than some or all of the other funds in a Fund’s designated peer group. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 9, 2014 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any fair value adjustments to the underlying securities. Based on discussions with the Adviser, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and/or median of its respective peer group of funds, except for each of Market Vectors BDC Income ETF, Mortgage REIT Income ETF and Treasury-Hedged High Yield Bond ETF which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable ETFs.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing certain administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

92

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that certain Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability to the Adviser of Market Vectors Asia ex-Japan Aggregate Bond ETF, Defaulted & Distressed Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Global High Yield Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF and Non-Agency RMBS ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 9, 2014 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

* * *

At a meeting (the “Meeting”) held on September 4, 2014, the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement (the “Investment Management Agreement”) between the Trust and Van Eck Associates Corporation (the “Adviser”) and a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) with respect to Market Vectors China Bond ETF (the “Fund”). The Investment Management Agreement and Sub-Advisory Agreement are together referred to as the “Agreements.”

The Board’s approval of each Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser and the Sub-Adviser as discussed below. Information provided to the Trustees from the Adviser and the Sub-Adviser included various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements as well as the rationale for retaining a sub-adviser that has been granted a quota under the Renminbi Qualified Institutional Investors Scheme (“RQFII quota”) and the RQFII program generally. The Independent Trustees’ consideration of each Agreement was based, in part, on information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees respecting the Adviser and the Sub-Adviser and/or based on their review of the materials provided by the Adviser and the Sub-Adviser, including the background and experience of the portfolio managers, the Sub-Adviser’s affiliate, China Asset Management Co., Ltd. and others involved or proposed to

93

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

be involved on behalf of the Adviser and the Sub-Adviser in the management of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser and the Sub-Adviser would provide under each Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the Fund’s respective registration statement. The Trustees noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., China’s largest asset management company measured by fund assets under management. The Trustees took into account the Sub-Adviser’s experience and investment management process with respect to RQFII funds, including Market Vectors ChinaAMC A-Share ETF and Market Vectors ChinaAMC SME-ChiNext ETF, currently managed by the Sub-Adviser and the experience of its affiliate, China Asset Management Co., Ltd. The Trustees also considered information with respect to the overall business of the Adviser and the Sub-Adviser, and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund (“ETF”) market with the Adviser noting that, at the time of the Meeting, there were no U.S.-listed ETFs that provided exposure to bonds issued in mainland China. The Trustees took into account the unique legal and operational aspects of the Fund and the RQFII program. The Trustees considered the sub-advisory fees to be paid to the Sub-Adviser by the Adviser, and the advisory fees to be retained by the Adviser. The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund, including any it may receive from providing administrative services to the Fund and from an affiliate of the Adviser serving as distributor to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser and the Sub-Adviser or the profitability of the Fund to the Adviser and the Sub-Adviser because the Fund had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Fund has not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to the Fund by the Adviser and the Sub-Adviser, although they concluded that the nature, quality and extent of the services to be provided by the Adviser and the Sub-Adviser were appropriate based on the Trustees’ knowledge of the Adviser and the Sub-Adviser and their personnel and the operations of the other series of the Trust (in the case of the Sub-Adviser, Market Vectors ChinaAMC A-Share ETF and Market Vectors ChinaAMC SME-ChiNext ETF as having served in such capacity since January 2014 and July 2014, respectively).

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Agreements.

In voting to approve the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, the fees paid by other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees also concluded that the advisory and sub-advisory fees were reasonable in light of the services to be provided. The Trustees further concluded that each Agreement is in the best interest of the Fund and the Fund’s shareholders.

94

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting marketvectorsetfs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation

335 Madison Avenue

New York, NY 10017

vaneck.com

Account Assistance:

1.888.MKT.VCTR

INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date January 8, 2015
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 8, 2015
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date January 8, 2015
     ---------------